As filed with the Securities and Exchange Commission on or about April 29, 2005

Registration No. 33-17463 and 811-5344

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 43	☒

and/or

REGISTRATION STATEMENT

Under the Investment Company Act of 1940

Amendment No. 44	☒

WILLIAM BLAIR FUNDS

(Exact Name of Registrant as Specified in Charter)

222 West Adams Street

Chicago, Illinois 60606

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: (312) 364-8000

(Name and Address of Agent for Service)	Copy to:

Marco Hanig William Blair Funds 222 West Adams Street Chicago, Illinois 60606	Cathy G. O’Kelly Vedder, Price, Kaufman & Kammholz, P.C. 222 North LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b); or

☒	on May 1, 2005 pursuant to paragraph (b); or

☐	60 days after filing pursuant to paragraph (a)(1); or

☐	on (date) pursuant to paragraph (a)(1); or

☐	75 days after filing pursuant to paragraph (a)(2); or

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CLASS N PROSPECTUS

MAY 1, 2005

WILLIAM BLAIR FUNDS

May 1, 2005

William Blair Funds

CLASS N SHARES PROSPECTUS

Growth Fund

Tax-Managed Growth Fund

Large Cap Growth Fund

Small Cap Growth Fund

Small-Mid Cap Growth Fund

International Growth Fund

International Equity Fund

Value Discovery Fund

Income Fund

Ready Reserves Fund

        This prospectus contains important information about each Fund, including its investment objective. For your benefit and protection, please read it before you invest and keep it for future reference. This prospectus relates only to the Class N Shares of each Fund.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

William Blair Funds

222 West Adams Street

Chicago, Illinois 60606

i

WILLIAM BLAIR GROWTH FUND

SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    The Fund invests primarily in a diversified portfolio of common stocks of domestic growth companies. The Advisor seeks growth opportunities by investing in large, medium and small companies in varying proportions.

Large, high quality growth companies that have demonstrated sustained growth over a long period of time;

Medium-sized growth companies of recognized investment quality whose records of sales and earnings growth may not be as well established; and

Small emerging, rapid growth companies of high quality that have had especially vigorous growth in revenues and earnings.

MAIN RISKS OF INVESTING:    Since the Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of small and medium-sized companies may be more volatile and more speculative than the securities of large companies. In addition, small and medium-sized companies may be traded in low volumes, which can increase volatility. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last 10 calendar years. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Highest Quarterly Return	Lowest Quarterly Return
23.69% (4Q98)	(19.07)% (3Q02)

1

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2004, to broad-based securities market benchmarks. The table also shows returns on a before tax and after tax basis. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Growth Fund
Return Before Taxes	7.32%	(4.66)%	8.20%
Return After Taxes on Distributions	7.32%	(5.94)%	6.78%
Return After Taxes on Distributions and Sale of Fund Shares	4.76%	(4.09)%	6.89%
Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)*	6.93%	(8.87)%	9.30%
S&P 500 (reflects no deduction for fees, expenses or taxes)**	10.88%	(2.30)%	12.07%

*	The Russell 3000® Growth Index is an unmanaged index of the largest 3000 stocks in the U.S. determined by market capitalization.
**	The Standard & Poor’s 500 Stock Index is an unmanaged index that generally represents broad larger capitalization equity market performance.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another Fund. However, the Fund will charge a redemption fee of 1.00% of the value of the shares sold (or exchanged) within 60 days of their purchase, in order to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	1.00%
Redemption fee on shares held 61 days or more	None

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	.75%
Distribution (Rule 12b-1) Fee	.25%
Other Expenses	.17%

Total Annual Fund Operating Expenses	1.17%

Example:    This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$119	$372	$644	$1,420

2

WILLIAM BLAIR TAX-MANAGED GROWTH FUND

SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Tax-Managed Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    The Fund invests primarily in a diversified portfolio of common stocks of domestic growth companies. The Fund employs a number of techniques designed specifically to enhance the long-term, after-tax returns for its shareholders. The Advisor seeks growth opportunities by investing in large, medium and small companies in varying proportions.

Large, high quality growth companies that have demonstrated sustained growth over a long period of time;

Medium-sized growth companies of recognized investment quality whose records of sales and earnings growth may not be as well established; and

Small emerging, rapid growth companies of high quality that have had especially vigorous growth in revenues and earnings.

The Advisor seeks high after-tax returns by balancing investment considerations and tax considerations. The Advisor seeks to achieve returns primarily in the form of price appreciation and to minimize income distributions and distributions of realized short-term gains. Among the techniques and strategies used in the tax-efficient management of the Fund are the following:

•	investing primarily in lower-yielding growth stocks;

•	employing a long-term, low turnover approach to investing;

•	attempting to avoid net realized short-term gains;

•	when appropriate, selling stocks trading below cost to realize losses;

•	in selling appreciated stocks, selecting the most tax-favored share lots; and

•	selectively using tax-advantaged hedging techniques, such as derivative transactions, as an alternative to taxable sales.

MAIN RISKS OF INVESTING:    Since the Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of small and medium-sized companies may be more volatile and more speculative than securities of large companies. In addition, small and medium-sized companies may be traded in low volumes, which can increase volatility.

The Fund can generally be expected to distribute a smaller percentage of returns each year than most other equity mutual funds. There can be no assurance, however, that taxable distributions can always be avoided.

The Fund may engage in derivative transactions to protect against price declines or as a substitute for purchasing or selling securities. The use of these techniques is subject to certain limitations and may expose the Fund to increased risk of principal loss. Because of the Fund’s tax-managed strategy, the investments that the Fund’s portfolio managers may choose from may be more limited than those of a fund that does not have a tax-managed strategy. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

3

FUND PERFORMANCE HISTORY

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Highest Quarterly Return	Lowest Quarterly Return
18.10% (4Q01)	(16.34)% (3Q01)

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2004, to broad-based securities market benchmarks. The table also shows returns on a before tax and after tax basis. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Year	Life of Fund***
Tax-Managed Growth Fund
Return Before Taxes	6.90%	(2.46)%	(2.09)%
Return After Taxes on Distributions	6.90%	(2.46)%	(2.09)%
Return After Taxes on Distributions and Sale of Fund Shares	4.48%	(2.07)%	(1.77)%
Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)*	6.93%	(8.87)%	(8.60)%
S&P 500 (reflects no deduction for fees, expenses or taxes)**	10.88%	(2.30)%	(2.13)%

*	The Russell 3000® Growth Index is an unmanaged index of the largest 3000 stocks in the U.S. determined by market capitalization.
**	The Standard and Poor’s 500 Stock Index is an unmanaged index that generally represents broad larger capitalization equity market performance.
***	The Fund’s inception was on December 27, 1999.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another Fund. However, the Fund will charge a redemption fee of 1.00% of the value of the shares sold (or exchanged) within 60 days of their purchase, in order to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

4

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	1.00%
Redemption fee on shares held 61 days or more	None

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	.80%
Distribution (Rule 12b-1) Fee	.25%
Other Expenses	1.21%

Total Annual Fund Operating Expenses (without waiver)	2.26%	(1)
Advisor’s Expense Waiver	.73%

Net Expenses (with waiver)	1.53%

(1)	The Advisor has entered into a contractual agreement with the Fund to cap the Fund’s operating expenses at 1.53% of average daily net assets until April 30, 2006; the Advisor may continue to waive fees thereafter.

Example:    This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$156	$636	$1,144	$2,538

5

WILLIAM BLAIR LARGE CAP GROWTH FUND

SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Large Cap Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of net assets (plus the amount of any borrowings for investment purposes) in the stocks of large cap companies. The Fund invests in a diversified portfolio of common stocks issued by large domestic growth companies of high quality that have demonstrated sustained growth over a long period of time. The Advisor currently defines large cap companies as those with market capitalizations of $8 billion or more at the time of the Fund’s investment. The Fund may also invest in medium-sized growth companies of recognized investment quality whose records of sales and earnings growth may not be as well established.

The Fund will provide shareholders with at least 60 days prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING:    Since the Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general economic and market conditions. All securities are subject to market, economic and business risks that may cause their share prices to fluctuate. These fluctuations may not be related to the fundamental characteristics of the companies issuing the securities. Instead, for example, if large capitalization growth stocks fall out of favor generally with investors, the value of the Large Cap Growth Fund may decline. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of medium-sized companies are more volatile and more speculative than the securities of large companies. In addition, medium-sized companies may be traded in low volumes, which can increase volatility. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the year indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Highest Quarterly Return	Lowest Quarterly Return
16.06% (4Q01)	(20.12)% (1Q01)

6

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2004, to a broad-based securities market benchmark. The table also shows returns on a before tax and after tax basis. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Year	Life of Fund**
Large Cap Growth Fund
Return Before Taxes	5.23%	(9.25)%	(8.94)%
Return After Taxes on Distributions	5.23%	(9.25)%	(8.94)%
Return After Taxes on Distributions and Sale of Fund Shares	3.40%	(7.61)%	(7.39)%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)*	6.30%	(9.29)%	(9.08)%

*	The Russell 1000® Growth Index is an unmanaged index of large-capitalization companies with above average price-to-book ratios and forecasted growth rates.
**	The Fund’s inception was on December 27, 1999.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another Fund. However, the Fund will charge a redemption fee of 1.00% of the value of the shares sold (or exchanged) within 60 days of their purchase, in order to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	1.00%
Redemption fee on shares held 61 days or more	None

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	.80%
Distribution (Rule 12b-1) Fee	.25%
Other Expenses	1.24%

Total Annual Fund Operating Expenses (without waiver)	2.29%	(1)
Advisor’s Expense Waiver	1.04%

Net Expenses (with waiver)	1.25%

(1)	The Advisor has entered into a contractual agreement with the Fund to cap the Fund’s operating expenses at 1.25% of average daily net assets until April 30, 2006; the Advisor may continue to waive fees thereafter.

7

Example:    This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above, The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$127	$615	$1,130	$2,545

8

WILLIAM BLAIR SMALL CAP GROWTH FUND

SUMMARY

The Small Cap Growth Fund is closed to new investors. Unless you fit into one of the investor categories described below, you may not invest in the Fund.

You may purchase Fund shares through your existing Fund account and reinvest dividends and capital gains in the Fund if you are:

—	A current Fund shareholder;

—	An investor who has previously entered into a letter of intent with the Fund or the Distributor;

—	A participant in a qualified defined contribution retirement plan that offers the Fund as an investment option;

—	A wrap fee program or financial advisory firm charging asset-based fees with existing accounts purchasing shares on behalf of new and existing clients; or

—	A client who maintains a brokerage or managed account with William Blair & Company, L.L.C.

Except as otherwise noted, these restrictions apply to investments made directly with William Blair and Company, L.L.C. and investments made through financial institutions and/or intermediaries. Once an account is closed, additional investments will not be accepted unless you are one of the investors listed above. Exchanges into the Fund from other William Blair Funds are not permitted, unless the exchange is being made into an existing Fund account. Investors may be required to demonstrate eligibility to purchase shares of the Fund before an investment is accepted. Management reserves the right to (i) make additional exceptions that, in its judgment, do not adversely affect its ability to manage the Fund, (ii) reject any investment or refuse any exception, including those detailed above, that it believes will adversely affect its ability to manage the Fund, and (iii) close and re-open the Fund to new or existing shareholders at any time.

INVESTMENT OBJECTIVE:    The William Blair Small Cap Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of net assets (plus the amount of any borrowings for investment purposes) in stocks of small cap companies. The Fund invests primarily in a diversified portfolio of common stocks of small domestic growth companies that are expected to experience solid growth in earnings. The Advisor currently defines small cap companies as those with market capitalizations of $3 billion or less at the time of the Fund’s purchase. The Fund also invests in securities of micro-cap companies (i.e. those with market capitalizations of $300 million or less at the time of the Fund’s purchase). To a limited extent (i.e. with respect to the remaining 20% of its net assets), the Fund may also purchase stock in companies with business characteristics and growth prospects similar to small companies, but which may have market capitalizations above $3 billion. The Fund will invest in many new companies, both through initial public offerings (“IPOs”) and private placements. The Fund may purchase and sell investments without regard to their holding period. The Advisor may aggressively trade the Fund’s portfolio in order to take advantage of short-term appreciation of particular stocks.

The Fund will provide shareholders with at least 60 days prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING:    Since the Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of small and medium-sized companies are volatile and less liquid than securities of large companies. In addition, small and medium-sized companies may be traded in low volumes, which can increase volatility. These risks are intensified for investments in micro-cap companies.

New companies in which the Fund invests may be undercapitalized and may have inexperienced management. When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements are not publicly traded and may be difficult to sell; because there is no public market for some of these securities, it may be difficult to determine their value. The Fund may not be able to sell these securities at the same price at which they are carried in the portfolio.

9

The Fund may trade aggressively and thus may experience high portfolio turnover and relatively high transaction costs. The Fund may realize significant short-term and long-term capital gains, which will result in taxable distributions to investors. Tax and transaction costs may lower the Fund’s effective return for investors.

THE FUND INVOLVES A HIGH LEVEL OF RISK, AND MAY NOT BE APPROPRIATE FOR EVERYONE.    You should consider it only for the aggressive portion of your portfolio. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Highest Quarterly Return	Lowest Quarterly Return
49.66% (1Q00)	(21.37)% (3Q02)

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2004, to broad-based securities market benchmarks. The table also shows returns on a before tax and after tax basis. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Year	Life of Fund***
Small Cap Growth Fund
Return Before Taxes	27.24%	23.48%	23.74%
Return After Taxes on Distributions	25.30%	22.69%	23.08%
Return After Taxes on Distributions and Sale of Fund Shares	19.00%	20.54%	20.91%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)*	18.33%	6.61%	7.53%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)**	14.31%	(3.57)%	(2.43)%

*	The Russell 2000® Index is an unmanaged composite of the smallest 2000 stocks of the Russell 3000® Index.
**	The Russell 2000® Growth Index is an unmanaged composite of small capitalization companies with above average price-to-book ratios and forecasted growth rates.
***	The Fund’s inception was on December 27, 1999.

10

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another Fund. However, the Fund will charge a redemption fee of 1.00% of the value of the shares sold (or exchanged) within 60 days of their purchase, in order to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	1.00%
Redemption fee on shares held 61 days or more	None

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	1.10%
Distribution (Rule 12b-1) Fee	.25%
Other Expenses	.11%

Total Annual Fund Operating Expenses	1.46%	(1)

(1)	The Advisor has entered into a contractual agreement with the Fund to cap the Fund’s operating expenses at 1.50% of average daily assets until April 30, 2006.

Example:    This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$153	$466	$801	$1,750

11

WILLIAM BLAIR SMALL-MID CAP GROWTH FUND

SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Small-Mid Cap Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small and medium-sized companies. The Fund primarily invests in a diversified portfolio of common stocks of small and medium-sized domestic growth companies that are expected to experience solid growth in earnings. The Advisor currently defines small and medium-sized companies as those with market capitalizations of $12 billion or less at the time of the Fund’s investment. The companies in which the Fund invests may include micro-cap and new companies (companies with limited operating history). To a limited extent (i.e. with respect to the remaining 20% of its net assets), the Fund may also invest in companies with business characteristics and growth prospects similar to small and medium-sized companies, but which may have market capitalizations above $12 billion.

The Fund will provide shareholders with at least 60 days prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING:    Since the Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of small and medium-sized companies are more volatile and less liquid than securities of large companies. In addition, small and medium-sized companies may be traded in low volumes, which can increase volatility. These risks are intensified for investments in micro-cap companies. New companies in which the Fund invests may be undercapitalized and may have inexperienced management.

THE FUND INVOLVES A HIGH LEVEL OF RISK, AND MAY NOT BE APPROPRIATE FOR EVERYONE.    You should consider it only for the more aggressive portion of your portfolio. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY

Annual Total Returns.    The bar chart below provides an illustration of the Fund’s performance for the calendar year indicated. The information below provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for the year indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Highest Quarterly Return	Lowest Quarterly Return
9.51% (4Q04)	(3.20)% (3Q04)

12

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2004, to a broad-based securities market benchmark. The table also shows returns on a before tax and after tax basis. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Life of Fund**
Small-Mid Cap Growth Fund
Return Before Taxes	13.48%	12.80%
Return After Taxes on Distributions	13.48%	12.80%
Return After Taxes on Distributions and Sale of Fund Shares	8.76%	10.79%
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)*	14.59%	15.68%

*	The Russell 2500™ Growth Index measures the performance of those Russell 2500 companies with above average price-to-book ratios and forecasted growth rates.
**	The Fund’s inception was on December 29, 2003.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another Fund. However, the Fund will charge a redemption fee of 1.00% of the value of the shares sold (or exchanged) within 60 days of their purchase, in order to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	1.00%
Redemption fee on shares held 61 days or more	None

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	1.00%
Distribution (Rule 12b-1) Fee	.25%
Other Expenses	.89%

Total Annual Fund Operating Expenses (without waiver)	2.14%	(1)
Expense Waiver	.74%

Net Expenses (with waiver)	1.40%

(1)	The Advisor has entered into a contractual agreement with the Fund to cap the Fund’s operating expenses at 1.40% of average daily net assets until April 30, 2006; the Advisor may continue to waive fees thereafter. For a period of three years subsequent to the Fund’s Commencement of Operations on December 29, 2003, the Advisor is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the applicable operating expense cap.

13

Example:    This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$143	$599	$1,081	$2,414

14

WILLIAM BLAIR INTERNATIONAL GROWTH FUND

SUMMARY

The International Growth Fund is closed to new investors. Unless you fit into one of the investor categories described below, you may not invest in the Fund.

You may purchase Fund shares through your existing Fund account and reinvest dividends and capital gains in the Fund if you are:

—	A current Fund shareholder;

—	An investor who has previously entered into a letter of intent with the Fund or the Distributor;

—	A participant in a qualified defined contribution retirement plan that offers the Fund as an investment option as of June 30, 2004;

—	A wrap fee program or financial advisory firm charging asset-based fees with existing accounts as of June 30, 2004 may be allowed to purchase shares for new and existing clients; or

—	A client who maintains a brokerage or managed account with William Blair & Company, L.L.C.

These restrictions apply to investments made directly with William Blair and Company, L.L.C. and investments made through financial institutions and/or intermediaries. Once an account is closed, additional investments will not be accepted unless you are one of the investors listed above. Exchanges into the Fund from other William Blair Funds are not permitted, unless the exchange is being made into an existing Fund account. Investors may be required to demonstrate eligibility to purchase shares of the Fund before an investment is accepted. Management reserves the right to (i) make additional exceptions that, in its judgement, do not adversely affect its ability to manage the Fund, (ii) reject any investment or refuse any exceptions, including those detailed above, that it believes will adversely affect its ability to manage the Fund, and (iii) close and re-open the Fund to new or existing shareholders at any time.

INVESTMENT OBJECTIVE:    The William Blair International Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    The Fund invests a substantial portion of its assets in a diversified portfolio of common stocks of foreign companies of all sizes. In choosing investments, the Advisor performs fundamental company analysis. The Advisor generally seeks common stocks of companies that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary the geographic diversification and types of securities in which the Fund invests based upon its ongoing evaluation of economic, market and political trends throughout the world. The Advisor normally allocates the Fund’s investments among at least six different countries. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. However, selective investments may also be made in Latin America and in other parts of the world. The Fund may invest in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Advisor intends to maintain approximately 10 to 20% of the Fund’s assets in emerging markets.

MAIN RISKS OF INVESTING:    Because the Fund invests most of its assets in common stocks of foreign companies, the primary risk is that the value of the stocks it holds might decrease in response to the activities of those companies or market and economic conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards, and less stringent regulation of securities markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S.

15

equity securities due to the higher custodial fees and higher broker commissions associated with foreign securities investments. These risks are magnified in less-established, emerging markets. In addition, the Fund may invest in the securities of small companies, which may be more volatile and less liquid than securities of large companies. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last 10 calendar years. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Highest Quarterly Return	Lowest Quarterly Return
42.89% (4Q99)	(19.13)% (3Q02)

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2004, to a broad-based securities market benchmark. The table also shows returns on a before tax and after tax basis. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
International Growth Fund
Return Before Taxes	18.48%	2.54%	12.25%
Return After Taxes on Distributions	18.47%	1.49%	10.60%
Return After Taxes on Distributions and Sale of Fund Shares	12.01%	1.63%	10.00%
MSCI AC WLDF EX U.S. (reflects no deduction for fees, expenses or taxes)*	21.36%	0.02%	6.02%

*	The Morgan Stanley Capital International All Country World (Free) except U.S. Index (MSCI AC WLDF EX U.S.) is an unmanaged index that includes developed and emerging markets.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another Fund. However, the Fund will charge a redemption fee of 2.00% of the value of the shares sold (or exchanged) within 60 days of their

16

purchase, in order to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	2.00%
Redemption fee on shares held 61 days or more	None

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	1.00%
Distribution (Rule 12b-1) Fee	.25%
Other Expenses	.22%

Total Annual Fund Operating Expenses	1.47%	(1)

(1)	The Advisor has entered into a contractual agreement with the Fund to cap the Fund’s operating expenses at 1.48% of average daily net assets until April 30, 2006.

Example:    This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$151	$466	$803	$1,758

17

WILLIAM BLAIR INTERNATIONAL EQUITY FUND

SUMMARY

INVESTMENT OBJECTIVE:    The William Blair International Equity Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund primarily invests in a diversified portfolio of common stocks of large and medium-sized companies located in countries included in the Morgan Stanley Capital International All Country World Ex.-U.S. Index. As of March 31, 2005, the Morgan Stanley Capital International All Country World Ex.-U.S. Index had an average market capitalization of $7.6 billion. In choosing investments, the Advisor performs fundamental company analysis. The Advisor generally seeks common stocks of companies that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary the geographic diversification and types of securities in which the Fund invests based upon its ongoing evaluation of economic, market and political trends throughout the world. The Advisor normally will allocate the Fund’s investments among at least six different countries. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. To a limited extent, the Fund may also invest in small-sized companies and Emerging Market countries.

The Fund will provide shareholders with at least 60 days’ prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING:    Because the Fund invests most of its assets in common stocks of foreign companies, the primary risk is that the value of the stocks it holds might decrease in response to the activities of those companies or market and economic conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards, and less stringent regulation of securities markets. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees and higher brokerage commissions associated with foreign securities investments. These risks are magnified in less-established emerging markets. In addition the Fund may invest in securities of small companies, which may be more volatile and less liquid than securities of large companies. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The bar chart and table showing the Fund’s annual returns are not included because the Fund does not have annual returns for a full calendar year.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another Fund. However, the Fund will charge a redemption fee of 2.00% of the value of shares sold (or exchanged) within 60 days of their purchase, in order to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	2.00%
Redemption fee on shares held 61 days or more	None

18

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	1.10%
Distribution (Rule 12b-1) Fee	.25%
Other Expenses	1.61%

Total Annual Fund Operating Expenses (without waiver)	2.96%	(1)
Expense Waiver	1.48%

Net Expenses (with waiver)	1.48%

(1)	The Advisor has entered into a contractual agreement with the Fund to cap the Fund’s operating expenses at 1.48% of average daily net assets until April 30, 2006; the Advisor may continue to waive fees thereafter. For a period of three years subsequent to the Fund’s Commencement of Operations on May 24, 2004, the Advisor is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap.

Example:    This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$151	$776	$1,427	$3,175

19

WILLIAM BLAIR VALUE DISCOVERY FUND

SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Value Discovery Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    The Fund invests primarily in a diversified portfolio of equity securities (including common stocks and other forms of equity investments) of small companies that the Advisor believes offer a long-term investment value. From time to time, the Fund may invest in securities of micro-cap companies (i.e. those with market capitalizations of $300 million or less at the time of the Fund’s purchase). In implementing its value discipline, the Advisor evaluates the extent to which a company meets the following criteria: (a) whether the company’s current market value reflects a material discount from the Advisor’s estimate of the company’s value, (b) whether the company has a reasonable expectation of improving its level of profitability over a three-year investment horizon, (c) whether the company has a capable and skilled management team, (d) whether the company has a relatively strong capital structure, and (e) whether there is a likelihood that the company will undergo a positive corporate change within a three-year investment horizon. The weight that the Advisor gives to each of the investment criteria depends upon the circumstances, and some of the Fund’s investments will not meet all of the criteria.

MAIN RISKS OF INVESTING:    Since the Fund invests most of its assets in equity securities, the primary risk is that the value of the securities it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of smaller companies may be more volatile and more speculative than the securities of larger, more established issuers, which may cause the Fund’s share price to be more volatile. In addition, small companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. These risks are intensified for investments in micro-cap companies. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Highest Quarterly Return	Lowest Quarterly Return
26.58% (3Q97)	(21.71)% (3Q02)

20

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2004, to broad-based securities market benchmarks. The table also shows returns on a before tax and after tax basis. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Life of Fund***
Value Discovery Fund
Return Before Taxes	12.05%	14.23%	13.49%
Return After Taxes on Distributions	10.26%	13.62%	12.93%
Return After Taxes on Distributions and Sale of Fund Shares	10.14%	12.37%	11.84%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)*	18.33%	6.61%	9.15%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)**	22.25%	17.23%	13.30%

*	The Russell 2000® Index is an unmanaged composite of the smallest 2000 stocks of the Russell 3000 Index, which consists of the largest 3000 stocks in the U.S. market as determined by market capitalization.
**	The Russell 2000® Value Index is an unmanaged composite of small capitalization companies with below average price-to-book ratios and forecasted growth rates.
***	The Fund’s inception was on December 23, 1996.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another Fund. However, the Fund will charge a redemption fee of 1.00% of the value of the shares sold (or exchanged) within 60 days of their purchase, in order to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	1.00%
Redemption fee on shares held 61 days or more	None

Annual Fund operating expenses are deducted from the Fund’s assets.

Management Fee	1.15%
Distribution (Rule 12b-1) Fee	.25%
Other Expenses	.08%

Total Annual Fund Operating Expenses	1.48%	(1)
Expense Waiver	.14%

Net Expenses (with waiver)	1.34%

(1)	The Advisor has entered into a contractual agreement with the Fund to cap the Fund’s operating expenses at 1.34% of average daily assets until April 30, 2006; the Advisor may continue to waive fees thereafter.

21

Example:    This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$136	$454	$795	$1,756

22

WILLIAM BLAIR INCOME FUND

SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Income Fund seeks a high level of current income with relative stability of principal.

MAIN INVESTMENT STRATEGIES:    The Fund invests primarily in a diversified portfolio of intermediate-term income-producing securities, including government securities, U.S. dollar-denominated corporate bonds and notes, collateralized obligations and money market instruments that are rated in one of the top three categories. The Fund’s investments are subject to certain maturity and duration restrictions, by which the Fund seeks to approximate the total returns of the Lehman Intermediate Government/Credit Bond Index while also providing investors with the additional security of shorter-term obligations. The Advisor considers the Fund’s exposure to interest rate risk.

For further information on maturity and duration restrictions, please see “Investment Objectives and Principal Investment Strategies—William Blair Income Fund—Goal and Principal Strategies.”

MAIN RISKS OF INVESTING:    The primary risk of investing in the Fund is interest rate risk. The value of income producing securities will generally decrease when interest rates rise which means the Fund’s net asset value and total returns will likewise decrease. Investments with longer maturities, which typically provide higher yields than securities with shorter maturities, may subject the Fund to increased price changes resulting from market yield fluctuations. The Fund’s investments in collateralized mortgage obligations are subject to prepayment risk. Prepayment of high interest rate mortgage-backed securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if the prepaid securities were acquired at a premium. The Fund is also subject to credit risk. The Fund’s net asset value and total return may be adversely affected by the inability of the issuers of the Fund’s securities to make payment at maturity. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result.

FUND PERFORMANCE HISTORY

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last 10 calendar years. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Highest Quarterly Return	Lowest Quarterly Return
4.49% (2Q95)	(1.73)% (2Q04)

23

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2004, to a broad-based securities market index. The table also shows returns on a before tax and after tax basis. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Income Fund
Return Before Taxes	2.61%	6.24%	6.35%
Return After Taxes on Distributions	.87%	4.06%	3.99%
Return After Taxes on Distributions and Sale of Fund Shares	1.68%	4.00%	3.96%
Lehman Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)*	3.04%	7.21%	7.15%

*	The Lehman Intermediate Government/Credit Bond Index is an unmanaged index that represents broad intermediate government/corporate bond market performance.

Yield:    You may obtain the most current yield information for the Fund by calling 1-800-742-7272.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another Fund.

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	.49%
Distribution (Rule 12b-1) Fee	.15%
Other Expenses	.14%

Total Annual Fund Operating Expenses	.78%	(1)
Expense Waiver	.03%

Net Expenses (with waiver)	.75%

(1)	The Advisor has entered into a contractual agreement with the Fund to cap the Fund’s operating expenses at .75% of the average daily assets until April 30, 2006; the Advisor may continue to waive fees thereafter.

Example:    This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$77	$246	$431	$964

24

WILLIAM BLAIR READY RESERVES FUND

SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Ready Reserves Fund seeks current income, a stable share price and daily liquidity.

MAIN INVESTMENT STRATEGIES:    The Fund invests primarily in short-term U.S. dollar-denominated domestic money market instruments, which include securities issued by domestic companies; the U.S. Government, its agencies and instrumentalities; and U.S. banks. The Fund invests exclusively in securities that are high-quality, which means that they are rated in the top 2 categories. The Fund reserves the right to invest more than 25% of its assets in the domestic banking industry. The Fund is designed to be highly liquid and seeks to maintain a net asset value of $1.00 per share. The Fund is designed for investors who seek to obtain the maximum current income consistent with the preservation of capital.

MAIN RISKS OF INVESTING:    Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. As with any money market fund, there is a risk that the issuers or guarantors of securities will default on the payment of principal or interest or the obligation to repurchase securities from the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because the Fund may concentrate its assets in the banking industry, the Fund’s performance may depend in large part on that industry. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result.

FUND PERFORMANCE HISTORY

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last 10 calendar years. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance does not necessarily indicate how it will perform in the future.

Highest Quarterly Return	Lowest Quarterly Return
1.52% (3Q00)	0.21% (3Q04)

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2004, to a broad-based securities market index.

	1 Year	5 Years	10 Years
Ready Reserves Fund	.80%	2.44%	3.71%
AAA Rated Money Market Funds*	.65%	2.33%	3.71%

*	The AAA Rated Money Market Funds Average represents the average annual composite performance of all AAA rated First Tier Retail Money Market Funds listed by IBC Financial Data.

Yield:    You may obtain the most current yield information for the Fund by calling 1-800-742-7272.

25

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay any shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another Fund.

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	.24%
Service Fee	.35%
Other Expenses	.06%

Total Annual Fund Operating Expenses	.65%

Example:    This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

26

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

Each Fund is a series of William Blair Funds, an open-end management investment company. William Blair & Company, L.L.C. (the “Advisor”) provides management and investment advisory services to the Funds.

The following section takes a closer look at the investment objective of each Fund, its principal investment strategies, additional strategies and certain related investment risks. Each Fund’s secondary strategies or investments are described in the Investment Glossary. In addition, the Statement of Additional Information contains more information about certain of these practices, the potential risks and/or the limitations adopted by each Fund to help manage such risks.

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Growth Fund, Tax-Managed Growth Fund, Large Cap Growth Fund, Small Cap Growth Fund, Small-Mid Cap Growth Fund, International Growth Fund, International Equity Fund and Value Discovery Fund are intended for long-term investors. In addition, the International Growth Fund and the International Equity Fund are intended for investors who can accept the risks entailed in investing in foreign securities. The Small Cap Growth Fund, Small-Mid Cap Growth Fund and the Value Discovery Fund are intended for investors who can accept the higher risks entailed in investing in small cap companies. Of course, there can be no assurance that a Fund will achieve its objective.

Portfolio Holdings.    A description of the policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Statement of Additional Information and at www.williamblairfunds.com.

27

WILLIAM BLAIR GROWTH FUND

Goal and Principal Strategies

The William Blair Growth Fund seeks long-term capital appreciation. The Fund invests primarily in a diversified portfolio of the common stocks of domestic growth companies with sustainable, above-average growth from one business cycle to the next. The Fund generally does not invest in mature industries, but may do so when the Advisor expects a multi-year period of sustained growth.

The Advisor seeks growth opportunities by investing in large, medium and small companies in varying proportions:

Large, high quality growth companies that have demonstrated sustained growth over a long period of time;

Medium-sized companies of recognized investment quality whose records of sales and earnings growth may not be as well established; and

Small, emerging, rapid-growth companies that have had especially vigorous growth in revenues and earnings.

Investment Process

The Advisor utilizes an investment process that relies on thorough, in-depth fundamental research of a company, its competitors, its suppliers and its customers. The Advisor will invest in companies that it believes are high quality considering some or all of the following investment criteria:

A leader in the field.    The company should be, or clearly have the expectation of becoming, a significant provider in the primary markets it serves.

Unique or specialty company.    The company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors. This may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position.

Quality products or services.    The company’s products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty.

Marketing capability.    The company should have a distinctive capability in sales, service or distribution.

Value to customer.    The prices of the company’s products or services should be based upon their value to the customer, rather than their production cost.

Return on equity.    The company should have achieved, or have the potential to achieve, an above-average return on equity through efficient use of assets and adequate margins, rather than excessive financial leverage. Such companies should be able to finance most or all of their growth internally and translate revenue and income growth into rising per share earnings and dividends.

Conservative financial policies and accounting practices.    The company should have a relatively simple, clean financial structure and adhere to conservative and straightforward accounting practices.

Additional Strategies

The Fund may invest up to 15% of its net assets in foreign securities, which may include American Depository Receipts or substantially similar investments; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgement of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, when-issued and delayed delivery

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securities and repurchase agreements which are described in the Investment Glossary. From time to time, the Fund may invest in related equity securities such as preferred stocks, convertible securities and warrants which are described in the Statement of Additional Information. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund may invest to a limited extent in warrants, which are described in the Statement of Additional Information.

Portfolio Management

The Growth Fund is managed by John F. Jostrand.

John Jostrand, a principal of William Blair & Company, L.L.C., has managed the Fund since 2001. He joined the firm in 1993 as a portfolio manager and is now a member of the Investment Management Department’s Institutional Growth Team. Previously, he was with TRW, Inc. for ten years as Director, Investments, equity portfolio manager and venture capital funds manager. Prior to that he was with Boatmen’s National Bank for five years as Assistant Trust Officer, equity fund manager and research analyst. He is a member of the CFA Institute and past president of the Pilgrim Village Board of Trustees. Education: B.A., University of Missouri; M.B.A., University of Michigan; and CFA.

The Statement of Additional Information provides additional information about Mr. Jostrand, including his compensation, other accounts he manages, and his ownership of securities in the Fund.

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WILLIAM BLAIR TAX-MANAGED GROWTH FUND

Goal and Principal Strategies

The William Blair Tax-Managed Growth Fund seeks long-term capital appreciation. The Fund employs a number of techniques designed specifically to enhance the long-term, after-tax returns for its shareholders. The Fund invests primarily in a diversified portfolio of common stocks of domestic growth companies with sustainable, above-average growth from one business cycle to the next. The Fund generally does not invest in cyclical industries, but may do so when the Advisor expects a multi-year period of sustained growth.

The Advisor seeks growth opportunities by investing in large, medium and small companies in varying proportions:

Large, high quality growth companies that have demonstrated sustained growth over a long period of time;

Medium-sized companies of recognized investment quality whose records of sales and earnings growth may not be as well established; and

Small, emerging, rapid-growth companies that have had especially vigorous growth in revenues and earnings.

The Advisor attempts to achieve high after-tax returns by balancing investment considerations and tax considerations. The Advisor seeks to achieve returns primarily in the form of price appreciation and to minimize income distributions and distributions of realized short-term gains. Among the techniques and strategies used in the tax-efficient management of the Fund are the following:

•	investing primarily in lower-yielding stocks;

•	employing a long-term, low turnover approach to investing;

•	attempting to avoid net realized short-term gains;

•	when appropriate, selling stocks trading below cost to realize losses;

•	in selling appreciated stocks, selecting the most tax-favored share lots; and

•	selectively using tax-advantage hedging techniques, such as derivative transactions, as an alternative to taxable sales.

To protect against price declines in securities holdings with large accumulated gains, the Fund may use various hedging techniques (such as purchased put options, equity collars (combining the purchase of a put option and the sale of a call option), equity swaps, and the purchase or sale of stock index futures contracts). By using these techniques rather than selling appreciated securities, the Fund can reduce its exposure to price declines in the securities without realizing substantial capital gains under current tax law. These derivative instruments may also be used by the Fund as a substitute for the purchase or sale of securities. The use of derivatives is highly specialized. The use of derivative instruments can result in losses that substantially exceed the initial amount paid or received by the Fund. Equity swaps and over-the-counter options are private contracts in which there is a risk of loss in the event of a counterparty’s default. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying security.

The Fund can generally be expected to distribute a smaller percentage of returns each year than most other equity mutual funds. There can be no assurance, however, that taxable distributions can be avoided.

Investment Process

The Advisor utilizes an investment process that relies on thorough, in-depth fundamental research of a company, its competitors, its suppliers and its customers.

The Advisor will invest in companies that it believes are well-managed considering some or all of the following investment criteria:

A leader in the field.    The company should be, or clearly have the expectation of becoming, a significant provider in the primary markets it serves.

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Unique or specialty company.    The company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors. This may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position.

Quality products or services.    The company’s products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty.

Marketing capability.    The company should have a distinctive capability in sales, service or distribution.

Value to customer.    The prices of the company’s products or services should be based upon their value to the customer, rather than their production cost.

Return on equity.    The company should have achieved, or have the potential to achieve, an above-average return on equity through efficient use of assets and adequate margins, rather than excessive financial leverage. Such companies should be able to finance most or all of their growth internally and translate revenue and income growth into rising per share earnings and dividends.

Conservative financial policies and accounting practices.    The company should have a relatively simple, clean financial structure and adhere to conservative and straightforward accounting practices.

Additional Strategies

The Fund may invest up to 15% of its net assets in foreign securities, which may include American Depository Receipts or substantially similar investments; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgement of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may also invest in illiquid securities, warrants, investment companies, when-issued and delayed delivery securities and repurchase agreements which are described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover.

Portfolio Management

The Tax-Managed Growth Fund is co-managed by Mark A. Fuller III and Gregory J. Pusinelli. These two individuals are responsible for investment strategy, asset allocation, portfolio construction, the majority of research of companies in the Fund’s portfolio of investments, and security selection.

All portfolio decisions regarding stock selection and portfolio construction are made jointly by the two Fund managers. Informal meetings take place daily among the two members of this management team. It is from these frequent meetings that portfolio is constructed. Each team member is responsible for sponsoring a stock for inclusion in the portfolio, and it is up to him to gather all research from the resources available. Ultimately, each manager must then convince the other co-manager to agree that the Fund should own that stock.

Mark A. Fuller III, a principal of William Blair & Company, L.L.C., has co-managed the Fund since 2002. He has been with the firm since 1983. He began his career in Institutional Sales, delivering research and investment ideas to large investment advisors and developing long-standing relationships with the firm’s research analysts. After moving to the Investment Management Department in 1990, Mark has been portfolio manager for numerous accounts including the Small Cap Growth Team, co-manager of the William Blair Small Cap Growth Fund from its inception in 1999 through 2001, co-manager of the William Blair Growth Fund from 1994 to 2001, is a co-manager of the William Blair Tax-Managed Growth Fund, and is a member of the Tax-Efficient Growth Team. Prior to joining William Blair & Company, Mark was with the IBM Corporation in technology sales. Mark is a member of the Board of Trustees at the Golden Apple Foundation, a member of the Kellogg Alumni Advisory Board, President of the Castle Park Association and a former trustee of the Kenilworth Union Church. Education: B.A., Northwestern University; M.B.A., Northwestern University Kellogg Graduate School of Management.

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Greg Pusinelli, a principal of William Blair & Company, L.L.C., has co-managed the Fund since its inception in 1999. He joined the firm in 1995 as a portfolio manager. In 1996, he became the leader of the Taxable Team. Previously, he was with Stein Roe & Farnham Incorporated for nine years where he was a Senior Vice President and Principal responsible for managing client portfolios and a team of portfolio managers. He also co-managed the Investment Counsel Division’s Core Portfolio. From 1983 to 1986, he was with the First National Bank of Chicago, where he became a Vice President. Prior to that he was with Harris Trust and Savings Bank from 1980 to 1982. He is a past Chairman of the Board of Trustees of Providence-St. Mel School. Education: B.S., Indiana University; M.B.A., Northwestern University Kellogg Graduate School of Management.

The Statement of Additional Information provides additional information about the portfolio managers, including their compensation, other accounts they manage, and their ownership of securities in the Fund.

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WILLIAM BLAIR LARGE CAP GROWTH FUND

Goal and Principal Strategies

The William Blair Large Cap Growth Fund seeks long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in large cap stocks. The Fund invests in a diversified portfolio of common stocks of large domestic growth companies of high quality that have demonstrated sustained growth over a long period of time. The Advisor currently defines large cap companies as those with market capitalizations of $8 billion or more at the time of the Fund’s investment. The Fund may also invest in medium-sized growth companies of recognized investment quality whose records of sales and earnings growth may not be as well established.

The Fund invests primarily in a diversified portfolio of companies with sustainable, above-average growth from one business cycle to the next. The Fund generally does not invest in cyclical industries, but may do so when the Advisor expects a multi-year period of sustained growth.

Investment Process

The Advisor utilizes an investment process that relies on thorough, in-depth fundamental research of a company, its competitors, its suppliers and its customers. The Advisor will invest in companies that it believes are high quality considering some or all of the following investment criteria:

A leader in the field.    The company should be, or clearly have the expectation of becoming, a significant provider in the primary markets it serves.

Unique or specialty company.    The company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors. This may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position.

Quality products or services.    The company’s products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty.

Marketing capability.    The company should have a distinctive capability in sales, service or distribution.

Value to customer.    The prices of the company’s products or services should be based upon their value to the customer, rather than their production cost.

Return on equity.    The company should have achieved, or have the potential to achieve, an above-average return on equity through efficient use of assets and adequate margins, rather than excessive financial leverage. Such companies should be able to finance most or all of their growth internally and translate revenue and income growth into rising per share earnings and dividends.

Conservative financial policies and accounting practices.    The company should have a relatively simple, clean financial structure and adhere to conservative and straightforward accounting practices.

Additional Strategies

The Fund may invest up to 15% of its net assets in foreign securities, which may include American Depository Receipts or substantially similar investments; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, when-issued and delayed delivery securities and repurchase agreements which are described in the Investment Glossary. From time to time, the Fund may invest in equity related securities such as preferred stocks, convertible securities and warrants, which are

33

described in the Statement of Additional Information. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund also may use options, futures and other derivative instruments for hedging and risk management purposes, as further described in the Statement of Additional Information.

Portfolio Management

The Large Cap Growth Fund is co-managed by James W. Golan, John F. Jostrand and Norbert W. Truderung. These three individuals are responsible for investment strategy, asset allocation, portfolio construction, the majority of research of companies in the Fund’s portfolio of investments, and security selection.

All portfolio decisions regarding stock selection and portfolio construction are made jointly by the three Fund managers. Informal meetings take place daily among the three members of this management team. It is from these frequent meetings that portfolio is constructed. Each team member is responsible for sponsoring a stock for inclusion in the portfolio, and it is up to him to gather all research from the resources available. Ultimately, each manager must then convince the other co-managers to agree that the Fund should own that stock.

James W. Golan, a principal with William Blair & Company, L.L.C., has co-managed the Fund since 2005. He joined William Blair in 2000 as a research analyst. In 2005, he joined the U.S. Equities Large Cap Growth and All Cap Growth Teams as a portfolio manager. He is also a member of the financial, technology and industrial research teams. Previously, he was a research analyst with Citigroup Global Asset Management and Scudder Kemper Investments. He is a member of the CFA Institute and the Investment Analysts’ Society of Chicago. Education: B.A., De Pauw University; M.B.A., Northwestern University; and CFA.

John Jostrand, a principal with William Blair & Company, L.L.C., has co-managed the Fund since its inception in 1999. He joined the firm in 1993 as a portfolio manager and now is a member of the Investment Management Department’s Institutional Growth Team. Previously, he was with TRW, Inc. for ten years as Director, Investments, equity portfolio manager and venture capital funds manager. Prior to that he was with Boatmen’s National Bank for five years as Assistant Trust Officer, equity fund manager and research analyst. He is a member of the CFA Institute and past president of the Pilgrim Village Board of Trustees. Education: B.A., University of Missouri; M.B.A., University of Michigan; and CFA.

Norbert Truderung, a principal with William Blair & Company, L.L.C., has co-managed the Fund since 2002. He joined William Blair in 1986. He is a member of the Institutional Growth Team and since 2001, a member of the Large Cap Growth and All Cap Growth Teams. In the past, Norbert has served as assistant manager of the Investment Management Department and group manager of the firm’s institutional business. Before joining William Blair, Norbert spent eight years at The Northern Trust Company as an analyst and portfolio manager after starting his career as an investment analyst at National City Bank in Cleveland. He is a member of the Investment Analysts Society of Chicago. Education: B.A., Baldwin-Wallace College.

The Statement of Additional Information provides additional information about the portfolio managers, including their compensation, other accounts they manage, and their ownership of securities in the Fund.

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WILLIAM BLAIR SMALL CAP GROWTH FUND

Goal and Principal Strategies

The William Blair Small Cap Growth Fund seeks long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in small cap stocks. The Fund invests primarily in a diversified portfolio of common stocks of small domestic growth companies that are expected to experience solid growth in earnings. The Advisor currently defines small cap companies as those with market capitalizations of $3 billion or less at the time of the Fund’s investment. To a limited extent, the Fund may also invest in companies with business characteristics and growth prospects similar to small companies, but which may have market capitalizations above $3 billion.

Investment Process

The Advisor utilizes an investment process that relies on thorough, in-depth fundamental research of a company, its competitors, its suppliers and its customers. The Advisor will invest in companies based on some or all of the following investment criteria:

A leader in the field.    The company should be, or clearly have the expectation of becoming, a significant provider in the primary markets it serves.

Unique or specialty company.    The company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors. This may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position.

Quality products or services.    The company’s products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty.

Marketing capability.    The company should have a distinctive capability in sales, service or distribution.

Value to customer.    The prices of the company’s products or services should be based upon their value to the customer, rather than their production cost.

Industry growth.    The company participates in an industry expected to grow rapidly due to economic factors or technological change.

The Fund will invest in many new companies, both through initial public offerings (“IPOs”) and private placements. When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements enable the Fund to invest in companies during early phases of their development before their securities are publicly traded.

The Fund may trade aggressively and thus may experience high portfolio turnover and relatively high transaction costs. The Fund may realize significant short-term and long-term capital gains, which will result in taxable distributions to investors.

Additional Strategies

The Fund may invest up to 15% of its net assets in foreign securities, which may include American Depository Receipts or substantially similar investments; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, when-issued and delayed delivery securities and repurchase agreements which are described in the Investment Glossary. The Investment Glossary also

35

describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund may invest in warrants, which are described in the Statement of Additional Information. The Fund also may use options, futures and other derivative instruments for hedging and risk management purposes, as further described in the Statement of Additional Information.

Portfolio Management

The Small Cap Growth Fund is managed by Karl W. Brewer.

Karl W. Brewer, a principal of William Blair & Company, L.L.C., has managed the Fund since its inception in 1999. He has been with the firm since 1996. He is an analyst and portfolio manager, and a member of the Investment Management Department’s Small Cap Team. Previously, he spent six years at Lehman Brothers, Inc. in the Mergers & Acquisitions and Los Angeles Corporate Finance Departments. Education: B.A., Washington & Lee University; M.B.A., Northwestern University Kellogg Graduate School of Management.

The Statement of Additional Information provides additional information about Mr. Brewer, including his compensation, other accounts he manages, and his ownership of securities in the Fund.

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WILLIAM BLAIR SMALL-MID CAP GROWTH FUND

Goal and Principal Strategies

The William Blair Small-Mid Cap Growth Fund seeks long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in small and medium-sized companies. The Fund primarily invests in a diversified portfolio of common stocks of small and medium-sized domestic growth companies that are expected to experience solid growth in earnings. The Advisor currently defines small and medium-sized companies as those with market capitalizations of $12 billion or less at the time of the Fund’s investment. To a limited extent, the Fund may also invest in companies with business characteristics and growth prospects similar to small and medium-sized companies, but which may have market capitalizations above $12 billion.

Investment Process

The Advisor utilizes an investment process that relies on thorough, in-depth fundamental research of a company, its competitors, its suppliers and its customers. The Advisor will invest in companies based on some or all of the following investment criteria set forth below. The weight given to a particular investment criterion will depend upon the circumstances, and some Fund holdings may not meet all of the following criteria, which are described more fully in the Statement of Additional Information:

A leader in the field.    The company should be, or clearly have the expectation of becoming, a significant provider in the primary markets it serves.

Unique or specialty company.    The company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors. This may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position.

Quality products or services.    The company’s products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty.

Marketing capability.    The company should have a distinctive capability in sales, service or distribution.

Value to customer.    The prices of the company’s products or services should be based upon their value to the customer, rather than their production cost.

Industry growth.    The company participates in an industry expected to grow rapidly due to economic factors or technological change.

Conservative financial policies and accounting practices.    The company should have a relatively simple, clean financial structure and adhere to conservative and straightforward accounting practices.

Strong management.    The company should have management with a proven track record.

The Fund may invest in new companies through initial public offerings (“IPOs”). When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant.

Additional Strategies

The Fund may invest up to 15% of its net assets in foreign investments, which may include American Depository Receipts or substantially similar instruments that are based on foreign securities; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, when-issued and delayed delivery securities and repurchase agreements, which are described in the Investment

37

Glossary at the end of this prospectus. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund may invest in warrants, which are described in the Statement of Additional Information. The Fund also may use options, futures and other derivative instruments for hedging and risk management purposes, as further described in the Statement of Additional Information.

Portfolio Management

The Small-Mid Cap Growth Fund is co-managed by Karl W. Brewer, Harvey H. Bundy and Robert C. Lanphier. These three individuals are responsible for investment strategy, asset allocation, portfolio construction, the majority of research of companies in the Fund’s portfolio of investments, and security selection.

All portfolio decisions regarding stock selection and portfolio construction are made jointly by the three Fund managers. Informal meetings take place daily among the three members of this management team. It is from these frequent meetings that portfolio is constructed. Each team member is responsible for sponsoring a stock for inclusion in the portfolio, and it is up to him to gather all research from the resources available. Ultimately, each manager must then convince the other co-managers to agree that the Fund should own that stock.

Karl W. Brewer, a principal of William Blair & Company, L.L.C. since January 2002, has co-managed the Fund since its inception in 2003. He has been with the firm since 1996. He began as an analyst in August 1996 and subsequently became a portfolio manager in December 1999. He is a member of the Investment Management Department’s Small-Mid Cap and Small Cap Growth Teams. Previously, he spent six years at Lehman Brothers Inc. in the Mergers & Acquisitions and Los Angeles Corporate Finance Departments. Education: B.A., Washington & Lee University; M.B.A., Northwestern University Kellogg Graduate School of Management.

Harvey H. Bundy, a principal of William Blair & Company, L.L.C. since 1976, has co-managed the Fund since its inception in 2003. He has been with the firm since July 1968 when he started as an Associate in Corporate Finance. From December 1970 until March 1981 he was a research analyst and was made a principal in October 1976. He left the firm to purse other interests in March 1981 returning as a research analyst in February 1983 and principal in April 1983. He served as Director of Research and member of the firm’s Executive Committee from October 1987 until December 1997. Since January 1998 he has been a portfolio manager. He is a member of the Investment Management Department’s Small-Mid and Mid Cap Growth Teams. Education: A.B., Yale University; M.B.A., Amos Tuck School of Business Administration of Dartmouth.

Robert C. Lanphier, a principal of William Blair & Company, L.L.C. since January 1993, has co-managed the Fund since its inception in 2003. He began in December 1987 as an associate in the Institutional Sales Department and was made a principal in January 1993. In January 1996, he joined the Investment Management Department as a portfolio manager. He is a member of the Investment Management Department’s Small-Mid and Mid Cap Growth Teams. Previously, he was with Emerson Electric Corporation in a variety of corporate planning and international consulting activities from 1982 to 1987. Education: B.S., Purdue University; M.B.A., Northwestern University Kellogg Graduate School of Management.

The Statement of Additional Information provides additional information about the portfolio managers, including their compensation, other accounts they manage, and their ownership of securities in the Fund.

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WILLIAM BLAIR INTERNATIONAL GROWTH FUND

Goal and Principal Strategies

The William Blair International Growth Fund seeks long-term capital appreciation. Current income is not an investment objective, although it is anticipated that capital appreciation will normally be accompanied by modest investment income, which may vary depending on the allocation of the investments.

The Fund’s assets normally will be allocated among not fewer than six different countries and will not concentrate investments in any particular industry. However, the Fund may have more than 25% of its assets invested in any major industrial or developed country. No more than 50% of the Fund’s equity securities may be invested in securities of issuers of any one country at any given time. The Fund ordinarily will invest at least 80% of its total assets in a diversified portfolio of common stocks with above-average growth, profitability and quality characteristics, issued by companies of all sizes domiciled outside the U.S., and in securities convertible into, exchangeable for or having the right to buy such common stocks.

Investment Process

Stock Selection.    In selecting companies for investment, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

Country Allocation.    In pursuing the Fund’s investment objective, the Advisor will vary the geographic diversification and types of securities based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. The investment of the Fund’s assets in various international securities markets tends to decrease the degree to which events in any one country can affect the entire Fund. In making decisions regarding the country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors. Normally, the Fund’s investments will be spread throughout the world (excluding the United States). The Advisor intends to maintain approximately 10 to 20% of the Fund’s assets in emerging markets. Emerging market companies are (i) companies organized under the laws of an emerging market country or having securities which are traded principally on an exchange or over-the-counter in an emerging market country; or (ii) companies which, regardless of where organized or traded, have a significant amount of assets (at least 50%) located in and/or derive a significant amount of their revenues (at least 50%) from goods purchased or sold, investments made or services performed in or with emerging market countries. Currently, emerging markets include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Advisor will seek investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at an earlier stage of development.

Additional Strategies

For liquidity purposes, up to 20% of the Fund’s assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities, such as repurchase agreements, and domestic and foreign money market instruments, such as government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper

39

and short-term corporate debt securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund’s net assets in securities rated lower than investment grade. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

The Fund may enter into forward foreign currency transactions in an effort to protect against changes in foreign exchange rates. To a limited extent, the Fund may also invest in depository receipts, foreign currency futures, forward foreign currency transactions, illiquid securities, investment companies, repurchase agreements and when-issued and delayed-delivery securities, which are described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification, and portfolio turnover. The Fund may invest to a very limited extent in warrants, which are described in the Statement of Additional Information.

Portfolio Management

The International Growth Fund is managed by W. George Greig.

W. George Greig, a principal of William Blair & Company, L.L.C., has managed the Fund since 1996 when he joined the Investment Management Department as an international portfolio manager. During the past five years, he has served as the head of the international equity team. He headed international equities for PNC Bank in Philadelphia from 1995 to 1996. Education: B.S., Massachusetts Institute of Technology; M.B.A., Wharton School of the University of Pennsylvania.

The Statement of Additional Information provides additional information about Mr. Greig, including his compensation, other accounts he manages, and his ownership of securities in the Fund.

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WILLIAM BLAIR INTERNATIONAL EQUITY FUND

Goal and Principal Strategies

The William Blair International Equity Fund seeks long-term capital appreciation. Current income is not an investment objective, although it is anticipated that capital appreciation will normally be accompanied by modest investment income, which may vary depending on the allocation of the investments.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund primarily invests in stocks of large and medium-sized companies located in countries included in the Morgan Stanley Capital International All Country World Ex.-U.S. Index. The Fund’s assets normally will be allocated among not fewer than six different countries and will not concentrate investments in any particular industry. However, the Fund may have more than 25% of its assets invested in any major industrial or developed country. No more than 50% of the Fund’s equity securities may be invested in securities of issuers of any one country at any given time.

Investment Process

Stock Selection.    In selecting companies for investment, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

Country Allocation.    In pursuing the Fund’s investment objective, the Advisor will vary the geographic diversification and types of securities based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. The investment of the Fund’s assets in various international securities markets tends to decrease the degree to which events in any one country can affect the entire Fund. In making decisions regarding the country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. To a limited extent, the Fund may also invest in small-sized companies and Emerging Market countries. Emerging Market countries include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

Additional Strategies

For liquidity purposes, up to 20% of the Fund’s assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities, such as repurchase agreements, and domestic and foreign money market instruments, such as government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper and short-term corporate debt securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund’s net assets in securities rated lower than investment grade. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

The Fund may enter into forward foreign currency transactions in an effort to protect against changes in foreign exchange rates. To a limited extent, the Fund may also invest in depository receipts, foreign currency futures, forward foreign currency transactions, illiquid securities, investment companies, repurchase agreements and

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when-issued and delayed delivery securities, which are described in the Investment Glossary at the end of this prospectus. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification, and portfolio turnover. The Fund may invest to a very limited extent in warrants, which are described in the Statement of Additional Information.

Portfolio Management

The International Equity Fund is managed by W. George Greig.

W. George Greig, a principal of William Blair & Company, L.L.C., has managed the Fund since inception in 2004. Mr. Greig joined the Investment Management Department in 1996 as an international portfolio manager. During the past five years, he has served as the head of the international equity team. He headed international equities for PNC Bank in Philadelphia from 1995 to 1996. Education: B.S., Massachusetts Institute of Technology; M.B.A., Wharton School of the University of Pennsylvania.

The Statement of Additional Information provides additional information about Mr. Greig, including his compensation, other accounts he manages, and his ownership of securities in the Fund.

Related Performance of the Advisor

The historical composite performance data shown below represents the actual performance of the Advisor’s International Core Growth portfolio composite (the “Composite”), which consists of the mutual funds and separate accounts of the Advisor that are managed by the portfolio manager of the Fund and have a substantially similar investment objective and substantially similar strategies and policies as those of the Fund. The performance shown is not that of the Fund and is provided solely to illustrate the performance of the Advisor and does not indicate the future performance of the Fund. Past performance of the Composite does not guarantee future performance.

Returns include all dividends, interest, realized and unrealized gains and losses. The performance information is presented net and gross of the Advisor’s management fees. Custodial fees, if any, are not included in the calculations. If custodial fees had been included, performance of the Composite would have been lower. Fees and expenses of the Fund differ from and will be higher than those of the Composite and are discussed above in the Summary. Accordingly, use of the Fund’s estimated expense in the Composite would have lowered the Composite’s performance results. Returns of the Composite were calculated in accordance with the CFA Institute (formerly the Association for Investment Management and Research (“AIMR”)) method for calculating performance data. Monthly portfolio returns are calculated using a time-weighted monthly linked percentage return formula with adjustments for cash flows.

The Composite is not a registered investment company under the Investment Company Act of 1940 (the “1940 Act”) and, as a result, has not been subject to the restrictions and investment limitations imposed by the 1940 Act and the Internal Revenue Code of 1986 (the “Code”) (including for example, diversification and liquidity requirements and restrictions on transactions with affiliates). The performance of the Composite may have been different had it been subject to regulation as an investment company under the 1940 Act.

	Average Annual Total Returns (periods ending December 31, 2004)
	1 Year	Inception*
Composite
Net of Fees	16.14%	36.81%
Gross of Fees	17.06%	37.93%
MSCI All Country World Ex-U.S. Index**	21.36%	42.18%

*	The Composite’s inception was April 1, 2003.
**	The Morgan Stanley Capital International All Country World Ex.-U.S. Index is an unmanaged market capitalization weighted index, with dividends reinvested, that includes developed and emerging markets. As of March 31, 2005, the MSCI All Country World Ex.-U.S. Index had an average market capitalization of $7.6 billion. The MSCI All Country World Ex.-U.S. Index reflects no deduction for fees, expenses or taxes. The Fund intends to compare its performance to the MSCI All Country World Ex.-U.S. Index.

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WILLIAM BLAIR VALUE DISCOVERY FUND

Goal and Principal Strategies

The William Blair Value Discovery Fund seeks long-term capital appreciation. The Fund pursues its objective by investing with a value discipline primarily in a diversified portfolio of the equity securities of small companies. The Advisor currently defines small companies as those with market capitalizations of $2 billion or less at the time of the Fund’s investment.

Investment Process

In selecting companies for investment, the Advisor evaluates the extent to which a company meets the investment criteria set forth below. The weight given to a particular investment criterion will depend upon the circumstances, and some Fund holdings may not meet all of the following criteria, which are described more fully in the Statement of Additional Information:

Material Price/Value Disparity—whether the company’s current market value reflects a material discount from the Advisor’s estimate of the company’s intrinsic value.

Probable Expansion in Profitability—whether the company has a reasonable expectation of improving its level of profitability over a three-year investment horizon.

Skilled and Committed Management—whether the company has a capable and skilled management team and a clearly articulated and logical business strategy with a reasonable probability of successful execution.

Strong Capital Structure—whether the company has a relatively simple, clean financial structure without excessive use of financial leverage. In addition, the company should adhere to conservative and straightforward accounting practices.

Positive Catalyst—the likelihood that the company will undergo a positive corporate change within a three-year investment horizon.

Additional Strategies

The Fund may also hold debentures and preferred stocks if they are convertible into common stocks that meet the Fund’s investment criteria. The Fund may invest up to 15% of its net assets in foreign securities, which may include American Depository Receipts or substantially similar investments; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, real estate investment trusts, repurchase agreements and when-issued and delayed delivery securities which are described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund may invest to a limited extent in warrants and futures, which are described in the Statement of Additional Information.

Portfolio Management

The Value Discovery Fund is managed by David S. Mitchell.

David Mitchell, a principal of William Blair & Company, L.L.C., co-managed the Value Discovery Fund since its inception and since 2005 has been the sole portfolio manager. He was a Partner in the U.S. Equity Group at Brinson Partners, Inc. and a member of the Post-Venture Portfolio management team until 1996. Previously, he was co-manager of Thomas Paine Investors, LP, a private fund that invested in small cap stocks, after working as a Senior Equity Analyst on NBD’s Woodward Opportunity Fund. He was an equity analyst and portfolio

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manager at Connecticut National Bank and, prior to graduate studies, an equity trader and money market portfolio manager. He is a director of Whirlwind, which partners with teachers to improve urban children’s language arts and learning skills through the arts. Education: BA, Knox College; M.M., Northwestern University Kellogg Graduate School of Management and CFA.

The Statement of Additional Information provides additional information about Mr. Mitchell, including his compensation, other accounts he manages, and his ownership of securities in the Fund.

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WILLIAM BLAIR INCOME FUND

Goal and Principal Strategies

The William Blair Income Fund seeks a high level of current income relative to stability of principal. The Fund invests primarily in a diversified portfolio of high-grade intermediate-term debt securities.

As a matter of fundamental policy, under normal conditions at least 90% of the Fund’s assets will be invested in the following:

U.S. Dollar-Denominated Corporate Debt Securities (domestic or foreign) with long-term ratings of “A-” or better, or an equivalent rating, by at least one of the following three nationally recognized statistical rating organizations (“Rating Organizations”): Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s Corporation;

Obligations of or Guaranteed by the United States Government, its agencies or instrumentalities. These securities include direct obligations of the U.S. Treasury, which differ only in their interest rates, maturities and time of issuance and obligations issued or guaranteed by U.S. Government agencies or instrumentalities, which differ in the degree of support provided by the U.S. Government. Although these securities are subject to the market risks resulting from fluctuation in interest rates, they are expected to be paid in full if held to maturity;

Collateralized Obligations, which are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a portfolio or pool of assets, such as mortgages, mortgage-backed securities, debit balances on credit card accounts or U.S. Government securities. The issuer’s obligation to make interest and/or principal payments is secured by the underlying pool or portfolio of securities. The Income Fund may invest in collateralized obligations that are not guaranteed by a U.S. Government agency or instrumentality only if the collateralized obligations are rated A- or better, or an equivalent rating, by one of the Rating Organizations; and

Commercial Paper obligations rated within the highest grade by one of the three Rating Organizations.

The anticipated dollar-weighted average maturity of the Fund is three to seven years. The anticipated weighted average modified duration for the Fund is two to five years, with a maximum duration on any instrument of nine years. The Advisor will not continue to hold a security whose duration has moved above nine years.

The duration of an instrument is different from the maturity of an instrument in that duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under the instrument are to be paid, rather than by the instrument’s stated final maturity. For example, a portfolio duration of five years means that if interest rates increased by one percent, the value of the portfolio would decrease by approximately five percent. Modified duration adjusts duration to take into account the yield to maturity and the number of coupons received each year. For purposes of calculating duration, instruments allowing prepayment will be assigned a maturity schedule by the Advisor based upon industry experience.

Investment Process

The Advisor seeks to outperform the total return of an index of broad intermediate-term government and corporate high-grade debt through an actively managed diversified portfolio of debt securities. The Advisor’s investment philosophy emphasizes shifts in the Fund’s portfolio among various sectors of the debt market, subject to the Fund’s credit quality constraints for its portfolio. The Advisor also actively manages the Fund based upon the average duration and yield to maturity of the Fund’s portfolio and the Advisor’s perceived trends in interest rates.

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Additional Strategies

Up to 10% of the Fund’s total assets may be invested in a combination of: (1) unrated debt securities, provided that the Advisor deems such securities to be of at least “A-” quality and provided that the comparable debt of the issuer has a rating of at least “A-” or its equivalent by one of the three Ratings Organizations; and (2) debt securities which are rated “BBB-” (or its equivalent) or better by each Rating Organization by which such securities are rated, so long as the Fund does not invest more than 3% of its total net assets in securities of any single issuer whose securities are rated “BBB-” and, in the event that a security held by the Fund is downgraded below “BBB-” (or its equivalent) by a Rating Organization, the Fund will sell the security within 90 days. Although considered to be investment grade, debt securities rated “BBB” may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade bonds.

The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, repurchase agreements and when-issued and delayed delivery securities, which are described in the Investment Glossary at the end of this prospectus. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover. In addition, the Fund’s policy regarding lending portfolio securities is described in the Statement of Additional Information.

Portfolio Management

The Income Fund is co-managed by James S. Kaplan and Christopher T. Vincent.

James Kaplan, a principal of William Blair & Company, L.L.C., has co-managed the Fund since 1999. Mr. Kaplan is responsible for the day to day management of the structured mortgage backed and asset-backed securities portion of the Fund’s portfolio. He joined the firm’s Investment Management Department in 1994 as a fixed-income portfolio manager. Prior to that he was with First Union National Bank for twelve years. While at First Union, he traded risk positions in mortgage-backed securities and municipal bonds. In addition, he co-managed the mortgage-backed securities portion of the bank’s investment portfolio. He is a member of the Investment Analysts Society of Chicago. Education: B.A., Washington & Lee University and CFA.

Christopher Vincent, a principal of William Blair & Company, L.L.C., has co-managed the Fund since August, 2002. Mr. Vincent is responsible for the day to day management of the corporate securities portion of the Fund’s portfolio. He joined William Blair in June, 2002 as a fixed-income portfolio manager. Previously, he was a managing director/senior portfolio manager with Zurich Scudder Investments for fourteen years. Prior to that he was with Ralston Purina Company for five years in the Treasury department where he was responsible for fixed income investments for the company’s benefit plans. He has been affiliated with the Uhlich Children’s Home in Chicago since 1991 as a Trustee, Treasurer and Advisory Board member and is a member of the Investment Analysts Society of Chicago and the Association for Investment Management and Research. Education: B.S., University of Missouri, M.B.A., Saint Louis University; and CFA.

The Statement of Additional Information provides additional information about the portfolio managers, including their compensation, other accounts they manage, and their ownership of securities in the Fund.

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WILLIAM BLAIR READY RESERVES FUND

Goal and Principal Strategies

The William Blair Ready Reserves Fund seeks current income, a stable share price and daily liquidity. The Fund will invest exclusively in high-quality U.S. dollar-denominated money market instruments, including, but not limited to, those issued by companies, the U.S. Government and its agencies and instrumentalities, U.S. banks and municipalities. These instruments are considered to be among the safest investments available because of their short maturities, liquidity and high-quality ratings. The Fund reserves the right to invest more that 25% of its assets in the domestic banking industry. The Fund seeks to maintain a net asset value of $1.00 per share. Nevertheless, there is no guarantee that the objective of the Fund will be achieved or that the net asset value of $1.00 per share of the Fund will be maintained.

Additional Strategies and Risks

The Fund may also invest in U.S. dollar-denominated money market instruments issued by foreign banks, foreign governments and multinational organizations, such as the World Bank.

To the extent the Fund invests in short-term U.S. dollar-denominated foreign money market instruments, investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of, but not limited to, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions, war and expropriation.

The Fund may invest in asset-backed securities, repurchase agreements, Section 4(2) commercial paper, when-issued and delayed delivery securities and variable rate securities, which are more fully described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration and diversification.

Portfolio Management

The Ready Reserves Fund is co-managed by James S. Kaplan and Christopher T. Vincent.

James Kaplan, a principal of William Blair & Company, L.L.C., has co-managed the Fund since 1999. Mr. Kaplan is responsible for the day to day management of the structured mortgage backed and asset-backed securities portion of the Fund’s portfolio. He joined the firm’s Investment Management Department in 1994 as a fixed-income portfolio manager. Prior to that he was with First Union National Bank for twelve years. While at First Union, he traded risk positions in mortgage-backed securities and municipal bonds. In addition, he co-managed the mortgage-backed securities portion of the bank’s investment portfolio. He is a member of the Investment Analysts Society of Chicago. Education: B.A., Washington & Lee University and CFA.

Christopher Vincent, a principal of William Blair & Company, L.L.C., has co-managed the Fund since February, 2003. Mr. Vincent is responsible for the day to day management of the corporate securities portion of the Fund’s portfolio. He joined William Blair in June, 2002 as a fixed-income portfolio manager. Previously, he was a managing director/senior portfolio manager with Zurich Scudder Investments for fourteen years. Prior to that he was with Ralston Purina Company for five years in the Treasury department where he was responsible for fixed income investments for the company’s benefit plans. He has been affiliated with the Uhlich Children’s Home in Chicago since 1991 as a Trustee, Treasurer and Advisory Board member and is a member of the Investment Analysts Society of Chicago and the Association for Investment Management and Research. Education: B.S., University of Missouri, M.B.A., Saint Louis University; and CFA.

The Statement of Additional Information provides additional information about the portfolio managers, including their compensation, other accounts they manage, and their ownership of securities in the Fund.

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INVESTMENT RISKS

The following table summarizes the types of principal risks described below that each Fund may experience.

	Smaller Stocks	New Companies	Liquidity	Foreign Investments	Emerging Markets	Operating Expenses	Turnover	Temporary Defensive Position	Interest Rate	Credit	Income
Growth Fund	✓			✓				✓
Tax-Managed Growth Fund	✓			✓				✓
Large Cap Growth Fund				✓				✓
Small Cap Growth Fund	✓	✓	✓	✓			✓	✓
Small-Mid Cap Growth Fund	✓	✓	✓	✓				✓
International Growth Fund	✓			✓	✓	✓		✓
International Equity Fund	✓			✓	✓	✓	✓	✓
Value Discovery Fund	✓			✓				✓
Income Fund			✓					✓	✓	✓	✓
Ready Reserves Fund										✓	✓

Equity Funds

General.    Because each equity Fund invests substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds may decrease in response to the activities of an individual company or in response to general market, business and economic conditions. If this occurs, the Fund’s share price may also decrease.

Smaller Stocks.    Stocks of smaller companies involve greater risk than those of larger, more established companies. This is because smaller companies may be in earlier stages of development, may be dependent on a small number of products or services, may lack substantial capital reserves and/or do not have proven track records. Smaller companies may be more adversely affected by poor economic or market conditions, and may be traded in low volumes, which may increase volatility and liquidity risks. From time to time, the Growth Fund, the Tax-Managed Growth Fund, the Small Cap Growth Fund, the Small-Mid Cap Growth Fund, International Growth Fund, International Equity Fund and the Value Discovery Fund may invest in the equity securities of very small companies, often referred to as “micro-cap” companies. The Advisor currently defines “micro-cap” companies as those with market capitalizations of $300 million or less at the time of a Fund’s investment. The considerations noted above are generally intensified for these investments. Any convertible debentures issued by small companies are likely to be lower-rated or non-rated securities, which generally involve more credit risk than debentures in the higher rating categories and generally include some speculative characteristics, including uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

New Companies.    The Small Cap Growth Fund and the Small-Mid Cap Growth Fund will invest in new companies, many of which will be small companies. New companies may have inexperienced management, limited access to capital, and higher operating costs than established companies. New companies may be less able to deal successfully with or survive adverse circumstances such as economic downturns, shifts in investor sentiment, or fierce competition. Each Fund may buy securities of new companies through initial public offerings (“IPOs”) or private placements. The IPOs are subject to high volatility and are of limited availability; a Fund’s ability to obtain allocations of IPOs is subject to allocation by members of the underwriting syndicate to various clients and allocation by the Advisor among its clients. Investments in private placements may be difficult to sell at the time and at the price desired by the Fund; companies making private placements may make less information available than publicly offered companies; and privately placed securities are more difficult to value than publicly traded securities. These factors may have a negative effect on the performance of the Fund.

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Liquidity.    The Small Cap Growth Fund and the Small-Mid Cap Growth Fund invest in private placements. These securities are not registered for resale in the general securities market and may be classified as illiquid. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by a Fund.

Foreign Investments.    The International Growth Fund and International Equity Fund seek to invest in companies and governments of countries having stable or improving political environments; however, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions and other adverse political, social or diplomatic developments that could affect investments in these nations. In addition, the Growth Fund, Tax-Managed Growth Fund, Large Cap Growth Fund, Small Cap Growth Fund, Small-Mid Cap Growth Fund and Value Discovery Fund may invest to a limited extent in foreign investments.

The risks of investing in securities of foreign issuers may include less publicly available information, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, nationalization, confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital and difficulty in obtaining and enforcing judgments against foreign entities. Securities of some foreign issuers are less liquid and their prices more volatile than the securities of U.S. companies. In addition, the time period for settlement of transactions in foreign securities generally is longer than for domestic securities.

The foreign securities held by a Fund usually will be denominated in currencies other than the U.S. dollar. Therefore, changes in foreign exchange rates will affect the value of the securities held in the Fund either beneficially or adversely. Fluctuations in foreign currency exchange rates will also affect the dollar value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, available for distribution to shareholders.

Emerging Markets.    Country allocation risks are typically intensified in emerging markets, which are the less developed and developing nations. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Investments in emerging markets companies are speculative and subject to special risks. Political and economic structures in many of these countries may be in their infancy and developing rapidly. Such countries may also lack the social, political and economic characteristics of more developed countries. The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a fund’s assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the values of the International Growth Fund or International Equity Fund’s investments in emerging market countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make a Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and a Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. There is an increased risk, therefore, of uninsured loss due to lost, stolen, or counterfeit stock certificates. Prior governmental approval of non-domestic investments may be required under certain circumstances in some developing countries, and the extent of foreign

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investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

Further, the economies of certain developing countries may be dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Operating Expenses.    The International Growth Fund and International Equity Fund are expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities, since expenses such as custodial fees related to foreign investments are usually higher than those associated with investments in U.S. securities. Similarly, brokerage commissions on purchases and sales of foreign securities are generally higher than on domestic securities. In addition, dividends and interest from foreign securities may be subject to foreign withholding taxes. (For more information, see “Your Account—Taxes.”)

Turnover.    The Small Cap Growth Fund and International Equity Fund may trade aggressively and thus experience high portfolio turnover and relatively high brokerage and other transaction costs. The Fund may realize significant short-term and long-term capital gains, which will result in taxable distributions to investors which may be greater than those made by other funds. Tax and transaction costs may lower the Fund’s effective return for investors.

Temporary Defensive Position.    Each Fund may significantly alter its make-up as a temporary defensive strategy. A defensive strategy will be employed only if, in the judgment of the Advisor, investments in a Fund’s usual markets or types of securities become decidedly unattractive because of current or anticipated adverse economic, financial, political and social factors. Generally, the Growth Fund, Tax-Managed Growth Fund, Large Cap Growth Fund, Small Cap Growth Fund, Small-Mid Cap Growth Fund, International Growth Fund, International Equity Fund and Value Discovery Fund will remain fully invested, and the Advisor will not attempt to time the market. However, if a significant adverse market action is anticipated, investment-grade debt securities may be held without limit as a temporary defensive measure. Normally, the Funds do not purchase any stocks with a view to quick turnover for capital gains. For the International Growth Fund and International Equity Fund, the types of securities that might be acquired and held for defensive purposes could include fixed-income securities and securities issued by the U.S. or foreign governments as well as domestic or foreign money market instruments and non-convertible preferred stock, each of which would be of investment-grade. At such time as the Advisor determines that the Fund’s defensive strategy is no longer warranted, the Advisor will adjust the Fund back to its normal complement of securities as soon as practicable. When a Fund is invested defensively, it may not meet its investment objective.

Income Fund and Ready Reserves Fund

Liquidity.    The Income Fund invests in Rule 144A securities. These securities are not registered for resale in the general securities market and may be classified as illiquid. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund.

Interest Rate Risk.    The Income Fund’s investments are subject to price fluctuations resulting from various factors, including rising or declining interest rates (interest rate risk). The value of the portfolio’s investments (other than an interest-only class of a collateralized obligation) tends to decrease when interest rates rise and tends to increase when interest rates fall. In addition, investments with longer maturities, which typically provide better yields, may subject the Fund to increased price changes resulting from market yield fluctuations.

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Credit Risk.    The value of each Fund’s securities is subject to the ability of the issuers of such securities to make payment at maturity (credit risk). However, in the opinion of the Advisor, the risk of loss of principal should be reduced due to the relatively high quality of the investments in which the Fund primarily will invest. Obligations that are unrated are not necessarily of lower quality than those that are rated, but may be less marketable and, consequently, provide higher yields. Not all securities issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Such securities involve different degrees of government backing. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities in which the Fund may invest are backed by the full faith and credit of the United States, such as modified pass-through certificates issued by the Government National Mortgage Association, while others are backed exclusively by the agency or instrumentality with limited rights of the issuer to borrow from the U.S. Treasury (such as obligations of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation). Others are backed only by the credit of the issuer itself (such as obligations of the Student Loan Marketing Association). For a description of ratings, see Appendix B in the Statement of Additional Information.

Income Risk.    Each Fund is subject to income risk, which is the risk that the income received by the Fund may decrease as a result of a decline in interest rates. The Fund’s income is based on short-term interest rates, which may fluctuate over short periods of time.

Temporary Defensive Position.    The Income Fund may alter its make-up as a temporary defensive strategy. A defensive strategy will be employed only if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities becomes decidedly unattractive because of current anticipated adverse economic, financial, political and social factors. Generally the Fund will remain fully invested. However, for temporary defensive purposes, the Fund may invest up to 100% of its assets in other types of securities, including high-quality commercial paper, obligations of banks and savings institutions, U.S. Government securities, government agency securities and repurchase agreements, or it may retain funds in cash. The Fund does not invest in equity securities. When the Fund is invested defensively, it may not meet its investment objective.

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MANAGEMENT OF THE FUNDS

Trustees, Officers and Advisor.    The Board of Trustees of the William Blair Funds (the “Trust”) has overall management responsibility. The duties of the trustees and officers of the Trust include supervising the business affairs of the Trust, monitoring investment activities and practices and considering and acting upon future plans for the Trust. The Statement of Additional Information has the names of and additional information about the trustees and officers of the Trust. Subject to the direction of the Board of Trustees, the Advisor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, is responsible for providing investment advisory and management services to the Funds, including making decisions regarding Fund portfolio transactions. The Statement of Additional Information includes information on brokerage commissions paid by the Funds in 2004, including amounts directed to third parties to pay for third party research. The Advisor is also the principal underwriter and distributor of the Trust and acts as agent of the Trust in the sale of its shares (the “Distributor”). William Blair & Company, L.L.C. was founded 70 years ago by William McCormick Blair. Today, the firm has over 800 employees including 170 principals. The main office in Chicago houses all research and investment management services.

The Investment Management Department oversees the assets of the William Blair Funds, along with corporate pension plans, endowments and foundations and individual accounts. The department currently manages over $26.2 billion in equities, fixed-income securities and cash equivalents.

The Advisor firmly believes that clients are best served when portfolio managers are encouraged to draw on their experience and develop new ideas. This philosophy has helped build a hard-working, results-oriented team of over 30 portfolio managers, supported by over 37 analysts, with an exceptionally low turnover rate. William Blair portfolio managers generally average ten years with William Blair and two decades of experience in the investment industry. The Advisor is registered as an investment advisor under the Investment Advisers Act of 1940.

For the fiscal year ended December 31, 2004, each Fund was contractually obligated to pay the Advisor a monthly investment management fee based upon the percentage of the Fund’s average net assets as shown below:

Fund	Fee as a % of Average Net Assets
Growth Fund	.75%
Tax-Managed Growth Fund	.80%
Large Cap Growth Fund	.80%
Small Cap Growth Fund	1.10%
Small-Mid Cap Growth Fund	1.00%
International Growth Fund	1.00%
International Equity Fund	1.10%
Value Discovery Fund	1.15%
Income Fund	.49%
Ready Reserves Fund	.24%

As described in the Summary, the Advisor has entered into agreements with the Tax-Managed Growth Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the Small-Mid Cap Growth Fund, the International Growth Fund, the International Equity Fund, the Value Discovery Fund and the Income Fund to waive a portion of its management fee and to absorb operating expenses to the extent necessary to cap each Fund’s expense ratio at certain rates. Because of these expense limitation agreements, the Funds may pay the Advisor less than the contractual management fee.

Custodian.    The Custodian is Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. The Custodian is responsible for custody of portfolio securities, fund accounting and the calculation of the Fund’s net asset value. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, may serve as the Custodian for Individual Retirement Accounts (“IRAs”).

Transfer Agent and Dividend Paying Agent.     The Transfer Agent and Dividend Paying Agent is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

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YOUR ACCOUNT

CLASS N SHARES

The Class N shares offered herein are offered only to investors who acquire the shares directly through the Trust’s distributor or through a select number of financial intermediaries with whom the distributor has entered into selling agreements specifically authorizing them to sell Class N shares.

William Blair Funds has adopted a plan under Rule 12b-1 of the Investment Company Act that provides for a fee of 0.25% of each Fund’s (with the exception of the Ready Reserves Fund) average net assets (0.15% for the Income Fund) payable to compensate the Distributor for distribution and other services provided to shareholders of Class N. Because 12b-1 fees are paid out of Fund assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than other types of sales charges. Long-term shareholders may pay more than the economic equivalent of the maximum initial sales charge permitted by the NASD.

In addition to paying 12b-1 fees, the Funds may pay service fees to third party intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, or other group accounts or 401(k) plans. These fees may be platform access fees, fees based on the number of subaccounts serviced or fees based on average net assets held in the Funds.

The Distributor, out of its own resources and without additional cost to the Funds or their shareholders, provides additional cash payments to certain intermediaries (“revenue sharing”). Such revenue sharing payments are in addition to distribution or service fees paid by the Funds and any recordkeeping/sub-transfer agency fees payable by the Funds for such services. The Distributor may pay firms for administrative, sub-accounting, or shareholder processing services and/or for providing the Funds with “shelf space” or access to a third party platform, inclusion of the Funds on preferred or recommended sales lists, mutual fund “supermarket” platforms and other sales programs, allowing the Distributor access to an intermediary’s conferences and meetings and other forms of marketing support. The level of revenue sharing payments made may be a fixed fee or based on one or more of the following factors: current assets and/or number of accounts attributable to the intermediary or fund type or other measure agreed to by the Distributor and the intermediary. The amount of revenue sharing payments is different for different intermediaries.

The Distributor currently makes revenue sharing payments in amounts that range from 0.10% to 0.25% of assets of the Funds serviced and maintained by the intermediary. These amounts are subject to change. Receipt of, or the prospect of receiving this compensation may influence the intermediary’s recommendation of the Funds or availability of the Funds through the intermediary. Further information on payments to third parties is included in the Statement of Additional Information.

The Ready Reserves Fund has entered into a Service Agreement with the Advisor under which the Advisor agrees to provide certain support services to Class N shareholders, including shareholder services and automatic sweep services, for a fee of 0.35% of the Fund’s average net assets. The Board of Trustees has determined that the amount payable for “service fees” (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Class N shares of the Ready Reserves Fund. Because service fees are paid out of Fund assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than other types of sales charges. Long-term shareholders may pay more than the economic equivalent of the maximum initial sales charge permitted by the NASD.

HOW TO BUY SHARES (By Mail, by Wire or by Telephone)

Minimum Investments.    To open an account, the minimum initial investment for regular accounts is $5,000, and the minimum initial investment for Individual Retirement Accounts (“IRAs”) is $3,000. To add to an

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account, the minimum subsequent investment is generally $1,000 for all Funds, except the Ready Reserves Fund, for which the subsequent minimum investment is $1.00. The Funds may accept smaller amounts under a group payroll deduction or similar plan. These minimum amounts may be changed at any time and may be waived for trustees, principals, officers or employees of the Trust or the Advisor.

Purchase Price.    All Class N shares are sold at their public offering price, which is the net asset value per share that is next computed after receipt of your order in proper form by the Distributor, the Transfer Agent or a designated agent thereof. The net asset value per share of the Ready Reserves Fund normally will be $1.00. (For more information, see “Determination of Net Asset Value.”) If you fail to pay for your order, you will be liable for any loss to the Funds and, if you are a current shareholder, the Funds may redeem some or all of your shares to cover such loss.

Note:    All purchases made by check should be in U.S. dollars and made payable to William Blair Funds, or in the case of a retirement account, the custodian or trustee of such account. Third party checks generally will not be accepted. When purchases are made by check or periodic account investment, the Funds may delay sending redemption proceeds until they determine that collected funds have been received for the purchase of such shares, which may be up to 15 calendar days.

Such revenue sharing payments are in addition to distribution or service fees paid by the Funds, any recordkeeping/sub-transfer agency fees payable by the Funds for such services [and any sales charges or concessions described in this prospectus]. The Distributor may pay firms for administrative, sub-accounting, or shareholder processing services and/or for providing the Funds with “shelf space” or access to a third party platform, inclusion of the Funds on preferred or recommended sales lists, mutual fund “supermarket” platforms and other sales programs, allowing the Distributor access to an intermediary’s conferences and meetings and other forms of marketing support. The level of revenue sharing payments made may be a fixed fee or based on one or more of the following factors: [gross sales,] current assets and/or number of accounts attributable to the intermediary or fund type or other measure agreed to by the Distributor and the intermediary. The amount of revenue sharing payments is different for different intermediaries.

The Distributor currently makes revenue sharing payments in amounts that range up to 0.50% of assets of the Funds serviced and maintained by the intermediary, 1% of sales of the Funds attributable to the intermediary, or a combination thereof, and may include a flat fee. These amounts are subject to change. Receipt of, or the prospect of receiving this compensation may influence the intermediary’s recommendation of the Funds’ or availability of the Funds’ through the intermediary.

Purchase in Kind.    You may, subject to the approval of the Funds, purchase shares of the Funds with securities that are eligible for purchase by the Funds (consistent with the Funds’ investment process, goal and philosophy) and that have values that are readily ascertainable in accordance with the Funds’ valuation policies. Call the Funds at 1-800-742-7272 if you would like to purchase shares of the Funds with other securities.

Right to Reject Your Purchase Order.    The Trust is required to obtain, verify and record certain information regarding the identity of shareholders. When opening a new account, the Trust will ask for your name, address, taxpayer identification number, date of birth and other information that identifies you. You may also be asked to show identifying documents. Applications without this information may not be accepted and orders may not be processed. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; to refuse an investment in the Fund or involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

The Trust is required to comply with various federal anti-money laundering laws and regulations. As a result, the Trust may be required to “freeze” a shareholder account if the shareholder appears to be involved in suspicious

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activity or if account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or account proceeds to a government agency. The Trust may also be required to reject a purchase payment, block an investor’s account and consequently refuse to implement requests for transfers, withdrawals, surrenders or death benefits.

Short-Term and Excessive Trading.    The Trust and its Funds are designed for long-term investors. All Funds, except the Ready Reserves Fund, discourage and do not accommodate short-term or excessive trading. Such trading may present risks to other shareholders in the Funds, including disruption of portfolio investment strategies, with potential resulting harm to performance, and increased trading costs or Fund expenses. Thus, such trading may negatively impact the Funds’ net asset value and result in dilution to long-term shareholders. Short-term and excessive trading in Fund shares can also negatively impact the Funds’ long-term performance by requiring the Funds to maintain more assets in cash or to liquidate holdings at a disadvantageous time. These risks may be more pronounced for the Funds investing in securities that are susceptible to pricing arbitrage (e.g., small cap securities).

In an effort to protect long-term shareholders, the Board of Trustees has adopted policies and procedures which seek to deter short-term and excessive trading and to detect such trading activity at levels that may be detrimental to the Funds. These policies and procedures include the following:

—	The Funds reserve the right to reject or restrict any purchase order (including exchanges) from any investor for any reason, including excessive, short-term or other abusive trading practices which may disrupt portfolio management strategies and harm Fund performance. The Funds also reserve the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash.

—	To deter short-term and excessive trading, the William Blair equity funds impose a 1.00% redemption fee on shares redeemed (or exchanged) within 60 days of purchase. The William Blair international funds impose a 2.00% redemption fee on shares redeemed (or exchanged) within 60 days of purchase.

In making the determination to exercise these rights, the Funds may consider an investor’s trading history in the Funds and accounts under common ownership or control. The Funds seek to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Funds. Accordingly, the Advisor uses certain materiality and volume thresholds to detect short-term or excessive trading, but otherwise seeks to apply the policies uniformly to all shareholders other than those who hold shares though omnibus accounts. Although the Funds notify intermediaries of and request that they enforce the Funds’ policy, the Funds cannot directly control activity through all channels and are dependent on intermediaries to enforce the Funds’ policy. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement them in the same manner as the Funds due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Funds to direct shareholders. The Funds reserve the right to limit an intermediary’s future access to the Funds, up to and including termination of the Selling Agreement held with an intermediary. There is no assurance that the Funds’ policies will be effective in limiting and deterring short-term and excessive trading in all circumstances.

Ready Reserves Fund.     The Fund is designed for liquidity needs and is not actively monitored for market-timing. As a result, the Board of Trustees has determined that it would not be appropriate for the Fund to adopt policies and procedures with respect to frequent trading. Nevertheless, the Fund reserves the right to decline your purchase order upon receipt for any reason, including excessive, short-term or other abusive trading practices which may disrupt portfolio management strategies and harm Fund performance. The Fund reserves the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash.

By Mail

Opening an Account.    To open a new account by mail (except for the Ready Reserves Fund), make out a check for the amount of your investment, payable to “William Blair Funds.” Complete the account application included

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with this Prospectus and mail the completed application and the check to the Transfer Agent, State Street Bank and Trust Company (“State Street”), P.O. Box 8506, Boston, Massachusetts 02266-8506.

For the Ready Reserves Fund, send your check and completed application to the Distributor, William Blair Funds, 222 West Adams Street, Chicago, Illinois 60606.

Adding to an Account.    To purchase additional shares, make out a check for the amount of your investment, payable to “William Blair Funds.” Except for the Ready Reserves Fund, mail the check, together with a letter that specifies the portfolio name, the account number and the name(s) in which the account is registered, to State Street Bank and Trust Company, P.O. Box 8506, Boston, Massachusetts 02266-8506.

For the Ready Reserves Fund, send your check and letter to the Distributor, William Blair Funds, 222 West Adams Street, Chicago, Illinois 60606.

By Wire

Opening an Account.    First, call State Street at 1-800-635-2886 (in Massachusetts, 1-800-635-2840) for an account number. Then instruct your bank to wire federal funds to:

State Street Bank and Trust Co.

ABA # 011000028

DDA # 99029340

Attn: Custody & Shareholder Services

225 Franklin Street

Boston, Massachusetts 02110

Include the name of the portfolio in which you are investing, your assigned account number and the name(s) in which the account is registered. Finally, complete the account application, indicate the account number assigned to you by State Street and mail it to William Blair Funds, 222 West Adams Street, Chicago, Illinois 60606.

Adding to an Account.    To add to your account by wire, instruct your bank to wire federal funds to:

State Street Bank and Trust Co.

ABA # 011000028

DDA # 99029340

Attn: Custody & Shareholder Services

225 Franklin Street

Boston, Massachusetts 02110

In your request, specify the portfolio name in which you are investing, your account number, and the name(s) in which the account is registered. To add to an existing account by wire transfer of funds, you must have selected this option on your account application.

By Telephone

Opening an Account.    See “By Wire.”

Adding to an Account.    Call State Street at 1-800-635-2886 (in Massachusetts, 1-800-635-2840). For the Ready Reserves Fund only, call your William Blair account executive. You may then pay for your new shares by mail or by wire. To add to an existing account by telephone, you must have selected this option on your account application.

HOW TO SELL SHARES (By Mail, by Wire or by Telephone)

You can arrange to take money out of your account by selling (“redeeming”) some or all of your shares. You may give instructions to redeem your shares by mail, by wire or by telephone, as described below.

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By Mail

For all Funds except the Ready Reserves Fund, to redeem shares by mail, send a written redemption request signed by all account owners to State Street Bank and Trust Company, P.O. Box 8506, Boston, Massachusetts 02266-8506.

For the Ready Reserves Fund, send your redemption request signed by all account owners to the Distributor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, to the attention of your account executive. Amounts redeemed will be placed in your William Blair brokerage account.

For All Funds, Written Redemption Requests Must Include:

—	a letter that contains your name, the Fund’s name and the dollar amount or number of shares to be redeemed; and
—	any other necessary documents, such as an inheritance tax consent or evidence of authority (for example, letters testamentary), dated not more than 60 days prior to receipt thereof by State Street or the Distributor.

By Wire

To redeem some or all of your shares in any Funds by wire, you may contact the Transfer Agent, or the Distributor in the case of the Ready Reserves Fund, by mail or telephone, as explained herein. To redeem by wire, you must have elected this option on your account application and attached to the application a voided, unsigned check or deposit slip for your bank account.

By Telephone

To redeem shares by telephone, you must have elected this option on your account application.    For all Funds except the Ready Reserves Fund, contact the Transfer Agent at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

For the Ready Reserves Fund, you may redeem some or all of your shares by telephone by calling your William Blair account executive. Amounts redeemed can be placed in your brokerage account.

Note:    Telephone redemption requests should NOT be directed to the Trust or to the Distributor (except in the case of the Ready Reserves Fund).

Signature Guarantees.    Signature guarantees must be obtained from a bank that is a member of the FDIC, from a brokerage firm that is a member of the NASD or an exchange, or from an eligible guarantor who is a member of, or a participant in, a signature guarantee program. Your redemption request must include a signature guarantee if any of the following situations apply:

—	You wish to redeem shares having a value of $5,000 or more in a single transaction;

—	Your account registration has changed; or

—	You want a check in the amount of your redemption to be mailed to a different address from the one on your account application (address of record).

Signature guarantees, if required, must appear on the written redemption request and on any endorsed stock certificate or stock power.

Redemption Price.    The redemption price that you receive for your shares may be more or less than the amount that you originally paid for them, depending upon their net asset value next calculated after receipt of your redemption request in proper order by the Distributor, the Transfer Agent or a designated agent thereof. For the Ready Reserves Fund, the net asset value normally will be $1.00.

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Payment for Redeemed Shares.    Payment normally will be mailed to you at the address of record for your account by the third business day after receipt by State Street (or, in the case of the Ready Reserves Fund, the Distributor) of a redemption request and any other required documentation and after any checks in payment for your shares have cleared.

Delayed Proceeds.    The Trust reserves the right to delay delivery of your redemption proceeds—up to seven days—or to honor certain redemptions with securities, rather than cash, as described in the next section.

Redemptions In Kind.    If the Advisor determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for each of the Fund’s shares. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. Notwithstanding the above, each of the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of such Fund during any 90-day period for any one shareholder of record.

Redemption Fees.    The Funds can experience substantial price fluctuations and are intended for long-term investors. Short-term or excessive traders who engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create significant additional transaction costs that are borne by all shareholders. For these reasons, the William Blair international and equity funds assess a fee on redemptions (including exchanges) of Fund shares sold or exchanged within 60 days of purchase. The William Blair equity funds assess a 1.00% redemption fee on shares exchanged within 60 days of purchase, and the Fund and the other William Blair international funds assess a 2.00% redemption fee on shares exchanged within 60 days of purchase.

Redemption fees are charged to deter frequent trading and are paid to the Fund to help offset transaction costs and to protect the Fund’s long-term shareholders. The Fund will use the “first-in, first-out” (FIFO) method to determine the holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than the required holding period, the fee will be charged.

Due to limitations with system capabilities, certain broker-dealers, banks, plan administrators and other intermediaries may not be able to track and collect redemption fees at this time or their method for tracking and calculating redemption fees may differ from those of the Funds. There is no assurance that the Funds’ redemption fee policies will be effective in limiting and deterring short-term and excessive trading in all circumstances.

Redemption fees may not be assessed in certain circumstances, including the following: shares purchased through reinvested distributions; certain distributions required by law or due to shareholder hardship; redemptions through a Systematic Withdrawal Plan; certain types of accounts held through intermediaries; accounts held through intermediaries that are unable or unwilling to assess redemption fees and do not report sufficient information to the Funds to allow the Funds to impose a redemption fee; and circumstances where the Advisor believes it to be in the best interest of the Funds and in accordance with the Funds’ policies and procedures to waive the redemption fee on behalf of the Funds.

The redemption fee is applicable to shares held directly with the Fund and shares held through intermediaries, such as broker-dealers or plan administrators. Due to limitations with system capabilities, certain broker-dealers, banks, plan administrators and other intermediaries may not be able to track and collect redemption fees at this time or their method for tracking and calculating redemption fees may differ from those of the Funds.

Automatic Redemption of Small Accounts.    Because of the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem your shares in any account that, following a redemption, is below a specified amount. Currently, the minimum is $5,000 per account. Before the redemption is processed, you will be notified that the value of your account has fallen below the minimum and allowed to make an additional investment.

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Special Redemption Methods for the Ready Reserves Fund.    In addition to the above methods, shares of the Ready Reserves Fund can be redeemed by two other methods unique to this Fund. Redemption requests will be processed after the next daily dividend declaration at the net asset value next determined upon receipt by the Distributor of a proper redemption request. In this way, you will receive the net asset value of your shares and all declared but unpaid dividends on your shares through the date of redemption.

1.    Redemption by Check.    To redeem shares by check, you must have a brokerage account at the Distributor. If your application for the check-writing privilege is approved, you will be provided with checks that may be made payable to any person in an amount not less than $500 nor more than $9 million. There currently is no charge for this service and no limit on the number of checks that you may write; however, these provisions are subject to change.

The payee of the check may cash or deposit it like any other check drawn on a bank. When the check is presented for payment, a sufficient number of full and fractional shares from your account will be redeemed at their next-determined net asset value per share, usually $1.00, to cover the amount of the check. This enables you to continue earning daily dividends until the check clears. Canceled checks will be returned to you by State Street. For joint accounts, unless a single signer has been authorized on your account application, checks must be signed by all joint account owners.

The Trust may refuse to honor checks whenever the right of redemption has been suspended or postponed or whenever your account is otherwise impaired. For instance, your account would be considered to be impaired when (1) there are insufficient assets to cover the check, (2) a “stop order” has been placed on the check, and (3) in other situations, such as where there is a dispute over ownership of your account. A $25 service fee may be charged when a check is presented to redeem shares in excess of the value of your account or for an amount less than $500.

2.    Automatic Redemption.    The Distributor has instituted an automatic redemption procedure available to Ready Reserve Fund shareholders who maintain certain brokerage accounts with it. The Distributor may use this procedure to satisfy amounts due it by you as a result of purchases of securities or other transactions in your brokerage account. Under this procedure, if you so elect, your brokerage account will be scanned at the opening of business each day and, after application of any cash balances in the brokerage account, a sufficient number of shares will be redeemed, effective that day at the next-determined net asset value, to satisfy any amounts which you are obligated to pay to the Distributor. You will receive all dividends declared but unpaid through the date of redemption.

HOW TO EXCHANGE SHARES (By Mail or by Telephone)

Subject to the following limitations, you may exchange shares of Class N shares of each Fund into either Class N shares of another Fund or into shares of the Ready Reserves Fund at their relative net asset values so long as the shares to be acquired are available for sale in your state of residence. Exchanges into a closed Fund are precluded unless the shareholder already has an open account in that Fund. Exchanges will be effected by redeeming your shares and purchasing shares of the other Fund or Funds requested. Shares of a William Blair Fund with a value in excess of $1 million acquired by exchange from another William Blair Fund may not be exchanged thereafter until they have been owned for 15 days (the “15 Day Hold Policy”). Exchanges within 60 days of purchase from a William Blair Fund will be subject to the applicable redemption fee (see “How to Sell Shares—Redemption Fees” above). The Fund reserves the right to reject any exchange order for any reason, including excessive short-term (market-timing) or other abusive trading practices which may disrupt portfolio management.

By Mail

You may request an exchange of your shares by writing a letter that specifies the Fund name, the account number and the name(s) in which the account is registered to William Blair Funds, Attention: Exchange Department, P.O. Box 8506, Boston, Massachusetts 02266-8506.

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By Telephone

You may also exchange your shares by telephone by completing the appropriate section on your account application. Once your telephone authorization is on file, State Street will honor your requests to redeem shares by telephone at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

Neither the Trust nor State Street will be liable for any loss, expense or cost arising out of any telephone request pursuant to the telephone exchange privilege, including any fraudulent or unauthorized request, and you will bear the risk of loss, so long as the Trust or the Transfer Agent reasonably believes, based upon reasonable verification procedures, that the telephonic instructions are genuine. The verification procedures include (1) recording instructions, (2) requiring certain identifying information before acting upon instructions and (3) sending written confirmations.

DIVIDENDS AND DISTRIBUTIONS

Income Dividends.    Each Fund earns dividends from stocks and interest from bond, money market, and other investments, that are passed through to shareholders as income dividends as long as expenses do not exceed income.

Capital Gain Distributions.    Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them, that are passed through to shareholders as capital gain distributions to the extent that a Fund’s net long-term capital gains exceed the sum of its net short-term capital losses for such year and any capital loss carryovers from prior years.

As a shareholder, you are entitled to your portion of the Fund’s net income and gains on its investments. Each Fund passes its earnings along to you as distributions. Each Fund’s policy is to distribute substantially all net investment income, if any, and all net realized capital gain, if any. All distributions of income and capital gain and any return of capital have the effect of immediately thereafter decreasing net asset value per share. Income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value on the reinvestment date, unless you specifically request otherwise (see “Shareholder Services and Account Policies—Dividend Options”). Cash payments are made by the Dividend Paying Agent, State Street Bank and Trust Company, shortly following the reinvestment date.

When Dividends are Paid

—	For the Growth Fund, Tax-Managed Growth Fund, Large Cap Growth Fund, Small Cap Growth Fund, Small-Mid Cap Growth Fund, International Growth Fund, International Equity Fund and Value Discovery Fund, all income dividends, if any, and capital gain distributions, if any, generally will be paid in December and/or January.

—	For the Income Fund, income dividends are normally paid the fifteenth day of each month, if a business day, with net-realized long-term capital gain distributions, if any, generally paid in December and/or January. The Income Fund attempts to maintain relatively level monthly dividends and, from time to time, may distribute or retain net investment income and capital gain or make a return of capital distribution in order to pursue that goal.

—	For the Ready Reserves Fund, the Fund’s net investment income will be declared at the close of regular trading on the New York Stock Exchange on each day that the Fund is open for business, which is generally 3:00 p.m., Central time, as a dividend to shareholders who were of record prior to the declaration. Dividends will be paid to shareholders monthly.

The Funds may vary these dividend practices at any time. Income dividends and any capital gain distributions on all Funds will vary from year to year. Dividends and distributions may be subject to withholding, as required by the Internal Revenue Service (see “Your Account—Taxes”).

TAXES

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.

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Taxes on Distributions.    Each Fund’s distributions are subject to Federal income tax and may also be subject to state or local taxes. Distributions may be taxable at different tax rates depending upon the length of time the Fund holds the security. Your distributions are generally taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid before the following February 1 are treated as having been paid on December 31 of the calendar year declared for Federal income tax purposes. The Funds will inform you of the amount and nature of distributions paid.

Under the Federal tax laws, income dividends (other than “qualified dividend income”) and short-term capital gains distributions are taxed as ordinary income. Distributions of “qualified dividend income” meeting certain holding period and other criteria will generally be taxed at rates applicable to long-term capital gains. Long-term capital gain distributions are taxed as long-term capital gains. It is anticipated that a portion of the ordinary income dividends for the Growth Fund, Tax-Managed Growth Fund, Large Cap Growth Fund, Small Cap Growth Fund, Small-Mid Cap Growth Fund and Value Discovery Fund will be eligible for the dividends-received deduction available for corporate shareholders and for treatment as “qualified dividend income” available to individual and other non-corporate shareholders. It is not anticipated that the ordinary income dividends of the International Growth Fund, International Equity Fund, Income Fund and Ready Reserves Fund will be eligible for the dividends-received deduction available to corporate shareholders.

Taxes on Transactions.    Redemptions of Fund shares and exchanges for shares of other Funds are treated as a sale of such shares and are generally subject to Federal income taxation and possibly state and local taxation. If the shares are held as a capital asset, then a shareholder will recognize, subject to the discussion below, a capital gain or loss measured by the difference between the price that you paid for your shares and the price that you receive when you sell (or exchange) such shares. For the Ready Reserves Fund, so long as a net asset value of $1.00 is maintained, the sale or redemption of your shares will not result in a capital gain or loss. The capital gain or loss upon sale, exchange or redemption of Fund shares will generally be a short-term capital gain or loss if such shares were held for one year or less, and will be a long-term capital gain or loss if such shares were held for more than one year. Any loss recognized on the redemption of shares held six months or less, however, will be treated as a long-term capital loss to the extent you have received any long-term capital gain dividends on such shares. A shareholder who redeems all or substantially all of their shares will normally recognize a capital gain or loss for Federal income tax purposes. However, if a shareholder does not redeem at least substantially, all of their shares in a single transaction, such redemption may be tax treated as a dividend without the benefit of utilizing the basis in your shares to decrease gain or increase loss. If you realize a loss on the redemption of Fund shares within 30 days before or after an acquisition of shares of the same Fund, the two transactions may be subject to the “wash sale” rules of the Code resulting in a postponement of the recognition of such loss for Federal income tax purposes.

Effect of Foreign Taxes.    Investment income received from sources within foreign countries may be subject to foreign income taxes, which generally will reduce a Fund’s distributions. However, the United States has entered into tax treaties with many foreign countries that entitle certain investors to a reduced rate of tax or to certain exemptions from tax. Accordingly, the International Growth Fund will attempt to operate so as to qualify for such reduced tax rates or tax exemptions whenever practicable. Additionally, the International Growth Fund may qualify for and may elect to have foreign tax credits “passed through” to its shareholder instead of taking such credit on its own tax return.

“Buying a Dividend.”    If you buy shares before a Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. In addition a Fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when a Fund has a negative return. See “Your Account—Dividends and Distributions” for payment schedules, and call the Distributor if you have further questions.

Shareholders should consult their tax advisor about the application of the provisions of the tax law in light of their particular situation.

For a more detailed discussion of taxes, see the Statement of Additional Information.

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SHAREHOLDER SERVICES AND ACCOUNT POLICIES

The Funds provide a variety of services to help you manage your account.

Automatic Sweep Program.    You can purchase shares of the Ready Reserves Fund through an automatic sweep program if you establish a brokerage account with the Distributor, provided that you meet the current minimum brokerage account size requirements. The automatic sweep program helps you to make convenient, efficient use of free credit balances in your William Blair brokerage account. The rules of the automatic sweep program are set forth in your William Blair brokerage account agreement.

Dividend Options.    You may choose to have your distributions reinvested in additional shares automatically or paid in cash by making the appropriate election on your account application. You may change your election at any time by providing written notice to State Street.

1. Automatic Dividend Reinvestment Plan.    The Funds automatically reinvest all income dividends and capital gain distributions in additional shares of stock at net asset value on the reinvestment date. (For more information, see “ Your Account—Dividends and Distributions .”)

2. Cash-Dividend Plan.    You may choose to have all of your income dividends paid in cash and/or have your capital gain distributions paid in cash. Any distributions you do not elect to have paid in cash will be reinvested automatically in additional shares at net asset value.

3. Automatic Deposit of Dividends.    You may elect to have all income dividends and capital gain distributions automatically deposited in a previously established bank account.

Automatic Investment Plan.    On your account application, you may authorize State Street to automatically withdraw an amount of money (minimum $250) from your bank account on the fifth or twentieth day of each month. This amount will be invested in additional shares. You may change your election at any time by providing written notice to State Street.

Systematic Withdrawal Plan.    You may establish this plan with shares presently held or through a new investment, which should be at least $5,000. Under this plan, you specify a dollar amount to be paid monthly, quarterly or annually. Shares corresponding to the specified dollar amount are automatically redeemed from your account on the fifth business day preceding the end of the month, quarter or year. While this plan is in effect, all income dividends and capital gain distributions on shares in your account will be reinvested at net asset value in additional shares. There is no charge for withdrawals, but the minimum withdrawal is $250 per month. Depending upon the size of payments requested, and fluctuations in the net asset value of the shares redeemed, redemptions under this plan may reduce or even exhaust your account.

Retirement Plans.    The Funds offer a variety of qualified retirement plans, including several types of Individual Retirement Accounts (“IRAs”) (e.g. traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts formerly known as education IRAs), Simplified Employee Pension Plans (“SEPs”) and other qualified retirement plans. Additional information concerning such plans is available from the Funds.

The minimum initial retirement plan investment is $3,000 and the minimum subsequent investment is $1,000. State Street serves as custodian for IRAs. State Street charges a $5 plan establishment fee, an annual $15 custodial fee and a $10 fee for each lump sum distribution from a plan. These fees may be waived under certain circumstances.

With regard to retirement plans:

—	participation is voluntary;

—	you may terminate or change a plan at any time without penalty or charge from the Funds;

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—	the Funds will pay any additional expenses that they incur in connection with such plans;

—	on your account application, you may select a plan or plans in which to invest;

—	additional forms and further information may be obtained by writing or calling the Funds;

—	the Funds reserve the right to change the minimum amounts for initial and subsequent investments or to terminate any of the plans;

—	the Funds reserve the right to waive investment minimums at the discretion of the Distributor; and

—	the Funds require a copy of the trust agreement when shares are to be held in trust.

Written Confirmations.    Each purchase, exchange or redemption transaction is confirmed in writing to the address of record by giving details of the purchase or redemption.

Use of Intermediaries.    If you purchase or redeem shares through an investment dealer, bank or other institution, that institution may impose charges for its services. These charges would reduce your yield or return. You may purchase or redeem shares directly from the Fund or with the Transfer Agent, State Street Bank, without any such charges.

Transfer of Shares.    Fund shares may be transferred by a written request addressed to the Trust and delivered to State Street, giving the name and social security or taxpayer identification number of the transferee and accompanied by the same signature guarantees and documents as would be required for a redemption, together with specimen signatures of all transferees.

Suspension of Offering.    The Trust reserves the right to withdraw all or any part of the offering made by this Prospectus, and the Trust or the Distributor may reject purchase orders. From time to time, the Trust may temporarily suspend the offering of shares to new investors. During the period of such suspension, persons who are already shareholders of a Fund may be permitted to continue to purchase additional shares of the Fund, to have dividends reinvested and to make redemptions.

Consultation With a Professional Tax Adviser is Recommended, both because of the complexity of Federal tax laws and because various tax penalties are imposed for excess contributions to, and late or premature distributions from, IRAs or other qualified retirement plans. Termination of a plan shortly after its adoption may have adverse tax consequences.

Shareholder Rights.    All shares of each Fund have equal rights with respect to dividends, assets and liquidation of a Fund and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of each Fund will be voted in the aggregate, except when a separate vote by Fund is required under the 1940 Act. Shares are fully paid and nonassessable when issued, are transferable without restriction, and have no preemptive or conversion rights. Under Delaware law, the Trust is not required to hold shareholder meetings on an annual basis. As required by law, the Funds will, however, hold shareholder meetings when a sufficient number of shareholders request a meeting, or as deemed desirable by the Board of Trustees, for such purposes as electing or removing trustees, changing fundamental policies or approving an investment management agreement. (For additional information about shareholder voting rights, see the Statement of Additional Information.)

Householding.    In order to reduce the amount of mail you receive and to help reduce Fund expenses, the Trust generally sends a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-742-7272.

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DETERMINATION OF NET ASSET VALUE

When and How Net Asset Value (“NAV”) is Determined

A Fund’s net asset value is the market value of its total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

The net asset value per share shall be determined as of the close of regular trading on the New York Stock Exchange, which is generally 3:00 p.m., Central time (4:00 p.m. Eastern time), on each day when the Exchange is open. A Fund does not price its shares on days when the Exchange is closed for trading. In addition, the Ready Reserves Fund does not price its shares on the observance of Columbus Day and Veterans Day. Accordingly, shares of the Ready Reserves Fund may not be purchased or redeemed on such days.

For the purposes of calculating the net asset value of the Ready Reserves Fund, portfolio securities are valued at their amortized cost, which means their acquisition cost adjusted for the amortization of a premium or discount.

Quotations of foreign securities in foreign currencies are converted into the United States dollar equivalents at the prevailing market rates as computed by Investors Bank & Trust Company, the custodian. Trading in securities on exchanges and over-the-counter markets in Europe and the Far East is normally completed at various times prior to 3:00 p.m., Central time, the current closing time of the New York Stock Exchange. Trading on foreign exchanges may not take place on every day that the New York Stock Exchange is open. Conversely, trading in various foreign markets may take place on days when the New York Stock Exchange is not open and on other days when net asset value is not calculated. Consequently, the value of the net assets held by the International Growth Fund and International Equity Fund may be significantly affected on days when shares are not available for purchase or redemption.

How the Market Value of Fund Securities is Determined

Domestic Equity Securities.    The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

Foreign Equity Securities.    If the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (3:00 p.m. Central time), the Funds use an independent pricing service on a daily basis to fair value price the security as of the close of regular trading on the New York Stock Exchange. As a result, a Fund’s value for a security may be different from the last sale price (or latest bid price). Otherwise, the value of a foreign security is determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price.

Fixed-Income Securities.    Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Other Securities and Assets.    Other securities, and all other assets, including securities for which a market price is not available or is deemed unreliable, or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust’s valuation procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

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INVESTMENT GLOSSARY

The following glossary explains some of the types of securities in which the Funds may invest, investment techniques they may employ, and some of the related risks. For more information, please see other sections of this prospectus, including the Summary, Investment Objectives and Investment Strategies and Investment Risks as well as the Statement of Additional Information.

Asset-Backed Securities.    The Ready Reserves Fund may invest in asset-backed securities. Asset-backed securities are similar in structure to mortgage-backed securities (as discussed below under “Collateralized Obligations”) but represent interests in pools of loans, leases or other receivables in place of mortgages. Asset-backed securities are primarily issued by non-government entities.

Borrowing.    Each Fund may borrow money from banks for limited purposes to the extent allowable under the 1940 Act. Most borrowing is intended only as a temporary measure for extraordinary or emergency purposes, such as to help meet redemption requests, and not for leverage purposes.

Collateralized Obligations.    The Income Fund may invest in collateralized obligations (debt securities issued by a corporation, trust or custodian or by a U.S. Government agency or instrumentality), that are collateralized by a portfolio or pool of assets, such as mortgages, mortgage-backed securities, debit balances on credit card accounts or U.S. Government securities. The issuer’s obligation to make interest and/or principal payments is secured by the underlying pool or portfolio of securities.

A variety of types of collateralized obligations are available currently, and others may become available in the future. Some obligations are for the guaranteed payment of only principal (the principal-only or “PO” class) or only interest (the interest-only or “IO” class), while others are for the guaranteed payment of both, or some variation thereof. The yields to maturity on PO and IO class obligations are more sensitive than other obligations, with the IO class obligations being extremely sensitive to the rate of principal payments (including prepayments) on the related underlying assets. The Fund will invest only in PO and IO class mortgage obligations collateralized by securities guaranteed by the U.S. Government. Some types of collateralized obligations may be less liquid than other types of securities. Investments in collateralized obligations that are deemed to be illiquid, which includes some PO and IO class mortgage obligations, will be subject to the 15% limitation on illiquid assets.

The mortgage-backed collateralized obligations in which the Fund may invest include pools of mortgage loans assembled for sale to investors by various governmental agencies, such as the Government National Mortgage Association (“GNMA”) and government-related organizations such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Payments of principal and/or interest on such mortgages, including prepayments, are guaranteed by the agency or instrumentality. The agencies and instrumentalities are subject to varying degrees of support by the U.S. Government. The effective credit quality of collateralized obligations is the credit quality of the collateral. The requirements as to collateralization are determined by the issuer or sponsor of the collateralized obligation in order to satisfy rating agencies. These collateralized obligations generally have excess collateral, but typically, any guarantee is limited to a specified percentage of the pool of assets.

The potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments by certain mortgage-backed securities, such as GNMA Certificates and other collateralized obligations. During periods of declining interest rates, mortgages underlying the security are prone to prepayment, causing the security’s effective maturity to be shortened. Prepayment of high interest rate mortgage-backed securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if the prepaid securities were acquired at a premium. Because mortgage-backed securities tend to be sensitive to prepayment rates on the underlying collateral, their value to the Fund is dependent upon the accuracy of the prepayment projections used, which are a consensus derived from several major securities dealers. The duration of many mortgage-backed securities changes substantially in response to changes in interest rates and prepayment rates.

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Concentration.    Each of the Funds except the Ready Reserves Fund intends to invest not more than 25% of its net assets in any one industry. These limitations do not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to instruments, such as repurchase agreements, secured by these instruments or to tax-exempt securities. The Ready Reserves Fund reserves the right to invest more than 25% of its assets in the domestic banking industry.

Depository Receipts.    All of the Funds except the Income Fund and Ready Reserves Fund may invest in foreign issuers through sponsored American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”) and Global Depository Receipts (“GDRs”). Generally, an ADR is a dollar-denominated security issued by a U.S. bank or trust company that represents, and may be converted into, the underlying foreign security. An EDR represents a similar securities arrangement but is issued by a European bank, and a GDR is issued by a depository. ADRs, EDRs and GDRs may be denominated in a currency different from the underlying securities into which they may be converted. Typically, ADRs, in registered form, are designed for issuance in U.S. securities markets, and EDRs and GDRs, in bearer form, are designed for issuance in European securities markets. Investments in depository receipts entail risks similar to direct investments in foreign securities. These risks are detailed in the sections on “Investment Risks” under the “International Growth Fund” and “International Equity Fund” above and in the Statement of Additional Information.

Diversification.    The Income Fund and the Ready Reserves Fund will not purchase the securities of any issuer if, as a result, more than 5% of the Fund’s total assets would be invested in such issuer. In addition, the Income Fund and the Ready Reserves Fund will not purchase more than 10% of the outstanding voting securities of any issuer. For the other Funds, the 5% and 10% limitations apply only to 75% of each Fund’s net assets. These limitations do not apply to U.S. Government securities or to government agency or instrumentality securities.

Equity Securities.    Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business.

Foreign Currency Futures.    The International Growth Fund and the International Equity Fund may purchase and sell futures on foreign currencies as a hedge against possible variation in foreign exchange rates. Foreign currency futures contracts are traded on boards of trade and futures exchanges. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a particular currency for a particular price on a future date. To the extent that a Fund engages in foreign currency futures transactions, but fails to consummate its obligations under the contract, the net effect to the Fund would be the same as speculating in the underlying futures contract. Futures contracts entail certain risks. If the Advisor’s judgment about the general direction of rates or markets is wrong, a Fund’s overall performance may be less than if no such contracts had been entered into. There may also be an imperfect correlation between movements in prices of futures contracts and the portfolio securities being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than to meet margin requirements, distortions in the normal relationship between the securities and futures markets could result. In addition, because margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to price distortions in the futures market and an imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the Advisor may still not result in a successful hedging transaction. A Fund could also experience losses if it could not close out its futures position because of an illiquid secondary market, and losses on futures contracts are not limited to the amount invested in the contract. The above circumstances could cause a Fund to lose money on the financial futures contracts and also on the value of its portfolio securities.

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To the extent required to comply with the 1940 Act and the rules and interpretations thereunder, whenever a Fund enters into a futures contract, the Fund will segregate either cash or liquid securities equal to the Fund’s potential obligation under such contracts. The segregation of assets places a practical limit on the extent to which the Fund may engage in futures contracts.

To the extent required to comply with CFTC Rule 4.5 and in order to avoid “commodity pool operator” status, each Fund will not enter into a financial futures contract if immediately thereafter the aggregate initial margin and premiums for such contracts held by the Fund would exceed 5% of the liquidation value of the Fund’s assets. The Fund will not engage in transactions in financial futures contracts for speculation, but only in an attempt to hedge against changes in interest rates or market conditions affecting the value of securities that the Fund holds or intends to purchase.

Forward Foreign Currency Transactions.    The International Growth Fund and International Equtiy Fund may enter into forward foreign currency contracts as a means of managing the risks associated with changes in exchange rates. A forward foreign currency contract is an agreement to exchange U.S. dollars for foreign currencies at a specified future date and specified amount which is set by the parties at the time of entering into the contract. The Advisor will generally use such currency contracts to fix a definite price for securities they have agreed to buy or sell and may also use such contracts to hedge a Fund’s investments against adverse exchange rate changes. Alternatively, the Funds may enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Advisor believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which securities of the Fund are denominated (“cross-hedge”). The profitability of forward foreign currency transactions depends upon correctly predicting future changes in exchange rates between the U.S. dollar and foreign currencies. As a result, a Fund may incur either a gain or loss on such transactions. While forward foreign currency transactions may help reduce losses on securities denominated in a foreign currency, they may also reduce gains on such securities depending on the actual changes in the currency’s exchange value relative to that of the offsetting currency involved in the transaction. The Funds will not enter into forward foreign currency transactions for speculative purposes.

Illiquid Securities.    Subject to the provisions of the 1940 Act, each Fund except the Ready Reserves Fund may invest up to 15% of its net assets in illiquid securities. The Ready Reserves Fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those securities that are not readily marketable, including restricted securities and repurchase obligations maturing in more than seven days.

Investment Companies.    Subject to the provisions of the 1940 Act (including exemptive relief granted by the Securities and Exchange Commission thereunder), each Fund except the Income Fund and Ready Reserves Fund may invest in the shares of investment companies which may include exchange-traded funds. Investment in other investment companies may provide advantages of diversification and increased liquidity; however, there may be duplicative expenses, such as advisory fees or custodial fees. Several foreign governments permit investments by non-residents in their markets only through participation in certain investment companies specifically organized to participate in such markets. In addition, investments in unit trusts and country funds permit investments in foreign markets that are smaller than those in which the Fund would ordinarily invest directly. Investments in such pooled vehicles should enhance the geographical diversification of the Fund’s assets, while reducing the risks associated with investing in certain smaller foreign markets. Investments in such vehicles will provide increased liquidity and lower transaction costs than are normally associated with direct investments in such markets; however, there may be duplicative expenses, such as advisory fees or custodial fees.

The Trust has received an exemptive order from the SEC that allows the Funds to invest a portion of their assets into shares of the William Blair Ready Reserves Fund based upon the terms and conditions of such order. Pursuant to the order, a Fund may not invest more than 25% of its net assets in the Ready Reserves Fund. The Advisor reduces the advisory fee it receives from the Fund to the extent the Fund is invested in the Ready Reserves Fund.

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Portfolio Turnover Rate.    None of the Funds intend to trade portfolio securities for the purpose of realizing short-term profits. However, each will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund’s investment objective, and there is no limitation on the length of time securities must be held by the Fund prior to being sold. Portfolio turnover rate will not be a limiting factor for a Fund. Although each Fund’s turnover rate will vary from year to year, it is anticipated that each Fund’s turnover rate, under normal circumstances, will be less than 100%. However since 2000, the Small Cap Growth Fund has had portfolio turnover rates higher than 100%. Higher portfolio turnover rates involve correspondingly higher transaction costs, which are borne directly by each Fund.

Real Estate Investment Trusts.    Although the Value Discovery Fund and the Small Cap Growth Fund currently do not invest primarily in real estate investment trusts (“REITs”), the Funds may invest in REITs. REITs are subject to volatility from risks associated with investments in real estate and investments dependent on income from real estate, such as fluctuating demand for real estate and sensitivity to adverse economic conditions. In addition, the failure of a REIT to continue to qualify as a REIT for tax purposes would have an adverse effect upon the value of an investment in that REIT.

Repurchase Agreements.    Each Fund may invest in repurchase agreements. Repurchase agreements are instruments under which a Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. The repurchase agreement serves to fix the yield of the security during the Fund’s holding period. The Funds currently intend to enter into repurchase agreements only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. In all cases, the Advisor must be satisfied with the creditworthiness of the seller before entering into a repurchase agreement. In the event of the bankruptcy or other default of the seller of a repurchase agreement, the Fund could incur expenses and delays enforcing its rights under the agreement, and experience a decline in the value of the underlying securities and loss of income. The maturity of a security subject to repurchase may exceed one year, and, for the Income Fund, the modified duration of a security subject to repurchase may exceed nine years. Repurchase agreements maturing in more than seven days, together with any securities that are restricted as to disposition under the federal securities laws or are otherwise considered to be illiquid, will not exceed 15% of the net assets of each Fund except the Ready Reserves Fund and 10% of the net assets of the Ready Reserves Fund.

Section 4(2) Paper.    The Ready Reserves Fund may invest in commercial paper issued in reliance upon the so-called “private placement” exemption from registration afforded by Section 4(2) of the Securities Exchange Act of 1933 (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Advisor considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to the procedures approved by the Fund’s Board of Trustees, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation on illiquid securities. The Advisor monitors the liquidity of each investment in Section 4(2) paper on a continuing basis.

Variable Rate Securities.    The Ready Reserves Fund may invest in instruments having rates of interest that are adjusted periodically or that “float” continuously or periodically according to formulae intended to minimize fluctuation in values of the instruments (“Variable Rate Securities”). The interest rate on a Variable Rate Security is ordinarily determined by reference to, or is a percentage of, an objective standard such as a bank’s prime rate, the 90-day U.S. Treasury Bill rate or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rates on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Further, the Fund may invest in Variable Rate Securities that have a demand feature entitling the Fund to resell the securities to the issuer or a third party at an amount

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approximately equal to the principal amount thereof plus accrued interest (“Variable Rate Demand Securities”). As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. Many of these Variable Rate Demand Securities are unrated, their transfer is restricted by the issuer, and there is little if any secondary market for the securities. Thus, any inability of the issuers of such securities to pay on demand could adversely affect the liquidity of these securities. The Fund determines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission rules, which allow the Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument if they are guaranteed by the U.S. Government or its agencies, if they have a stated maturity date of one year or less, or if they have demand features prior to maturity.

Warrants.    Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

When-Issued and Delayed Delivery Securities.    From time to time, in the ordinary course of business, each Fund may purchase newly issued securities appropriate for the Fund on a “when-issued” basis, and may purchase or sell securities appropriate for the Fund on a “delayed delivery” basis. When-issued or delayed delivery transactions involve a commitment by the Fund to purchase or sell particular securities, with payment and delivery to take place at a future date. These transactions allow the Fund to lock in an attractive purchase price or yield on a security the Fund intends to purchase. Normally, settlement occurs within one month of the purchase or sale. During the period between purchase and settlement, no payment is made or received by the Fund and, for delayed delivery purchases, no interest accrues to the Fund. Because the Fund is required to set aside cash or liquid securities at least equal in value to its commitments to purchase when-issued or delayed delivery securities, the Advisor’s ability to manage the Fund’s assets may be affected by such commitments. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but it reserves the right to sell them before the settlement date if it is deemed advisable.

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FINANCIAL HIGHLIGHTS

The tables below are intended to help you understand each Fund’s financial performance for the past several years. Certain information reflects financial results for a single Fund share. The total return figures show what an investor in a Fund would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Funds’ financial statements, is included in the annual report, which is available upon request (see back cover). Net investment income (loss) per share (with the exception of the Ready Reserves Fund) for 2004, 2003, 2002, 2001 and 2000 is based on the average shares outstanding during the year.

William Blair Growth Fund

	Years Ended December 31
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$9.97	$8.06	$10.87	$12.73	$20.10
Income (loss) from investment operations:
Net investment income (loss)	(0.06)	(0.06)	(0.07)	(0.06)	(0.06)
Net realized and unrealized gain (loss) on investments	0.79	1.97	(2.74)	(1.66)	(1.52)

Total from investment operations	0.73	1.91	(2.81)	(1.72)	(1.58)
Less distributions from:
Net investment income	—	—	—	—	—
Net realized capital gain	—	—	—	0.14	5.79

Total distributions	—	—	—	0.14	5.79

Net asset value, end of period	$10.70	$9.97	$8.06	$10.87	$12.73

Total return (%)	7.32	23.70	(25.85)	(13.53)	(7.47)
Ratios to average daily net assets (%):
Expenses	1.17	1.19	1.19	1.18	1.13
Net investment income (loss)	(0.60)	(0.67)	(0.73)	(0.57)	(0.34)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$275,506	$281,654	$255,625	$386,096	$550,987
Portfolio turnover rate (%)	35	45	29	74	88

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William Blair Tax-Managed Growth Fund

	Years Ended December 31
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$8.41	$6.86	$9.07	$10.08	$10.18
Income (loss) from investment operations:
Net investment income (loss)	(0.08)	(0.07)	(0.06)	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments	0.66	1.62	(2.15)	(0.96)	(0.08)

Total from investment operations	0.58	1.55	(2.21)	(1.01)	(0.10)
Less distributions from:
Net investment income	—	—	—	—	—
Net realized capital gain	—	—	—	—	—

Total distributions	—	—	—	—	—

Net asset value, end of period	$8.99	$8.41	$6.86	$9.07	$10.08

Total return (%)	6.90	22.59	(24.37)	(10.02)	(0.98)
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	1.54	1.49	1.36	1.36	1.36
Expenses, before waivers and reimbursements	2.26	2.26	2.22	3.64	11.34
Net investment income (loss), net of waivers and reimbursements	(0.92)	(0.91)	(0.72)	(0.57)	(0.15)
Net investment income (loss), before waivers and reimbursements	(1.64)	(1.68)	(1.58)	(2.85)	(10.13)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$5,847	$6,871	$5,303	$7,211	$5,001
Portfolio turnover rate (%)	31	37	44	37	32

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William Blair Large Cap Growth Fund

	Years Ended December 31
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$5.93	$4.80	$6.72	$8.45	$10.14
Income (loss) from investment operations:
Net investment income (loss)	(0.04)	(0.04)	(0.04)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	0.35	1.17	(1.88)	(1.68)	(1.64)

Total from investment operations	0.31	1.13	(1.92)	(1.73)	(1.69)
Less distributions from:
Net investment income	—	—	—	—	—
Net realized capital gain	—	—	—	—	—

Total distributions	—	—	—	—	—

Net asset value, end of period	$6.24	$5.93	$4.80	$6.72	$8.45

Total return (%)	5.23	23.54	(28.57)	(20.47)	(16.67)
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	1.38	1.42	1.36	1.36	1.36
Expenses, before waivers and reimbursements	2.29	2.39	2.45	3.01	2.84
Net investment income (loss), net of waivers and reimbursements	(0.63)	(0.76)	(0.71)	(0.79)	(0.58)

Net investment income (loss), before waivers and reimbursements	(1.54)	(1.73)	(1.80)	(2.44)	(2.06)

Supplemental data for all classes:
Net assets at end of period (in thousands)	$6,417	$5,519	$5,469	$5,991	$10,995
Portfolio turnover rate (%)	39	33	52	87	95

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William Blair Small Cap Growth Fund

	Years Ended December 31
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$21.83	$13.72	$16.58	$13.16	$10.19
Income (loss) from investment operations:
Net investment income (loss)	(0.30)	(0.21)	(0.19)	(0.17)	(0.11)
Net realized and unrealized gain (loss) on investments	6.20	8.68	(2.67)	3.59	3.51

Total from investment operations	5.90	8.47	(2.86)	3.42	3.40
Less distributions from:
Net investment income	—	—	—	—	—
Net realized capital gain	2.01	0.36	—	—	0.43

Total distributions	2.01	0.36	—	—	0.43

Net asset value, end of period	$25.72	$21.83	$13.72	$16.58	$13.16

Total return (%)	27.24	61.88	(17.25)	25.99	33.68
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	1.49	1.55	1.56	1.59	1.60
Expenses, before waivers and reimbursements	1.46	1.52	1.62	1.95	2.17
Net investment income (loss), net of waivers and reimbursements	(1.27)	(1.22)	(1.31)	(1.15)	(0.75)
Net investment income (loss), before waivers and reimbursements	(1.24)	(1.19)	(1.37)	(1.51)	(1.32)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$771,209	$518,824	$78,581	$54,658	$28,778
Portfolio turnover rate (%)	109	103	133	147	433

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William Blair Small-Mid Cap Growth Fund

	Years Ended December 31
	2004	2003(a)
Net asset value, beginning of period	$9.94	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.13)	—
Net realized and unrealized gain (loss) on investments	1.47	(0.06)

Total from investment operations	1.34	(0.06)
Less distributions from:
Net investment income	—	—
Net realized gain	—	—

Total distributions	—	—

Net asset value, end of period	$11.28	$9.94

Total return (%)	13.48	(0.60)
Ratios to average daily net assets (%)(b):
Expenses, net of waivers and reimbursements	1.54	1.54
Expenses, before waivers and reimbursements	2.14	1.54
Net investment income (loss), net of waivers and reimbursements	(1.26)	(1.54)
Net investment income (loss), before waivers and reimbursements	(1.86)	(1.54)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$25,974	$3,673
Portfolio turnover rate (%)(b)	55	—

(a)	For the period from December 29, 2003 (Commencement of Operations) to December 31, 2003.
(b)	Rates are annualized for periods that are less than a year.

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William Blair International Growth Fund

	Years Ended December 31
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$18.65	$13.13	$15.48	$17.93	$24.03
Income (loss) from investment operations:
Net investment income (loss)(a)	(0.02)	0.02	(0.05)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	3.47	5.52	(2.30)	(2.43)	(2.04)

Total from investment operations	3.45	5.54	(2.35)	(2.45)	(2.05)
Less distributions from:
Net investment income	0.01	0.02	—	—	0.08
Net realized capital gain	—	—	—	—	3.97

Total distributions	0.01	0.02	—	—	4.05

Net asset value, end of period	$22.09	$18.65	$13.13	$15.48	$17.93

Total return (%)	18.48	42.21	(15.18)	(13.66)	(8.10)
Ratios to average daily net assets (%):
Expenses	1.47	1.50	1.51	1.60	1.59
Net investment income (loss)	(0.16)	0.05	(0.36)	(0.11)	(0.44)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$3,001,439	$1,899,699	$778,788	$454,055	$333,888
Portfolio turnover rate (%)	79	57	73	112	116

(a)	Includes $0.12, $0.03, $0.00, $0.00, and $0.06, in passive foreign investment company transactions which are treated as ordinary income for Federal income tax purposes for the years 2004, 2003, 2002, 2001, and 2000, respectively.

75

William Blair International Equity Fund

Period Ended December 31, 2004(a)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)
Net realized and unrealized gain (loss) on investments	1.37

Total from investment operations	1.33
Less distributions from:
Net investment income	—
Net realized gain	—

Total distributions	—

Net asset value, end of period	$11.33

Total return (%)	13.30
Ratios to average daily net assets (%)(b):
Expenses, net of waivers and reimbursements	1.50
Expenses, before waivers and reimbursements	2.96
Net investment income (loss), net of waivers and reimbursements	(0.77)
Net investment income (loss), before waivers and reimbursements	(2.23)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$9,689
Portfolio turnover rate (%)(b)	108

(a)	For the period from May 24, 2004 (Commencement of Operations) to December 31, 2004.
(b)	Rates are annualized for periods that are less than a year.

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William Blair Value Discovery Fund

	Years Ended December 31
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$22.68	$16.28	$18.23	$16.20	$13.66
Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.06)	(0.03)	0.08	0.05
Net realized and unrealized gain (loss) on investments	2.68	6.46	(1.92)	2.74	2.52

Total from investment operations	2.67	6.40	(1.95)	2.82	2.57
Less distributions from:
Net investment income	—	—	—	0.03	0.03
Net realized capital gain	2.65	—	—	0.76	—

Total distributions	2.65	—	—	0.79	0.03

Net asset value, end of period	$22.70	$22.68	$16.28	$18.23	$16.20

Total return (%)	12.05	39.31	(10.70)	17.39	18.85
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	1.34	1.49	1.53	1.61	1.64
Expenses, before waivers and reimbursements	1.48	1.58	1.53	1.66	1.88
Net investment income (loss), net of waivers and reimbursements	(0.06)	(0.30)	(0.16)	0.28	0.40
Net investment income (loss), before waivers and reimbursements	(0.20)	(0.39)	(0.16)	0.23	0.16
Supplemental data for all classes:
Net assets at end of period (in thousands)	$246,176	$237,111	$190,802	$149,292	$74,093
Portfolio turnover rate (%)	50	51	20	48	68

77

William Blair Income Fund

	Years Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$10.43	$10.62	$10.34	$10.22	$9.92
Income (loss) from investment operations:
Net investment income (loss)(a)	0.52	0.40	0.55	0.55	0.62
Net realized and unrealized gain (loss) on investments	(0.26)	(0.02)	0.25	0.17	0.33

Total from investment operations	0.26	0.38	0.80	0.72	0.95
Less distributions from:
Net investment income	0.50	0.57	0.52	0.60	0.65
Net realized capital gain	—	—	—	—	—

Total distributions	0.50	0.57	0.52	0.60	0.65

Net asset value, end of period	$10.19	$10.43	$10.62	$10.34	$10.22

Total return (%)	2.61	3.68	7.91	7.18	9.99
Ratios to average daily net assets (%):
Expenses	0.78	0.77	0.81	0.94	0.92
Net investment income	4.12	4.09	5.23	5.38	6.23
Supplemental data:
Net assets at end of year (in thousands)	$294,084	$265,062	$196,136	$176,264	$167,746
Portfolio turnover rate (%)	43	36	66	82	54

(a)	As required, in 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began treating any paydown gain or losses on mortgage and asset backed securities as an adjustment to income. The effect of this change for the year 2001 was to decrease net investment income per share by $.05 and increase the net realized and unrealized gain and loss per share by $.05. It decreases the Ratio of Net investment Income to Average Net Assets from 5.87% to 5.38% for 2001.

78

William Blair Ready Reserves Fund

	Years Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01	0.01	0.01	0.04	0.06

Total from investment operations	0.01	0.01	0.01	0.04	0.06
Less distributions from:
Net investment income	0.01	0.01	0.01	0.04	0.06

Total distributions	0.01	0.01	0.01	0.04	0.06

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (%)	0.80	0.66	1.28	3.66	5.91
Ratios to average daily net assets (%):
Expenses	0.65	0.66	0.67	0.67	0.70
Net investment income	0.80	0.66	1.28	3.63	5.78
Supplemental data:
Net assets at end of period (in thousands)	$1,092,940	$1,153,932	$1,324,001	$1,403,740	$1,339,180

79

FOR MORE INFORMATION

More information about the Funds is available without charge, upon request, including the following:

Semi-Annual/Annual Reports

The Semi-Annual and audited Annual Reports to Shareholders include financial statements, detailed performance information, portfolio holdings and statements from the Fund managers. In the Annual Report, you will find a discussion of the market conditions and investment strategies that the Advisor believes significantly affected the Fund’s performance in its last fiscal year. Financial statements and the report of independent registered public accounting firm included in annual reports are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes.

Statement of Additional Information (SAI)

The SAI contains more detailed information about the Funds. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

To obtain information:

By telephone

Call: 1-800-635-2886

(In Massachusetts 1-800-635-2840)

By mail

Write to:

William Blair Funds

222 West Adams Street

Chicago, Illinois 60606

or

State Street Bank and Trust Company

(the Funds’ Transfer Agent)

P.O. Box 8506

Boston, MA 02266-8506

On the Internet

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, D.C. (1-202-942-8090) or, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room Section, Washington, D.C. 20549-0102.

William Blair Funds’ information, including but not limited to the Prospectus, SAI, Semi-Annual and Annual Reports and Account Application, can be viewed online at http://www.williamblairfunds.com.

No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus does not constitute an offering by the Trust or its distributor in any jurisdiction in which such offering may not lawfully be made.

William Blair Funds

May 1, 2005

Investment Company Act File No.: 811-5344

80

CLASS I PROSPECTUS

MAY 1, 2005

WILLIAM BLAIR FUNDS

May 1, 2005

William Blair Funds

CLASS I SHARES PROSPECTUS

Growth Fund

Tax-Managed Growth Fund

Large Cap Growth Fund

Small Cap Growth Fund

Small-Mid Cap Growth Fund

International Growth Fund

International Equity Fund

Value Discovery Fund

Income Fund

CLASS N SHARES

Ready Reserves Fund

This prospectus contains important information about each Fund, including its investment objective. For your benefit and protection, please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

William Blair Funds

222 West Adams Street

Chicago, Illinois 60606

i

WILLIAM BLAIR GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    The Fund invests primarily in a diversified portfolio of common stocks of domestic growth companies. The Advisor seeks growth opportunities by investing in large, medium and small companies in varying proportions.

Large, high quality growth companies that have demonstrated sustained growth over a long period of time;

Medium-sized growth companies of recognized investment quality whose records of sales and earnings growth may not be as well established; and

Small emerging, rapid growth companies of high quality that have had especially vigorous growth in revenues and earnings.

MAIN RISKS OF INVESTING:    Since the Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of small and medium-sized companies may be more volatile and more speculative than the securities of large companies. In addition, small and medium-sized companies may be traded in low volumes, which can increase volatility. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last 10 calendar years. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns(1)

Highest Quarterly Return 23.69% (4Q98)	Lowest Quarterly Return (19.03)% (3Q02)

(1)	The Class I shares were first publicly offered in 1999. The performance shown for 2000, 2001, 2002 and 2003 and 2004 is the actual performance for the Class I shares. The performance for the periods prior thereto is based upon the Fund’s Class N shares.

1

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2004, to broad-based securities market benchmarks. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Class I shares were first publicly offered in 1999. The most recent five years of the average annual total return figures is the actual performance for the Class I shares. The performance for the periods prior thereto is based upon the performance of the Fund’s Class N shares.

	1 Year	5 Years	10 Years
Growth Fund
Return Before Taxes	7.54%	(4.43)%	8.33%
Return After Taxes on Distributions	7.54%	(5.72)%	6.91%
Return After Taxes on Distributions and Sale of Fund Shares	4.90%	(3.92)%	6.99%
Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)*	6.93%	(8.87)%	9.30%
S&P 500 (reflects no deduction for fees, expenses or taxes)**	10.88%	(2.30)%	12.07%

*	The Russell 3000® Growth Index is an unmanaged index of the largest 3000 stocks in the U.S. determined by market capitalization.
**	The Standard & Poor’s 500 Stock Index is an unmanaged index that generally represents broad larger capitalization equity market performance.

FEES AND EXPENSES:    This section describes the fees and expenses that you pay if you buy and hold Class I shares of the Fund. Class I shares are no-load investments, so you will not pay any shareholder fees to buy shares, reinvest dividends in additional shares or exchange into Class I shares of another Fund. However, the Fund will charge a redemption fee of 1.00% of the value of the shares sold (or exchanged) within 60 days of their purchase, in order to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	1.00%
Redemption fee on shares held 61 days or more	None

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	.75%
Distribution (Rule 12b-1) Fees	None
Other Expenses	.17%

Total Annual Fund Operating Expenses	.92%

Example:    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$94	$293	$509	$1,131

2

WILLIAM BLAIR TAX-MANAGED GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Tax-Managed Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    The Fund invests primarily in a diversified portfolio of common stocks of domestic growth companies. The Fund employs a number of techniques designed specifically to enhance the long-term, after-tax returns for its shareholders. The Advisor seeks growth opportunities by investing in large, medium and small companies in varying proportions.

Large, high quality growth companies that have demonstrated sustained growth over a long period of time;

Medium-sized growth companies of recognized investment quality whose records of sales and earnings growth may not be as well established; and

Small emerging, rapid growth companies of high quality that have had especially vigorous growth in revenues and earnings.

The Advisor seeks high after-tax returns by balancing investment considerations and tax considerations. The Advisor seeks to achieve returns primarily in the form of price appreciation and to minimize income distributions and distributions of realized short-term gains. Among the techniques and strategies used in the tax-efficient management of the Fund are the following:

•	investing primarily in lower-yielding growth stocks;

•	employing a long-term, low turnover approach to investing;

•	attempting to avoid net realized short-term gains;

•	when appropriate, selling stocks trading below cost to realize losses;

•	in selling appreciated stocks, selecting the most tax-favored share lots; and

•	selectively using tax-advantaged hedging techniques, such as derivative transactions, as an alternative to taxable sales.

MAIN RISKS OF INVESTING:    Since the Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of small and medium-sized companies may be more volatile and more speculative than securities of large companies. In addition, small and medium-sized companies may be traded in low volumes, which can increase volatility.

The Fund can generally be expected to distribute a smaller percentage of returns each year than most other equity mutual funds. There can be no assurance, however, that taxable distributions can always be avoided.

The Fund may engage in derivative transactions to protect against price declines or as a substitute for purchasing or selling securities. The use of these techniques is subject to certain limitations and may expose the Fund to increased risk of principal loss. Because of the Fund’s tax-managed strategy, the investments that the Fund’s portfolio managers may choose from may be more limited than those of a fund that does not have a tax-managed strategy. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied for each calendar year since the Fund started. The information below provides some indication of the risks of

3

investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns

Highest Quarterly Return 18.13% (4Q01)	Lowest Quarterly Return (16.27)% (3Q01)

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2004, to broad-based securities market benchmarks. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Life of Fund***
Tax-Managed Growth Fund
Return Before Taxes	7.06%	(2.22)%	(1.85)%
Return After Taxes on Distributions	7.06%	(2.22)%	(1.85)%
Return After Taxes on Distributions and Sale of Fund Shares	4.59%	(1.87)%	(1.57)%
Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)*	6.93%	(8.87)%	(8.60)%
S&P 500 (reflects no deduction for fees, expenses or taxes)**	10.88%	(2.30)%	(2.13)%

*	The Russell 3000® Growth Index is an unmanaged index of the largest 3000 stocks in the U.S. determined by market capitalization.
**	The Standard & Poor’s 500 Stock Index is an unmanaged index that generally represents broad larger capitalization equity market performance.
***	The Fund’s inception was on December 27, 1999.

FEES AND EXPENSES:    This section describes the fees and expenses that you pay if you buy and hold Class I shares of the Fund. Class I shares are no-load investments, so you will not pay any shareholder fees to buy shares, reinvest dividends in additional shares or exchange into Class I shares of another Fund. However, the Fund will charge a redemption fee of 1.00% of the value of the shares sold (or exchanged) within 60 days of their purchase, in order to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

4

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	1.00%
Redemption fee on shares held 61 days or more	None

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	.80%
Distribution (Rule 12b-1) Fees	None
Other Expenses	1.21%

Total Annual Fund Operating Expenses (without waiver)	2.01%	(1)
Advisor’s Expense Waiver	.73%

Net Expenses (with waiver)	1.28%

(1)	The Advisor has entered into a contractual agreement with the Fund to cap the operating expenses for the Fund’s Class I shares at 1.28% of average daily net assets until April 30, 2006; the Advisor may continue to waive fees thereafter.

Example:    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$130	$560	$1,015	$2,279

5

WILLIAM BLAIR LARGE CAP GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Large Cap Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of net assets (plus the amount of any borrowings for investment purposes) in stocks of large cap companies. The Fund invests in a diversified portfolio of common stocks issued by large domestic growth companies of high quality that have demonstrated sustained growth over a long period of time. The Advisor currently defines large cap companies as those with market capitalizations of $8 billion or more at the time of the Fund’s investment. The Fund may also invest in medium-sized growth companies of recognized investment quality whose records of sales and earnings growth may not be as well established.

The Fund will provide shareholders with at least 60 days prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING:    Since the Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general economic and market conditions. All securities are subject to market, economic and business risks that may cause their share prices to fluctuate. These fluctuations may not be related to the fundamental characteristics of the companies issuing the securities. Instead, for example, if large capitalization growth stocks fall out of favor generally with investors, the value of the Large Cap Growth Fund may decline. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of medium-sized companies are more volatile and more speculative than the securities of large companies. In addition, medium-sized companies may be traded in low volumes, which can increase volatility. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund has started. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns

Highest Quarterly Return 16.21% (4Q01)	Lowest Quarterly Return (20.07)% (1Q01)

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2004, to a broad-based securities market benchmark. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital

6

gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Life of Fund**
Large Cap Growth Fund
Return Before Taxes	5.34%	(9.05)%	(8.73)%
Return After Taxes on Distributions	5.34%	(9.05)%	(8.73)%
Return After Taxes on Distributions and Sale of Fund Shares	3.47%	(7.45)%	(7.23)%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)*	6.30%	(9.29)%	(9.08)%

*	The Russell 1000® Growth Index is an unmanaged index of large-capitalization companies with above average price-to-book ratios and forecasted growth rates.
**	The Fund’s inception was on December 27, 1999.

FEES AND EXPENSES:    This section describes the fees and expenses that you pay if you buy and hold Class I shares of the Fund. Class I shares are no-load investments, so you will not pay any shareholder fees to buy shares, reinvest dividends in additional shares or exchange into Class I shares of another Fund. However, the Fund will charge a redemption fee of 1.00% of the value of the shares sold (or exchanged) within 60 days of their purchase, in order to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	1.00%
Redemption fee on shares held 61 days or more	None

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	.80%
Distribution (Rule 12b-1) Fees	None
Other Expenses	1.24%

Total Annual Fund Operating Expenses (without waiver)	2.04%	(1)
Advisor’s Expense Waiver	1.04%

Net Expenses (with waiver)	1.00%

(1)	The Advisor has entered into a contractual agreement with the Fund to cap the operating expenses for the Fund’s Class I shares at 1.00% of the average daily net assets until April 30, 2006; the Advisor may continue to waive fees thereafter.

Example:   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$539	$1,002	$2,286

7

WILLIAM BLAIR SMALL CAP GROWTH FUND	SUMMARY

The Small Cap Growth Fund is closed to new investors. Unless you fit into one of the investor categories described below, you may not invest in the Fund.

You may purchase Fund shares through your existing Fund account and reinvest dividends and capital gains in the Fund if you are:

—	A current Fund shareholder;

—	An investor who has previously entered into a letter of intent with the Fund or the Distributor;

—	A participant in a qualified defined contribution retirement plan that offers the Fund as an investment option;

—	A wrap fee program or financial advisory firm charging asset-based fees with existing accounts purchasing shares on behalf of new and existing clients; or

—	A client who maintains a brokerage or managed account with William Blair & Company, L.L.C.

Except as otherwise noted, these restrictions apply to investments made directly with William Blair and Company, L.L.C. and investments made through financial institutions and/or intermediaries. Once an account is closed, additional investments will not be accepted unless you are one of the investors listed above. Exchanges into the Fund from other William Blair Funds are not permitted, unless the exchange is being made into an existing Fund account. Investors may be required to demonstrate eligibility to purchase shares of the Fund before an investment is accepted. Management reserves the right to (i) make additional exceptions that, in its judgment, do not adversely affect its ability to manage the Fund, (ii) reject any investment or refuse any exception, including those detailed above, that it believes will adversely affect its ability to manage the Fund, and (iii) close and re-open the Fund to new or existing shareholders at any time.

INVESTMENT OBJECTIVE:    The William Blair Small Cap Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of net assets (plus the amount of any borrowings for investment purposes) in stocks of small cap companies. The Fund invests primarily in a diversified portfolio of common stocks of small domestic growth companies that are expected to experience solid growth in earnings. The Advisor currently defines small cap companies as those with market capitalizations of $3 billion or less at the time of the Fund’s purchase. The Fund also invests in securities of micro-cap companies (i.e. those with market capitalizations of $300 million or less at the time of the Fund’s purchase). To a limited extent, (i.e. with respect to the remaining 20% of its net assets) the Fund may also purchase stock in companies with business characteristics and growth prospects similar to small companies, but which may have market capitalizations above $3 billion. The Fund will invest in many new companies, both through initial public offerings (“IPOs”) and private placements. The Fund may purchase and sell investments without regard to their holding period. The Advisor may aggressively trade the Fund’s portfolio in order to take advantage of short-term appreciation of particular stocks.

The Fund will provide shareholders with at least 60 days prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING:    Since the Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of small and medium-sized companies are volatile and less liquid than securities of large companies. In addition, small and medium-sized companies may be traded in low volumes, which can increase volatility. These risks are intensified for investments in micro-cap companies.

8

New companies in which the Fund invests may be undercapitalized and may have inexperienced management. When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements are not publicly traded and may be difficult to sell; because there is no public market for some of these securities, it may be difficult to determine their value. The Fund may not be able to sell these securities at the same price at which they are carried in the portfolio.

The Fund may trade aggressively and thus may experience high portfolio turnover and relatively high transaction costs. The Fund may realize significant short-term and long-term capital gains, which will result in taxable distributions to investors. Tax and transaction costs may lower the Fund’s effective return for investors.

THE FUND INVOLVES A HIGH LEVEL OF RISK, AND MAY NOT BE APPROPRIATE FOR EVERYONE.     You should consider it only for the aggressive portion of your portfolio. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY

Annual Total Returns.     The bar chart below provides an illustration of how the Fund’s performance has varied for each calendar year since the Fund started. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns

Highest Quarterly Return 49.66% (1Q00)	Lowest Quarterly Return (21.27)% (3Q02)

Average Annual Total Returns.     The following table compares the Fund’s average annual total returns for the period ended December 31, 2004, to broad-based securities market benchmarks. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

9

	1 Year	5 Years	Life of Fund***
Small Cap Growth Fund
Return Before Taxes	27.54%	23.76%	24.02%
Return After Taxes on Distributions	25.62%	22.97%	23.37%
Return After Taxes on Distributions and Sale of Fund Shares	19.18%	20.80%	21.16%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)*	18.33%	6.61%	7.53%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)**	14.31%	(3.57)%	(2.43)%

*	The Russell 2000® Index is an unmanaged composite of the smallest 2000 stocks of the Russell 3000® Index.
**	The Russell 2000® Growth Index is an unmanaged composite of small capitalization companies with above average price-to-book ratios and forecasted growth rates.
***	The Fund’s inception was on December 27, 1999.

FEES AND EXPENSES:    This section describes the fees and expenses that you pay if you buy and hold Class I shares of the Fund. Class I shares are no-load investments, so you will not pay any shareholder fees to buy shares, reinvest dividends in additional shares or exchange into Class I shares of another Fund. However, the Fund will charge a redemption fee of 1.00% of the value of the shares sold (or exchanged) within 60 days of their purchase, in order to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	1.00%
Redemption fee on shares held 61 days or more	None

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	1.10%
Distribution (Rule 12b-1) Fees	None
Other Expenses	.11%

Total Annual Fund Operating Expenses	1.21%	(1)

(1)	The Advisor has entered into a contractual agreement with the Fund to cap the operating expenses for the Fund’s Class I shares at 1.25% of average daily net assets until April 30, 2006.

Example:     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$127	$388	$669	$1,469

10

WILLIAM BLAIR SMALL-MID CAP GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Small-Mid Cap Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small and medium-sized companies. The Fund primarily invests in a diversified portfolio of common stocks of small and medium-sized domestic growth companies that are expected to experience solid growth in earnings. The Advisor currently defines small and medium-sized companies as those with market capitalizations of $12 billion or less at the time of the Fund’s investment. The companies in which the Fund invests may include micro-cap and new companies (companies with limited operating history). To a limited extent, (i.e., with respect to the remaining 20% of its net assets) the Fund may also invest in companies with business characteristics and growth prospects similar to small and medium-sized companies, but which may have market capitalizations above $12 billion.

The Fund will provide shareholders with at least 60 days prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING:    Since the Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of small and medium-sized companies are more volatile and less liquid than securities of large companies. In addition, small and medium-sized companies may be traded in low volumes, which can increase volatility. These risks are intensified for investments in micro-cap companies. New companies in which the Fund invests may be undercapitalized and may have inexperienced management.

THE FUND INVOLVES A HIGH LEVEL OF RISK, AND MAY NOT BE APPROPRIATE FOR EVERYONE.    You should consider it only for the more aggressive portion of your portfolio. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY

Annual Total Returns.    The bar chart below provides an illustration of the Fund’s performance for the calendar year indicated. The information below provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns

Highest Quarterly Return 9.60% (4Q 04)	Lowest Quarterly Return (3.19)% (3Q 04)

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2004, to a broad-based securities market benchmark. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return

11

After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Life of Fund**
Small-Mid Cap Growth Fund
Return Before Taxes	13.68%	13.00%
Return After Taxes on Distributions	13.68%	13.00%
Return After Taxes on Distributions and Sale of Fund Shares	8.89%	10.96%
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)*	14.59%	15.68%

*	The Russell 2500™ Growth Index measures the performance of those Russell 2500 companies with above average price-to-book ratios and forecasted growth rates.
**	The Fund’s inception was on December 29, 2003.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. Class I shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class I shares of another Fund. However, the Fund will charge a redemption fee of 1.00% of the value of shares sold (or exchanged) within 60 days of their purchase, in order to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	1.00%
Redemption fee on shares held 61 days or more	None

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	1.00%
Distribution (Rule 12b-1) Fee	None
Other Expenses	.89%

Total Annual Fund Operating Expenses (without waiver)	1.89%	(1)
Expense Waiver	.74%

Net Expenses (with waiver)	1.15%

(1)	The Advisor has entered into a contractual agreement with the Fund to cap the Fund’s operating expenses at 1.15% of average daily net assets until April 30, 2006; the Advisor may continue to waive fees thereafter. For a period of three years subsequent to the Fund’s Commencement of Operations on December 29, 2003, the Advisor is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the applicable operating expense cap.

Example:    This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$117	$522	$953	$2,151

12

WILLIAM BLAIR INTERNATIONAL GROWTH FUND	SUMMARY

The International Growth Fund is closed to new investors. Unless you fit into one of the investor categories described below, you may not invest in the Fund.

You may purchase Fund shares through your existing Fund account and reinvest dividends and capital gains in the Fund if you are:

—	A current Fund shareholder;

—	An investor who has previously entered into a letter of intent with the Fund or the Distributor;

—	A participant in a qualified defined contribution retirement plan that offers the Fund as an investment option as of June 30, 2004;

—	A wrap fee program or financial advisory firm charging asset-based fees with existing accounts as of June 30, 2004 may be allowed to purchase shares for new and existing clients; or

—	A client who maintains a brokerage or managed account with William Blair & Company, L.L.C.

These restrictions apply to investments made directly with William Blair and Company, L.L.C. and investments made through financial institutions and/or intermediaries. Once an account is closed, additional investments will not be accepted unless you are one of the investors listed above. Exchanges into the Fund from other William Blair Funds are not permitted, unless the exchange is being made into an existing Fund account. Investors may be required to demonstrate eligibility to purchase shares of the Fund before an investment is accepted. Management reserves the right to (i) make additional exceptions that in its judgement, do not adversely affect its ability to manage the Fund, (ii) reject any investment or refuse any exception, including those detailed above, that it believes will adversely affect its ability to manage the Fund, and (iii) close and re-open the Fund to new or existing shareholders at any time.

INVESTMENT OBJECTIVE:    The William Blair International Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    The Fund invests a substantial portion of its assets in a diversified portfolio of common stocks of foreign companies of all sizes. In choosing investments, the Advisor performs fundamental company analysis. The Advisor generally seeks common stocks of companies that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary the geographic diversification and types of securities in which the Fund invests based upon its ongoing evaluation of economic, market and political trends throughout the world. The Advisor normally allocates the Fund’s investments among at least six different countries. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. However, selective investments may also be made in Latin America and in other parts of the world. The Fund may invest in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Advisor intends to maintain approximately 10 to 20% of the Fund’s assets in emerging markets.

MAIN RISKS OF INVESTING:    Because the Fund invests most of its assets in common stocks of foreign companies, the primary risk is that the value of the stocks it holds might decrease in response to the activities of those companies or market and economic conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards, and less stringent regulation of securities markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees and higher brokerage commissions associated with foreign securities investments. These risks are magnified in less-established, emerging markets. In addition, the Fund may invest in the securities of small companies, which may be

13

more volatile and less liquid than securities of large companies. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns(1)

Highest Quarterly Return 42.89% (4Q99)	Lowest Quarterly Return (19.04)% (3Q02)

(1)	The Class I shares were first publicly offered in 1999. The performance shown for 2000, 2001, 2002, 2003 and 2004 is the actual performance for the Class I shares. The performance for the periods prior thereto is based upon the Fund’s Class N shares.

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2004, to a broad-based securities market benchmark. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Class I shares were first publicly offered in 1999. The most recent five years of the average annual total return figures is the actual performance for the Class I shares. The performance for the periods prior thereto is based upon the performance of the Fund’s Class N shares.

	1 Year	5 Years	10 Years
International Growth Fund
Return Before Taxes	18.79%	2.80%	12.39%
Return After Taxes on Distributions	18.69%	1.73%	10.73%
Return After Taxes on Distributions and Sale of Fund Shares	12.21%	1.84%	10.12%
MSCI AC WLDF EX U.S. (reflects no deduction for fees, expenses or taxes)*	21.36%	0.02%	6.02%

*	The Morgan Stanley Capital International All Country World (Free) except U.S. Index (MSCI AC WLDF EX U.S.) is an unmanaged index that includes developed and emerging markets.

14

FEES AND EXPENSES:    This section describes the fees and expenses that you pay if you buy and hold Class I shares of the Fund. Class I shares are no-load investments, so you will not pay any shareholder fees to buy shares, reinvest dividends in additional shares or exchange into Class I shares of another Fund. However, the Fund will charge a redemption fee of 2.00% of the value of the shares sold (or exchanged) within 60 days of their purchase, in order to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	2.00%
Redemption fee on shares held 61 days or more	None

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses	.22%

Total Annual Fund Operating Expenses	1.22%	(1)

(1)	The Advisor has entered into a contractual agreement with the Fund to cap the Fund’s operating expenses at 1.23% of average daily net assets until April 30, 2006.

Example:    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$125	$388	$671	$1,478

15

WILLIAM BLAIR INTERNATIONAL EQUITY FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair International Equity Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund primarily invests in a diversified portfolio of common stocks of large and medium-sized companies located in countries included in the Morgan Stanley Capital International All Country World Ex.-U.S. Index. As of March 31, 2005, the Morgan Stanley Capital International All Country Ex.-U.S. Index had an average market capitalization of $7.6 billion. In choosing investments, the Advisor performs fundamental company analysis. The Advisor generally seeks common stocks of companies that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary the geographic diversification and types of securities in which the Fund invests based upon its ongoing evaluation of economic, market and political trends throughout the world. The Advisor normally will allocate the Fund’s investments among at least six different countries. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. To a limited extent, the Fund may also invest in small-sized companies and Emerging Market countries.

The Fund will provide shareholders with at least 60 days’ prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING:    Because the Fund invests most of its assets in common stocks of foreign companies, the primary risk is that the value of the stocks it holds might decrease in response to the activities of those companies or market and economic conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards, and less stringent regulation of securities markets. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees and higher brokerage commissions associated with foreign securities investments. These risks are magnified in less-established emerging markets. In addition, the Fund may invest in securities of small companies, which may be more volatile and less liquid than securities of large companies. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The bar chart and table showing the Fund’s annual returns are not included because the Fund does not have annual returns for a full calendar year.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. Class I shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class I shares of another Fund. However, the Fund will charge a redemption fee of 2.00% of the value of shares sold (or exchanged) within 60 days of their purchase, in order to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	2.00%
Redemption fee on shares held 61 days or more	None

16

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	1.10%
Distribution (Rule 12b-1) Fee	None
Other Expenses	1.61%

Total Annual Fund Operating Expenses (without waiver)	2.71%	(1)
Expense Waiver	1.48%

Net Expenses (with waiver)	1.23%

(1)	The Advisor has entered into a contractual agreement with the Fund to cap the Fund’s operating expenses at 1.23% of average daily net assets until April 30, 2006; the Advisor may continue to waive fees thereafter. For a period of three years subsequent to the Fund’s Commencement of Operations on May 24, 2004, the Advisor is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap.

Example:    This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$125	$701	$1,303	$2,933

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WILLIAM BLAIR VALUE DISCOVERY FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Value Discovery Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    The Fund invests primarily in a diversified portfolio of equity securities (including common stocks and other forms of equity investments) of small companies that the Advisor believes offer a long-term investment value. From time to time, the Fund may invest in securities of micro-cap companies (i.e. those with market capitalizations of $300 million or less at the time of the Fund’s purchase). In implementing its value discipline, the Advisor evaluates the extent to which a company meets the following criteria: (a) whether the company’s current market value reflects a material discount from the Advisor’s estimate of the company’s value, (b) whether the company has a reasonable expectation of improving its level of profitability over a three-year investment horizon, (c) whether the company has a capable and skilled management team, (d) whether the company has a relatively strong capital structure, and (e) whether there is a likelihood that the company will undergo a positive corporate change within a three-year investment horizon. The weight that the Advisor gives to each of the investment criteria depends upon the circumstances, and some of the Fund’s investments will not meet all of the criteria.

MAIN RISKS OF INVESTING:    Since the Fund invests most of its assets in equity securities, the primary risk is that the value of the securities it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of smaller companies may be more volatile and more speculative than the securities of larger, more established issuers, which may cause the Fund’s share price to be more volatile. In addition, small companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. These risks are intensified for investments in micro-cap companies. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns(1)

Highest Quarterly Return 26.58% (3Q97)	Lowest Quarterly Return (21.69)% (3Q02)

(1)	The Class I shares were first publicly offered in 1999. The performance shown for 2000, 2001, 2002, 2003 and 2004 is the actual performance for the Class I shares. The performance for the periods prior thereto is based upon the Fund’s Class N shares.

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Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2004, to broad-based securities market benchmarks. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Class I shares were first publicly offered in 1999. The most recent five years of the average annual total return figures is the actual performance for the Class I shares. The performance for the periods prior thereto is based upon the performance of the Fund’s Class N shares.

	1 Year	5 Years	Life of Fund***
Value Discovery Fund
Return Before Taxes	12.18%	14.51%	13.69%
Return After Taxes on Distributions	10.39%	13.85%	13.06%
Return After Taxes on Distributions and Sale of Fund Shares	10.22%	12.58%	11.96%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)*	18.33%	6.61%	9.15%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)**	22.25%	17.23%	13.30%

*	The Russell 2000® Index is an unmanaged composite of the smallest 2000 stocks of the Russell 3000® Index, which consists of the largest 3000 stocks in the U.S. market as determined by market capitalization.
**	The Russell 2000® Value Index is an unmanaged composite of small capitalization companies with below average price-to-book ratios and forecasted growth rates.
***	The Fund’s inception was on December 23, 1996.

FEES AND EXPENSES:    This section describes the fees and expenses that you pay if you buy and hold Class I shares of the Fund. Class I shares are no-load investments, so you will not pay any shareholder fees to buy shares, reinvest dividends in additional shares or exchange into Class I shares of another Fund. However, the Fund will charge a redemption fee of 1.00% of the value of the shares sold (or exchanged) within 60 days of their purchase, in order to compensate the Fund for expenses related to the redemption of Fund shares and to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	1.00%
Redemption fee on shares held 61 days or more	None

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	1.15%
Distribution (Rule 12b-1) Fees	None
Other Expenses	.08%

Total Annual Fund Operating Expenses (without waiver)	1.23%	(1)
Advisor’s Expense Waiver	.14%

Net Expenses (with waiver)	1.09%

(1)	The Advisor has entered into a contractual agreement with the Fund to cap the Fund’s operating expenses at 1.09% of average daily net assets until April 30, 2006; the Advisor may continue to waive fees thereafter.

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Example:    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$111	$376	$662	$1,476

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WILLIAM BLAIR INCOME FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Income Fund seeks a high level of current income with relative stability of principal.

MAIN INVESTMENT STRATEGIES:    The Fund invests primarily in a diversified portfolio of intermediate-term income-producing securities, including government securities, U.S. dollar-denominated corporate bonds and notes, collateralized obligations and money market instruments that are rated in one of the top three categories. The Fund’s investments are subject to certain maturity and duration restrictions, by which the Fund seeks to approximate the total returns of the Lehman Intermediate Government/Credit Bond Index while also providing investors with the additional security of shorter-term obligations. The Advisor considers the Fund’s exposure to interest rate risk.

For further information on maturity and duration restrictions, please see “Investment Objectives and Principal Investment Strategies—William Blair Income Fund—Goal and Principal Strategies.”

MAIN RISKS OF INVESTING:    The primary risk of investing in the Fund is interest rate risk. The value of income producing securities will generally decrease when interest rates rise which means the Fund’s net asset value and total returns will likewise decrease. Investments with longer maturities, which typically provide higher yields than securities with shorter maturities, may subject the Fund to increased price changes resulting from market yield fluctuations. The Fund’s investments in collateralized mortgage obligations are subject to prepayment risk. Prepayment of high interest rate mortgage-backed securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if the prepaid securities were acquired at a premium. The Fund is also subject to credit risk. The Fund’s net asset value and total return may be adversely affected by the inability of the issuers of the Fund’s securities to make payment at maturity. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result.

FUND PERFORMANCE HISTORY

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last 10 calendar years. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns(1)

Highest Quarterly Return 4.49% (2Q95)	Lowest Quarterly Return (1.67)% (2Q04)

(1)	The Class I shares were first publicly offered in 1999. The performance shown for 2000, 2001, 2002, 2003 and 2004 is the actual performance for the Class I shares. The performance for the periods prior thereto is based upon the Fund’s Class N shares.

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2004, to a broad-based securities market index. The table also shows returns on a

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before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Class I shares were first publicly offered in 1999. The most recent five years of the average annual total return figures is the actual performance for the Class I shares. The performance for the periods prior thereto is based upon the performance of the Fund’s Class N shares.

	1 Year	5 Years	10 Years
Income Fund
Return Before Taxes	2.79%	6.40%	6.47%
Return After Taxes on Distributions	0.95%	4.14%	4.02%
Return After Taxes on Distributions and Sale of Fund Shares	1.80%	4.09%	4.00%
Lehman Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)*	3.04%	7.21%	7.15%

*	The Lehman Intermediate Government/Credit Bond Index is an unmanaged index that represents broad intermediate government/corporate bond market performance.

Yield:    You may obtain the most current yield information for the Fund by calling 1-800-742-7272.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.

Shareholder fees.    Class I shares are no-load investments, so you will not pay any shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class I shares of another Fund.

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	.49%
Distribution (Rule 12b-1) Fees	None
Other Expenses	.14%

Total Annual Fund Operating Expenses	.63%

Example:    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$64	$202	$351	$786

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WILLIAM BLAIR READY RESERVES FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Ready Reserves Fund seeks current income, a stable share price and daily liquidity.

MAIN INVESTMENT STRATEGIES:    The Fund invests primarily in short-term U.S. dollar-denominated domestic money market instruments, which include securities issued by domestic companies; the U.S. Government, its agencies and instrumentalities; and U.S. banks. The Fund invests exclusively in securities that are high quality, which means that they are rated in the top 2 categories. The Fund reserves the right to invest more than 25% of its assets in the domestic banking industry. The Fund is designed to be highly liquid and seeks to maintain a net asset value of $1.00 per share. The Fund is designed for investors who seek to obtain the maximum current income consistent with the preservation of capital.

MAIN RISKS OF INVESTING:    Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. As with any money market fund, there is a risk that the issuers or guarantors of securities will default on the payment of principal or interest or the obligation to repurchase securities from the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because the Fund may concentrate its assets in the banking industry, the Fund’s performance may depend in large part on that industry. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result.

FUND PERFORMANCE HISTORY

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last 10 calendar years. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns (Class N Shares)

Highest Quarterly Return 1.52% (3Q00)	Lowest Quarterly Return 0.21% (3Q04)

Average Annual Total Returns.    The following table compares the Fund’s Class N average annual total returns for the periods ended December 31, 2004, to a broad-based securities market index.

	1 Year	5 Years	10 Years
Ready Reserves Fund	.80%	2.44%	3.71%
AAA Rated Money Market Funds*	.65%	2.33%	3.71%

*	The AAA Rated Money Market Funds Average represents the average annual composite performance of all AAA rated First Tier Retail Money Market Funds listed by IBC Financial Data.

Yield:    You may obtain the most current yield information for the Fund by calling 1-800-742-7272.

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FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay any shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another Fund.

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	.24%
Service Fee	.35%
Other Expenses	.06%

Total Annual Fund Operating Expenses	.65%

Example:    This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

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INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

Each Fund is a series of William Blair Funds, an open-end management investment company. William Blair & Company, L.L.C. (the “Advisor”) provides management and investment advisory services to the Funds.

The following section takes a closer look at the investment objective of each Fund, its principal investment strategies, additional strategies and certain related investment risks. Each Fund’s secondary strategies or investments are described in the Investment Glossary. In addition, the Statement of Additional Information contains more detailed information about certain of these practices, the potential risks and/or the limitations adopted by each Fund to help manage such risks.

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Growth Fund, Tax-Managed Growth Fund, Large Cap Growth Fund, Small Cap Growth Fund, Small-Mid Cap Growth Fund, International Growth Fund, International Equity Fund and Value Discovery Fund are intended for long-term investors. In addition, the International Growth Fund and the International Equity Fund are intended for investors who can accept the risks entailed in investing in foreign securities. The Small Cap Growth Fund, Small-Mid Cap Growth Fund and Value Discovery Fund are intended for investors who can accept the risk entailed in investing in small cap companies. Of course, there can be no assurance that a Fund will achieve its objective.

Portfolio Holdings.    A description of the policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Statement of Additional Information and at www.williamblairfunds.com.

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WILLIAM BLAIR GROWTH FUND

Goal and Principal Strategies

The William Blair Growth Fund seeks long-term capital appreciation. The Fund invests primarily in a diversified portfolio of the common stocks of domestic growth companies with sustainable, above-average growth from one business cycle to the next. The Fund generally does not invest in mature industries, but may do so when the Advisor expects a multi-year period of sustained growth.

The Advisor seeks growth opportunities by investing in large, medium and small companies in varying proportions:

Large, high quality growth companies that have demonstrated sustained growth over a long period of time;

Medium-sized companies of recognized investment quality whose records of sales and earnings growth may not be as well established; and

Small, emerging, rapid-growth companies that have had especially vigorous growth in revenues and earnings.

Investment Process

The Advisor utilizes an investment process that relies on thorough, in-depth fundamental research of a company, its competitors, its suppliers and its customers. The Advisor will invest in companies that it believes are high quality considering some or all of the following investment criteria:

A leader in the field.    The company should be, or clearly have the expectation of becoming, a significant provider in the primary markets it serves.

Unique or specialty company.    The company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors. This may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position.

Quality products or services.    The company’s products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty.

Marketing capability.    The company should have a distinctive capability in sales, service or distribution.

Value to customer.    The prices of the company’s products or services should be based upon their value to the customer, rather than their production cost.

Return on equity.    The company should have achieved, or have the potential to achieve, an above-average return on equity through efficient use of assets and adequate margins, rather than excessive financial leverage. Such companies should be able to finance most or all of their growth internally and translate revenue and income growth into rising per share earnings and dividends.

Conservative financial policies and accounting practices.    The company should have a relatively simple, clean financial structure and adhere to conservative and straightforward accounting practices.

Additional Strategies

The Fund may invest up to 15% of its net assets in foreign securities, which may include American Depository Receipts or substantially similar investments; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgement of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, when-issued and delayed delivery

26

securities and repurchase agreements which are described in the Investment Glossary. From time to time, the Fund may invest in related equity securities such as preferred stocks, convertible securities and warrants which are described in the Statement of Additional Information. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund may invest to a limited extent in warrants, which are described in the Statement of Additional Information.

Portfolio Management

The Growth Fund is managed by John F. Jostrand.

John Jostrand, a principal of William Blair & Company, L.L.C., has managed the Fund since 2001. He joined the firm in 1993 as a portfolio manager and is now a member of the Investment Management Department’s Institutional Growth Team. Previously, he was with TRW, Inc. for ten years as Director, Investments, equity portfolio manager and venture capital funds manager. Prior to that he was with Boatmen’s National Bank for five years as Assistant Trust Officer, equity fund manager and research analyst. He is a member of the CFA Institute and past president of the Pilgrim Village Board of Trustees. Education: B.A., University of Missouri; M.B.A., University of Michigan; and CFA.

The Statement of Additional Information provides additional information about Mr. Jostrand, including his compensation, other accounts he manages, and his ownership of securities in the Fund.

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WILLIAM BLAIR TAX-MANAGED GROWTH FUND

Goal and Principal Strategies

The William Blair Tax-Managed Growth Fund seeks long-term capital appreciation. The Fund employs a number of techniques designed specifically to enhance the long-term, after-tax returns for its shareholders. The Fund invests primarily in a diversified portfolio of common stocks of domestic growth companies with sustainable, above-average growth from one business cycle to the next. The Fund generally does not invest in cyclical industries, but may do so when the Advisor expects a multi-year period of sustained growth.

The Advisor seeks growth opportunities by investing in large, medium and small companies in varying proportions:

Large, high quality growth companies that have demonstrated sustained growth over a long period of time;

Medium-sized companies of recognized investment quality whose records of sales and earnings growth may not be as well established; and

Small, emerging, rapid-growth companies that have had especially vigorous growth in revenues and earnings.

The Advisor attempts to achieve high after-tax returns by balancing investment considerations and tax considerations. The Advisor seeks to achieve returns primarily in the form of price appreciation and to minimize income distributions and distributions of realized short-term gains. Among the techniques and strategies used in the tax-efficient management of the Fund are the following:

•	investing primarily in lower-yielding stocks;

•	employing a long-term, low turnover approach to investing;

•	attempting to avoid net realized short-term gains;

•	when appropriate, selling stocks trading below cost to realize losses;

•	in selling appreciated stocks, selecting the most tax-favored share lots; and

•	selectively using tax-advantage hedging techniques, such as derivative transactions, as an alternative to taxable sales.

To protect against price declines in securities holdings with large accumulated gains, the Fund may use various hedging techniques (such as purchased put options, equity collars (combining the purchase of a put option and the sale of a call option), equity swaps, and the purchase or sale of stock index futures contracts). By using these techniques rather than selling appreciated securities, the Fund can reduce its exposure to price declines in the securities without realizing substantial capital gains under current tax law. These derivative instruments may also be used by the Fund as a substitute for the purchase or sale of securities. The use of derivatives is highly specialized. The use of derivative instruments can result in losses that substantially exceed the initial amount paid or received by the Fund. Equity swaps and over-the-counter options are private contracts in which there is a risk of loss in the event of a counterparty’s default. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying security.

The Fund can generally be expected to distribute a smaller percentage of returns each year than most other equity mutual funds. There can be no assurance, however, that taxable distributions can be avoided.

Investment Process

The Advisor utilizes an investment process that relies on thorough, in-depth fundamental research of a company, its competitors, its suppliers and its customers.

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The Advisor will invest in companies that it believes are well-managed considering some or all of the following investment criteria:

A leader in the field.    The company should be, or clearly have the expectation of becoming, a significant provider in the primary markets it serves.

Unique or specialty company.    The company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors. This may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position.

Quality products or services.    The company’s products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty.

Marketing capability.    The company should have a distinctive capability in sales, service or distribution.

Value to customer.    The prices of the company’s products or services should be based upon their value to the customer, rather than their production cost.

Return on equity.    The company should have achieved, or have the potential to achieve, an above-average return on equity through efficient use of assets and adequate margins, rather than excessive financial leverage. Such companies should be able to finance most or all of their growth internally and translate revenue and income growth into rising per share earnings and dividends.

Conservative financial policies and accounting practices.    The company should have a relatively simple, clean financial structure and adhere to conservative and straightforward accounting practices.

Additional Strategies

The Fund may invest up to 15% of its net assets in foreign securities, which may include American Depository Receipts or substantially similar investments; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgement of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may also invest in, illiquid securities, warrants, investment companies, when-issued and delayed delivery securities and repurchase agreements which are described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover.

Portfolio Management

The Tax-Managed Growth Fund is co-managed by Mark A. Fuller III and Gregory J. Pusinelli. These two individuals are responsible for investment strategy, asset allocation, portfolio construction, the majority of research of companies in the Fund’s portfolio of investments, and security selection.

All portfolio decisions regarding stock selection and portfolio construction are made jointly by the two Fund managers. Informal meetings take place daily among the two members of this management team. It is from these frequent meetings that portfolio is constructed. Each team member is responsible for sponsoring a stock for inclusion in the portfolio, and it is up to him to gather all research from the resources available. Ultimately, each manager must then convince the other co-manager to agree that the Fund should own that stock.

Mark A. Fuller, III, a principal of William Blair & Company, L.L.C., has co-managed the Fund since 2002. He has been with the firm since 1983. He began his career in Institutional Sales, delivering research and investment ideas to large investment advisors and developing long-standing relationships with the firm’s research analysts. After moving to the Investment Management Department in 1990, Mark has been portfolio manager for numerous accounts including the Small Cap Growth Team, co-manager of the William Blair Small Cap Growth Fund from its inception in 1999 through 2001, co-manager of the William Blair Growth Fund from 1994 to 2001,

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is a co-manager of the William Blair Tax-Managed Growth Fund, and is a member of the Tax-Efficient Growth Team. Prior to joining William Blair & Company, Mark was with the IBM Corporation in technology sales. Mark is a member of the Board of Trustees at the Golden Apple Foundation, a member of the Kellogg Alumni Advisory Board, President of the Castle Park Association and a former trustee of the Kenilworth Union Church. Education: B.A., Northwestern University; M.B.A., Northwestern University Kellogg Graduate School of Management.

Greg Pusinelli, a principal of William Blair & Company, L.L.C., has co-managed the Fund since its inception in 1999. He joined the firm in 1995 as a portfolio manager. In 1996, he became the leader of the Taxable Team. Previously, he was with Stein Roe & Farnham Incorporated for nine years where he was a Senior Vice President and Principal responsible for managing client portfolios and a team of portfolio managers. He also co-managed the Investment Counsel Division’s Core Portfolio. From 1983 to 1986, he was with the First National Bank of Chicago, where he became a Vice President. Prior to that he was with Harris Trust and Savings Bank from 1980 to 1982. He is a past Chairman of the Board of Trustees of Providence-St. Mel School. Education: B.S., Indiana University; M.B.A., Northwestern University Kellogg Graduate School of Management.

The Statement of Additional Information provides additional information about the portfolio managers, including their compensation, other accounts they manage, and their ownership of securities in the Fund.

30

WILLIAM BLAIR LARGE CAP GROWTH FUND

Goal and Principal Strategies

The William Blair Large Cap Growth Fund seeks long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in large cap stocks. The Fund invests in a diversified portfolio of common stocks of large domestic growth companies of high quality that have demonstrated sustained growth over a long period of time. The Advisor currently defines large cap companies as those with market capitalizations of $8 billion or more at the time of the Fund’s investment. The Fund may also invest in medium-sized growth companies of recognized investment quality whose records of sales and earnings growth may not be as well established.

The Fund invests primarily in a diversified portfolio of companies with sustainable, above-average growth from one business cycle to the next. The Fund generally does not invest in cyclical industries, but may do so when the Advisor expects a multi-year period of sustained growth.

Investment Process

The Advisor utilizes an investment process that relies on thorough, in-depth fundamental research of a company, its competitors, its suppliers and its customers. The Advisor will invest in companies that it believes are high quality considering some or all of the following investment criteria:

A leader in the field.    The company should be, or clearly have the expectation of becoming, a significant provider in the primary markets it serves.

Unique or specialty company.    The company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors. This may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position.

Quality products or services.    The company’s products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty.

Marketing capability.    The company should have a distinctive capability in sales, service or distribution.

Value to customer.    The prices of the company’s products or services should be based upon their value to the customer, rather than their production cost.

Return on equity.    The company should have achieved, or have the potential to achieve, an above-average return on equity through efficient use of assets and adequate margins, rather than excessive financial leverage. Such companies should be able to finance most or all of their growth internally and translate revenue and income growth into rising per share earnings and dividends.

Conservative financial policies and accounting practices.    The company should have a relatively simple, clean financial structure and adhere to conservative and straightforward accounting practices.

Additional Strategies

The Fund may invest up to 15% of its net assets in foreign securities, which may include American Depository Receipts or substantially similar investments; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, when-issued and delayed delivery securities and repurchase agreements which are described in the Investment Glossary. From time to time, the Fund may invest in equity related securities such as preferred stocks, convertible securities and warrants, which are

31

described in the Statement of Additional Information. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund also may use options, futures and other derivative instruments for hedging and risk management purposes, as further described in the Statement of Additional Information.

Portfolio Management

The Large Cap Growth Fund is co-managed by James W. Golan, John F. Jostrand and Norbert W. Truderung. These three individuals are responsible for investment strategy, asset allocation, portfolio construction, the majority of research of companies in the Fund’s portfolio of investments, and security selection.

All portfolio decisions regarding stock selection and portfolio construction are made jointly by the three Fund managers. Informal meetings take place daily among the three members of this management team. It is from these frequent meetings that portfolio is constructed. Each team member is responsible for sponsoring a stock for inclusion in the portfolio, and it is up to him to gather all research from the resources available. Ultimately, each manager must then convince the other co-managers to agree that the Fund should own that stock.

James W. Golan, a principal with William Blair & Company, L.L.C., has co-managed the Fund since 2005. He joined William Blair in 2000 as a research analyst. In 2005, he joined the U.S. Equities Large Cap Growth and All Cap Growth Teams as a portfolio manager. He is also a member of the financial, technology and industrial research teams. Previously, he was a research analyst with Citigroup Global Asset Management and Scudder Kemper Investments. He is a member of the CFA Institute and the Investment Analysts’ Society of Chicago. Education: B.A., DePauw University; M.B.A., Northwestern University; and CFA.

John Jostrand, a principal with William Blair & Company, L.L.C., has co-managed the Fund since its inception in 1999. He joined the firm in 1993 as a portfolio manager and now is a member of the Investment Management Department’s Institutional Growth Team. Previously, he was with TRW, Inc. for ten years as Director, Investments, equity portfolio manager and venture capital funds manager. Prior to that he was with Boatmen’s National Bank for five years as Assistant Trust Officer, equity fund manager and research analyst. He is a member of the CFA Institute and past president of the Pilgrim Village Board of Trustees. Education: B.A., University of Missouri; M.B.A., University of Michigan; and CFA.

Norbert Truderung, a principal with William Blair & Company, L.L.C., has co-managed the Fund since 2002. He joined William Blair in 1986. He is a member of the Institutional Growth Practice and since 2001, a member of the Large Cap Growth and All Cap Growth Teams. In the past, Norbert has served as assistant manager of the Investment Management Department and group manager of the institutional business. Before joining William Blair, Norbert spent eight years at The Northern Trust Company as an analyst and portfolio manager after starting his career as an investment analyst at National City Bank in Cleveland. He is a member of the Investment Analysts Society of Chicago. Education: B.A., Baldwin-Wallace College.

The Statement of Additional Information provides additional information about the portfolio managers, including their compensation, other accounts they manage, and their ownership of securities in the Fund.

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WILLIAM BLAIR SMALL CAP GROWTH FUND

Goal and Principal Strategies

The William Blair Small Cap Growth Fund seeks long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in small cap stocks. The Fund invests primarily in a diversified portfolio of common stocks of small domestic growth companies that are expected to experience solid growth in earnings. The Advisor currently defines small cap companies as those with market capitalizations of $3 billion or less at the time of the Fund’s investment. To a limited extent, the Fund may also invest in companies with business characteristics and growth prospects similar to small companies, but which may have market capitalizations above $3 billion.

Investment Process

The Advisor utilizes an investment process that relies on thorough, in-depth fundamental research of a company, its competitors, its suppliers and its customers. The Advisor will invest in companies based on some or all of the following investment criteria:

A leader in the field.    The company should be, or clearly have the expectation of becoming, a significant provider in the primary markets it serves.

Unique or specialty company.    The company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors. This may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position.

Quality products or services.    The company’s products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty.

Marketing capability.    The company should have a distinctive capability in sales, service or distribution.

Value to customer.    The prices of the company’s products or services should be based upon their value to the customer, rather than their production cost.

Industry growth.    The company participates in an industry expected to grow rapidly due to economic factors or technological change.

The Fund will invest in many new companies, both through initial public offerings (“IPOs”) and private placements. When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements enable the Fund to invest in companies during early phases of their development before their securities are publicly traded.

The Fund may trade aggressively and thus may experience high portfolio turnover and relatively high transaction costs. The Fund may realize significant short-term and long-term capital gains, which will result in taxable distributions to investors.

Additional Strategies

The Fund may invest up to 15% of its net assets in foreign securities, which may include American Depository Receipts or substantially similar investments; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, when-issued and delayed delivery securities and repurchase agreements which are described in the Investment Glossary. The Investment Glossary also

33

describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund may invest in warrants, which are described in the Statement of Additional Information. The Fund also may use options, futures and other derivative instruments for hedging and risk management purposes, as further described in the Statement of Additional Information.

Portfolio Management

The Small Cap Growth Fund is managed by Karl W. Brewer.

Karl W. Brewer, a principal of William Blair & Company, L.L.C., has managed the Fund since its inception in 1999. He has been with the firm since 1996. He is an analyst and portfolio manager, and a member of the Investment Management Department’s Small Cap Team. Previously, he spent six years at Lehman Brothers, Inc. in the Mergers & Acquisitions and Los Angeles Corporate Finance Departments. Education: B.A., Washington & Lee University; M.B.A., Northwestern University Kellogg Graduate School of Management.

The Statement of Additional Information provides additional information about Mr. Brewer, including his compensation, other accounts he manages, and his ownership of securities in the Fund.

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WILLIAM BLAIR SMALL-MID CAP GROWTH FUND

Goal and Principal Strategies

The William Blair Small-Mid Cap Growth Fund seeks long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in small and medium-sized companies. The Fund primarily invests in a diversified portfolio of common stocks of small and medium-sized domestic growth companies that are expected to experience solid growth in earnings. The Advisor currently defines small and medium-sized companies as those with market capitalizations of $12 billion or less at the time of the Fund’s investment. To a limited extent, the Fund may also invest in companies with business characteristics and growth prospects similar to small and medium-sized companies, but which may have market capitalizations above $12 billion.

Investment Process

The Advisor utilizes an investment process that relies on thorough, in-depth fundamental research of a company, its competitors, its suppliers and its customers. The Advisor will invest in companies based on some or all of the following investment criteria set forth below. The weight given to a particular investment criterion will depend upon the circumstances, and some Fund holdings may not meet all of the following criteria, which are described more fully in the Statement of Additional Information:

A leader in the field.    The company should be, or clearly have the expectation of becoming, a significant provider in the primary markets it serves.

Unique or specialty company.    The company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors. This may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position.

Quality products or services.    The company’s products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty.

Marketing capability.    The company should have a distinctive capability in sales, service or distribution.

Value to customer.    The prices of the company’s products or services should be based upon their value to the customer, rather than their production cost.

Industry growth.    The company participates in an industry expected to grow rapidly due to economic factors or technological change.

Conservative financial policies and accounting practices.    The company should have a relatively simple, clean financial structure and adhere to conservative and straightforward accounting practices.

Strong management.    The company should have management with a proven track record.

The Fund may invest in new companies through initial public offerings (“IPOs”). When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant.

Additional Strategies

The Fund may invest up to 15% of its net assets in foreign investments, which may include American Depository Receipts or substantially similar instruments that are based on foreign securities; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, when-

35

issued and delayed delivery securities and repurchase agreements, which are described in the Investment Glossary at the end of this prospectus. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund may invest in warrants, which are described in the Statement of Additional Information. The Fund also may use options, futures and other derivative instruments for hedging and risk management purposes, as further described in the Statement of Additional Information.

Portfolio Management

The Small-Mid Cap Growth Fund is co-managed by Karl W. Brewer, Harvey H. Bundy and Robert C. Lanphier. These three individuals are responsible for investment strategy, asset allocation, portfolio construction, the majority of research of companies in the Fund’s portfolio of investments, and security selection.

All portfolio decisions regarding stock selection and portfolio construction are made jointly by the three Fund managers. Informal meetings take place daily among the three members of this management team. It is from these frequent meetings that portfolio is constructed. Each team member is responsible for sponsoring a stock for inclusion in the portfolio, and it is up to him to gather all research from the resources available. Ultimately, each manager must then convince the other co-managers to agree that the Fund should own that stock.

Karl W. Brewer, a principal of William Blair & Company, L.L.C. since January 2002, has co-managed the Fund since its inception in 2003. He has been with the firm since 1996. He began as an analyst in August 1996 and subsequently became a portfolio manager in December 1999. He is a member of the Investment Management Department’s Small-Mid Cap and Small Cap Growth Teams. Previously, he spent six years at Lehman Brothers Inc. in the Mergers & Acquisitions and Los Angeles Corporate Finance Departments. Education: B.A., Washington & Lee University; M.B.A., Northwestern University Kellogg Graduate School of Management.

Harvey H. Bundy, a principal of William Blair & Company, L.L.C. since 1976, has co-managed the Fund since its inception in 2003. He has been with the firm since July 1968 when he started as an Associate in Corporate Finance. From December 1970 until March 1981 he was a research analyst and was made a principal in October 1976. He left the firm to purse other interests in March 1981 returning as a research analyst in February 1983 and principal in April 1983. He served as Director of Research and member of the firm’s Executive Committee from October 1987 until December 1997. Since January 1998 he has been a portfolio manager. He is a member of the Investment Management Department’s Small-Mid and Mid Cap Growth Teams. Education: A.B., Yale University; M.B.A., Amos Tuck School of Business Administration of Dartmouth.

Robert C. Lanphier, a principal of William Blair & Company, L.L.C. since January 1993, has co-managed the Fund since its inception in 2003. He began in December 1987 as an associate in the Institutional Sales Department and was made a principal in January 1993. In January 1996, he joined the Investment Management Department as a portfolio manager. He is a member of the Investment Management Department’s Small-Mid and Mid Cap Growth Teams. Previously, he was with Emerson Electric Corporation in a variety of corporate planning and international consulting activities from 1982 to 1987. Education: B.S., Purdue University; M.B.A., Northwestern University Kellogg Graduate School of Management.

The Statement of Additional Information provides additional information about the portfolio managers, including their compensation, other accounts they manage, and their ownership of securities in the Fund.

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WILLIAM BLAIR INTERNATIONAL GROWTH FUND

Goal and Principal Strategies

The William Blair International Growth Fund seeks long-term capital appreciation. Current income is not an investment objective, although it is anticipated that capital appreciation will normally be accompanied by modest investment income, which may vary depending on the allocation of the investments.

The Fund’s assets normally will be allocated among not fewer than six different countries and will not concentrate investments in any particular industry. However, the Fund may have more than 25% of its assets invested in any major industrial or developed country. No more than 50% of the Fund’s equity securities may be invested in securities of issuers of any one country at any given time. The Fund ordinarily will invest at least 80% of its total assets in a diversified portfolio of common stocks with above-average growth, profitability and quality characteristics, issued by companies of all sizes domiciled outside the U.S., and in securities convertible into, exchangeable for or having the right to buy such common stocks.

Investment Process

Stock Selection.    In selecting companies for investment, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

Country Allocation.    In pursuing the Fund’s investment objective, the Advisor will vary the geographic diversification and types of securities based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. The investment of the Fund’s assets in various international securities markets tends to decrease the degree to which events in any one country can affect the entire Fund. In making decisions regarding the country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors. Normally, the Fund’s investments will be spread throughout the world (excluding the United States). The Advisor intends to maintain approximately 10 to 20% of the Fund’s assets in emerging markets. Emerging market companies are (i) companies organized under the laws of an emerging market country or having securities which are traded principally on an exchange or over-the-counter in an emerging market country; or (ii) companies which, regardless of where organized or traded, have a significant amount of assets (at least 50%) located in and/or derive a significant amount of their revenues (at least 50%) from goods purchased or sold, investments made or services performed in or with emerging market countries. Currently, emerging markets include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Advisor will seek investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at an earlier stage of development.

Additional Strategies

For liquidity purposes, up to 20% of the Fund’s assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities, such as repurchase agreements, and domestic and foreign money market instruments, such as government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper

37

and short-term corporate debt securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund’s net assets in securities rated lower than investment grade. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgement of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

The Fund may enter into forward foreign currency transactions in an effort to protect against changes in foreign exchange rates. To a limited extent, the Fund may also invest in depository receipts, foreign currency futures, forward foreign currency transactions, illiquid securities, investment companies, repurchase agreements and when-issued and delayed delivery securities, which are described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification, and portfolio turnover. The Fund may invest to a very limited extent in warrants, which are described in the Statement of Additional Information.

Portfolio Management

The International Growth Fund is managed by W. George Greig.

W. George Greig, a principal of William Blair & Company, L.L.C., has managed the Fund since 1996 when he joined the Investment Management Department as an international portfolio manager. During the past five years, he has served as the head of the international equity team. He headed international equities for PNC Bank in Philadelphia from 1995 to 1996. Education: B.S., Massachusetts Institute of Technology; M.B.A., Wharton School of the University of Pennsylvania.

The Statement of Additional Information provides additional information about Mr. Greig, including his compensation, other accounts he manages, and his ownership of securities in the Fund.

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WILLIAM BLAIR INTERNATIONAL EQUITY FUND

Goal and Principal Strategies

The William Blair International Equity Fund seeks long-term capital appreciation. Current income is not an investment objective, although it is anticipated that capital appreciation will normally be accompanied by modest investment income, which may vary depending on the allocation of the investments.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund primarily invests in stocks of large and medium-sized companies located in countries included in the Morgan Stanley Capital International All Country World Ex.-U.S. Index. The Fund’s assets normally will be allocated among not fewer than six different countries and will not concentrate investments in any particular industry. However, the Fund may have more than 25% of its assets invested in any major industrial or developed country. No more than 50% of the Fund’s equity securities may be invested in securities of issuers of any one country at any given time.

Investment Process

Stock Selection.    In selecting companies for investment, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

Country Allocation.    In pursuing the Fund’s investment objective, the Advisor will vary the geographic diversification and types of securities based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. The investment of the Fund’s assets in various international securities markets tends to decrease the degree to which events in any one country can affect the entire Fund. In making decisions regarding the country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. To a limited extent, the Fund may also invest in small-sized companies and Emerging Market countries. Emerging Market countries include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

Additional Strategies

For liquidity purposes, up to 20% of the Fund’s assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities, such as repurchase agreements, and domestic and foreign money market instruments, such as government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper and short-term corporate debt securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund’s net assets in securities rated lower than investment grade. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

The Fund may enter into forward foreign currency transactions in an effort to protect against changes in foreign exchange rates. To a limited extent, the Fund may also invest in depository receipts, foreign currency futures,

39

forward foreign currency transactions, illiquid securities, investment companies, repurchase agreements and when-issued and delayed delivery securities, which are described in the Investment Glossary at the end of this prospectus. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification, and portfolio turnover. The Fund may invest to a very limited extent in warrants, which are described in the Statement of Additional Information.

Portfolio Management

The International Equity Fund is managed by W. George Greig.

W. George Greig, a principal of William Blair & Company, L.L.C., has managed the Fund since inception in 2004. Mr. Greig joined the Investment Management Department in 1996 as an international portfolio manager. During the past five years, he has served as the head of the international equity team. He headed international equities for PNC Bank in Philadelphia from 1995 to 1996. Education: B.S., Massachusetts Institute of Technology; M.B.A., Wharton School of the University of Pennsylvania.

The Statement of Additional Information provides additional information about Mr. Greig, including his compensation, other accounts he manages, and his ownership of securities in the Fund.

Related Performance of the Advisor

The historical composite performance data shown below represents the actual performance of the Advisor’s International Core Growth portfolio composite (the “Composite”), which consists of the mutual funds and separate accounts of the Advisor that are managed by the portfolio manager of the Fund and have a substantially similar investment objective and substantially similar strategies and policies as those of the Fund. The performance shown is not that of the Fund and is provided solely to illustrate the performance of the Advisor and does not indicate the future performance of the Fund. Past performance of the Composite does not guarantee future performance.

Returns include all dividends, interest, realized and unrealized gains and losses. The performance information is presented net and gross of the Advisor’s management fees. Custodial fees, if any, are not included in the calculations. If custodial fees had been included, performance of the Composite would have been lower. Fees and expenses of the Fund differ from and will be higher than those of the Composite and are discussed above in the Summary. Accordingly, use of the Fund’s estimated expense in the Composite would have lowered the Composite’s performance results. Returns of the Composite were calculated in accordance with the CFA Institute (formerly the Association for Investment Management and Research (“AIMR”)) method for calculating performance data. Monthly portfolio returns are calculated using a time-weighted monthly linked percentage return formula with adjustments for cash flows.

The Composite is not a registered investment company under the Investment Company Act of 1940 (the “1940 Act”) and, as a result, has not been subject to the restrictions and investment limitations imposed by the 1940 Act and the Internal Revenue Code of 1986 (the “Code”) (including for example, diversification and liquidity requirements and restrictions on transactions with affiliates). The performance of the Composite may have been different had it been subject to regulation as an investment company under the 1940 Act.

	Average Annual Total Returns (periods ending December 31, 2004)
	1 Year	Inception*
Composite
Net of Fees	16.14%	36.81%
Gross of Fees	17.06%	37.93%
MSCI All Country World Ex.-U.S. Index**	21.36%	42.18%

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*	The Composite’s inception was April 1, 2003.
**	The Morgan Stanley Capital International All Country World Ex.-U.S. Index is an unmanaged market capitalization weighted index, with dividends reinvested, that includes developed and emerging markets. As of March 31, 2005, the MSCI All Country World Ex.-U.S. Index had an average market capitalization of $7.6 billion. The MSCI All Country World Ex.-U.S. Index reflects no deduction for fees, expenses or taxes. The Fund intends to compare its performance to the MSCI All Country World Ex.-U.S. Index.

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WILLIAM BLAIR VALUE DISCOVERY FUND

Goal and Principal Strategies

The William Blair Value Discovery Fund seeks long-term capital appreciation. The Fund pursues its objective by investing with a value discipline primarily in a diversified portfolio of the equity securities of small companies. The Advisor currently defines small companies as those with market capitalizations of $2 billion or less at the time of the Fund’s investment.

Investment Process

In selecting companies for investment, the Advisor evaluates the extent to which a company meets the investment criteria set forth below. The weight given to a particular investment criterion will depend upon the circumstances, and some Fund holdings may not meet all of the following criteria, which are described more fully in the Statement of Additional Information:

Material Price/Value Disparity—whether the company’s current market value reflects a material discount from the Advisor’s estimate of the company’s intrinsic value.

Probable Expansion in Profitability—whether the company has a reasonable expectation of improving its level of profitability over a three-year investment horizon.

Skilled and Committed Management—whether the company has a capable and skilled management team and a clearly articulated and logical business strategy with a reasonable probability of successful execution.

Strong Capital Structure—whether the company has a relatively simple, clean financial structure without excessive use of financial leverage. In addition, the company should adhere to conservative and straightforward accounting practices.

Positive Catalyst—the likelihood that the company will undergo a positive corporate change within a three-year investment horizon.

Additional Strategies

The Fund may also hold debentures and preferred stocks if they are convertible into common stocks that meet the Fund’s investment criteria. The Fund may invest up to 15% of its net assets in foreign securities, which may include American Depository Receipts or substantially similar investments; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgement of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, real estate investment trusts, repurchase agreements and when-issued and delayed delivery securities which are described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund may invest to a limited extent in warrants and futures, which are described in the Statement of Additional Information.

Portfolio Management

The Value Discovery Fund is managed by David S. Mitchell.

David Mitchell, a principal of William Blair & Company, L.L.C., co-managed the Value Discovery Fund since its inception and since 2005 has been the sole portfolio manager. He was a Partner in the U.S. Equity Group at Brinson Partners, Inc. and a member of the Post-Venture Portfolio management team until 1996. Previously, he was co-manager of Thomas Paine Investors, LP, a private fund that invested in small cap stocks, after working as a Senior Equity Analyst on NBD’s Woodward Opportunity Fund. He was an equity analyst and portfolio

42

manager at Connecticut National Bank and, prior to graduate studies, an equity trader and money market portfolio manager. He is a director of Whirlwind, which partners with teachers to improve urban children’s language arts and learning skills through the arts. Education: B.A., Knox College; M.M., Northwestern University Kellogg Graduate School of Management and CFA.

The Statement of Additional Information provides additional information about Mr. Mitchell, including his compensation, other accounts he manages, and his ownership of securities in the Fund.

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WILLIAM BLAIR INCOME FUND

Goal and Principal Strategies

The William Blair Income Fund seeks a high level of current income relative to stability of principal. The Fund invests primarily in a diversified portfolio of high-grade intermediate-term debt securities.

As a matter of fundamental policy, under normal conditions at least 90% of the Fund’s assets will be invested in the following:

U.S. Dollar-Denominated Corporate Debt Securities (domestic or foreign) with long-term ratings of “A-” or better, or an equivalent rating, by at least one of the following three nationally recognized statistical rating organizations (“Rating Organizations”): Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s Corporation;

Obligations of or Guaranteed by the United States Government, its agencies or instrumentalities. These securities include direct obligations of the U.S. Treasury, which differ only in their interest rates, maturities and time of issuance and obligations issued or guaranteed by U.S. Government agencies or instrumentalities, which differ in the degree of support provided by the U.S. Government. Although these securities are subject to the market risks resulting from fluctuation in interest rates, they are expected to be paid in full if held to maturity;

Collateralized Obligations, which are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a portfolio or pool of assets, such as mortgages, mortgage-backed securities, debit balances on credit card accounts or U.S. Government securities. The issuer’s obligation to make interest and/or principal payments is secured by the underlying pool or portfolio of securities. The Income Fund may invest in collateralized obligations that are not guaranteed by a U.S. Government agency or instrumentality only if the collateralized obligations are rated “A-” or better, or an equivalent rating, by one of the Rating Organizations; and

Commercial Paper obligations rated within the highest grade by one of the three Rating Organizations.

The anticipated dollar-weighted average maturity of the Fund is three to seven years. The anticipated weighted average modified duration for the Fund is two to five years, with a maximum duration on any instrument of nine years. The Advisor will not continue to hold a security whose duration has moved above nine years.

The duration of an instrument is different from the maturity of an instrument in that duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under the instrument are to be paid, rather than by the instrument’s stated final maturity. For example, a portfolio duration of five years means that if interest rates increased by one percent, the value of the portfolio would decrease by approximately five percent. Modified duration adjusts duration to take into account the yield to maturity and the number of coupons received each year. For purposes of calculating duration, instruments allowing prepayment will be assigned a maturity schedule by the Advisor based upon industry experience.

Investment Process

The Advisor seeks to outperform the total return of an index of broad intermediate-term government and corporate high-grade debt through an actively managed diversified portfolio of debt securities. The Advisor’s investment philosophy emphasizes shifts in the Fund’s portfolio among various sectors of the debt market, subject to the Fund’s credit quality constraints for its portfolio. The Advisor also actively manages the Fund based upon the average duration and yield to maturity of the Fund’s portfolio and the Advisor’s perceived trends in interest rates.

Additional Strategies

Up to 10% of the Fund’s total assets may be invested in a combination of: (1) unrated debt securities, provided that the Advisor deems such securities to be of at least “A-” quality and provided that the comparable debt of

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the issuer has a rating of at least “A-” or its equivalent by one of the three Ratings Organizations; and (2) debt securities which are rated “BBB-” (or its equivalent) or better by each Rating Organization by which such securities are rated, so long as the Fund does not invest more than 3% of its total net assets in securities of any single issuer whose securities are rated “BBB-” and, in the event that a security held by the Fund is downgraded below “BBB-” (or its equivalent) by a Rating Organization, the Fund will sell the security within 90 days. Although considered to be investment grade, debt securities rated “BBB” may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade bonds.

The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgement of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, repurchase agreements and when-issued and delayed delivery securities, which are described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover. In addition, the Fund’s policy regarding lending portfolio securities is described in the Statement of Additional Information.

Portfolio Management

The Income Fund is co-managed by James S. Kaplan and Christopher T. Vincent.

James Kaplan, a principal of William Blair & Company, L.L.C., has co-managed the Fund since 1999. Mr. Kaplan is responsible for the day to day management of the structured mortgage backed and asset-backed securities portion of the Fund’s portfolio. He joined the firm’s Investment Management Department in 1994 as a fixed-income portfolio manager. Prior to that he was with First Union National Bank for twelve years. While at First Union, he traded risk positions in mortgage-backed securities and municipal bonds. In addition, he co-managed the mortgage-backed securities portion of the bank’s investment portfolio. He is a member of the Investment Analysts Society of Chicago. Education: B.A., Washington & Lee University and CFA.

Christopher Vincent, a principal of William Blair & Company, L.L.C., has co-managed the Fund since August, 2002. Mr. Vincent is responsible for the day to day management of the corporate securities portion of the Fund’s portfolio. He joined William Blair in June, 2002 as a fixed-income portfolio manager. Previously, he was a managing director/senior portfolio manager with Zurich Scudder Investments for fourteen years. Prior to that he was with Ralston Purina Company for five years in the Treasury department where he was responsible for fixed income investments for the company’s benefit plans. He has been affiliated with the Uhlich Children’s Home in Chicago since 1991 as a Trustee, Treasurer and Advisory Board member and is a member of the Investment Analysis Society of Chicago and the Association for Investment Management and Research. Education: B.S., University of Missouri, M.B.A., Saint Louis University; and CFA.

The Statement of Additional Information provides additional information about the portfolio managers, including their compensation, other accounts they manage, and their ownership of securities in the Fund.

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WILLIAM BLAIR READY RESERVES FUND

Goal and Principal Strategies

The William Blair Ready Reserves Fund seeks current income, a stable share price and daily liquidity. The Fund will invest exclusively in high-quality U.S. dollar-denominated money market instruments, including, but not limited to, those issued by companies, the U.S. Government and its agencies and instrumentalities, U.S. banks and municipalities. These instruments are considered to be among the safest investments available because of their short maturities, liquidity and high-quality ratings. The Fund reserves the right to invest more than 25% of its assets in the domestic banking industry. The Fund seeks to maintain a net asset value of $1.00 per share. Nevertheless, there is no guarantee that the objective of the Fund will be achieved or that the net asset value of $1.00 per share of the Fund will be maintained.

Additional Strategies and Risks

The Fund may also invest in U.S. dollar-denominated money market instruments issued by foreign banks, foreign governments and multinational organizations, such as the World Bank.

To the extent the Fund invests in short-term U.S. dollar-denominated foreign money market instruments, investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of, but not limited to, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions, war and expropriation.

The Fund may invest in asset-backed securities, repurchase agreements, Section 4(2) commercial paper, when-issued and delayed delivery securities and variable rate securities, which are more fully described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration and diversification.

Portfolio Management

The Ready Reserves Fund is co-managed by James S. Kaplan and Christopher T. Vincent.

James Kaplan, a principal of William Blair & Company, L.L.C., has co-managed the Fund since 1999. Mr. Kaplan is responsible for the day to day management of the structured mortgage backed and asset-backed securities portion of the Fund’s portfolio. He joined the firm’s Investment Management Department in 1994 as a fixed-income portfolio manager. Prior to that he was with First Union National Bank for twelve years. While at First Union, he traded risk positions in mortgage-backed securities and municipal bonds. In addition, he co-managed the mortgage-backed securities portion of the bank’s investment portfolio. He is a member of the Investment Analysts Society of Chicago. Education: B.A., Washington & Lee University and CFA.

Christopher Vincent, a principal of William Blair & Company, LLC., has co-managed the Fund since February, 2003. Mr. Vincent is responsible for the day to day management of the corporate securities portion of the Fund’s portfolio. He joined William Blair in June, 2002 as a fixed-income portfolio manager. Previously, he was a managing director/senior portfolio manager with Zurich Scudder Investments for fourteen years. Prior to that he was with Ralston Purina Company for five years in the Treasury department where he was responsible for fixed income investments for the company’s benefit plans. He has been affiliated with the Uhlich Children’s Home in Chicago since 1991 as a Trustee, Treasurer and Advisory Board member and is a member of the Investment Analysis Society of Chicago and the Association for Investment Management and Research. Education: B.S., University of Missouri, M.B.A., Saint Louis University; and CFA.

The Statement of Additional Information provides additional information about the portfolio managers, including their compensation, other accounts they manage, and their ownership of securities in the Fund.

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INVESTMENT RISKS

The following table summarizes the types of principal risks described below that each Fund may experience.

	Smaller Stocks	New Companies	Liquidity	Foreign Investments	Emerging Markets	Operating Expenses	Turnover	Temporary Defense Position	Interest Rate	Credit	Income
Growth Fund	✓			✓				✓
Tax Managed Growth Fund	✓			✓				✓
Large Cap Growth Fund				✓				✓
Small Cap Growth Fund	✓	✓	✓	✓			✓	✓
Small-Mid Cap Growth Fund	✓	✓	✓	✓				✓
International Growth Fund	✓			✓	✓	✓		✓
International Equity Fund	✓			✓	✓	✓	✓	✓
Value Discovery Fund	✓			✓				✓
Income Fund			✓					✓	✓	✓	✓
Ready Reserves Fund										✓	✓

Equity Funds

General.    Because each equity Fund invests substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds may decrease in response to the activities of an individual company or in response to general market, business and economic conditions. If this occurs, the Fund’s share price may also decrease.

Smaller Stocks.    Stocks of smaller companies involve greater risk than those of larger, more established companies. This is because smaller companies may be in earlier stages of development, may be dependent on a small number of products or services, may lack substantial capital reserves and/or do not have proven track records. Smaller companies may be more adversely affected by poor economic or market conditions, and may be traded in low volumes, which may increase volatility and liquidity risks. From time to time, the Growth Fund the Tax-Managed Growth Fund, the Small Cap Growth Fund, the Small-Mid Cap Growth Fund, the International Growth Fund, the International Equity Fund, and the Value Discovery Fund may invest in the equity securities of very small companies, often referred to as “micro-cap” companies. The Advisor currently defines “micro-cap” companies as those with market capitalizations of $300 million or less at the time of a Fund’s investment. The considerations noted above are generally intensified for these investments. Any convertible debentures issued by small companies are likely to be lower-rated or non-rated securities, which generally involve more credit risk than debentures in the higher rating categories and generally include some speculative characteristics, including uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

New Companies.    The Small Cap Growth Fund and the Small-Mid Cap Growth Fund will invest in new companies, many of which will be small companies. New companies may have inexperienced management, limited access to capital, and higher operating costs than established companies. New companies may be less able to deal successfully with or survive adverse circumstances such as economic downturns, shifts in investor sentiment, or fierce competition. Each Fund may buy securities of new companies through initial public offerings (“IPOs”) or private placements. The IPOs are subject to high volatility and are of limited availability; a Fund’s ability to obtain allocations of IPOs is subject to allocation by members of the underwriting syndicate to various

47

clients and allocation by the Advisor among its clients. Investments in private placements may be difficult to sell at the time and at the price desired by the Fund; companies making private placements may make less information available than publicly offered companies; and privately placed securities are more difficult to value than publicly traded securities. These factors may have a negative effect on the performance of the Fund.

Liquidity.    The Small Cap Growth Fund and the Small-Mid Cap Growth Fund invests in private placements. These securities are not registered for resale in the general securities market and may be classified as illiquid. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by a Fund.

Foreign Investments.    The International Growth Fund and the International Equity Fund seek to invest in companies and governments of countries having stable or improving political environments; however, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions and other adverse political, social or diplomatic developments that could affect investments in these nations. In addition, the Growth Fund, Tax-Managed Growth Fund, Large Cap Growth Fund, Small Cap Growth Fund, Small-Mid Cap Growth Fund and Value Discovery Fund may invest to a limited extent in foreign investments.

The risks of investing in securities of foreign issuers may include less publicly available information, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, nationalization, confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital and difficulty in obtaining and enforcing judgments against foreign entities. Securities of some foreign issuers are less liquid and their prices more volatile than the securities of U.S. companies. In addition, the time period for settlement of transactions in foreign securities generally is longer than for domestic securities.

The foreign securities held by the Funds usually will be denominated in currencies other than the U.S. dollar. Therefore, changes in foreign exchange rates will affect the value of the securities held in the Funds either beneficially or adversely. Fluctuations in foreign currency exchange rates will also affect the dollar value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, available for distribution to shareholders.

Emerging Markets.    Country allocation risks are typically intensified in emerging markets, which are the less developed and developing nations. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Investments in emerging markets companies are speculative and subject to special risks. Political and economic structures in many of these countries may be in their infancy and developing rapidly. Such countries may also lack the social, political and economic characteristics of more developed countries. The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a fund’s assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the values of the International Growth Fund or International Equity Fund’s investments in emerging market countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make a Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and a Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

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In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. There is an increased risk, therefore, of uninsured loss due to lost, stolen, or counterfeit stock certificates. Prior governmental approval of non-domestic investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

Further, the economies of certain developing countries may be dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Operating Expenses.    The International Growth Fund and the International Equity Fund are expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities, since expenses such as custodial fees related to foreign investments are usually higher than those associated with investments in U.S. securities. Similarly, brokerage commissions on purchases and sales of foreign securities are generally higher than on domestic securities. In addition, dividends and interest from foreign securities may be subject to foreign withholding taxes. (For more information, see “Your Account—Taxes.”)

Turnover.    The Small Cap Growth Fund and International Equity Fund may trade aggressively and thus experience high portfolio turnover and relatively high brokerage and other transaction costs. The Fund may realize significant short-term and long-term capital gains, which will result in taxable distributions to investors which may be greater than those made by other funds. Tax and transaction costs may lower the Fund’s effective return for investors.

Temporary Defensive Position.    Each Fund may significantly alter its make-up as a temporary defensive strategy. A defensive strategy will be employed only if, in the judgment of the Advisor, investments in a Fund’s usual markets or types of securities become decidedly unattractive because of current or anticipated adverse economic, financial, political and social factors. Generally, the Growth Fund, Tax-Managed Growth Fund, Large Cap Growth Fund, Small Cap Growth Fund, Small-Mid Cap Growth Fund, International Growth Fund, International Equity Fund and Value Discovery Fund will remain fully invested, and the Advisor will not attempt to time the market. However, if a significant adverse market action is anticipated, investment-grade debt securities may be held without limit as a temporary defensive measure. Normally, the Funds do not purchase any stocks with a view to quick turnover for capital gains. For the International Growth Fund and International Equity Fund, the types of securities that might be acquired and held for defensive purposes could include fixed-income securities and securities issued by the U.S. or foreign governments as well as domestic or foreign money market instruments and non-convertible preferred stock, each of which would be of investment-grade. At such time as the Advisor determines that the Fund’s defensive strategy is no longer warranted, the Advisor will adjust the Fund back to its normal complement of securities as soon as practicable. When a Fund is invested defensively, it may not meet its investment objective.

Income Fund and Ready Reserves Fund

Liquidity.    The Income Fund invests in Rule 144A securities. These securities are not registered for resale in the general securities market and may be classified as illiquid. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund.

Interest Rate Risk.    The Income Fund’s investments are subject to price fluctuations resulting from various factors, including rising or declining interest rates (interest rate risk). The value of the portfolio’s investments

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(other than an interest-only class of a collateralized obligation) tends to decrease when interest rates rise and tends to increase when interest rates fall. In addition, investments with longer maturities, which typically provide better yields, may subject the Fund to increased price changes resulting from market yield fluctuations.

Credit Risk.    The value of each Fund’s securities is subject to the ability of the issuers of such securities to make payment at maturity (credit risk). However, in the opinion of the Advisor, the risk of loss of principal should be reduced due to the relatively high quality of the investments in which the Fund primarily will invest. Obligations that are unrated are not necessarily of lower quality than those that are rated, but may be less marketable and, consequently, provide higher yields. Not all securities issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Such securities involve different degrees of government backing. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities in which the Fund may invest are backed by the full faith and credit of the United States, such as modified pass-through certificates issued by the Government National Mortgage Association, while others are backed exclusively by the agency or instrumentality with limited rights of the issuer to borrow from the U.S. Treasury (such as obligations of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation). Others are backed only by the credit of the issuer itself (such as obligations of the Student Loan Marketing Association). For a description of ratings, see Appendix B in the Statement of Additional Information.

Income Risk.     Each Fund is subject to income risk, which is the risk that the income received by the Fund may decrease as a result of a decline in interest rates. The Fund’s income is based on short-term interest rates, which may fluctuate over short periods of time.

Temporary Defensive Position.    The Income Fund may alter its make-up as a temporary defensive strategy. A defensive strategy will be employed only if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities becomes decidedly unattractive because of current anticipated adverse economic, financial, political and social factors. Generally the Fund will remain fully invested. However, for temporary defensive purposes, the Fund may invest up to 100% of its assets in other types of securities, including high-quality commercial paper, obligations of banks and savings institutions, U.S. Government securities, government agency securities and repurchase agreements, or it may retain funds in cash. The Fund does not invest in equity securities. When the Fund is invested defensively, it may not meet its investment objective.

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MANAGEMENT OF THE FUNDS

Trustees, Officers and Advisor.    The Board of Trustees of the William Blair Funds (the “Trust”) has overall management responsibility. The duties of the trustees and officers of the Trust include supervising the business affairs of the Trust, monitoring investment activities and practices and considering and acting upon future plans for the Trust. The Statement of Additional Information has the names of and additional information about the trustees and officers of the Trust. Subject to the direction of the Board of Trustees, the Advisor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, is responsible for providing investment advisory and management services to the Funds, including making decisions regarding Fund portfolio transactions. The Statement of Additional Information includes information on brokerage commissions paid by the Funds in 2004, including amounts directed to third parties to pay for third party research. The Advisor is also the principal underwriter and distributor of the Trust and acts as agent of the Trust in the sale of its shares (the “Distributor”). William Blair & Company, L.L.C. was founded 70 years ago by William McCormick Blair. Today, the firm has over 800 employees including 170 principals. The main office in Chicago houses all research and investment management services.

The Investment Management Department oversees the assets of the William Blair Funds, along with corporate pension plans, endowments and foundations and individual accounts. The department currently manages over $26.2 billion in equities, fixed-income securities and cash equivalents.

The Advisor firmly believes that clients are best served when portfolio managers are encouraged to draw on their experience and develop new ideas. This philosophy has helped build a hard-working, results-oriented team of over 30 portfolio managers, supported by over 37 analysts, with an exceptionally low turnover rate. William Blair portfolio managers generally average ten years with William Blair and two decades of experience in the investment industry. The Advisor is registered as an investment adviser under the Investment Advisers Act of 1940.

For the fiscal year ended December 31, 2004, each Fund was contractually obligated to pay the Advisor a monthly investment management fee based upon the percentage of the Fund’s average net assets as shown below:

Fund	Fee as a % of Average Net Assets
Growth Fund	.75%
Tax-Managed Growth Fund	.80%
Large Cap Growth Fund	.80%
Small Cap Growth Fund	1.10%
Small-Mid Cap Growth Fund	1.00%
International Growth Fund	1.00%
International Equity Fund	1.10%
Value Discovery Fund	1.15%
Income Fund	.49%
Ready Reserves Fund	.24%

As described in the Summary, the Advisor has entered into agreements with the Tax-Managed Growth Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the Small-Mid Cap Growth Fund, International Growth Fund, the International Equity Fund and the Value Discovery Fund to waive a portion of its management fee and to absorb operating expenses to the extent necessary to cap each Fund’s expense ratio at certain rates. Because of these expense limitation agreements, the Funds may pay the Advisor less than the contractual management fee.

Custodian.    The Custodian is Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. The Custodian is responsible for custody of portfolio securities, fund accounting and the calculation of the Fund’s net asset value. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, may serve as the Custodian for Individual Retirement Accounts (“IRAs”).

Transfer Agent and Dividend Paying Agent.    The Transfer Agent and Dividend Paying Agent is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

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YOUR ACCOUNT

CLASS I SHARES

Class I shares are available for purchase exclusively by the following categories of investors:

•	institutional investors (such as qualified retirement plans, wrap fee plans and other programs charging asset-based fees) with $500,000 or more invested in the William Blair Funds. Purchases may be aggregated;

•	advisory clients of William Blair & Company, L.L.C. with a fee-based asset management account with William Blair & Company, L.L.C.; and

•	clients of William Blair & Company, L.L.C. whose Fund was converted to Class I shares on September 30, 1999 may continue to purchase Class I shares of the same Fund owned at the time of conversion.

The Funds may pay service fees to third party intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, or other group accounts or 401(k) plans. These fees may be platform access fees, fees based on the number of subaccounts serviced or fees based on average net assets held in the Funds.

The Distributor, out of its own resources and without additional cost to the Funds or their shareholders, provides additional cash payments to certain intermediaries (“revenue sharing”). Such revenue sharing payments are in addition to distribution or service fees paid by the Funds and any recordkeeping/sub-transfer agency fees payable by the Funds for such services. The Distributor may pay firms for administrative, sub-accounting, or shareholder processing services and/or for providing the Funds with “shelf space” or access to a third party platform, inclusion of the Funds on preferred or recommended sales lists, mutual fund “supermarket” platforms and other sales programs, allowing the Distributor access to an intermediary’s conferences and meetings and other forms of marketing support. The level of revenue sharing payments made may be a fixed fee or based on one or more of the following factors: current assets and/or number of accounts attributable to the intermediary or fund type or other measure agreed to by the Distributor and the intermediary. The amount of revenue sharing payments is different for different intermediaries.

The Distributor currently makes revenue sharing payments in amounts that range from 0.10% to 0.25% of the Funds serviced and maintained by the intermediary. These amounts are subject to change. Receipt of, or the prospect of receiving this compensation may influence the intermediary’s recommendation of the Funds or availability of the Funds through the intermediary. Further information on payments to third parties is included in the Statement of Additional Information.

CLASS N SHARES OF READY RESERVES FUND

Class N shares of the Ready Reserves Fund are available only to investors who acquire the shares directly through the Trust’s distributor or through a select number of financial intermediaries with whom the distributor has entered into selling agreements specifically authorizing them to sell Class N shares.

To open an account, the minimum initial investment for regular accounts is $5,000, and the minimum initial investment for Individual Retirement Accounts (“IRAs”) is $3,000. To add to an account, the subsequent minimum investment is $1.00. The Fund may accept smaller amounts under a group payroll deduction or similar plan. These minimum amounts may be changed at any time and may be waived for trustees, principals, officers or employees of the Trust or the Advisor.

The Ready Reserves Fund has entered into a Service Agreement with the Advisor under which the Advisor agrees to provide certain support services to Class N shareholders, including shareholder services and automatic sweep services, for a fee of 0.35% of the Fund’s average net assets. The Board of Trustees has determined that the

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amount payable for “service fees” (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Class N shares of the Ready Reserves Fund. Because service fees are paid out of Fund assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than other types of sales charges. Long-term shareholders may pay more than the economic equivalent of the maximum initial sales charge permitted by the NASD.

HOW TO BUY SHARES (By Mail, By Wire or by Telephone)

Purchase Price.    All Funds are sold at their public offering price, which is the net asset value per share that is next computed after receipt of your order in proper form by the Distributor, the Transfer Agent or a designated agent thereof. The net asset value per share of the Ready Reserves Fund normally will be $1.00. (For more information, see “Determination of Net Asset Value.”) If you fail to pay for your order, you will be liable for any loss to the Funds and, if you are a current shareholder, the Funds may redeem some or all of your shares to cover such loss.

Note:    All purchases made by check should be in U.S. dollars and made payable to William Blair Funds, or in the case of a retirement account, the custodian or trustee of such account. Third party checks generally will not be accepted. When purchases are made by check or periodic account investment, the Funds may delay sending redemption proceeds until they determine that collected funds have been received for the purchase of such shares, which may be up to 15 calendar days.

Purchase in Kind.    You may, subject to the approval of the Funds, purchase shares of the Funds with securities that are eligible for purchase by the Funds (consistent with the Funds’ investment process, goal and philosophy) and that have values that are readily ascertainable in accordance with the Funds’ valuation policies. Call the Funds at 1-800-742-7272 if you would like to purchase shares of the Funds with other securities.

Right to Reject Your Purchase Order.    The Trust is required to obtain, verify and record certain information regarding the identity of shareholders. When opening a new account, the Trust will ask for your name, address, taxpayer identification number, date of birth and other information that identifies you. You may also be asked to show identifying documents. Applications without this information may not be accepted and orders may not be processed. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; to refuse an investment in the Fund or involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

The Trust is required to comply with various federal anti-money laundering laws and regulations. As a result, the Trust may be required to “freeze” a shareholder account if the shareholder appears to be involved in suspicious activity or if account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or account proceeds to a government agency. The Trust may also be required to reject a purchase payment, block an investor’s account and consequently refuse to implement requests for transfers, withdrawals, surrenders or death benefits.

Short-Term and Excessive Trading.    The Trust and its Funds are designed for long-term investors. All Funds, except the Ready Reserves Fund, discourage and do not accommodate short-term or excessive trading. Such trading may present risks to other shareholders in the Funds, including disruption of portfolio investment strategies, with potential resulting harm to performance, and increased trading costs or Fund expenses. Thus, such trading may negatively impact the Funds’ net asset value and result in dilution to long-term shareholders. Short-term and excessive trading in Fund shares can also negatively impact the Funds’ long-term performance by requiring the Funds to maintain more assets in cash or to liquidate holdings at a disadvantageous time. The risks may be more pronounced for the Funds investing in securities that are susceptible to pricing arbitrage (e.g., small securities).

In an effort to protect long-term shareholders, the Board of Trustees has adopted policies and procedures which seek to deter short-term and excessive trading and to detect such trading activity at levels that may be detrimental to the Funds. These policies and procedures include the following:

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—	The Funds reserve the right to reject or restrict any purchase order (including exchanges) from any investor for any reason, including excessive, short-term or other abusive trading practices which may disrupt portfolio management strategies and harm Fund performance. The Funds also reserve the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash.

—	To deter short-term and excessive trading, the William Blair equity funds impose a 1.00% redemption fee on shares redeemed (or exchanged) within 60 days of purchase. The William Blair international funds impose a 2.00% redemption fee on shares redeemed (or exchanged) within 60 days of purchase.

In making the determination to exercise these rights, the Funds may consider an investor’s trading history in the Funds and accounts under common ownership or control. The Funds seek to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Funds. Accordingly, the Advisor uses certain materiality and volume thresholds to detect short-term or excessive trading, but otherwise seeks to apply the policies uniformly to all shareholders other than those who hold shares though omnibus accounts. Although the Funds notify intermediaries of and request that they enforce the Funds’ policy, the Funds cannot directly control activity through all channels and are dependent on intermediaries to enforce the Funds’ policy. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement them in the same manner as the Funds due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Funds to direct shareholders. The Funds reserve the right to limit an intermediary’s future access to the Funds, up to and including termination of the Selling Agreement held with an intermediary. There is no assurance that the Funds’ policies will be effective in limiting and deterring short-term and excessive trading in all circumstances.

Ready Reserves Fund.     The Fund is designed for liquidity needs and is not actively monitored for market-timing. As a result, the Board of Trustees has determined that it would not be appropriate for the Fund to adopt policies and procedures with respect to frequent trading. Nevertheless, the Fund reserves the right to decline your purchase order upon receipt for any reason, including excessive, short-term or other abusive trading practices which may disrupt portfolio management strategies and harm Fund performance. The Fund reserves the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash.

By Mail

Opening an Account.    To open a new account for Class I shares of the Funds by mail, make out a check for the amount of your investment, payable to “William Blair Funds.” Complete the account application included with this Prospectus and mail the completed application and the check to the Transfer Agent, State Street Bank and Trust Company (“State Street”), P.O. Box 8506, Boston, Massachusetts 02266-8506.

For Class N shares of the Ready Reserves Fund, send your check and completed application to the Distributor, William Blair Funds, 222 West Adams Street, Chicago, Illinois 60606.

Adding to an Account.    To purchase additional Class I shares, make out a check for the amount of your investment, payable to “William Blair Funds.” Except for the Ready Reserves Fund, mail the check, together with a letter that specifies the portfolio name, the account number and the name(s) in which the account is registered, to State Street Bank and Trust Company, P.O. Box 8506, Boston, Massachusetts 02266-8506.

For Class N shares of the Ready Reserves Fund, send your check and letter to the Distributor, William Blair Funds, 222 West Adams Street, Chicago, Illinois 60606.

By Wire

Opening an Account.    First, call State Street at 1-800-635-2886 (in Massachusetts, 1-800-635-2840) for an account number. Then instruct your bank to wire federal funds to:

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State Street Bank and Trust Co.

ABA # 011000028

DDA # 99029340

Attn: Custody & Shareholder Services

225 Franklin Street

Boston, Massachusetts 02110

Include the name of the portfolio in which you are investing, your assigned account number and the name(s) in which the account is registered. Finally, complete the account application, indicate the account number assigned to you by State Street and mail it to William Blair Funds, 222 West Adams Street, Chicago, Illinois 60606.

Note:    Telephone redemption requests should NOT be directed to the Trust or to the Distributor (except in the case of Class N shares of the Ready Reserves Fund).

Signature Guarantees.    Signature guarantees must be obtained from a bank that is a member of the FDIC, from a brokerage firm that is a member of the NASD or an exchange, or from an eligible guarantor who is a member of, or a participant in, a signature guarantee program. Your redemption request must include a signature guarantee if any of the following situations apply:

—	You wish to redeem shares having a value of $5,000 or more in a single transaction;

—	Your account registration has changed; or

Adding to an Account.    To add to your account by wire, instruct your bank to wire federal funds to:

State Street Bank and Trust Co.

ABA # 011000028

DDA # 99029340

Attn: Custody & Shareholder Services

225 Franklin Street

Boston, Massachusetts 02110

In your request, specify the portfolio name in which you are investing, your account number, and the name(s) in which the account is registered. To add to an existing account by wire transfer of funds, you must have selected this option on your account application.

By Telephone

Opening an Account.     See “By Wire.”

Adding to an Account.    For Class I shares, call State Street at 1-800-635-2886 (in Massachusetts, 1-800-635-2840). For Class N shares of the Ready Reserves Fund only, call your William Blair account executive. You may then pay for your new shares by mail or by wire. To add to an existing account by telephone, you must have selected this option on your account application.

HOW TO SELL SHARES (By Mail, by Wire or by Telephone)

You can arrange to take money out of your account by selling (“redeeming”) some or all of your shares. You may give instructions to redeem your shares by mail, by wire or by telephone, as described below.

By Mail

To redeem Class I shares by mail, send a written redemption request signed by all account owners to State Street Bank and Trust Company, P.O. Box 8506, Boston, Massachusetts 02266-8506.

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For Class N shares of the Ready Reserves Fund, send your redemption request signed by all account owners to the Distributor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, to the attention of your account executive. Amounts redeemed will be placed in your William Blair brokerage account.

For All Funds, Written Redemption Requests Must Include:

—	a letter that contains your name, the Fund’s name and the dollar amount or number of shares to be redeemed; and

—	any other necessary documents, such as an inheritance tax consent or evidence of authority (for example, letters testamentary), dated not more than 60 days prior to receipt thereof by State Street or the Distributor.

By Wire

To redeem some or all of your shares by wire, you may contact the Transfer Agent, or the Distributor in the case of Class N shares of the Ready Reserves Fund, by mail or telephone, as explained herein. To redeem by wire, you must have elected this option on your account application and attached to the application a voided, unsigned check or deposit slip for your bank account.

By Telephone

To redeem shares by telephone, you must have elected this option on your account application.     For Class I shares, contact the Transfer Agent at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

For Class N shares of the Ready Reserves Fund, you may redeem some or all of your shares by telephone by calling your William Blair account executive. Amounts redeemed can be placed in your brokerage account.

Note:    Telephone redemption requests should NOT be directed to the Trust or to the Distributor (except in the case of Class N shares of the Ready Reserves Fund).

Signature Guarantees.    Signature guarantees must be obtained from a bank that is a member of the FDIC, from a brokerage firm that is a member of the NASD or an exchange, or from an eligible guarantor who is a member of, or a participant in, a signature guarantee program. Your redemption request must include a signature guarantee if any of the following situations apply:

—	You wish to redeem shares having a value of $5,000 or more in a single transaction;

—	Your account registration has changed; or

—	You want a check in the amount of your redemption to be mailed to a different address from the one on your account application (address of record).

Signature guarantees, if required, must appear on the written redemption request and on any endorsed stock certificate or stock power.

Redemption Price.    The redemption price that you receive for your shares may be more or less than the amount that you originally paid for them, depending upon their net asset value next calculated after receipt of your redemption request in proper order by the Distributor, the Transfer Agent or a designated agent thereof. For the Ready Reserves Fund, the net asset value normally will be $1.00.

Payment for Redeemed Shares.    Payment normally will be mailed to you at the address of record for your account by the third business day after receipt by State Street (or, in the case of the Ready Reserves Fund, the Distributor) of a redemption request and any other required documentation and after any checks in payment for your shares have cleared.

Delayed Proceeds.    The Trust reserves the right to delay delivery of your redemption proceeds—up to seven days—or to honor certain redemptions with securities, rather than cash, as described in the next section.

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Redemptions In Kind.    If the Advisor determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for each of the Fund’s shares. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. Notwithstanding the above, each of the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of such Fund during any 90-day period for any one shareholder of record.

Redemption Fees.    The Funds can experience substantial price fluctuations and are intended for long-term investors. Short-term or excessive traders who engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create significant additional transaction costs that are borne by all shareholders. For these reasons, the William Blair international and equity funds assess a fee on redemptions (including exchanges) of Fund shares sold or exchanged within 60 days of purchase. The William Blair equity funds assess a 1.00% redemption fee on shares exchanged within 60 days of purchase, and the Fund and the other William Blair international funds assess a 2.00% redemption fee on shares exchanged within 60 days of purchase.

Redemption fees are charged to deter frequent trading and are paid to the Fund to help offset transaction costs and to protect the Fund’s long-term shareholders. The Fund will use the “first-in, first-out” (FIFO) method to determine the holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than the required holding period, the fee will be charged.

Due to limitations with system capabilities, certain broker-dealers, banks, plan administrators and other intermediaries may not be able to track and collect redemption fees at this time or their method for tracking and calculating redemption fees may differ from those of the Funds. There is no assurance that the Funds’ redemption fee policies will be effective in limiting and deterring short-term and excessive trading in all circumstances.

Redemption fees may not be assessed in certain circumstances, including the following: shares purchased through reinvested distributions; certain distributions required by law or due to shareholder hardship; redemptions through a Systematic Withdrawal Plan, certain types of accounts held through intermediaries; accounts held through intermediaries that are unable or unwilling to assess redemption fees and do not report sufficient information to the Funds to allow the Funds to impose a redemption fee; and circumstances where the Advisor believes it to be in the best interest of the Funds and in accordance with the Funds’ policies and procedures to waive the redemption fee on behalf of the Funds.

The redemption fee is applicable to shares held directly with the Fund and shares held through intermediaries, such as broker-dealers or plan administrators. Due to limitations with system capabilities, certain broker-dealers, banks, plan administrators and other intermediaries may not be able to track and collect redemption fees at this time or their method for tracking and calculating redemption fees may differ from those of the Funds.

Automatic Redemption of Small Accounts.    Because of the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem your shares in any account that, following a redemption, is below a specified amount. Currently, the minimum is $5,000 per account. Before the redemption is processed, you will be notified that the value of your account has fallen below the minimum and allowed to make an additional investment.

Special Redemption Methods for the Ready Reserves Fund.    In addition to the above methods, shares of the Ready Reserves Fund can be redeemed by two other methods unique to this Fund. Redemption requests will be processed after the next daily dividend declaration at the net asset value next determined upon receipt by the Distributor of a proper redemption request. In this way, you will receive the net asset value of your shares and all declared but unpaid dividends on your shares through the date of redemption.

1. Redemption by Check.    To redeem shares by check, you must have a brokerage account at the Distributor. If your application for the check-writing privilege is approved, you will be provided with checks that may be made payable to any person in an amount not less than $500 nor more than $9 million.

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There currently is no charge for this service and no limit on the number of checks that you may write; however, these provisions are subject to change.

The payee of the check may cash or deposit it like any other check drawn on a bank. When the check is presented for payment, a sufficient number of full and fractional shares from your account will be redeemed at their next-determined net asset value per share, usually $1.00, to cover the amount of the check. This enables you to continue earning daily dividends until the check clears. Canceled checks will be returned to you by State Street. For joint accounts, unless a single signer has been authorized on your account application, checks must be signed by all joint account owners.

The Trust may refuse to honor checks whenever the right of redemption has been suspended or postponed or whenever your account is otherwise impaired. For instance, your account would be considered to be impaired when (1) there are insufficient assets to cover the check, (2) a “stop order” has been placed on the check, and (3) in other situations, such as where there is a dispute over ownership of your account. A $25 service fee may be charged when a check is presented to redeem shares in excess of the value of your account or for an amount less than $500.

2. Automatic Redemption.    The Distributor has instituted an automatic redemption procedure available to Ready Reserve Fund shareholders who maintain certain brokerage accounts with it. The Distributor may use this procedure to satisfy amounts due it by you as a result of purchases of securities or other transactions in your brokerage account. Under this procedure, if you so elect, your brokerage account will be scanned at the opening of business each day and, after application of any cash balances in the brokerage account, a sufficient number of shares will be redeemed, effective that day at the next-determined net asset value, to satisfy any amounts which you are obligated to pay to the Distributor. You will receive all dividends declared but unpaid through the date of redemption.

HOW TO EXCHANGE SHARES (By Mail or by Telephone)

Subject to the following limitations, you may exchange Class I shares into Class I shares of another Fund at their relative net asset values so long as the shares to be acquired are available for sale in your state of residence. Class N shares of the Ready Reserves Fund may be exchanged for Class N shares of each Fund which are offered in a separate prospectus at their relative net asset value so long as the shares to be acquired are available for sale in your state of residence. Exchanges into a closed Fund are precluded unless the shareholder already has an open account in that Fund. Exchanges will be effected by redeeming your shares and purchasing shares of the other Fund or Funds requested. Shares of a William Blair Fund with a value in excess of $1 million acquired by exchange from another William Blair Fund may not be exchanged thereafter until they have been owned for 15 days (the “15 Day Hold Policy”). Exchanges within 60 days of purchase from a William Blair Fund will be subject to the applicable redemption fee (see “How to Sell Shares—Redemption Fees” above). The Fund reserves the right to reject any exchange order for any reason, including excessive short-term (market-timing) or other abusive trading practices which may disrupt portfolio management.

By Mail

You may request an exchange of your shares by writing a letter that specifies the Fund name, account number and the name(s) in which the account is registered, to William Blair Funds, Attention: Exchange Department, P.O. Box 8506, Boston, Massachusetts 02266-8506.

By Telephone

You may also exchange your shares by telephone by completing the appropriate section on your account application. Once your telephone authorization is on file, State Street will honor your requests to redeem shares by telephone at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

Neither the Trust nor State Street will be liable for any loss, expense or cost arising out of any telephone request pursuant to the telephone exchange privilege, including any fraudulent or unauthorized request, and you will bear

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the risk of loss, so long as the Trust or the Transfer Agent reasonably believes, based upon reasonable verification procedures, that the telephonic instructions are genuine. The verification procedures include (1) recording instructions, (2) requiring certain identifying information before acting upon instructions and (3) sending written confirmations.

DIVIDENDS AND DISTRIBUTIONS

Income Dividends.    Each Fund earns dividends from stocks and interest from bond, money market, and other investments, that are passed through to shareholders as income dividends as long as expenses do not exceed income.

Capital Gain Distributions.    Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them, that are passed through to shareholders as capital gain distributions to the extent that a Fund’s net long-term capital gains exceed the sum of its net short-term capital losses for such year and any capital loss carryovers from prior years.

As a shareholder, you are entitled to your portion of the Fund’s net income and gains on its investments. Each Fund passes its earnings along to you as distributions. Each Fund’s policy is to distribute substantially all net investment income, if any, and all net realized capital gain, if any. All distributions of income and capital gain and any return of capital have the effect of immediately thereafter decreasing net asset value per share. Income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value on the reinvestment date, unless you specifically request otherwise (see “Shareholder Services and Account Policies—Dividend Options”). Cash payments are made by the Dividend Paying Agent, State Street Bank and Trust Company, shortly following the reinvestment date.

When Dividends are Paid

—	For the Growth Fund, Tax-Managed Growth Fund, Large Cap Growth Fund, Small Cap Growth Fund, Small-Mid Cap Growth Fund, International Growth Fund, International Equity Fund and Value Discovery Fund, all income dividends, if any, and capital gain distributions, if any, generally will be paid in December and/or January.

—	For the Income Fund, income dividends are normally paid the fifteenth day of each month, if a business day, with net-realized long-term capital gain distributions, if any, generally paid in December and/or January. The Income Fund attempts to maintain relatively level monthly dividends and, from time to time, may distribute or retain net investment income and capital gain or make a return of capital distribution in order to pursue that goal.

—	For the Ready Reserves Fund, the Fund’s net investment income will be declared at the close of a regular trading day on the New York Stock Exchange on each day that the Fund is open for business, which is generally 3:00 p.m., Central time, as a dividend to shareholders who were of record prior to the declaration. Dividends will be paid to shareholders monthly.

The Funds may vary these dividend practices at any time. Income dividends and any capital gain distributions on all Funds will vary from year to year. Dividends and distributions may be subject to withholding, as required by the Internal Revenue Service (see “Your Account—Taxes”).

TAXES

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.

Taxes on Distributions.    Each Fund’s distributions are subject to Federal income tax and may also be subject to state or local taxes. Distributions may be taxable at different tax rates depending upon the length of time the Fund holds the security. Your distributions are generally taxable when they are paid, whether you take them in cash or

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reinvest them in additional shares. However, dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid before the following February 1 are treated as having been paid on December 31 of the calendar year declared for Federal income tax purposes. The Funds will inform you of the amount and nature of distributions paid.

Under the Federal tax laws, income dividends (other than “qualified dividend income”) and short-term capital gains distributions are taxed as ordinary income. Distributions of “qualified dividend income” meeting certain holding period and other criteria will generally be taxed at rates applicable to long-term capital gains. Long-term capital gain distributions are taxed as long-term capital gains. It is anticipated that a portion of the ordinary income dividends for the Growth Fund, Tax-Managed Growth Fund, Large Cap Growth Fund, Small Cap Growth Fund, Small-Mid Cap Growth Fund and Value Discovery Fund will be eligible for the dividends-received deduction available for corporate shareholders and for treatment as “qualified dividend income” available to individual and other non-corporate shareholders. It is not anticipated that the ordinary income dividends of the International Growth Fund, International Equity Fund, Income Fund and Ready Reserves Fund will be eligible for the dividends-received deduction available to corporate shareholders.

Taxes on Transactions.    Redemptions of Fund shares and exchanges for shares of other Funds are treated as a sale of such shares and are generally subject to Federal income taxation and possibly state and local taxation. If the shares are held as a capital asset, then a shareholder will recognize, subject to the discussion below, a capital gain or loss measured by the difference between the price that you paid for your shares and the price that you receive when you sell (or exchange) such shares. For the Ready Reserves Fund, so long as a net asset value of $1.00 is maintained, the sale or redemption of your shares will not result in a capital gain or loss. The capital gain or loss upon sale, exchange or redemption of Fund shares will generally be a short-term capital gain or loss if such shares were held for one year or less, and will be a long-term capital gain or loss if such shares were held for more than one year. Any loss recognized on the redemption of shares held six months or less, however, will be treated as a long-term capital loss to the extent you have received any long-term capital gain dividends on such shares. A shareholder who redeems all or substantially all of their shares will normally recognize a capital gain or loss for Federal income tax purposes. However, if a shareholder does not redeem at least substantially, all of their shares in a single transaction, such redemption may be tax treated as a dividend without the benefit of utilizing the basis in your shares to decrease gain or increase loss. If you realize a loss on the redemption of Fund shares within 30 days before or after an acquisition of shares of the same Fund, the two transactions may be subject to the “wash sale” rules of the Code resulting in a postponement of the recognition of such loss for Federal income tax purposes.

Effect of Foreign Taxes.    Investment income received from sources within foreign countries may be subject to foreign income taxes, which generally will reduce a Fund’s distributions. However, the United States has entered into tax treaties with many foreign countries that entitle certain investors to a reduced rate of tax or to certain exemptions from tax. Accordingly, the International Growth Fund will attempt to operate so as to qualify for such reduced tax rates or tax exemptions whenever practicable. Additionally, the International Growth Fund may qualify for and may elect to have foreign tax credits “passed through” to its shareholders instead of taking such credit on its own tax return.

“Buying a Dividend.”    If you buy shares before a Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. In addition a Fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when a Fund has a negative return. See “Your Account—Dividends and Distributions” for payment schedules, and call the Distributor if you have further questions.

Shareholders should consult their tax advisor about the application of the provisions of the tax law in light of their particular situation.

For a more detailed discussion of taxes, see the Statement of Additional Information.

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SHAREHOLDER SERVICES AND ACCOUNT POLICIES

The Funds provide a variety of services to help you manage your account.

Automatic Sweep Program.    You can purchase shares of the Ready Reserves Fund through an automatic sweep program if you establish a brokerage account with the Distributor, provided that you meet the current minimum brokerage account size requirements. The automatic sweep program helps you to make convenient, efficient use of free credit balances in your William Blair brokerage account. The rules of the automatic sweep program are set forth in your William Blair brokerage account agreement.

Dividend Options.    You may choose to have your distributions reinvested in additional shares automatically or paid in cash by making the appropriate election on your account application. You may change your election at any time by providing written notice to State Street.

1. Automatic Dividend Reinvestment Plan.    The Funds automatically reinvest all income dividends and capital gain distributions in additional shares of stock at net asset value on the reinvestment date. (For more information, see “Your Account—Dividends and Distributions.”)

2. Cash-Dividend Plan.    You may choose to have all of your income dividends paid in cash and/or have your capital gain distributions paid in cash. Any distributions you do not elect to have paid in cash will be reinvested automatically in additional shares at net asset value.

3. Automatic Deposit of Dividends.    You may elect to have all income dividends and capital gain distributions automatically deposited in a previously established bank account.

Automatic Investment Plan.    On your account application, you may authorize State Street to automatically withdraw an amount of money (minimum $250) from your bank account on the fifth or twentieth day of each month. This amount will be invested in additional shares. You may change your election at any time by providing written notice to State Street.

Systematic Withdrawal Plan.    You may establish this plan with shares presently held or through a new investment, which should be at least $5,000. Under this plan, you specify a dollar amount to be paid monthly, quarterly or annually. Shares corresponding to the specified dollar amount are automatically redeemed from your account on the fifth business day preceding the end of the month, quarter or year. While this plan is in effect, all income dividends and capital gain distributions on shares in your account will be reinvested at net asset value in additional shares. There is no charge for withdrawals, but the minimum withdrawal is $250 per month. Depending upon the size of payments requested, and fluctuations in the net asset value of the shares redeemed, redemptions under this plan may reduce or even exhaust your account.

Retirement Plans.    The Funds offer a variety of qualified retirement plans, including several types of Individual Retirement Accounts (“IRAs”) (e.g. traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts formerly known as education IRAs), Simplified Employee Pension Plans (“SEPs”) and other qualified retirement plans. Additional information concerning such plans is available from the Funds.

The minimum initial retirement plan investment is $3,000 and the minimum subsequent investment is $1,000. State Street serves as custodian for IRAs. State Street charges a $5 plan establishment fee, an annual $15 custodial fee and a $10 fee for each lump sum distribution from a plan. These fees may be waived under certain circumstances.

With regard to retirement plans:

—	participation is voluntary;

—	you may terminate or change a plan at any time without penalty or charge from the Funds;

—	the Funds will pay any additional expenses that they incur in connection with such plans;

—	on your account application, you may select a plan or plans in which to invest;

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—	additional forms and further information may be obtained by writing or calling the Funds;

—	the Funds reserve the right to change the minimum amounts for initial and subsequent investments or to terminate any of the plans;

—	the Funds reserve the right to waive investment minimums at the discretion of the Distributor; and

—	the Funds require a copy of the trust agreement when shares are to be held in trust.

Written Confirmations.    Each purchase, exchange or redemption transaction is confirmed in writing to the address of record by giving details of the purchase or redemption.

Use of Intermediaries.    If you purchase or redeem shares through an investment dealer, bank or other institution, that institution may impose charges for its services. These charges would reduce your yield or return. You may purchase or redeem shares directly from the Fund or with the Transfer Agent, State Street Bank, without any such charges.

Transfer of Shares.    Fund shares may be transferred by a written request addressed to the Trust and delivered to State Street, giving the name and social security or taxpayer identification number of the transferee and accompanied by the same signature guarantees and documents as would be required for a redemption, together with specimen signatures of all transferees.

Suspension of Offering.    The Trust reserves the right to withdraw all or any part of the offering made by this Prospectus, and the Trust or the Distributor may reject purchase orders. From time to time, the Trust may temporarily suspend the offering of shares to new investors. During the period of such suspension, persons who are already shareholders of a Fund may be permitted to continue to purchase additional shares of the Fund, to have dividends reinvested and to make redemptions.

Consultation With a Professional Tax Advisor is Recommended, both because of the complexity of Federal tax laws and because various tax penalties are imposed for excess contributions to, and late or premature distributions from, IRAs or other qualified retirement plans. Termination of a plan shortly after its adoption may have adverse tax consequences.

Shareholder Rights.    All shares of each Fund have equal rights with respect to dividends, assets and liquidation of a Fund and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of each Fund will be voted in the aggregate, except when a separate vote by Fund is required under the 1940 Act. Shares are fully paid and nonassessable when issued, are transferable without restriction, and have no preemptive or conversion rights. Under Delaware law, the Trust is not required to hold shareholder meetings on an annual basis. As required by law, the Funds will, however, hold shareholder meetings when a sufficient number of shareholders request a meeting, or as deemed desirable by the Board of Trustees, for such purposes as electing or removing trustees, changing fundamental policies or approving an investment management agreement. (For additional information about shareholder voting rights, see the Statement of Additional Information.)

Householding.    In order to reduce the amount of mail you receive and to help reduce Fund expenses, the Trust generally sends a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-742-7272.

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DETERMINATION OF NET ASSET VALUE

When and How Net Asset Value (“NAV”) is Determined

A Fund’s net asset value is the market value of its total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

The net asset value per share shall be determined as of the close of regular trading on the New York Stock Exchange, which is generally 3:00 p.m., Central time (4:00 p.m. Eastern time), on each day when the Exchange is open. A Fund does not price its shares on days when the Exchange is closed for trading. In addition, the Ready Reserves Fund does not price its shares on the observance of Columbus Day and Veterans Day. Accordingly, shares of the Ready Reserve Fund may not be purchased or redeemed on such days.

For the purposes of calculating the net asset value of the Ready Reserves Fund, portfolio securities are valued at their amortized cost, which means their acquisition cost adjusted for the amortization of a premium or discount.

Quotations of foreign securities in foreign currencies are converted into the Untied States dollar equivalents at the prevailing market rates as computed by Investors Bank & Trust Company, the custodian. Trading in securities on exchanges and over-the-counter markets in Europe and the Far East is normally completed at various times prior to 3:00 p.m., Central time, the current closing time of the New York Stock Exchange. Trading on foreign exchanges may not take place on every day that the New York Stock Exchange is open. Conversely, trading in various foreign markets may take place on days when the New York Stock Exchange is not open and on other days when net asset value is not calculated. Consequently, the value of the net assets held by the International Growth Fund and International Equity Fund may be significantly affected on days when shares are not available for purchase or redemption.

How the Market Value of Fund Securities is Determined

Domestic Equity Securities.    The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

Foreign Equity Securities.    If the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (3:00 p.m. Central time), the Funds use an independent pricing service on a daily basis to fair value price the security as of the close of regular trading on the New York Stock Exchange. As a result, a Fund’s value for a security may be different from the last sale price (or latest bid price). Otherwise, the value of a foreign security is determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price.

Fixed-Income Securities.    Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Other Securities and Assets.    Other securities, and all other assets, including securities for which a market price is not available or is deemed unreliable, or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust’s valuation procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

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INVESTMENT GLOSSARY

The following glossary explains some of the types of securities in which the Funds may invest, investment techniques they may employ, and some of the related risks. For more information, please see other sections of this prospectus, including the Summary, Investment Objectives and Investment Strategies and Investment Risks as well as the Statement of Additional Information.

Asset-Backed Securities.    The Ready Reserves Fund may invest in asset-backed securities. Asset-backed securities are similar in structure to mortgage-backed securities (as discussed below under “Collateralized Obligations”) but represent interest in pools of loans, leases or other receivables in place of mortgages. Asset-backed securities are primarily issued by non-government entities.

Borrowing.    Each Fund may borrow money from banks for limited purposes to the extent allowable under the 1940 Act. Most borrowing is intended only as a temporary measure for extraordinary or emergency purposes, such as to help meet redemption requests, and not for leverage purposes.

Collateralized Obligations.    The Income Fund may invest in collateralized obligations (debt securities issued by a corporation, trust or custodian or by a U.S. Government agency or instrumentality), that are collateralized by a portfolio or pool of assets, such as mortgages, mortgage-backed securities, debit balances on credit card accounts or U.S. Government securities. The issuer’s obligation to make interest and/or principal payments is secured by the underlying pool or portfolio of securities.

A variety of types of collateralized obligations are available currently, and others may become available in the future. Some obligations are for the guaranteed payment of only principal (the principal-only or “PO” class) or only interest (the interest-only or “IO” class), while others are for the guaranteed payment of both, or some variation thereof. The yields to maturity on PO and IO class obligations are more sensitive than other obligations, with the IO class obligations being extremely sensitive to the rate of principal payments (including prepayments) on the related underlying assets. The Fund will invest only in PO and IO class mortgage obligations collateralized by securities guaranteed by the U.S. Government. Some types of collateralized obligations may be less liquid than other types of securities. Investments in collateralized obligations that are deemed to be illiquid, which includes some PO and IO class mortgage obligations, will be subject to the 15% limitation on illiquid assets.

The mortgage-backed collateralized obligations in which the Fund may invest include pools of mortgage loans assembled for sale to investors by various governmental agencies, such as the Government National Mortgage Association (“GNMA”) and government-related organizations such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Payments of principal and/or interest on such mortgages, including prepayments, are guaranteed by the agency or instrumentality. The agencies and instrumentalities are subject to varying degrees of support by the U.S. Government. The effective credit quality of collateralized obligations is the credit quality of the collateral. The requirements as to collateralization are determined by the issuer or sponsor of the collateralized obligation in order to satisfy rating agencies. These collateralized obligations generally have excess collateral, but typically, any guarantee is limited to a specified percentage of the pool of assets.

The potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments by certain mortgage-backed securities, such as GNMA Certificates and other collateralized obligations. During periods of declining interest rates, mortgages underlying the security are prone to prepayment, causing the security’s effective maturity to be shortened. Prepayment of high interest rate mortgage-backed securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if the prepaid securities were acquired at a premium. Because mortgage-backed securities tend to be sensitive to prepayment rates on the underlying collateral, their value to the Fund is dependent upon the accuracy of the prepayment projections used, which are a consensus derived from several major securities dealers. The duration of many mortgage-backed securities changes substantially in response to changes in interest rates and prepayment rates.

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Concentration.    Each of the Funds except the Ready Reserves Fund intends to invest not more than 25% of its net assets in any one industry. These limitations do not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to instruments, such as repurchase agreements, secured by these instruments or to tax-exempt securities. The Ready Reserves Fund reserves the right to invest more than 25% of its assets in the domestic banking industry.

Depository Receipts.    All of the Funds except the Income Fund and Ready Reserves Fund may invest in foreign issuers through sponsored American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”) and Global Depository Receipts (“GDRs”). Generally, an ADR is a dollar-denominated security issued by a U.S. bank or trust company that represents, and may be converted into, the underlying foreign security. An EDR represents a similar securities arrangement but is issued by a European bank, and a GDR is issued by a depository. ADRs, EDRs and GDRs may be denominated in a currency different from the underlying securities into which they may be converted. Typically, ADRs, in registered form, are designed for issuance in U.S. securities markets, and EDRs and GDRs, in bearer form, are designed for issuance in European securities markets. Investments in depository receipts entail risks similar to direct investments in foreign securities. These risks are detailed in the sections on “Investment Risks” under the “International Growth Fund” and “International Equity Fund” above and in the Statement of Additional Information.

Diversification.    The Income Fund, and the Ready Reserves Fund will not purchase the securities of any issuer if, as a result, more than 5% of any Fund’s total assets would be invested in such issuer. In addition, the Income Fund and the Ready Reserve Fund will not purchase more than 10% of the outstanding voting securities of any issuer. For the other Funds, the 5% and 10% limitations apply only to 75% of each Fund’s net assets. These limitations do not apply to U.S. Government securities or to government agency or instrumentality securities.

Equity Securities.    Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business.

Foreign Currency Futures.    The International Growth Fund may purchase and sell futures on foreign currencies as a hedge against possible variation in foreign exchange rates. Foreign currency futures contracts are traded on boards of trade and futures exchanges. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a particular currency for a particular price on a future date. To the extent that a Fund engages in foreign currency futures transactions, but fails to consummate its obligations under the contract, the net effect to the Fund would be the same as speculating in the underlying futures contract. Futures contracts entail certain risks. If the Advisor’s judgment about the general direction of rates or markets is wrong, a Fund’s overall performance may be less than if no such contracts had been entered into. There may also be an imperfect correlation between movements in prices of futures contracts and the portfolio securities being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than to meet margin requirements, distortions in the normal relationship between the securities and futures markets could result. In addition, because margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to price distortions in the futures market and an imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the Advisor may still not result in a successful hedging transaction. A Fund could also experience losses if it could not close out its futures position because of an illiquid secondary market, and losses on futures contracts are not limited to the amount invested in the contract. The above circumstances could cause a Fund to lose money on the financial futures contracts and also on the value of its portfolio securities.

To the extent required to comply with the 1940 Act and the rules and interpretations thereunder, whenever a Fund enters into a futures contract, the Fund will segregate either cash or liquid securities equal to a Fund’s

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potential obligation under such contracts. The segregation of assets places a practical limit on the extent to which the Fund may engage in futures contracts.

To the extent required to comply with CFTC Rule 4.5 and in order to avoid “commodity pool operator” status, each Fund will not enter into a financial futures contract if immediately thereafter the aggregate initial margin and premiums for such contracts held by the Fund would exceed 5% of the liquidation value of the Fund’s assets. The Fund will not engage in transactions in financial futures contracts for speculation, but only in an attempt to hedge against changes in interest rates or market conditions affecting the value of securities that the Fund holds or intends to purchase.

Forward Foreign Currency Transactions.    The International Growth Fund and International Equity Fund may enter into forward foreign currency contracts as a means of managing the risks associated with changes in exchange rates. A forward foreign currency contract is an agreement to exchange U.S. dollars for foreign currencies at a specified future date and specified amount which is set by the parties at the time of entering into the contract. The Advisor will generally use such currency contracts to fix a definite price for securities they have agreed to buy or sell and may also use such contracts to hedge a Fund’s investments against adverse exchange rate changes. Alternatively, the Funds may enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Advisor believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which securities of the Fund are denominated (“cross-hedge”). The profitability of forward foreign currency transactions depends upon correctly predicting future changes in exchange rates between the U.S. dollar and foreign currencies. As a result, a Fund may incur either a gain or loss on such transactions. While forward foreign currency transactions may help reduce losses on securities denominated in a foreign currency, they may also reduce gains on such securities depending on the actual changes in the currency’s exchange value relative to that of the offsetting currency involved in the transaction. The Funds will not enter into forward foreign currency transactions for speculative purposes.

Illiquid Securities.    Subject to the provisions of the 1940 Act, each Fund except the Ready Reserves Fund may invest up to 15% of its net assets in illiquid securities. The Ready Reserves Fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those securities that are not readily marketable, including restricted securities and repurchase obligations maturing in more than seven days.

Investment Companies.    Subject to the provisions of the 1940 Act, (including exemptive relief granted by the Securities and Exchange Commission thereunder) each Fund except the Income Fund and Ready Reserves Fund may invest in the shares of investment companies which may include exchange-traded funds. Investment in other investment companies may provide advantages of diversification and increased liquidity; however, there may be duplicative expenses, such as advisory fees or custodial fees. Several foreign governments permit investments by non-residents in their markets only through participation in certain investment companies specifically organized to participate in such markets. In addition, investments in unit trusts and country funds permit investments in foreign markets that are smaller than those in which the Fund would ordinarily invest directly. Investments in such pooled vehicles should enhance the geographical diversification of the Fund’s assets, while reducing the risks associated with investing in certain smaller foreign markets. Investments in such vehicles will provide increased liquidity and lower transaction costs than are normally associated with direct investments in such markets; however, there may be duplicative expenses, such as advisory fees or custodial fees.

The Trust has received an exemptive order from the SEC that allows the Funds to invest a portion of their assets into shares of the William Blair Ready Reserves Fund based upon the terms and conditions of such order. Pursuant to the order, a Fund may not invest more than 25% of its net assets in the Ready Reserves Fund. The Advisor reduces the advisory fee it receives from a Fund to the extent a Fund is invested in the Ready Reserves Fund.

Portfolio Turnover Rate.    None of the Funds intends to trade portfolio securities for the purpose of realizing short-term profits. However, each will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund’s investment objective, and there is no limitation on the length of

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time securities must be held by the Fund prior to being sold. Portfolio turnover rate will not be a limiting factor for a Fund. Although each Fund’s turnover rate will vary from year to year, it is anticipated that each Fund’s turnover rate, under normal circumstances, will be less than 100%. However since 2000, the Small Cap Growth Fund has had portfolio turnover rates higher than 100%. Higher portfolio turnover rates involve correspondingly higher transaction costs, which are borne directly by each Fund.

Real Estate Investment Trusts.    Although the Value Discovery Fund and Small Cap Growth Fund currently do not invest primarily in real estate investment trusts (“REITs”), the Funds may invest in REITs. REITs are subject to volatility from risks associated with investments in real estate and investments dependent on income from real estate, such as fluctuating demand for real estate and sensitivity to adverse economic conditions. In addition, the failure of a REIT to continue to qualify as a REIT for tax purposes would have an adverse effect upon the value of an investment in that REIT.

Repurchase Agreements.    Each Fund may invest in repurchase agreements. Repurchase agreements are instruments under which a Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. The repurchase agreement serves to fix the yield of the security during the Fund’s holding period. The Funds currently intend to enter into repurchase agreements only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. In all cases, the Advisor, must be satisfied with the creditworthiness of the seller before entering into a repurchase agreement. In the event of the bankruptcy or other default of the seller of a repurchase agreement, the Fund could incur expenses and delays enforcing its rights under the agreement, and experience a decline in the value of the underlying securities and loss of income. The maturity of a security subject to repurchase may exceed one year, and, for the Income Fund, the modified duration of a security subject to repurchase may exceed nine years. Repurchase agreements maturing in more than seven days, together with any securities that are restricted as to disposition under the federal securities laws or are otherwise considered to be illiquid, will not exceed 15% of the net assets of each Fund except the Ready Reserves Fund and 10% of the net assets of the Ready Reserves Fund.

Section 4(2) Paper.    The Ready Reserves Fund may invest in commercial paper issued in reliance upon the so-called “private placement” exemption from registration afforded by Section 4(2) of the Securities Exchange Act of 1933 (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Advisor considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to the procedures approved by the Fund’s Board of Trustees, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation on illiquid securities. The Advisor monitors the liquidity of each investment in Section 4(2) paper on a continuing basis.

Variable Rate Securities.    The Ready Reserves Fund may invest in instruments having rates of interest that are adjusted periodically or that “float” continuously or periodically according to formulae intended to minimize fluctuation in values of the instruments (“Variable Rate Securities”). The interest rate on a Variable Rate Security is ordinarily determined by reference to, or is a percentage of, an objective standard such as a bank’s prime rate, the 90-day U.S. Treasury Bill rate or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rates on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Further, the Fund may invest in Variable Rate Securities that have a demand feature entitling the Fund to resell the securities to the issuer or a third party at an amount approximately equal to the principal amount thereof plus accrued interest (“Variable Rate Demand Securities”). As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. Many of

67

these Variable Rate Demand Securities are unrated, their transfer is restricted by the issuer, and there is little if any secondary market for the securities. Thus, any inability of the issuers of such securities to pay on demand could adversely affect the liquidity of these securities. The Fund determines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission rules, which allow the Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument if they are guaranteed by the U.S. Government or its agencies, if they have a stated maturity date of one year or less, or if they have demand features prior to maturity.

Warrants.    Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

When-Issued and Delayed Delivery Securities.    From time to time, in the ordinary course of business, each Fund may purchase newly issued securities appropriate for the Fund on a “when-issued” basis, and may purchase or sell securities appropriate for the Fund on a “delayed delivery” basis. When-issued or delayed delivery transactions involve a commitment by the Fund to purchase or sell particular securities, with payment and delivery to take place at a future date. These transactions allow the Fund to lock in an attractive purchase price or yield on a security the Fund intends to purchase. Normally, settlement occurs within one month of the purchase or sale. During the period between purchase and settlement, no payment is made or received by the Fund and, for delayed delivery purchases, no interest accrues to the Fund. Because the Fund is required to set aside cash or liquid securities at least equal in value to its commitments to purchase when-issued or delayed delivery securities, the Advisor’s ability to manage the Fund’s assets may be affected by such commitments. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but it reserves the right to sell them before the settlement date if it is deemed advisable.

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FINANCIAL HIGHLIGHTS

The tables below are intended to help you understand each Fund’s financial performance for the past several years. Certain information reflects financial results for a single Fund share. The total return figures show what an investor in a Fund would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Funds’ financial statements, is included in the annual report, which is available upon request (see back cover). Net investment income (loss) per share (with the exception of the Ready Reserves Fund) for 2004, 2003, 2002, 2001 and 2000 is based on the average shares outstanding during the year.

William Blair Growth Fund

	Years Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$10.08	$8.12	$10.93	$12.77	$20.10
Income (loss) from investment operations:
Net investment income (loss)	(0.04)	(0.04)	(0.05)	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investments	0.80	2.00	(2.76)	(1.66)	(1.53)

Total from investment operations	0.76	1.96	(2.81)	(1.70)	(1.54)
Less distributions from:
Net investment income	—	—	—	—	—
Net realized capital gain	—	—	—	0.14	5.79

Total distributions	—	—	—	0.14	5.79

Net asset value, end of period	$10.84	$10.08	$8.12	$10.93	$12.77

Total return (%)	7.54	24.14	(25.71)	(13.33)	(7.27)
Ratios to average daily net assets (%):
Expenses	0.92	0.94	0.94	0.93	0.88
Net investment income (loss)	(0.35)	(0.42)	(0.48)	(0.32)	(0.06)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$275,506	$281,654	$255,625	$386,096	$550,987
Portfolio turnover rate (%)	35	45	29	74	88

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William Blair Tax-Managed Growth Fund

	Years Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$8.50	$6.92	$9.12	$10.11	$10.18
Income (loss) from investment operations:
Net investment income (loss)	(0.06)	(0.05)	(0.04)	(0.03)	—
Net realized and unrealized gain (loss) on investments	0.66	1.63	(2.16)	(0.96)	(0.07)

Total from investment operations	0.60	1.58	(2.20)	(0.99)	(0.07)
Less distributions from:
Net investment income	—	—	—	—	—
Net realized capital gain	—	—	—	—	—

Total distributions	—	—	—	—	—

Net asset value, end of period	$9.10	$8.50	$6.92	$9.12	$10.11

Total return (%)	7.06	22.83	(24.12)	(9.79)	(0.69)
Ratios to average daily net assets (%):
Expenses, net of waivers of reimbursements	1.29	1.24	1.11	1.11	1.11
Expenses, before waivers and reimbursements	2.01	2.01	1.97	3.39	11.09
Net investment income (loss), net of waivers of reimbursements	(0.67)	(0.66)	(0.47)	(0.32)	0.05
Net investment income (loss), before waivers and reimbursements	(1.39)	(1.43)	(1.33)	(2.60)	(9.93)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$5,847	$6,871	$5,303	$7,211	$5,001
Portfolio turnover rate (%)	31	37	44	37	32

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William Blair Large Cap Growth Fund

	Years Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$5.99	$4.82	$6.74	$8.47	$10.14
Income (loss) from investment operations:
Net investment income (loss)	(0.02)	(0.03)	(0.03)	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments	0.34	1.20	(1.89)	(1.69)	(1.63)

Total from investment operations	0.32	1.17	(1.92)	(1.73)	(1.67)
Less distributions from:
Net investment income	—	—	—	—	—
Net realized capital gain	—	—	—	—	—

Total distributions	—	—	—	—	—

Net asset value, end of period	$6.31	$5.99	$4.82	$6.74	$8.47

Total return (%)	5.34	24.27	(28.49)	(20.43)	(16.47)
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	1.13	1.17	1.11	1.11	1.11
Expenses, before waivers and reimbursements	2.04	2.14	2.20	2.76	2.59
Net investment income (loss), net of waivers and reimbursements	(0.38)	(0.51)	(0.46)	(0.54)	(0.35)
Net investment income (loss), before waivers and reimbursements	(1.29)	(1.48)	(1.55)	(2.19)	(1.83)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$6,417	$5,519	$5,469	$5,991	$10,995
Portfolio turnover rate (%)	39	33	52	87	95

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William Blair Small Cap Growth Fund

	Years Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$22.03	$13.82	$16.65	$13.18	$10.19
Income (loss) from investment operations:
Net investment income (loss)	(0.24)	(0.18)	(0.16)	(0.13)	(0.11)
Net realized and unrealized gain (loss) on investments	6.26	8.75	(2.67)	3.60	3.53

Total from investment operations	6.02	8.57	(2.83)	3.47	3.42
Less distributions from:
Net investment income	—	—	—	—	—
Net realized capital gain	2.01	0.36	—	—	0.43

Total distributions	2.01	0.36	—	—	0.43

Net asset value, end of period	$26.04	$22.03	$13.82	$16.65	$13.18

Total return (%)	27.54	62.15	(17.00)	26.33	33.87
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	1.24	1.35	1.31	1.34	1.35
Expenses, before waivers and reimbursements	1.21	1.28	1.37	1.70	1.92
Net investment income (loss), net of waivers and reimbursements	(1.02)	(1.02)	(1.06)	(0.90)	(0.72)
Net investment income (loss), before waivers and reimbursements	(0.99)	(0.95)	(1.12)	(1.26)	(1.29)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$771,209	$518,824	$78,581	$54,658	$28,778
Portfolio turnover rate (%)	109	103	133	147	433

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William Blair Small Mid-Cap Growth Fund

	Years Ended December 31,
	2004	2003(a)
Net asset value, beginning of period	$9.94	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.11)	—
Net realized and unrealized gain (loss) on investments	1.47	(0.06)

Total from investment operations	1.36	(0.06)
Less distributions from:
Net investment income	—	—
Net realized capital gain	—	—

Total distributions	—	—

Net asset value, end of period	$11.30	$9.94

Total return (%)	13.68	(0.60)
Ratios to average daily net assets (%)(b):
Expenses, net of waivers and reimbursements	1.29	1.29
Expenses, before waivers and reimbursements	1.89	1.29
Net investment income (loss), net of waivers and reimbursements	(1.01)	(1.29)
Net investment income (loss), before waivers and reimbursements	(1.61)	(1.29)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$25,974	$3,673
Portfolio turnover rate (%)(b)	55	—

(a)	For the period from December 29, 2003 (Commencement of Operations) to December 31, 2003.
(b)	Rates are annualized for periods that are less than a year.

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William Blair International Growth Fund

	Years Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$18.85	$13.27	$15.60	$18.02	$24.03
Income (loss) from investment operations:
Net investment income (loss)(a)	0.01	0.09	(0.01)	0.02	0.03
Net realized and unrealized gain (loss) on investments	3.53	5.54	(2.32)	(2.44)	(2.03)

Total from investment operations	3.54	5.63	(2.33)	(2.42)	(2.00)
Less distributions from:
Net investment income	0.05	0.05	—	—	0.04
Net realized capital gain	—	—	—	—	3.97

Total distributions	0.05	0.05	—	—	4.01

Net asset value, end of period	$22.34	$18.85	$13.27	$15.60	$18.02

Total return (%)	18.79	42.42	(14.94)	(13.43)	(7.87)
Ratios to average daily net assets (%):
Expenses	1.22	1.25	1.26	1.35	1.34
Net investment income (loss)	0.09	0.30	(0.11)	0.14	(0.16)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$3,001,434	$1,899,699	$778,788	$454,055	$333,888
Portfolio turnover rate (%)	79	57	73	112	116

(a)	Includes $0.12, $0.03, $0.00, $0.00, and $0.06, in PFIC transactions which are treated as ordinary income for Federal tax purposes for the years 2004, 2003, 2002, 2001, and 2000, respectively.

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William Blair International Equity Fund

Years Ended December 31, 2004(a)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01)
Net realized and unrealized gain (loss) on investments	1.38

Total from investment operations	1.37
Less distributions from:
Net investment income	—
Net realized capital gain	—

Total distributions	—

Net asset value, end of period	$11.37

Total return (%)	13.70
Ratios to average daily net assets (%)(b):
Expenses, net of waivers and reimbursements	1.25
Expenses, before waivers and reimbursements	2.71
Net investment income (loss), net of waivers and reimbursements	(0.52)
Net investment income (loss), before waivers and reimbursements	(1.98)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$9,689
Portfolio turnover rate (%)(b)	108

(a)	For the period from May 24, 2004 (Commencement of Operations) to December 31, 2004.
(b)	Rates are annualized for periods that are less than a year.

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William Blair Value Discovery Fund

	Years Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$22.76	$16.31	$18.19	$16.16	$13.64
Income (loss) from investment operations:
Net investment income (loss)	0.01	(0.03)	0.01	0.17	0.09
Net realized and unrealized gain (loss) on investments	2.70	6.48	(1.89)	2.70	2.52

Total from investment operations	2.71	6.45	(1.88)	2.87	2.61
Less distributions from:
Net investment income	—	—	—	0.08	0.09
Net realized capital gain	2.65	—	—	0.76	—

Total distributions	2.65	—	—	0.84	0.09

Net asset value, end of period	$22.82	$22.76	$16.31	$18.19	$16.16

Total return (%)	12.18	39.55	(10.34)	17.72	19.16
Ratios to average daily net assets (%):
Expenses, net of waiver and reimbursements	1.23	1.33	1.34	1.36	1.39
Expenses before waiver and reimbursements	1.23	1.33	1.34	1.41	1.63
Net investment income (loss), net of waiver and reimbursements	0.05	(0.14)	0.03	0.53	0.61
Net investment income (loss), before waiver and reimbursements	0.05	(0.14)	0.03	0.48	0.37
Supplemental data for all classes:
Net assets at end of period (in thousands)	$246,176	$237,111	$190,802	$149,292	$74,093
Portfolio turnover rate (%)	50	51	20	48	68

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William Blair Income Fund

	Years Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$10.40	$10.62	$10.35	$10.24	$9.91
Income (loss) from investment operations:
Net investment income (loss)(a)	0.59	0.43	0.57	0.58	0.64
Net realized and unrealized gain (loss) on investments	(0.31)	(0.04)	0.24	0.15	0.34

Total from investment operations	0.28	0.39	0.81	0.73	0.98
Less distributions from:
Net investment income	0.53	0.61	0.54	0.62	0.65
Net realized capital gain	—	—	—	—	—

Total distributions	0.53	0.61	0.54	0.62	0.65

Net asset value, end of period	$10.15	$10.40	$10.62	$10.35	$10.24

Total return (%)	2.79	3.76	8.04	7.32	10.28
Ratios to average daily net assets (%):
Expenses	0.63	0.62	0.66	0.79	0.77
Net investment income (loss)	4.27	4.24	5.38	5.53	6.39
Supplemental data for all classes:
Net assets at end of period (in thousands)	$294,084	$265,062	$196,136	$176,264	$167,746
Portfolio turnover rate (%)	43	36	66	82	54

(a)	As required, in 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began treating any paydown gain or losses on mortgage and asset backed securities as an adjustment to income. The effect of this change for the year 2001 was to decrease net investment income per share by $.05 and increase the net realized and unrealized gain and loss per share by $.05. It decreased the Ratio of Net Investment Income from 6.02% to 5.53% for Class I shares for 2001.

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William Blair Ready Reserves Fund (Class N Shares)

	Period Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01	0.01	0.01	0.04	0.06

Total from investment operations	0.01	0.01	0.01	0.04	0.06
Less distributions from:
Net investment income	0.01	0.01	0.01	0.04	0.06

Total distributions	0.01	0.01	0.01	0.04	0.06

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (%)	0.80	0.66	1.28	3.66	5.91
Ratios to average net assets (%):
Expenses	0.65	0.66	0.67	0.67	0.70
Net investment income (loss)	0.80	0.66	1.28	3.63	5.78
Supplemental data:
Net assets at end of period (in thousands).	$1,092,940	$1,153,932	$1,324,001	$1,403,740	$1,339,180

78

FOR MORE INFORMATION

More information about the Funds is available without charge, upon request, including the following:

Semi-Annual/Annual Reports

The Semi-Annual and audited Annual Reports to Shareholders include financial statements, detailed performance information, portfolio holdings and statements from the Fund managers. In the Annual Report, you will find a discussion of the market conditions and investment strategies that the Advisor believes significantly affected the Fund’s performance in its last fiscal year. Financial Statements and the report of independent registered public accounting firm. included in annual reports are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes.

Statement of Additional Information (SAI)

The SAI contains more detailed information about the Funds. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

To obtain information:

By telephone

Call: 1-800-635-2886

(In Massachusetts 1-800-635-2840)

By mail

Write to:

William Blair Funds

222 West Adams Street

Chicago, Illinois 60606

or

State Street Bank and Trust Company

(the Funds’ Transfer Agent)

P.O. Box 8506

Boston, MA 02266-8506

On the Internet

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, D.C. (1-202-942-8090) or, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room Section, Washington, D.C. 20549-0102.

No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus does not constitute an offering by the Trust or its distributor in any jurisdiction in which such offering may not lawfully be made.

William Blair Funds’ information, including but not limited to the Prospectus, SAI, Semi-Annual and Annual Reports and Application, can be viewed online at http://www.williamblairfunds.com.

William Blair Funds	May 1, 2005

Investment Company Act File No.: 811-5344

79

May 1, 2005

William Blair Funds

CLASS A, B AND C SHARES PROSPECTUS

Growth Fund

Tax-Managed Growth Fund

Large Cap Growth Fund

Small Cap Growth Fund

Small-Mid Cap Growth Fund

International Growth Fund

International Equity Fund

Value Discovery Fund

Income Fund

This prospectus contains important information about each Fund, including its investment objective. For your benefit and protection, please read it before you invest and keep it for future reference. This prospectus relates only to the Class A, B and C shares of each Fund.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

William Blair Funds

222 West Adams Street

Chicago, Illinois 60606

i

WILLIAM BLAIR GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    The Fund invests primarily in a diversified portfolio of common stocks of domestic growth companies. The Advisor seeks growth opportunities by investing in large, medium and small companies in varying proportions.

Large, high quality growth companies that have demonstrated sustained growth over a long period of time;

Medium-sized growth companies of recognized investment quality whose records of sales and earnings growth may not be as well established; and

Small emerging, rapid growth companies of high quality that have had especially vigorous growth in revenues and earnings.

MAIN RISKS OF INVESTING:    Since the Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of small and medium-sized companies may be more volatile and more speculative than the securities of large companies. In addition, small and medium-sized companies may be traded in low volumes, which can increase volatility. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last 10 calendar years. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns (Class A Shares)(1)

Highest Quarterly Return 23.59% (4Q98)	Lowest Quarterly Return (19.07)% (3Q02)

(1)	The Class A, Class B and Class C shares were first publicly offered in 1999. The performance shown for 2000, 2001, 2002, 2003 and 2004 is the actual performance for the Class A shares. The performance for the periods prior thereto is based upon the Fund’s Class N shares adjusted to reflect the expenses of Class A shares, as applicable. The returns for the Class B and Class C shares will be substantially similar to those of the Class A shares shown in the chart because all shares of the Fund are invested in the same portfolio of securities. The annual returns of the different Classes of shares will differ from the Class A shares only to the extent that the expenses of the Classes differ.

Class A, B and C share sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown.

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2004, to broad-based securities market benchmarks. The table includes the effects of maximum sales loads. The table also shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Class A, B and C shares were first publicly offered in 1999. The five most recent years of the average annual total return figures is the actual performance for each Class of shares. The performance for the periods prior thereto is based upon the performance of the Fund’s Class N shares, adjusted to reflect the expenses, as applicable, for each Class of shares.

	1 Year	5 Years	10 Years
Growth Fund Class A Shares
Return Before Taxes	1.15%	(5.77)%	7.42%
Return After Taxes on Distributions	1.15%	(7.04)%	6.03%
Return After Taxes on Distributions and Sale of Fund Shares	(1.26)%	(5.21)%	6.14%
Growth Fund Class B Shares (Return Before Taxes)	1.45%	(5.78)%	7.18%
Growth Fund Class C Shares (Return Before Taxes)	5.46%	(5.40)%	7.18%
Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)*	6.93%	(8.87)%	9.30%
S&P 500 (reflects no deduction for fees, expenses or taxes)**	10.88%	(2.30)%	12.07%

*	The Russell 3000® Growth Index is an unmanaged index of the largest 3000 stocks in the U.S. determined by market capitalization.
**	The Standard & Poor’s 500 Stock Index is an unmanaged index that generally represents broad larger capitalization equity market performance.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees are fees paid directly from your investment.

	Class A		Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	5.75%		None	None
Maximum Deferred Sales Charge (Load) (as % of redemption proceeds)	None	(1)	5.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	None		None	None
Redemption Fee (as % of amount redeemed)
Shares held less than 60 days	None		None	None
Shares held 60 days or more	None		None	None
Exchange Fee	None		None	None

Annual Fund operating expenses are deducted from the Fund’s assets:

	Class A	Class B		Class C
Management Fee	.75%	.75%		.75%
Distribution (Rule 12b-1) Fees	None	.75%	(2)	.75%	(2)
Shareholder Service Fees	.25%	.25%		.25%
Other Expenses	.17%	.17%		.17%

Total Annual Fund Operating Expenses	1.17%	1.92%		1.92%

(1)	The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1.00% during the first year and 0.50% during the second year. For more information about the Large Order NAV Purchase Privilege see “Choosing a Share Class—Special Features” below.
(2)	Long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

Example:    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Class C
1 Year	$687	$695	$295
3 Years	$925	$903	$603
5 Years	$1,182	$1,237	$1,037
10 Years	$1,914	$1,957	$2,243

You would pay the following expenses if you did not redeem your shares:

	Class A	Class B	Class C
1 Year	$687	$195	$195
3 Years	$925	$603	$603
5 Years	$1,182	$1,037	$1,037
10 Years	$1,914	$1,957	$2,243

WILLIAM BLAIR TAX-MANAGED GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Tax-Managed Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    The Fund invests primarily in a diversified portfolio of common stocks of domestic growth companies. The Fund employs a number of techniques designed specifically to enhance the long-term, after-tax returns for its shareholders. The Advisor seeks growth opportunities by investing in large, medium and small companies in varying proportions.

Large, high quality growth companies that have demonstrated sustained growth over a long period of time;

Medium-sized growth companies of recognized investment quality whose records of sales and earnings growth may not be as well established; and

Small emerging, rapid growth companies of high quality that have had especially vigorous growth in revenues and earnings.

The Advisor seeks high after-tax returns by balancing investment considerations and tax considerations. The Advisor seeks to achieve returns primarily in the form of price appreciation and to minimize income distributions and distributions of realized short-term gains. Among the techniques and strategies used in the tax-efficient management of the Fund are the following:

•	investing primarily in lower-yielding growth stocks;

•	employing a long-term, low turnover approach to investing;

•	attempting to avoid net realized short-term gains;

•	when appropriate, selling stocks trading below cost to realize losses;

•	in selling appreciated stocks, selecting the most tax-favored share lots; and

•	selectively using tax-advantaged hedging techniques, such as derivative transactions, as an alternative to taxable sales.

MAIN RISKS OF INVESTING:    Since the Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of small and medium-sized companies may be more volatile and more speculative than securities of large companies. In addition, small and medium-sized companies may be traded in low volumes, which can increase volatility.

The Fund can generally be expected to distribute a smaller percentage of returns each year than most other equity mutual funds. There can be no assurance, however, that taxable distributions can always be avoided.

The Fund may engage in derivative transactions to protect against price declines or as a substitute for purchasing or selling securities. The use of these techniques is subject to certain limitations and may expose the Fund to increased risk of principal loss. Because of the Fund’s tax-managed strategy, the investments that the Fund’s portfolio managers may choose from may be more limited than those of a fund that does not have a tax-managed strategy. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns (Class A Shares)(1)

Highest Quarterly Return 17.97% (4Q01)	Lowest Quarterly Return (16.34)% (3Q01)

(1)	The returns for the Class B and Class C shares will be substantially similar to those of the Class A shares shown in the chart because all shares of the Fund are invested in the same portfolio of securities. The annual returns of the different Classes of shares will differ only to the extent that the expenses of the Classes differ.

Class A, B and C share sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown.

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2004, to broad-based market benchmarks. The table includes the effects of maximum sales loads. The table also shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Life of Fund***
Tax-Managed Growth Fund Class A Shares
Return Before Taxes	0.65%	(3.65)%	(3.29)%
Return After Taxes on Distributions	0.65%	(3.65)%	(3.29)%
Return After Taxes on Distributions and Sale of Fund Shares	(1.59)%	(3.26)%	(2.96)%
Tax-Managed Growth Fund Class B Shares (Return Before Taxes)	1.02%	(3.64)%	(3.29)%
Tax-Managed Growth Fund Class C Shares (Return Before Taxes)	5.02%	(3.25)%	(2.88)%
Russell 3000® Growth Index* (reflects no deduction for fees, expenses or taxes)	6.93%	(8.87)%	(8.60)%
S&P 500** (reflects no deduction for fees, expenses or taxes)	10.88%	(2.30)%	(2.13)%

*	The Russell 3000® Growth Index is an unmanaged index of the largest 3000 stocks in the U.S. determined by market capitalization.

**	The Standard & Poor’s 500 Stock Index is an unmanaged index that generally represents broad larger capitalization equity market performance.
***	The Fund’s inception was on December 27, 1999.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees are fees paid directly from your investment.

	Class A		Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	5.75%		None	None
Maximum Deferred Sales Charge (Load) (as % of redemption proceeds)	None	(1)	5.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	None		None	None
Redemption Fee (as % of amount redeemed)
Shares held less than 60 days	None		None	None
Shares held 60 days or more	None		None	None
Exchange Fee	None		None	None

Annual Fund operating expenses are deducted from the Fund’s assets:

	Class A	Class B		Class C
Management Fee	.80%	.80%		.80%
Distribution (Rule 12b-1) Fees	None	.75%	(2)	.75%	(2)
Shareholder Service Fees	.25%	.25%		.25%
Other Expenses	1.21%	1.21%		1.21%

Total Annual Fund Operating Expenses (without waiver)(3)	2.26%	3.01%		3.01%
Advisor’s Expense Waiver	.73%	.73%		.73%

Net Expenses (with waiver)	1.53%	2.28%		2.28%

(1)	The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1.00% during the first year and 0.50% during the second year. For more information about the Large Order NAV Purchase Privilege see “Choosing a Share Class—Special Features” below.
(2)	Long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.
(3)	Advisor has entered into a contractual agreement with the Fund to cap the operating expenses for the Fund’s Class A, B and C shares at 1.28% of average daily net assets plus any distribution and/or shareholder service fees until April 30, 2006. The Advisor may continue to waive fees thereafter.

Example:    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Class C
1 Year	$722	$731	$331
3 Years	$1,175	$1,162	$862
5 Years	$1,653	$1,718	$1,518
10 Years	$2,968	$3,017	$3,276

You would pay the following expenses if you did not redeem your shares:

	Class A	Class B	Class C
1 Year	$722	$231	$221
3 Years	$1,175	$862	$862
5 Years	$1,653	$1,518	$1,518
10 Years	$2,968	$3,017	$3,276

WILLIAM BLAIR LARGE CAP GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Large Cap Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of large cap companies. The Fund invests in a diversified portfolio of common stocks issued by large domestic growth companies of high quality that have demonstrated sustained growth over a long period of time. The Advisor currently defines large cap companies as those with market capitalizations of $8 billion or more at the time of the Fund’s investment. The Fund may also invest in medium-sized growth companies of recognized investment quality whose records of sales and earnings growth may not be as well established.

The Fund will provide shareholders with at least 60 days prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING:    Since the Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general economic and market conditions. All securities are subject to market, economic and business risks that may cause their share prices to fluctuate. These fluctuations may not be related to the fundamental characteristics of the companies issuing the securities. Instead, for example, if large capitalization growth stocks fall out of favor generally with investors, the value of the Large Cap Growth Fund may decline. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of medium-sized companies are more volatile and more speculative than the securities of large companies. In addition, medium-sized companies may be traded in low volumes, which can increase volatility. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns (Class A Shares)(1)

Highest Quarterly Return 15.74% (4Q01)	Lowest Quarterly Return (20.12)% (1Q01)

(1)	The returns for the Class B and Class C shares will be substantially similar to those of the Class A shares shown in the chart because all shares of the Fund are invested in the same portfolio of securities. The annual returns of the different Classes of shares will differ only to the extent that the expenses of the Classes differ.

Class A, B and C share sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown.

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2004, to a broad-based securities market benchmark. The table includes the effects of maximum sales loads. The table also shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Life of Fund**
Large Cap Growth Fund Class A Shares
Return Before Taxes	(0.97)%	(10.38)%	(10.10)%
Return After Taxes on Distributions	(0.97)%	(10.38)%	(10.10)%
Return After Taxes on Distributions and Sale of Fund Shares	(2.65)%	(8.75)%	(8.52)%
Large Cap Growth Fund Class B Shares (Return Before Taxes)	(0.64)%	(10.39)%	(10.12)%
Large Cap Growth Fund Class C Shares (Return Before Taxes)	3.37%	(10.05)%	(9.73)%
Russell 1000® Growth Index* (reflects no deduction for fees, expenses or taxes)	6.30%	(9.29)%	(9.08)%

*	The Russell 1000® Growth Index is an unmanaged index of large-capitalization companies with above average price-to-book ratios and forecasted growth rates.
**	The Fund’s inception was on December 27, 1999.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees are fees paid directly from your investment.

	Class A		Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	5.75%		None	None
Maximum Deferred Sales Charge (Load) (as % of redemption proceeds)	None	(1)	5.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	None		None	None
Redemption Fee (as % of amount redeemed)
Shares held less than 60 days	None		None	None
Shares held 60 days or more	None		None	None
Exchange Fee	None		None	None

Annual Fund operating expenses are deducted from the Fund’s assets:

	Class A	Class B		Class C
Management Fee	.80%	.80%		.80%
Distribution (Rule 12b-1) Fees	None	.75%	(2)	.75%	(2)
Shareholder Service Fees	.25%	.25%		.25%
Other Expenses	1.24%	1.24%		1.24%

Total Annual Fund Operating Expenses (without waiver)(3)	2.29%	3.04%		3.04%
Advisor’s Expense Waiver	1.04%	1.04%		1.04%

Net Expenses (with waiver)	1.25%	2.00%		2.00%

(1)	The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1.00% during the first year and 0.50% during the second year. For more information about the Large Order NAV Purchase Privilege see “Choosing a Share Class—Special Features” below.
(2)	Long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.
(3)	The Advisor has entered into a contractual agreement with the Fund to cap the operating expenses for the Fund’s Class A, B and C shares at 1.00% of average daily net assets plus any distribution and/or shareholder service fees until April 30, 2006. The Advisor may continue to waive fees thereafter.

Example:    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Class C
1 Year	$695	$703	$303
3 Years	$1,155	$1,142	$842
5 Years	$1,640	$1,705	$1,505
10 Years	$2,974	$3,023	$3,282

You would pay the following expenses if you did not redeem your shares:

	Class A	Class B	Class C
1 Year	$695	$203	$203
3 Years	$1,155	$842	$842
5 Years	$1,640	$1,505	$1,505
10 Years	$2,974	$3,023	$3,282

WILLIAM BLAIR SMALL CAP GROWTH FUND	SUMMARY

The William Blair Small Cap Growth Fund is closed to new investors. Unless you fit into one of the investor categories described below, you may invest in the Fund.

You may purchase Fund shares if you are:

•	A current Fund shareholder;

•	An investor who has previously entered into a letter of intent with the Fund or the Distributor;

•	A participant in a qualified defined contribution retirement plan that offers the Fund as an investment option;

•	A wrap fee program or financial advisory firm charging asset-based fees with existing accounts purchasing shares on behalf of new and existing clients; or

•	A client who maintains a brokerage or managed account with William Blair & Company, L.L.C.

Except as otherwise noted, these restrictions apply to investments made directly with William Blair and Company, L.L.C. and investments made through financial institutions and/or intermediaries. Once an account is closed, additional investments will not be accepted unless you are one of the investors listed above. Exchanges into the Fund from other William Blair Funds are not permitted, unless the exchange is being made into an existing Fund account. Investors may be required to demonstrate eligibility to purchase shares of the Fund before an investment is accepted. Management reserves the right to (i) make additional exceptions that, in its judgment, do not adversely affect its ability to manage the Fund, (ii) reject any investment or refuse any exception, including those detailed above, that it believes will adversely affect its ability to manage the Fund, and (iii) close and re-open the Fund to new or existing shareholders at any time.

INVESTMENT OBJECTIVE:    The William Blair Small Cap Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small cap companies. The Fund primarily invests in a diversified portfolio of common stocks of small domestic growth companies that are expected to experience solid growth in earnings. The Advisor currently defines small cap companies as those with market capitalizations of $3 billion or less at the time of the Fund’s purchase. The Fund also invests in securities of micro-cap companies (i.e., those with market capitalizations of $300 million or less at the time of the Fund’s purchase). To a limited extent (i.e., with respect to the remaining 20% of its net assets), the Fund may also purchase stock in companies with business characteristics and growth prospects similar to small companies, but which may have market capitalizations above $3 billion. The Fund will invest in many new companies, both through initial public offerings (“IPOs”) and private placements. The Fund may purchase and sell investments without regard to their holding period. The Advisor may aggressively trade the Fund’s portfolio in order to take advantage of short-term appreciation of particular stocks.

The Fund will provide shareholders with at least 60 days prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING:    Since the Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of small and medium-sized companies are volatile and less liquid than securities of large companies. In addition, small and medium-sized companies may be traded in low volumes, which can increase volatility. These risks are intensified for investments in micro-cap companies.

New companies in which the Fund invests may be undercapitalized and may have inexperienced management. When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements are not publicly traded and may be difficult to sell; because there is no public market for some of these securities, it may be difficult to determine their value. The Fund may not be able to sell these securities at the same price at which they are carried in the portfolio.

The Fund may trade aggressively and thus may experience high portfolio turnover and relatively high transaction costs. The Fund may realize significant short-term and long-term capital gains, which will result in taxable distributions to investors. Tax and transaction costs may lower the Fund’s effective return for investors.

THE FUND INVOLVES A HIGH LEVEL OF RISK, AND MAY NOT BE APPROPRIATE FOR EVERYONE.    You should consider it only for the aggressive portion of your portfolio. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the year indicated compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns (Class A Shares)(1)

Highest Quarterly Return 49.66% (1Q00)	Lowest Quarterly Return (21.32)% (3Q02)

(1)	The returns for the Class B and Class C shares will be substantially similar to those of the Class A shares shown in the chart because all shares of the Fund are invested in the same portfolio of securities. The annual returns of the different Classes of shares will differ only to the extent that the expenses of the Classes differ.

Class A, B and C share sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown.

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the period ended December 31, 2004, to broad-based securities market benchmarks. The table includes the effects of maximum sales loads. The table also shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Life of Fund***
Small Cap Growth Fund Class A Shares
Return Before Taxes	19.85%	22.00%	22.38%
Return After Taxes on Distributions	18.02%	21.22%	21.60%
Return After Taxes on Distributions and Sale of Fund Shares	12.11%	19.10%	19.45%
Small Cap Growth Fund Class B Shares (Return Before Taxes)	21.25%	22.33%	22.74%
Small Cap Growth Fund Class C Shares (Return Before Taxes)	25.24%	22.51%	22.78%
Russell 2000® Index* (reflects no deduction for fees, expenses or taxes)	18.33%	6.61%	7.53%
Russell 2000® Growth Index** (reflects no deduction for fees, expenses or taxes)	14.31%	(3.57)%	(2.43)%

*	The Russell 2000® Index is an unmanaged composite of the smallest 2000 stocks of the Russell 3000® Index.
**	The Russell 2000® Growth Index is an unmanaged composite of small capitalization companies with above average price-to-book ratios and forecasted growth rates.
***	The Fund’s inception was on December 27, 1999.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees are fees paid directly from your investment.

	Class A		Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	5.75%		None	None
Maximum Deferred Sales Charge (Load) (as % of redemption proceeds)	None	(1)	5.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	None		None	None
Redemption Fee (as % of amount redeemed)
Shares held less than 60 days	None		None	None
Shares held 60 days or more	None		None	None
Exchange Fee	None		None	None

Annual Fund operating expenses are deducted from the Fund’s assets:

	Class A	Class B		Class C
Management Fee	1.10%	1.10%		1.10%
Distribution (Rule 12b-1) Fees	None	.75%	(2)	.75%	(2)
Shareholder Service Fees	.25%	.25%		.25%
Other Expenses	.11%	.11%		.11%

Total Annual Fund Operating Expenses(3)	1.46%	2.21%		2.21%

(1)	The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1.00% during the first year and 0.50% during the second year. For more information about the Large Order NAV Purchase Privilege see “Choosing a Share Class—Special Features” below.
(2)	Long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.
(3)	The Advisor has entered into a contractual agreement with the Fund to cap the operating expenses for the Fund’s Class A, B and C shares at 1.25% of average daily net assets plus any distribution and/or shareholder service fees until April 30, 2006.

Example:    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Class C
1 Year	$719	$728	$328
3 Years	$1,014	$995	$695
5 Years	$1,330	$1,388	$1,188
10 Years	$2,224	$2,269	$2,547

You would pay the following expenses if you did not redeem your shares:

	Class A	Class B	Class C
1 Year	$719	$228	$228
3 Years	$1,014	$695	$695
5 Years	$1,330	$1,188	$1,188
10 Years	$2,224	$2,269	$2,547

WILLIAM BLAIR SMALL-MID CAP GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Small-Mid Cap Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small and medium-sized companies. The Fund primarily invests in a diversified portfolio of common stocks of small and medium-sized domestic growth companies that are expected to experience solid growth in earnings. The Advisor currently defines small and medium-sized companies as those with market capitalizations of $12 billion or less at the time of the Fund’s investment. The companies in which the Fund invests may include micro-cap and new companies (companies with limited operating histories). To a limited extent (i.e., with respect to the remaining 20% of its net assets), the Fund may also invest in companies with business characteristics and growth prospects similar to small and medium-sized companies, but which may have market capitalizations above $12 billion.

The Fund will provide shareholders with at least 60 days prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING:    Since the Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of small and medium-sized companies are more volatile and less liquid than securities of large companies. In addition, small and medium-sized companies may be traded in low volumes, which can increase volatility. These risks are intensified for investments in micro-cap companies. New companies in which the Fund invests may be undercapitalized and may have inexperienced management.

THE FUND INVOLVES A HIGH LEVEL OF RISK, AND MAY NOT BE APPROPRIATE FOR EVERYONE.    You should consider it only for the more aggressive portion of your portfolio. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:

Annual Total Returns.    The bar chart below provides an illustration of the Fund’s performance for the calendar year indicated. The information below provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for the year indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns (Class A Shares)(1)

Highest Quarterly Return 9.52% (4Q04)	Lowest Quarterly Return (3.20)% (3Q04)

(1)	The returns for the Class B and Class C shares will be substantially similar to those of the Class A shares shown in the chart because all shares of the Fund are invested in the same portfolio of securities. The annual returns of the different Classes of shares will differ only to the extent that the expenses of the Classes differ.

Class A, B and C share sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown.

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the period ended December 31, 2004, to a broad-based securities market benchmark. The table includes the effects of maximum sales loads. The table also shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Life of Fund***
Small-Mid Cap Growth Fund Class A Shares
Return Before Taxes	6.86%	6.16%
Return After Taxes on Distributions	6.86%	6.16%
Return After Taxes on Distributions and Sale of Fund Shares	2.45%	4.39%
Small-Mid Cap Growth Fund Class B Shares (Return Before Taxes)	7.58%	7.82%
Small-Mid Cap Growth Fund Class C Shares (Return Before Taxes)	11.58%	11.78%
Russell 2500 Growth Index* (reflects no deduction for fees, expenses or taxes)	14.59%	15.68%

*	The Russell 2500 Growth Index is an unmanaged, capitalization-weighted index that measures the performance of those Russell 2500 companies with above average price-to book ratios and forecasted growth rates.
**	The Fund’s inception was on December 29, 2003.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees are fees paid directly from your investment.

	Class A		Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	5.75%		None	None
Maximum Deferred Sales Charge (Load) (as % of original purchase or sales proceeds, whichever is lower)	None	(1)	5.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	None		None	None
Redemption Fee (as % of amount redeemed)
Shares held less than 60 days	None		None	None
Shares held 60 days or more	None		None	None
Exchange Fee	None		None	None

Annual Fund operating expenses are deducted from the Fund’s assets:

	Class A	Class B		Class C
Management Fee	1.00%	1.00%		1.00%
Distribution (Rule 12b-1) Fees	None	.75%	(2)	.75%	(2)
Shareholder Service Fees	.25%	.25%		.25%
Other Expenses(3)	.89%	.89%		.89%

Total Annual Fund Operating Expenses (without waiver)(3)	2.14%	2.89%		2.89%
Advisor’s Expense Waiver	.74%	.74%		.74%

Net Expenses (with waiver)	1.40%	2.15%		2.15%

(1)	The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1.00% during the first year and 0.50% during the second year. For more information about the Large Order NAV Purchase Privilege see “Choosing a Share Class—Special Features” below.
(2)	Long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.
(3)	The Advisor has entered into a contractual agreement with the Fund to cap the operating expenses for the Fund’s Class A, B and C shares at 1.15% of average daily net assets plus any distribution and/or shareholder service fees until April 30, 2006; the Advisor may continue to waive fees thereafter. For a period of three years subsequent to the Fund’s Commencement of Operations on December 29, 2003, the Advisor is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the expenses of a class remain below the applicable operating expense cap plus any distribution and/or shareholder service fee.

Example:    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Class C
1 Year	$709	$718	$318
3 Years	$1,139	$1,125	$825
5 Years	$1,594	$1,658	$1,458
10 Years	$2,850	$2,899	$3,161

You would pay the following expenses if you did not redeem your shares:

	Class A	Class B	Class C
1 Year	$709	$218	$218
3 Years	$1,139	$825	$825
5 Years	$1,594	$1,458	$1,458
10 Years	$2,850	$2,899	$3,161

WILLIAM BLAIR INTERNATIONAL GROWTH FUND	SUMMARY

The William Blair International Growth Fund is closed to new investors. Unless you fit into one of the investor categories described below, you may not invest in the Fund.

You may purchase Fund shares through your existing Fund account and reinvest dividends and capital gains in the Fund if you are:

•	A current Fund shareholder;

•	An investor who entered into a letter of intent with the Fund or the Distributor;

•	A wrap fee program or financial advisory firm charging asset-based fees with existing accounts as of June 30, 2004, may be allowed to purchase shares for new and existing clients; or

•	A client who maintains a brokerage or managed account with William Blair & Company, L.L.C.

These restrictions apply to investments made directly with William Blair & Company, L.L.C. and investments made through financial institutions and/or intermediaries. Once an account is closed, additional investments will not be accepted unless you are one of the investors listed above. Exchanges into the fund from other William Blair Funds are not permitted, unless the exchange is being made into an existing Fund account. Investors may be required to demonstrate eligibility to purchase shares of the Fund before an investment is accepted. Management reserves the right to (i) make additional exceptions that, in its judgment, do not adversely affect its ability to manage the Fund, (ii) reject any investment or refuse any exception, including those detailed above, that it believes will adversely affect its ability to manage the Fund, and (iii) close and re-open the Fund to new or existing shareholders at any time.

INVESTMENT OBJECTIVE:    The William Blair International Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    The Fund invests a substantial portion of its assets in a diversified portfolio of common stocks of foreign companies of all sizes. In choosing investments, the Advisor performs fundamental company analysis. The Advisor generally seeks common stocks of companies that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary the geographic diversification and types of securities in which the Fund invests based upon its ongoing evaluation of economic, market and political trends throughout the world. The Advisor normally allocates the Fund’s investments among at least six different countries. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. However, selective investments may also be made in Latin America and in other parts of the world. The Fund may invest in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Advisor intends to maintain approximately 10 to 20% of the Fund’s assets in emerging markets.

MAIN RISKS OF INVESTING:    Because the Fund invests most of its assets in common stocks of foreign companies, the primary risk is that the value of the stocks it holds might decrease in response to the activities of those companies or market and economic conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards, and less stringent regulation of securities markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees and higher brokerage commissions associated with foreign securities investments. These risks are magnified in less-established, emerging markets. In addition, the Fund may invest in the securities of small companies, which may be more volatile and less liquid than securities of large companies. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last 10 calendar years. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns (Class A Shares)(1)

Highest Quarterly Return 42.77% (4Q99)	Lowest Quarterly Return (19.09)% (3Q02)

(1)	The Class A, Class B and Class C shares were first publicly offered in 1999. The performance shown for 2000, 2001, 2002, 2003 and 2004 is the actual performance for the Class A shares. The performance for the periods prior thereto is based upon the Fund’s Class N shares adjusted to reflect the expenses of Class A shares, as applicable. The returns for the Class B and Class C shares will be substantially similar to those of the Class A shares shown in the chart because all shares of the Fund are invested in the same portfolio of securities. The annual returns of the different Classes of shares will differ from the Class A shares only to the extent that the expenses of the Classes differ.

Class A, B and C share sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown.

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2004, to a broad-based securities market benchmark. The table includes the effects of maximum sales loads. The table also shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Class A, B and C shares were first publicly offered in 1999. The five most recent years of the average annual total return figures is the actual performance for each Class of shares. The performance for the periods prior thereto is based upon the performance of the Fund’s Class N shares, adjusted to reflect the sales loads and expenses, as applicable, for each Class of shares.

	1 Year	5 Years	10 Years
International Growth Fund Class A Shares
Return Before Taxes	11.65%	1.33%	11.44%
Return After Taxes on Distributions	11.65%	0.30%	9.83%
Return After Taxes on Distributions and Sale of Fund Shares	5.56%	0.43%	9.24%
International Growth Fund Class B Shares (Return Before Taxes)	12.61%	1.39%	11.23%
International Growth Fund Class C Shares (Return Before Taxes)	16.61%	1.77%	11.23%
MSCI AC WLDF EX U.S.* (reflects no deduction for fees, expenses or taxes)	21.36%	0.02%	6.02%

*	The Morgan Stanley Capital International All Country World (Free) except U.S. Index (MSCI AC WLDF EX U.S.) is an unmanaged index that includes developed and emerging markets.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees are fees paid directly from your investment.

	Class A		Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	5.75%		None	None
Maximum Deferred Sales Charge (Load) (as % of redemption proceeds)	None	(1)	5.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	None		None	None
Redemption Fee (as % of amount redeemed)
Shares held less than 60 days	None		None	None
Shares held 60 days or more	None		None	None
Exchange Fee	None		None	None

Annual Fund operating expenses are deducted from the Fund’s assets:

	Class A	Class B		Class C
Management Fee	1.00%	1.00%		1.00%
Distribution (Rule 12b-1) Fees	None	.75%	(2)	.75%	(2)
Shareholder Service Fees	.25%	.25%		.25%
Other Expenses	.22%	.22%		.22%

Total Annual Fund Operating Expenses(3)	1.47%	2.22%		2.22%

(1)	The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1.00% during the first year and 0.50% during the second year. For more information about the Large Order NAV Purchase Privilege see “Choosing a Share Class—Special Features” below.
(2)	Long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.
(3)	The Advisor has entered into a contractual agreement with the Fund to cap the Fund’s Class A, B and C shares operating expenses at 1.23% of average daily net assets plus any distribution and/or shareholder service fees until April 30, 2006.

Example:    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Class C
1 Year	$717	$726	$326
3 Years	$1,014	$995	$695
5 Years	$1,332	$1,390	$1,190
10 Years	$2,231	$2,276	$2,554

You would pay the following expenses if you did not redeem your shares:

	Class A	Class B	Class C
1 Year	$717	$226	$226
3 Years	$1,014	$695	$695
5 Years	$1,332	$1,190	$1,190
10 Years	$2,231	$2,276	$2,554

WILLIAM BLAIR INTERNATIONAL EQUITY FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair International Equity Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund primarily invests in a diversified portfolio of common stocks of large and medium-sized companies located in countries included in the Morgan Stanley Capital International All Country World Ex.-U.S. Index. As of March 31, 2005, the Morgan Stanley Capital International All Country World Ex.-U.S. Index had an average market capitalization of $7.6 billion. In choosing investments, the Advisor performs fundamental company analysis. The Advisor generally seeks common stocks of companies that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary the geographic diversification and types of securities in which the Fund invests based upon its ongoing evaluation of economic, market and political trends throughout the world. The Advisor normally will allocate the Fund’s investments among at least six different countries. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Japan and the markets of the Pacific Basin. To a limited extent, the Fund may also invest in small-sized companies and Emerging Market countries.

The Fund will provide shareholders with at least 60 days’ prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING:    Because the Fund invests most of its assets in common stocks of foreign companies, the primary risk is that the value of the stocks it holds might decrease in response to the activities of those companies or market and economic conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards, and less stringent regulation of securities markets. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees and higher brokerage commissions associated with foreign securities investments. These risks are magnified in less-established emerging markets. In addition, the Fund may invest in securities of small companies, which may be more volatile and less liquid than securities of large companies. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The bar chart and table showing the Fund’s annual returns are not included because the Fund does not have annual returns for a full calendar year.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees are fees paid directly from your investment.

	Class A		Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	5.75%		None	None
Maximum Deferred Sales Charge (Load) (as % of original purchase or sales proceeds, whichever is lower)	None	(1)	5.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	None		None	None
Redemption Fee (as % of amount redeemed)
Shares held 60 days or less	None		None	None
Shares held 61 days or more	None		None	None
Exchange Fee	None		None	None

Annual Fund operating expenses are deducted from the Fund’s assets:

	Class A	Class B		Class C
Management Fee	1.10%	1.10%		1.10%
Distribution (Rule 12b-1) Fees	None	.75%	(2)	.75%	(2)
Shareholder Service Fees	.25%	.25%		.25%
Other Expenses	1.61%	1.61%		1.61%

Total Annual Fund Operating Expenses (without waiver)(3)	2.96%	3.71%		3.71%
Advisor’s Expense Waiver	1.48%	1.48%		1.48%

Net Expenses (with waiver)	1.48%	2.23%		2.23%

(1)	The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1.00% during the first year and 0.50% during the second year. For more information about the Large Order NAV Purchase Privilege see “Choosing a Share Class—Special Features” below.
(2)	Long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.
(3)	The Advisor had entered into a contractual agreement with the Fund to cap the operating expenses for the Fund’s Class A, B and C shares at 1.23% of average daily net assets plus any distribution and/or shareholder service fees, until April 30, 2006; the Advisor may continue to waive fees thereafter. For a period of three years subsequent to the Fund’s Commencement of Operations on May 24, 2004, the Advisor is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the expenses of a class remain below the applicable operating expense cap.

Example:    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Class C
1 Year	$717	$726	$326
3 Years	$1,306	$1,299	$999
5 Years	$1,920	$1,991	$1,791
10 Years	$3,567	$3,620	$3,863

You would pay the following expenses if you did not redeem your shares:

	Class A	Class B	Class C
1 Year	$717	$226	$226
3 Years	$1,306	$999	$999
5 Years	$1,920	$1,791	$1,791
10 Years	$3,567	$3,620	$3,863

WILLIAM BLAIR VALUE DISCOVERY FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Value Discovery Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    The Fund invests primarily in a diversified portfolio of equity securities (including common stocks and other forms of equity investments) of small companies that the Advisor believes offer a long-term investment value. From time to time, the Fund may invest in securities of micro-cap companies (i.e., those with market capitalizations of $300 million or less at the time of the Fund’s purchase). In implementing its value discipline, the Advisor evaluates the extent to which a company meets the following criteria: (a) whether the company’s current market value reflects a material discount from the Advisor’s estimate of the company’s value, (b) whether the company has a reasonable expectation of improving its level of profitability over a three-year investment horizon, (c) whether the company has a capable and skilled management team, (d) whether the company has a relatively strong capital structure, and (e) whether there is a likelihood that the company will undergo a positive corporate change within a three-year investment horizon. The weight that the Advisor gives to each of the investment criteria depends upon the circumstances, and some of the Fund’s investments will not meet all of the criteria.

MAIN RISKS OF INVESTING:    Since the Fund invests most of its assets in equity securities, the primary risk is that the value of the securities it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of smaller companies may be more volatile and more speculative than the securities of larger, more established issuers, which may cause the Fund’s share price to be more volatile. In addition, small companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. These risks are intensified for investments in micro-cap companies. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns (Class A Shares)(1)

Highest Quarterly Return 26.50% (3Q97)	Lowest Quarterly Return (21.68)% (3Q02)

(1)

The Class A, Class B and Class C shares were first publicly offered in 1999. The performance shown for 2000, 2001, 2002, 2003 and 2004 is the actual performance for the Class A shares. The performance for the periods prior thereto is based upon the Fund’s Class N shares as adjusted to reflect the expenses of Class A shares as applicable. The returns for the Class B and Class C shares will be substantially similar to those of the Class A shares shown in the chart because all shares of the Fund are invested in the same portfolio of securities. The annual returns of the different Classes of shares will differ from the Class A shares only to the extent that the expenses of the Classes differ.

Class A, B and C share sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown.

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2004, to broad-based securities market benchmarks. The table includes the effects of maximum sales loads. The table also shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Class A, B and C shares were first publicly offered in 1999. The five most recent years of the average annual total return figures is the actual performance for each Class of shares. The performance for the life of the Fund is based upon the performance of the Fund’s Class N shares, adjusted to reflect the sales loads and expenses, as applicable, for each Class of shares.

	1 Year	5 Year	Life of Fund***
Value Discovery Fund Class A Shares Return Before Taxes	5.46%	12.91%	12.66%
Return After Taxes on Distributions	3.69%	11.84%	11.79%
Return After Taxes on Distributions and Sale of Fund shares	3.82%	10.74%	10.79%
Value Discovery Fund Class B Shares (Return Before Taxes)	6.04%	13.11%	12.53%
Value Discovery Fund Class C Shares (Return Before Taxes)	10.08%	13.37%	12.53%
Russell 2000® Index* (reflects no deduction for fees, expenses or taxes)	18.33%	6.61%	9.15%
Russell 2000® Value Index** (reflects no deduction for fees, expenses or taxes)	22.25%	17.23%	13.30%

*	The Russell 2000® Index is an unmanaged composite of the smallest 2000 stocks of the Russell 3000 Index, which consists of the largest 3000 stocks in the U.S. market as determined by market capitalization.
**	The Russell 2000® Value Index is an unmanaged composite of small capitalization companies with below average price-to-book ratios and forecasted growth rates.
***	The Fund’s inception was on December 23, 1996.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees are fees paid directly from your investment.

	Class A		Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	5.75%		None	None
Maximum Deferred Sales Charge (Load) (as % of redemption proceeds)	None	(1)	5.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	None		None	None
Redemption Fee (as % of amount redeemed)	None		None	None
Shares held less than 60 days	None		None	None
Shares held 60 days or more	None		None	None
Exchange Fee	None		None	None

Annual Fund operating expenses are deducted from the Fund’s assets:

	Class A	Class B		Class C
Management Fee	1.15%	1.15%		1.15%
Distribution (Rule 12b-1) Fees	None	.75%	(2)	.75%	(2)
Shareholder Service Fees	.25%	.25%		.25%
Other Expenses	.08%	.08%		.08%

Total Annual Fund Operating Expenses (without waiver)(3)	1.48%	2.23%		2.23%
Advisor’s Expense Waiver	.14%	.14%		.14%

Net Expenses (with waiver)	1.34%	2.09%		2.09%

(1)	The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1.00% during the first year and 0.50% during the second year. For more information about the Large Order NAV Purchase Privilege see “Choosing a Share Class—Special Features” below.
(2)	Long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.
(3)	The Advisor has entered into a contractual agreement with the Fund to cap the operating expenses for the Fund’s Class A, B and C shares at 1.09% of average daily net assets plus any distribution and/or shareholder service fees for the period May 1, 2005 to April 30, 2005; the Advisor may continue to waive fees thereafter.

Example:    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Class C
1 Year	$704	$712	$312
3 Years	$1,003	$984	$684
5 Years	$1,324	$1,382	$1,182
10 Years	$2,230	$2,276	$2,554

You would pay the following expenses if you did not redeem your shares:

	Class A	Class B	Class C
1 Year	$704	$212	$212
3 Years	$1,003	$684	$684
5 Years	$1,324	$1,182	$1,182
10 Years	$2,230	$2,276	$2,554

WILLIAM BLAIR INCOME FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Income Fund seeks a high level of current income with relative stability of principal.

MAIN INVESTMENT STRATEGIES:    The Fund invests primarily in a diversified portfolio of intermediate-term income-producing securities, including government securities, U.S. dollar-denominated corporate bonds and notes, collateralized obligations and money market instruments that are rated in one of the top three categories. The Fund’s investments are subject to certain maturity and duration restrictions, by which the Fund seeks to approximate the total returns of the Lehman Intermediate Government/Credit Bond Index, while also providing investors with the additional security of shorter-term obligations. The Advisor considers the Fund’s exposure to interest rate risk.

For further information on maturity and duration restrictions, please see “Investment Objectives and Principal Investment Strategies—William Blair Income Fund—Goal and Principal Strategies.”

MAIN RISKS OF INVESTING:    The primary risk of investing in the Fund is interest rate risk. The value of income producing securities will generally decrease when interest rates rise which means the Fund’s net asset value and total returns will likewise decrease. Investments with longer maturities, which typically provide higher yields than securities with shorter maturities, may subject the Fund to increased price changes resulting from market yield fluctuations. The Fund’s investments in collateralized mortgage obligations are subject to prepayment risk. Prepayment of high interest rate mortgage-backed securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if the prepaid securities were acquired at a premium. The Fund is also subject to credit risk. The Fund’s net asset value and total return may be adversely affected by the inability of the issuers of the Fund’s securities to make payment at maturity. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result.

FUND PERFORMANCE HISTORY

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last 10 calendar years. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns (Class A Shares)(1)

Highest Quarterly Return 4.43% (2Q95)	Lowest Quarterly Return (1.68)% (2Q04)

(1)

The Class A, Class B and Class C shares were first publicly offered in 1999. The performance shown for 2000, 2001, 2002, 2003 and 2004 is the actual performance for the Class A shares. The performance for the periods prior thereto is based upon the Fund’s Class N shares as adjusted to reflect the expenses of Class A shares, as applicable. The returns for the Class B and Class C shares will be substantially similar to those of the Class A shares shown in the chart because all shares of the Fund are invested in the same portfolio of securities. The annual returns of the different Classes of shares will differ from the Class A shares only to the extent that the expenses of the Classes differ.

Class A, B and C share sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown.

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2004, to a broad-based market benchmark. The table includes the effects of maximum sales loads. The table also shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Class A, B and C shares were first publicly offered in 1999. The five most recent years of the average annual total return figures is the actual performance for each Class of shares. The performance for the periods prior thereto is based upon the performance of the Fund’s Class N shares, adjusted to reflect the sales loads and expenses, as applicable, for each Class of shares.

	1 Year	5 Years	10 Years
Income Fund Class A Shares
Return Before Taxes	0.54%	5.83%	6.01%
Return After Taxes on Distributions	(1.25)%	(0.12)%	1.82%
Return After Taxes on Distributions and Sale of Fund Shares	(0.87)%	1.19%	2.49%
Income Fund Class B Shares (Return Before Taxes)	(0.09)%	5.46%	5.44%
Income Fund Class C Shares (Return Before Taxes)	0.80%	5.40%	5.42%
Lehman Intermediate Government/Credit Bond Index* (reflects no deduction for fees, expenses or taxes)	3.04%	7.21%	7.15%

*	The Lehman Intermediate Government/Credit Bond Index is an unmanaged index that represents broad intermediate government/corporate bond market performance.

Yield:    You may obtain the most current yield information for the Fund by calling 1-800-742-7272.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees are fees paid directly from your investment.

	Class A		Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	2.00%		None	None
Maximum Deferred Sales Charge (Load) (as % of redemption proceeds)	None	(1)	2.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	None		None	None
Redemption Fee (as % of amount redeemed)
Shares held less than 60 days	None		None	None
Shares held 60 days or more	None		None	None
Exchange Fee	None		None	None

Annual Fund operating expenses are deducted from the Fund’s assets:

	Class A	Class B		Class C
Management Fee	.49%	.49%		.49%
Distribution (Rule 12b-1) Fees	None	.75%	(2)	.75%	(2)
Shareholder Service Fees	.15%	.15%		.15%
Other Expenses	.14%	.14%		.14%

Total Annual Fund Operating Expenses	.78%	1.53%		1.53%

(1)	The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of .25% during the first year. For more information about the Large Order NAV Purchase Privilege see “Choosing a Share Class—Special Features” below.
(2)	Long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

Example:    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Class C
1 Year	$278	$356	$256
3 Years	$444	$483	$483
5 Years	$625	$664	$834
10 Years	$1,147	$1,185	$1,824

You would pay the following expenses if you did not redeem your shares:

	Class A	Class B	Class C
1 Year	$278	$156	$156
3 Years	$444	$483	$483
5 Years	$625	$664	$834
10 Years	$1,147	$1,185	$1,824

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

Each Fund is a series of William Blair Funds, an open-end management investment company. William Blair & Company, L.L.C. (the “Advisor”) provides management and investment advisory services to the Funds.

The following section takes a closer look at the investment objective of each Fund, its principal investment strategies, additional strategies and certain related investment risks. Each Fund’s secondary strategies or investments are described in the Investment Glossary. In addition, the Statement of Additional Information contains more information about certain of these practices, the potential risks and/or the limitations adopted by each Fund to help manage such risks.

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Growth Fund, Tax-Managed Growth Fund, Large Cap Growth Fund, Small Cap Growth Fund, Small-Mid Cap Growth Fund, International Growth Fund, International Equity Fund and Value Discovery Fund are intended for long-term investors. In addition, the International Growth Fund and International Equity Fund are intended for investors who can accept the risks entailed in investing in foreign securities. The Small Cap Growth Fund, the Small-Mid Cap Growth Fund and the Value Discovery Fund are intended for long-term investors who can accept the risks entailed in investing in small cap companies. Of course, there can be no assurance that a Fund will achieve its objective.

Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information and at http://www.williamblairfunds.com.

WILLIAM BLAIR GROWTH FUND

Goal and Principal Strategies

The William Blair Growth Fund seeks long-term capital appreciation. The Fund invests primarily in a diversified portfolio of the common stocks of domestic growth companies with sustainable, above-average growth from one business cycle to the next. The Fund generally does not invest in mature industries, but may do so when the Advisor expects a multi-year period of sustained growth.

The Advisor seeks growth opportunities by investing in large, medium and small companies in varying proportions:

Large, high quality growth companies that have demonstrated sustained growth over a long period of time;

Medium-sized companies of recognized investment quality whose records of sales and earnings growth may not be as well established; and

Small, emerging, rapid-growth companies that have had especially vigorous growth in revenues and earnings.

Investment Process

The Advisor utilizes an investment process that relies on thorough, in-depth fundamental research of a company, its competitors, its suppliers and its customers. The Advisor will invest in companies that it believes are high quality considering some or all of the following investment criteria:

A leader in the field.     The company should be, or clearly have the expectation of becoming, a significant provider in the primary markets it serves.

Unique or specialty company.    The company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors. This may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position.

Quality products or services.     The company’s products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty.

Marketing capability.    The company should have a distinctive capability in sales, service or distribution.

Value to customer.    The prices of the company’s products or services should be based upon their value to the customer, rather than their production cost.

Return on equity.    The company should have achieved, or have the potential to achieve, an above-average return on equity through efficient use of assets and adequate margins, rather than excessive financial leverage. Such companies should be able to finance most or all of their growth internally and translate revenue and income growth into rising per share earnings and dividends.

Conservative financial policies and accounting practices.    The company should have a relatively simple, clean financial structure and adhere to conservative and straightforward accounting practices.

Additional Strategies

The Fund may invest up to 15% of its net assets in foreign securities, which may include American Depository Receipts or substantially similar investments; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, when-issued and delayed delivery securities and repurchase agreements which are described in the Investment Glossary at the end of this prospectus. From time to time, the Fund may invest in related equity securities such as preferred stocks, convertible securities and warrants which are described in the Statement of Additional Information. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund may invest to a limited extent in warrants, which are described in the Statement of Additional Information.

Portfolio Management

The Growth Fund is managed by John F. Jostrand.

John Jostrand, a principal of William Blair & Company, L.L.C., has managed the Fund since 2001. He joined the firm in 1993 as a portfolio manager and is now a member of the Investment Management Department’s Institutional Growth Team. Previously, he was with TRW, Inc. for ten years as Director, Investments, equity portfolio manager and venture capital funds manager. Prior to that he was with Boatmen’s National Bank for five years as Assistant Trust Officer, equity fund manager and research analyst. He is a member of the CFA Institute and past president of the Pilgrim Village Board of Trustees. Education: B.A., University of Missouri; M.B.A., University of Michigan; and CFA.

The Statement of Additional Information provides additional information about Mr. Jostrand, including his compensation, other accounts he manages and his ownership of securities in the Fund.

WILLIAM BLAIR TAX-MANAGED GROWTH FUND

Goal and Principal Strategies

The William Blair Tax-Managed Growth Fund seeks long-term capital appreciation. The Fund employs a number of techniques designed specifically to enhance the long-term, after-tax returns for its shareholders. The Fund invests primarily in a diversified portfolio of common stocks of domestic growth companies with sustainable, above-average growth from one business cycle to the next. The Fund generally does not invest in cyclical industries, but may do so when the Advisor expects a multi-year period of sustained growth.

The Advisor seeks growth opportunities by investing in large, medium and small companies in varying proportions:

Large, high quality growth companies that have demonstrated sustained growth over a long period of time;

Medium-sized companies of recognized investment quality whose records of sales and earnings growth may not be as well established; and

Small, emerging, rapid-growth companies that have had especially vigorous growth in revenues and earnings.

The Advisor attempts to achieve high after-tax returns by balancing investment considerations and tax considerations. The Advisor seeks to achieve returns primarily in the form of price appreciation and to minimize income distributions and distributions of realized short-term gains. Among the techniques and strategies used in the tax-efficient management of the Fund are the following:

•	investing primarily in lower-yielding stocks;

•	employing a long-term, low turnover approach to investing;

•	attempting to avoid net realized short-term gains;

•	when appropriate, selling stocks trading below cost to realize losses;

•	in selling appreciated stocks, selecting the most tax-favored share lots; and

•	selectively using tax-advantage hedging techniques, such as derivative transactions, as an alternative to taxable sales.

To protect against price declines in securities holdings with large accumulated gains, the Fund may use various hedging techniques (such as purchased put options, equity collars (combining the purchase of a put option and the sale of a call option), equity swaps, and the purchase or sale of stock index futures contracts). By using these techniques rather than selling appreciated securities, the Fund can reduce its exposure to price declines in the securities without realizing substantial capital gains under current tax law. These derivative instruments may also be used by the Fund as a substitute for the purchase or sale of securities. The use of derivatives is highly specialized. The use of derivative instruments can result in losses that substantially exceed the initial amount paid or received by the Fund. Equity swaps and over-the-counter options are private contracts in which there is a risk of loss in the event of a counterparty’s default. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying security.

The Fund can generally be expected to distribute a smaller percentage of returns each year than most other equity mutual funds. There can be no assurance, however, that taxable distributions can be avoided.

Investment Process

The Advisor utilizes an investment process that relies on thorough, in-depth fundamental research of a company, its competitors, its suppliers and its customers.

The Advisor will invest in companies that it believes are well-managed considering some or all of the following investment criteria:

A leader in the field.    The company should be, or clearly have the expectation of becoming, a significant provider in the primary markets it serves.

Unique or specialty company.    The company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors. This may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position.

Quality products or services.    The company’s products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty.

Marketing capability.    The company should have a distinctive capability in sales, service or distribution.

Value to customer.    The prices of the company’s products or services should be based upon their value to the customer, rather than their production cost.

Return on equity.    The company should have achieved, or have the potential to achieve, an above-average return on equity through efficient use of assets and adequate margins, rather than excessive financial leverage. Such companies should be able to finance most or all of their growth internally and translate revenue and income growth into rising per share earnings and dividends.

Conservative financial policies and accounting practices.    The company should have a relatively simple, clean financial structure and adhere to conservative and straightforward accounting practices.

Additional Strategies

The Fund may invest up to 15% of its net assets in foreign securities, which may include American Depository Receipts or substantially similar investments; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may also invest in, illiquid securities, warrants, investment companies, when-issued and delayed delivery securities and repurchase agreements which are described in the Investment Glossary at the end of this prospectus. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover.

Portfolio Management

The Tax-Managed Growth Fund is co-managed by Mark A. Fuller III and Gregory J. Pusinelli. These two individuals are responsible for investment strategy, asset allocation, portfolio construction, the majority of research of companies in the Fund’s portfolio of investments, and security selection.

All portfolio decisions regarding stock selection and portfolio construction are made jointly by the two Fund managers. Informal meetings take place daily among the two members of this management team. It is from these frequent meetings that portfolio is constructed. Each team member is responsible for sponsoring a stock for inclusion in the portfolio, and it is up to him to gather all research from the resources available. Ultimately, each manager must then convince the other co-managers to agree that the Fund should own that stock.

Mark A. Fuller, III, a principal of William Blair & Company, L.L.C., has co-managed the Fund since 2002. He has been with the firm since 1983. He began his career in Institutional Sales, delivering research and investment ideas to large investment advisors and developing long-standing relationships with the firm’s research analysts. After moving to the Investment Management Department in 1990, Mark has been portfolio manager for numerous accounts including the Small Cap Growth Team, co-manager of the William Blair Small Cap Growth Fund from its inception in 1999 through 2001, co-manager of the William Blair Growth Fund from 1994 to 2001, and is a member of the Tax-Efficient Growth Team. Prior to joining William Blair & Company, Mark was with the IBM Corporation in technology sales. Mark is a member of the Board of Trustees at the Golden Apple Foundation, a member of the Kellogg Alumni Advisory Board, President of the Castle Park Association and a former trustee of the Kenilworth Union Church. Education: B.A., Northwestern University; M.B.A., Northwestern University Kellogg Graduate School of Management.

Greg Pusinelli, a principal of William Blair & Company, L.L.C., has co-managed the Fund since its inception in 1999. He joined the firm in 1995 as a portfolio manager. In 1996, he became the leader of the Taxable Team. Previously, he was with Stein Roe & Farnham Incorporated for nine years where he was a Senior Vice President and Principal responsible for managing client portfolios and a team of portfolio managers. He also co-managed the Investment Counsel Division’s Core Portfolio. From 1983 to 1986, he was with the First National Bank of Chicago, where he became a Vice President. Prior to that he was with Harris Trust and Savings Bank from 1980 to 1982. He is a past Chairman of the Board of Trustees of Providence-St. Mel School. Education: B.S., Indiana University; M.B.A., Northwestern University Kellogg Graduate School of Management.

The Statement of Additional Information provides additional information about the portfolio managers, including their compensation, other accounts they manage and their ownership of securities in the Fund.

WILLIAM BLAIR LARGE CAP GROWTH FUND

Goal and Principal Strategies

The William Blair Large Cap Growth Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in large cap stocks. The Fund invests in a diversified portfolio of common stocks of large domestic growth companies of high quality that have demonstrated sustained growth over a long period of time. The Advisor currently defines large cap companies as those with market capitalizations of $8 billion or more at the time of the Fund’s investment. The Fund may also invest in medium-sized growth companies of recognized investment quality whose records of sales and earnings growth may not be as well established.

The Fund invests primarily in a diversified portfolio of companies with sustainable, above-average growth from one business cycle to the next. The Fund generally does not invest in cyclical industries, but may do so when the Advisor expects a multi-year period of sustained growth.

Investment Process

The Advisor utilizes an investment process that relies on thorough, in-depth fundamental research of a company, its competitors, its suppliers and its customers. The Advisor will invest in companies that it believes are high quality considering some or all of the following investment criteria:

A leader in the field.    The company should be, or clearly have the expectation of becoming, a significant provider in the primary markets it serves.

Unique or specialty company.    The company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors. This may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position.

Quality products or services.    The company’s products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty.

Marketing capability.    The company should have a distinctive capability in sales, service or distribution.

Value to customer.    The prices of the company’s products or services should be based upon their value to the customer, rather than their production cost.

Return on equity.    The company should have achieved, or have the potential to achieve, an above-average return on equity through efficient use of assets and adequate margins, rather than excessive financial leverage. Such companies should be able to finance most or all of their growth internally and translate revenue and income growth into rising per share earnings and dividends.

Conservative financial policies and accounting practices.    The company should have a relatively simple, clean financial structure and adhere to conservative and straightforward accounting practices.

Additional Strategies

The Fund may invest up to 15% of its net assets in foreign securities, which may include American Depository Receipts or substantially similar investments; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, when-issued and delayed delivery securities and repurchase agreements which are described in the Investment Glossary at the end of this prospectus. From time to time, the Fund may invest in equity related securities such as preferred stocks, convertible securities and warrants, which are described in the Statement of Additional Information. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund also may use options, futures and other derivative instruments for hedging and risk management purposes, as further described in the Statement of Additional Information.

Portfolio Management

The Large Cap Growth Fund is co-managed by James W. Golan, John F. Jostrand and Norbert W. Truderung. These three individuals are responsible for investment strategy, asset allocation, portfolio construction, the majority of research of companies in the Fund’s portfolio of investments, and security selection.

All portfolio decisions regarding stock selection and portfolio construction are made jointly by the three Fund managers. Informal meetings take place daily among the three members of this management team. It is from these frequent meetings that portfolio is constructed. Each team member is responsible for sponsoring a stock for inclusion in the portfolio, and it is up to him to gather all research from the resources available. Ultimately, each manager must then convince the other co-managers to agree that the Fund should own that stock.

James W. Golan, a principal with William Blair & Company, L.L.C., has co-managed the Fund since 2005. He joined William Blair in 2000 as a research analyst. In 2005, he joined the U.S. Equities Large Cap Growth and All Cap Growth Teams as a portfolio manager. He is also a member of the financial, technology and industrial research teams. Previously, he was a research analyst with Citigroup Global Asset Management and Scudder Kemper Investments. He is a member of the CFA Institute and the Investment Analysts’ Society of Chicago. Education: B.A., DePauw University; M.B.A., Northwestern University; and CFA.

John Jostrand, a principal with William Blair & Company, L.L.C., has co-managed the Fund since its inception in 1999. He joined the firm in 1993 as a portfolio manager and now is a member of the Investment Management Department’s Institutional Growth Team. Previously, he was with TRW, Inc. for ten years as Director, Investments, equity portfolio manager and venture capital funds manager. Prior to that he was with Boatmen’s National Bank for five years as Assistant Trust Officer, equity fund manager and research analyst. He is a member of the CFA Institute and past president of the Pilgrim Village Board of Trustees. Education: B.A., University of Missouri; M.B.A., University of Michigan; and CFA.

Norbert Truderung, a principal with William Blair & Company, L.L.C., has co-managed the Fund since 2002. He joined William Blair in 1986. He is a member of the Institutional Growth Practice and since 2001, a member of the Large Cap Growth and All Cap Growth Teams. In the past, Norbert has served as assistant manager of the Investment Management Department and group manager of the firm’s institutional business. Before joining William Blair, Norbert spent eight years at The Northern Trust Company as an analyst and portfolio manager after starting his career as an investment analyst at National City Bank in Cleveland. He is a member of the Investment Analysts Society of Chicago. Education: B.A., Baldwin-Wallace College.

The Statement of Additional Information provides additional information about the portfolio managers, including their compensation, other accounts they manage and their ownership of securities in the Fund.

WILLIAM BLAIR SMALL CAP GROWTH FUND

Goal and Principal Strategies

The William Blair Small Cap Growth Fund seeks long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in small cap stocks. The Fund invests primarily in a diversified portfolio of common stocks of small domestic growth companies that are expected to experience solid growth in earnings. The Advisor currently defines small cap companies as those with market capitalizations of $3 billion or less at the time of the Fund’s investment. To a limited extent, the Fund may also invest in companies with business characteristics and growth prospects similar to small companies, but which may have market capitalizations above $3 billion.

Investment Process

The Advisor utilizes an investment process that relies on thorough, in-depth fundamental research of a company, its competitors, its suppliers and its customers. The Advisor will invest in companies based on some or all of the following investment criteria:

A leader in the field.    The company should be, or clearly have the expectation of becoming, a significant provider in the primary markets it serves.

Unique or specialty company.    The company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors. This may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position.

Quality products or services.    The company’s products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty.

Marketing capability.    The company should have a distinctive capability in sales, service or distribution.

Value to customer.    The prices of the company’s products or services should be based upon their value to the customer, rather than their production cost.

Industry growth.    The company participates in an industry expected to grow rapidly due to economic factors or technological change.

The Fund will invest in many new companies, both through initial public offerings (“IPOs”) and private placements. When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements enable the Fund to invest in companies during early phases of their development before their securities are publicly traded.

The Fund may trade aggressively and thus may experience high portfolio turnover and relatively high transaction costs. The Fund may realize significant short-term and long-term capital gains, which will result in taxable distributions to investors.

Additional Strategies

The Fund may invest up to 15% of its net assets in foreign securities, which may include American Depository Receipts or substantially similar investments; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, when-issued and delayed delivery securities and repurchase agreements which are described in the Investment Glossary at the end of this prospectus. The

Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund may invest in warrants, which are described in the Statement of Additional Information. The Fund also may use options, futures and other derivative instruments for hedging and risk management purposes, as further described in the Statement of Additional Information.

Portfolio Management

The Small Cap Growth Fund is managed by Karl W. Brewer.

Karl W. Brewer, a principal of William Blair & Company, L.L.C., has managed the Fund since its inception in 1999. He has been with the firm since 1996. He is an analyst and portfolio manager, and a member of the Investment Management Department’s Small Cap Team. Previously, he spent six years at Lehman Brothers, Inc. in the Mergers & Acquisitions and Los Angeles Corporate Finance Departments. Education: B.A., Washington & Lee University; M.B.A., Northwestern University Kellogg Graduate School of Management.

The Statement of Additional Information provides additional information about Mr. Brewer, including his compensation, other accounts he manages and his ownership of securities in the Fund.

WILLIAM BLAIR SMALL-MID CAP GROWTH FUND

Goal and Principal Strategies

The William Blair Small-Mid Cap Growth Fund seeks long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in small and medium-sized companies. The Fund primarily invests in a diversified portfolio of common stocks of small and medium-sized domestic growth companies that are expected to experience solid growth in earnings. The Advisor currently defines small and medium-sized companies as those with market capitalizations of $12 billion or less at the time of the Fund’s investment. To a limited extent, the Fund may also invest in companies with business characteristics and growth prospects similar to small and medium-sized companies, but which may have market capitalizations above $12 billion.

Investment Process

The Advisor utilizes an investment process that relies on thorough, in-depth fundamental research of a company, its competitors, its suppliers and its customers. The Advisor will invest in companies based on some or all of the criteria set forth below. The weight given to a particular investment criterion will depend upon the circumstances, and some Fund holdings may not meet all of the following criteria:

A leader in the field.    The company should be, or clearly have the expectation of becoming, a significant provider in the primary markets it serves.

Unique or specialty company.    The company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors. This may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position.

Quality products or services.    The company’s products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty.

Marketing capability.    The company should have a distinctive capability in sales, service or distribution.

Value to customer.    The prices of the company’s products or services should be based upon their value to the customer, rather than their production cost.

Industry growth.    The company participates in an industry expected to grow rapidly due to economic factors or technological change.

Conservative financial policies and accounting practices.    The company should have a relatively simple, clean financial structure and adhere to conservative and straightforward accounting practices.

Strong management.    The company should have management with a proven track record.

The Fund may invest in new companies through initial public offerings (“IPOs”). When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant.

Additional Strategies

The Fund may invest up to 15% of its net assets in foreign investments, which may include American Depository Receipts or substantially similar instruments that are based on foreign securities; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, when-issued and delayed delivery securities and repurchase agreements, which are described in the Investment

Glossary at the end of this prospectus. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund may invest in warrants, which are described in the Statement of Additional Information. The Fund also may use options, futures and other derivative instruments for hedging and risk management purposes, as further described in the Statement of Additional Information.

Portfolio Management

The Small-Mid Cap Growth Fund is co-managed by Karl W. Brewer, Harvey H. Bundy and Robert C. Lanphier. These three individuals are responsible for investment strategy, asset allocation, portfolio construction, the majority of research of companies in the Fund’s portfolio of investments, and security selection.

All portfolio decisions regarding stock selection and portfolio construction are made jointly by the three Fund managers. Informal meetings take place daily among the three members of this management team. It is from these frequent meetings that portfolio is constructed. Each team member is responsible for sponsoring a stock for inclusion in the portfolio, and it is up to him to gather all research from the resources available. Ultimately, each manager must then convince the other co-managers to agree that the Fund should own that stock.

Karl W. Brewer, a principal of William Blair & Company, L.L.C. since January 2002, has co-managed the Fund since its inception in 2003. He has been with the firm since 1996. He began as an analyst in August 1996 and subsequently became a portfolio manager in December 1999. He is a member of the Investment Management Department’s Small-Mid Cap and Small Cap Growth Teams. Previously, he spent six years at Lehman Brothers Inc. in the Mergers & Acquisitions and Los Angeles Corporate Finance Departments. Education: B.A., Washington & Lee University; M.B.A., Northwestern University Kellogg Graduate School of Management.

Harvey H. Bundy, a principal of William Blair & Company, L.L.C. since 1976, has co-managed the Fund since its inception in 2003. He has been with the firm since July 1968 when he started as an Associate in Corporate Finance. From December 1970 until March 1981 he was a research analyst and was made a principal in October 1976. He left the firm to purse other interests in March 1981 returning as a research analyst in February 1983 and principal in April 1983. He served as Director of Research and member of the firm’s Executive Committee from October 1987 until December 1997. Since January 1998 he has been a portfolio manager. He is a member of the Investment Management Department’s Small-Mid and Mid Cap Growth Teams. Education: A.B., Yale University; M.B.A., Amos Tuck School of Business Administration of Dartmouth.

Robert C. Lanphier, a principal of William Blair & Company, L.L.C. since January 1993, has co-managed the Fund since its inception in 2003. He began in December 1987 as an associate in Institutional and was made a principal in January 1993. In January 1996, he joined the Investment Management Department as a portfolio manager. He is a member of the Investment Management Department’s Small-Mid and Mid Cap Growth Teams. Previously, he was with Emerson Electric Corporation in a variety of corporate planning and international consulting activities from 1982 to 1987. Education: B.S., Purdue University; M.B.A., Northwestern University Kellogg Graduate School of Management.

The Statement of Additional Information provides additional information about the portfolio managers, including their compensation, other accounts they manage and their ownership of securities in the Fund.

WILLIAM BLAIR INTERNATIONAL GROWTH FUND

Goal and Principal Strategies

The William Blair International Growth Fund seeks long-term capital appreciation. Current income is not an investment objective, although it is anticipated that capital appreciation will normally be accompanied by modest investment income, which may vary depending on the allocation of the investments.

The Fund’s assets normally will be allocated among not fewer than six different countries and will not concentrate investments in any particular industry. However, the Fund may have more than 25% of its assets invested in any major industrial or developed country. No more than 50% of the Fund’s equity securities may be invested in securities of issuers of any one country at any given time. The Fund ordinarily will invest at least 80% of its total assets in a diversified portfolio of common stocks with above-average growth, profitability and quality characteristics, issued by companies of all sizes domiciled outside the U.S., and in securities convertible into, exchangeable for or having the right to buy such common stocks.

Investment Process

Stock Selection.    In selecting companies for investment, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

Country Allocation.    In pursuing the Fund’s investment objective, the Advisor will vary the geographic diversification and types of securities based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. The investment of the Fund’s assets in various international securities markets tends to decrease the degree to which events in any one country can affect the entire Fund. In making decisions regarding the country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors. Normally, the Fund’s investments will be spread throughout the world (excluding the United States). The Advisor intends to maintain approximately 10 to 20% of the Fund’s assets in emerging markets. Emerging market companies are (i) companies organized under the laws of an emerging market country or having securities which are traded principally on an exchange or over-the-counter in an emerging market country; or (ii) companies which, regardless of where organized or traded, have a significant amount of assets (at least 50%) located in and/or derive a significant amount of their revenues (at least 50%) from goods purchased or sold, investments made or services performed in or with emerging market countries. Currently, emerging markets include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Advisor will seek investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at an earlier stage of development.

Additional Strategies

For liquidity purposes, up to 20% of the Fund’s assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities, such as repurchase agreements, and domestic and foreign money market instruments, such as government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper and short-term corporate debt securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund’s net assets in securities rated lower than investment grade. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

The Fund may enter into forward foreign currency transactions in an effort to protect against changes in foreign exchange rates. To a limited extent, the Fund may also invest in depository receipts, foreign currency futures, forward foreign currency transactions, illiquid securities, investment companies, repurchase agreements and when-issued and delayed delivery securities, which are described in the Investment Glossary at the end of this prospectus. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification, and portfolio turnover. The Fund may invest to a very limited extent in warrants, which are described in the Statement of Additional Information.

Portfolio Management

The International Growth Fund is managed by W. George Greig.

W. George Greig, a principal of William Blair & Company, L.L.C., has managed the Fund since 1996 when he joined the Investment Management Department as an international portfolio manager. During the past five years, he has served as the head of the international equity team. He headed international equities for PNC Bank in Philadelphia from 1995 to 1996. Education: B.S., Massachusetts Institute of Technology; M.B.A., Wharton School of the University of Pennsylvania.

The Statement of Additional Information provides additional information about Mr. Greig, including his compensation, other accounts he manages and his ownership of securities in the Fund.

WILLIAM BLAIR INTERNATIONAL EQUITY FUND

Goal and Principal Strategies

The William Blair International Equity Fund seeks long-term capital appreciation. Current income is not an investment objective, although it is anticipated that capital appreciation will normally be accompanied by modest investment income, which may vary depending on the allocation of the investments.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund primarily invests in stocks of large and medium-sized companies located in countries included in the Morgan Stanley Capital International All Country World Ex-U.S. Index. The Fund’s assets normally will be allocated among not fewer than six different countries and will not concentrate investments in any particular industry. However, the Fund may have more than 25% of its assets invested in any major industrial or developed country. No more than 50% of the Fund’s equity securities may be invested in securities of issuers of any one country at any given time.

Investment Process

Stock Selection.    In selecting companies for investment, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

Country Allocation.    In pursuing the Fund’s investment objective, the Advisor will vary the geographic diversification and types of securities based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. The investment of the Fund’s assets in various international securities markets tends to decrease the degree to which events in any one country can affect the entire Fund. In making decisions regarding the country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. To a limited extent, the Fund may also invest in small-sized companies and Emerging Market countries. Emerging Market countries include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

Additional Strategies

For liquidity purposes, up to 20% of the Fund’s assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities, such as repurchase agreements, and domestic and foreign money market instruments, such as government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper and short-term corporate debt securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund’s net assets in securities rated lower than investment grade. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

The Fund may enter into forward foreign currency transactions in an effort to protect against changes in foreign exchange rates. To a limited extent, the Fund may also invest in depository receipts, foreign currency futures, forward foreign currency transactions, illiquid securities, investment companies, repurchase agreements and when-issued and delayed delivery securities, which are described in the Investment Glossary at the end of this prospectus. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification, and portfolio turnover. The Fund may invest to a very limited extent in warrants, which are described in the Statement of Additional Information.

Portfolio Management

The International Equity Fund is managed by W. George Greig.

W. George Greig, a principal of William Blair & Company, L.L.C., has managed the Fund since inception in 2004. Mr. Greig joined the Investment Management Department in 1996 as an international portfolio manager. During the past five years, he has served as the head of the international equity team. He headed international equities for PNC Bank in Philadelphia from 1995 to 1996. Education: B.S., Massachusetts Institute of Technology; M.B.A., Wharton School of the University of Pennsylvania.

The Statement of Additional Information provides additional information about Mr. Greig, including his compensation, other accounts he manages and his ownership of securities in the Fund.

Related Performance of the Advisor

The historical composite performance data shown below represents the actual performance of the Advisor’s International Core Growth portfolio composite (the “Composite”), which consists of the mutual funds and separate accounts of the Advisor that are managed by the portfolio manager of the Fund and have a substantially similar investment objective and substantially similar strategies and policies as those of the Fund. The performance shown is not that of the Fund and is provided solely to illustrate the performance of the Advisor and does not indicate the future performance of the Fund. Past performance of the Composite does not guarantee future performance.

Returns include all dividends, interest, realized and unrealized gains and losses. The performance information is presented net and gross of the Advisor’s management fees. Custodial fees, if any, are not included in the calculations. If custodial fees had been included, performance of the Composite would have been lower. Fees and expenses of the Fund differ from and will be higher than those of the Composite and are discussed above in the Summary. Accordingly, use of the Fund’s estimated expense in the Composite would have lowered the Composite’s performance results. Returns of the Composite were calculated in accordance with the CFA Institute (formerly the Association for Investment Management and Research (“AIMR”)) method for calculating performance data. Monthly portfolio returns are calculated using a time-weighted monthly linked percentage return formula with adjustments for cash flows.

The Composite is not a registered investment company under the Investment Company Act of 1940 (the “1940 Act”) and, as a result, has not been subject to the restrictions and investment limitations imposed by the 1940 Act and the Internal Revenue Code of 1986 (the “Code”) (including for example, diversification and liquidity requirements and restrictions on transactions with affiliates). The performance of the Composite may have been different had it been subject to regulation as an investment company under the 1940 Act.

	Total Return
	1 Year	Since Inception*
Composite
Net of Fees	16.14%	36.81%
Gross of Fees	17.06%	37.93%
MSCI All Country World Ex-U.S. Index**	21.36%	42.18%

*	The Composite’s inception was April 1, 2003.
**	The Morgan Stanley Capital International All Country World Ex.-U.S. Index is an unmanaged market capitalization weighted index, with dividends reinvested, that includes developed and emerging markets. As of March 31, 2005, the MSCI All Country World Ex.-U.S. Index had an average market capitalization of $7.6 billion. The MSCI All Country World Ex.-U.S. Index reflects no deduction for fees, expenses or taxes. The Fund intends to compare its performance to the MSCI All Country World Ex.-U.S. Index.

WILLIAM BLAIR VALUE DISCOVERY FUND

Goal and Principal Strategies

The William Blair Value Discovery Fund seeks long-term capital appreciation. The Fund pursues its objective by investing with a value discipline primarily in a diversified portfolio of the equity securities of small companies. The Advisor currently defines small companies as those with market capitalizations of $2 billion or less at the time of the Fund’s investment.

Investment Process

In selecting companies for investment, the Advisor evaluates the extent to which a company meets the investment criteria set forth below. The weight given to a particular investment criterion will depend upon the circumstances, and some Fund holdings may not meet all of the following criteria, which are described more fully in the Statement of Additional Information:

Material Price/Value Disparity—whether the company’s current market value reflects a material discount from the Advisor’s estimate of the company’s intrinsic value.

Probable Expansion in Profitability—whether the company has a reasonable expectation of improving its level of profitability over a three-year investment horizon.

Skilled and Committed Management—whether the company has a capable and skilled management team and a clearly articulated and logical business strategy with a reasonable probability of successful execution.

Strong Capital Structure—whether the company has a relatively simple, clean financial structure without excessive use of financial leverage. In addition, the company should adhere to conservative and straightforward accounting practices.

Positive Catalyst—the likelihood that the company will undergo a positive corporate change within a three-year investment horizon.

Additional Strategies

The Fund may also hold debentures and preferred stocks if they are convertible into common stocks that meet the Fund’s investment criteria. The Fund may invest up to 15% of its net assets in foreign securities, which may include American Depository Receipts or substantially similar investments; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, real estate investment trusts, repurchase agreements and when-issued and delayed delivery securities which are described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund may invest to a limited extent in warrants and futures, which are described in the Statement of Additional Information.

Portfolio Management

The Value Discovery Fund is managed by David S. Mitchell.

David Mitchell, a principal of William Blair & Company, L.L.C., co-managed the Value Discovery Fund since its inception and since 2005 has been the sole portfolio manager. He was a Partner in the U.S. Equity Group at Brinson Partners Inc. and a member of the Post-Venture Portfolio management team. Previously, he was co-manager of Thomas Paine Investors, LP, a private fund that invested in small cap stocks, after working as a Senior Equity Analyst on NBD’s Woodward Opportunity Fund. He was an equity analyst and portfolio manager at Connecticut National Bank and, prior to graduate studies, an equity trader and money market portfolio manager. He is a director of Whirlwind, which partners with teachers to improve urban children’s language arts and learning skills through the arts. Education: B.A., Knox College; M.M., Northwestern University Kellogg Graduate School of Management and CFA.

The Statement of Additional Information provides additional information about Mr. Mitchell, including his compensation, other accounts he manages and his ownership of securities in the Fund.

WILLIAM BLAIR INCOME FUND

Goal and Principal Strategies

The William Blair Income Fund seeks a high level of current income relative to stability of principal. The Fund invests primarily in a diversified portfolio of high-grade intermediate-term debt securities.

As a matter of fundamental policy, under normal conditions at least 90% of the Fund’s assets will be invested in the following:

U.S. Dollar-Denominated Corporate Debt Securities (domestic or foreign) with long-term ratings of “A-” or better, or an equivalent rating, by at least one of the following three nationally recognized statistical rating organizations (“Rating Organizations”): Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s Corporation;

Obligations of or Guaranteed by the United States Government, its agencies or instrumentalities. These securities include direct obligations of the U.S. Treasury, which differ only in their interest rates, maturities and time of issuance and obligations issued or guaranteed by U.S. Government agencies or instrumentalities, which differ in the degree of support provided by the U.S. Government. Although these securities are subject to the market risks resulting from fluctuation in interest rates, they are expected to be paid in full if held to maturity;

Collateralized Obligations, which are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a portfolio or pool of assets, such as mortgages, mortgage-backed securities, debit balances on credit card accounts or U.S. Government securities. The issuer’s obligation to make interest and/or principal payments is secured by the underlying pool or portfolio of securities. The Income Fund may invest in collateralized obligations that are not guaranteed by a U.S. Government agency or instrumentality only if the collateralized obligations are rated “A-” or better, or an equivalent rating, by one of the Rating Organizations; and

Commercial Paper obligations rated within the highest grade by one of the three Rating Organizations.

The anticipated dollar-weighted average maturity of the Fund is three to seven years. The anticipated weighted average modified duration for the Fund is two to five years, with a maximum duration on any instrument of nine years. The Advisor will not continue to hold a security whose duration has moved above nine years.

The duration of an instrument is different from the maturity of an instrument in that duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under the instrument are to be paid, rather than by the instrument’s stated final maturity. For example, a portfolio duration of five years means that if interest rates increased by one percent, the value of the portfolio would decrease by approximately five percent. Modified duration adjusts duration to take into account the yield to maturity and the number of coupons received each year. For purposes of calculating duration, instruments allowing prepayment will be assigned a maturity schedule by the Advisor based upon industry experience.

Investment Process

The Advisor seeks to outperform the total return of an index of broad intermediate-term government and corporate high-grade debt through an actively managed diversified portfolio of debt securities. The Advisor’s investment philosophy emphasizes shifts in the Fund’s portfolio among various sectors of the debt market, subject to the Fund’s credit quality constraints for its portfolio. The Advisor also actively manages the Fund based upon the average duration and yield to maturity of the Fund’s portfolio and the Advisor’s perceived trends in interest rates.

Additional Strategies

Up to 10% of the Fund’s total assets may be invested in a combination of: (1) unrated debt securities, provided that the Advisor deems such securities to be of at least “A-” quality and provided that the comparable debt of the issuer has a rating of at least “A-” or its equivalent by one of the three Ratings Organizations; and (2) debt securities which are rated “BBB-” (or its equivalent) or better by each Rating Organization by which such securities are rated, so long as the Fund does not invest more than 3% of its total net assets in securities of any single issuer whose securities are rated “BBB-” and, in the event that a security held by the Fund is downgraded below “BBB-” (or its equivalent) by a Rating Organization, the Fund will sell the security within 90 days. Although considered to be investment grade, debt securities rated “BBB” may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade bonds.

The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, repurchase agreements and when-issued and delayed delivery securities, which are described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover. In addition, the Fund’s policy regarding lending portfolio securities is described in the Statement of Additional Information.

Portfolio Management

The Income Fund is co-managed by James Kaplan and Christopher Vincent.

James Kaplan, a principal of William Blair & Company, L.L.C., has co-managed the Fund since 1999. Mr. Kaplan is responsible for the day to day management of the structured mortgage backed and asset-backed securities portion of the Fund’s portfolio. He joined the firm’s Investment Management Department in 1994 as a fixed-income portfolio manager. Prior to that he was with First Union National Bank for twelve years. While at First Union, he traded risk positions in mortgage-backed securities and municipal bonds. In addition, he co-managed the mortgage-backed securities portion of the bank’s investment portfolio. He is a member of the Investment Analysts Society of Chicago. Education: B.A., Washington & Lee University and CFA.

Christopher Vincent, a principal of William Blair & Company, L.L.C., has co-managed the Fund since 2002. Mr. Vincent is responsible for the day to day management of the corporate securities portion of the Fund’s portfolio. He joined the firm in 2002 as a fixed-income portfolio manager. Previously, he was a managing director/senior portfolio manager with Zurich Scudder Investments for fourteen years. Prior to that he was with Ralston Purina Company in the treasury department where he was responsible for fixed income investments for the company’s benefit plans. He has been affiliated with the Uhlich Children’s Home in Chicago since 1991 as a Trustee, Treasurer and Advisory Board member and is a member of the Investment Analysts Society of Chicago and the Association for Investment Management and Research. Education: B.S., University of Minnesota; M.B.A., Saint Louis University; and CFA.

The Statement of Additional Information provides additional information about the portfolio managers, including their compensation, other accounts they manage and their ownership of securities in the Fund.

INVESTMENT RISKS

The following table summarizes the types of principal risks described below that each Fund may experience.

	Smaller Stocks	New Companies	Liquidity	Foreign Investments	Emerging Markets	Operating Expenses	Turnover	Temporary Defensive Position	Interest Rate	Credit	Income
Growth Fund	✓			✓				✓
Tax-Managed Growth Fund	✓			✓				✓
Large Cap Growth Fund				✓				✓
Small Cap Growth Fund	✓	✓	✓	✓			✓	✓
Small-Mid Cap Growth Fund	✓	✓	✓	✓				✓
International Growth Fund	✓	✓	✓	✓	✓	✓		✓
International Equity Fund	✓			✓	✓	✓	✓	✓
Value Discovery Fund	✓			✓				✓
Income Fund			✓					✓	✓	✓	✓

Equity Funds

General.    Because each equity Fund invests substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds may decrease in response to the activities of an individual company or in response to general market, business and economic conditions. If this occurs, the Fund’s share price may also decrease.

Smaller Stocks.    Stocks of smaller companies involve greater risk than those of larger, more established companies. This is because smaller companies may be in earlier stages of development, may be dependent on a small number of products or services, may lack substantial capital reserves and/or do not have proven track records. Smaller companies may be more adversely affected by poor economic or market conditions, and may be traded in low volumes, which may increase volatility and liquidity risks. From time to time, the Growth Fund, the Tax-Managed Growth Fund, the Small Cap Growth Fund, the Small-Mid Cap Growth Fund and the Value Discovery Fund may invest in the equity securities of very small companies, often referred to as “micro-cap” companies. The Advisor currently defines “micro-cap” companies as those with market capitalizations of $300 million or less at the time of a Fund’s investment. The considerations noted above are generally intensified for these investments. Any convertible debentures issued by small companies are likely to be lower-rated or non-rated securities, which generally involve more credit risk than debentures in the higher rating categories and generally include some speculative characteristics, including uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

New Companies.    The Small Cap Growth Fund and Small-Mid Cap Growth Fund may invest in new companies, many of which will be small companies. New companies may have inexperienced management, limited access to capital, and higher operating costs than established companies. New companies may be less able to deal successfully with or survive adverse circumstances such as economic downturns, shifts in investor sentiment, or fierce competition. Each Fund may buy securities of new companies through initial public offerings (“IPOs”) or private placements. The IPOs are subject to high volatility and are of limited availability; a Fund’s ability to obtain allocations of IPOs is subject to allocation by members of the underwriting syndicate to various clients and allocation by the Advisor among its clients. Investments in private placements may be difficult to sell at the time and at the price desired by the Fund; companies making private placements may make less information available than publicly offered companies; and privately placed securities are more difficult to value than publicly traded securities. These factors may have a negative effect on the performance of the Fund.

Liquidity.    The Small Cap Growth Fund and Small-Mid Cap Growth Fund invest in private placements. These securities are not registered for resale in the general securities market and may be classified as illiquid. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by a Fund.

Foreign Investments.    The International Growth Fund and International Equity Fund seek to invest in companies and governments of countries having stable or improving political environments; however, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions and other adverse political, social or diplomatic developments that could affect investments in these nations. In addition, the Growth Fund, Tax-Managed Growth Fund, Large Cap Growth Fund, Small Cap Growth Fund, Small-Mid Cap Growth Fund and Value Discovery Fund may invest to a limited extent in foreign investments.

Risks of investing in securities of foreign issuers may include less publicly available information, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, nationalization, confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital and difficulty in obtaining and enforcing judgments against foreign entities. Securities of some foreign issuers are less liquid and their prices more volatile than the securities of U.S. companies. In addition, the time period for settlement of transactions in foreign securities generally is longer than for domestic securities.

The foreign securities held by a Fund usually will be denominated in currencies other than the U.S. dollar. Therefore, changes in foreign exchange rates will affect the value of the securities held in the Fund either beneficially or adversely. Fluctuations in foreign currency exchange rates will also affect the dollar value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, available for distribution to shareholders.

Emerging Markets.    Country allocation risks are typically intensified in emerging markets, which are the less developed and developing nations. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Investments in emerging markets companies are speculative and subject to special risks. Political and economic structures in many of these countries may be in their infancy and developing rapidly. Such countries may also lack the social, political and economic characteristics of more developed countries. The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a fund’s assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the values of the International Growth Fund and the International Equity Fund’s investments in emerging market countries and the availability to a Fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. There is an increased risk, therefore, of uninsured loss due to lost, stolen, or counterfeit stock certificates. Prior governmental approval of non-domestic investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

Further, the economies of certain developing countries may be dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Operating Expenses.    The International Growth Fund and International Equity Fund are expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities, since expenses such as custodial fees related to foreign investments are usually higher than those associated with investments in U.S. securities. Similarly, brokerage commissions on purchases and sales of foreign securities are generally higher than on domestic securities. In addition, dividends and interest from foreign securities may be subject to foreign withholding taxes. (For more information, see “Your Account—Taxes.”)

Turnover.    The Small Cap Growth Fund and International Equity Fund may trade aggressively and thus experience high portfolio turnover and relatively high brokerage and other transaction costs. The Fund may realize significant short-term and long-term capital gains, which will result in taxable distributions to investors which may be greater than those made by other funds. Tax and transaction costs may lower the Fund’s effective return for investors.

Temporary Defensive Position.    Each Fund may significantly alter its make-up as a temporary defensive strategy. A defensive strategy will be employed only if, in the judgment of the Advisor, investments in a Fund’s usual markets or types of securities become decidedly unattractive because of current or anticipated adverse economic, financial, political and social factors. Generally, the Growth Fund, Tax-Managed Growth Fund, Large Cap Growth Fund, Small Cap Growth Fund, Small-Mid Cap Growth Fund and Value Discovery Fund will remain fully invested, and the Advisor will not attempt to time the market. However, if a significant adverse market action is anticipated, investment-grade debt securities may be held without limit as a temporary defensive measure. Normally, the Funds do not purchase any stocks with a view to quick turnover for capital gains. For the International Growth Fund and International Equity Fund, are the types of securities that might be acquired and held for defensive purposes could include fixed-income securities and securities issued by the U.S. or foreign governments as well as domestic or foreign money market instruments and non-convertible preferred stock, each of which would be of investment-grade. At such time as the Advisor determines that the Fund’s defensive strategy is no longer warranted, the Advisor will adjust the Fund back to its normal complement of securities as soon as practicable. When a Fund is invested defensively, it may not meet its investment objective.

Income Fund

Liquidity.    The Income Fund invests in Rule 144A securities. These securities are not registered for resale in the general securities market and may be classified as illiquid. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund.

Interest Rate Risk.    The Income Fund’s investments are subject to price fluctuations resulting from various factors, including rising or declining interest rates (interest rate risk). The value of the portfolio’s investments

(other than an interest-only class of a collateralized obligation) tends to decrease when interest rates rise and tends to increase when interest rates fall. In addition, investments with longer maturities, which typically provide better yields, may subject the Fund to increased price changes resulting from market yield fluctuations.

Credit Risk.    The value of the Fund’s securities is subject to the ability of the issuers of such securities to make payment at maturity (credit risk). However, in the opinion of the Advisor, the risk of loss of principal should be reduced due to the relatively high quality of the investments in which the Fund primarily will invest. Obligations that are unrated are not necessarily of lower quality than those that are rated, but may be less marketable and, consequently, provide higher yields. Not all securities issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Such securities involve different degrees of government backing. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities in which the Fund may invest are backed by the full faith and credit of the United States, such as modified pass-through certificates issued by the Government National Mortgage Association, while others are backed exclusively by the agency or instrumentality with limited rights of the issuer to borrow from the U.S. Treasury (such as obligations of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation). Others are backed only by the credit of the issuer itself (such as obligations of the Student Loan Marketing Association). For a description of ratings, see Appendix B in the Statement of Additional Information.

Income Risk.    The Income Fund is subject to income risk, which is the risk that the income received by the Fund may decrease as a result of a decline in interest rates. The Fund’s income is based on short-term interest rates, which may fluctuate over short periods of time.

Temporary Defensive Position.    The Fund may alter its make-up as a temporary defensive strategy. A defensive strategy will be employed only if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities becomes decidedly unattractive because of current anticipated adverse economic, financial, political and social factors. Generally the Fund will remain fully invested. However, for temporary defensive purposes, the Fund may invest up to 100% of its assets in other types of securities, including high-quality commercial paper, obligations of banks and savings institutions, U.S. Government securities, government agency securities and repurchase agreements, or it may retain funds in cash. The Fund does not invest in equity securities. When the Fund is invested defensively, it may not meet its investment objective.

MANAGEMENT OF THE FUNDS

Trustees, Officers and Advisor.    The Board of Trustees of the William Blair Funds (the “Trust”) has overall management responsibility. The duties of the trustees and officers of the Trust include supervising the business affairs of the Trust, monitoring investment activities and practices and considering and acting upon future plans for the Trust. The Statement of Additional Information has the names of and additional information about the trustees and officers of the Trust. The Advisor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, is responsible for providing investment advisory and management services to the Funds, subject to the direction of the Board of Trustees. The Advisor is also the principal underwriter and distributor of the Trust and acts as agent of the Trust in the sale of its shares (the “Distributor”). William Blair & Company, L.L.C. was founded over 70 years ago by William McCormick Blair. Today, the firm has over 800 employees including 170 principals. The main office in Chicago houses all research and investment management services.

The Investment Management Department oversees the assets of the William Blair Funds, along with corporate pension plans, endowments and foundations and individual accounts. The department currently manages over $26.2 billion in equities, fixed-income securities and cash equivalents.

The Advisor firmly believes that clients are best served when portfolio managers are encouraged to draw on their experience and develop new ideas. This philosophy has helped build a hard-working, results-oriented team of over 30 portfolio managers, supported by over 37 analysts, with an exceptionally low turnover rate. William Blair portfolio managers generally average ten years with William Blair and two decades of experience in the investment industry. The Advisor is registered as an investment advisor under the Investment Advisers Act of 1940.

For the fiscal year ended December 31, 2004, each Fund was contractually obligated to pay the Advisor a monthly investment management fee based upon the percentage of the Fund’s average net assets as shown below:

Fund	Fee as a % of Average Net Assets
Growth Fund	.75%
Tax-Managed Growth Fund	.80%
Large Cap Growth Fund	.80%
Small Cap Growth Fund	1.10%
Small-Mid Cap Growth Fund	1.00%
International Growth Fund	1.00%
International Equity Fund	1.10%
Value Discovery Fund	1.15%
Income Fund	.49%

As described in the Summary, the Advisor has entered into agreements with the Tax-Managed Growth Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the Small-Mid Cap Growth Fund, International Growth Fund, International Equity Fund and the Value Discovery Fund to waive a portion of its management fee and to absorb operating expenses to the extent necessary to cap each Fund’s expense ratio at certain rates. Because of these expense limitation agreements, the Funds may pay the Advisor less than the contractual management fee.

Custodian.    The Custodian is Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. The Custodian is responsible for custody of portfolio securities, fund accounting and the calculation of the Fund’s net asset value. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, may serve as the Custodian for Individual Retirement Accounts (“IRAs”).

Transfer Agent and Dividend Paying Agent.    The Transfer Agent and Dividend Paying Agent is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

CHOOSING A SHARE CLASS

Class A Shares	Offered at net asset value plus a maximum sales charge of 5.75% (2.00% for the Income Fund) of the offering price, subject to a 0.25% shareholder services fee (0.15% for the Income Fund). Reduced sales charges apply to purchases of $50,000 or more.

Class B Shares	Offered at net asset value without an initial sales charge, but subject to a 0.75% Rule 12b-1 distribution fee, a 0.25% shareholder services fee (0.15% for the Income Fund) and a contingent deferred sales charge that declines from 5.00% to zero on certain redemptions made within seven years of purchase (for the Income Fund, 2.00% to zero on certain redemptions made within two years of purchase). Class B shares automatically convert into Class A shares (which have lower ongoing expenses) at the end of the seventh year after purchase (third year for the Income Fund).

Class C Shares	Offered at net asset value without an initial sales charge, but subject to a 0.75% Rule 12b-1 distribution fee, a 0.25% shareholder services fee (0.15% for the Income Fund), and a 1.00% contingent deferred sales charge on redemptions made within one year of purchase. Class C shares do not convert into another class.

When placing purchase orders, investors must specify whether the order is for Class A, Class B or Class C shares. Each class of shares represents interest in the same portfolio of investments of a Fund. The Funds offer Class I and Class N shares through separate prospectuses. Class I shares, which are offered without a sales charge, are offered to investors who meet certain eligibility requirements. Class N shares, which are offered without a sales charge, are offered only to investors who acquire the shares directly through the Fund’s distributor or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to sell Class N shares.

The decision as to which class to choose depends on a number of factors, including the amount and intended length of the investment. Investors that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than seven years might consider Class B shares. Investors who prefer not to pay an initial sales charge but who plan to redeem their shares within seven years might consider Class C shares. For more information about the three sales arrangements, consult your financial representative and the Statement of Additional Information. Financial services firms may receive different compensation depending upon which class of shares they sell.

Rule 12b-1 Plan

William Blair Funds has adopted plans under Rule 12b-1 of the 1940 Act that provide for fees payable to compensate the Distributor for distribution and other services provided to shareholders of Class B and Class C shares. Because 12b-1 fees are paid out of Fund assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than other types of sales charges. Long-term shareholders of Class B and Class C shares may pay more than the economic equivalent of the maximum initial sales charges permitted by the NASD, although the Distributor believes that it is unlikely, in the case of Class B Shares, because of the automatic conversion feature of those shares.

Shareholder Services Agreement

Each Fund has entered into a Shareholder Services Agreement with the Distributor that provides for fees as an expense of the Class A, Class B and Class C shares that are used by the Distributor to pay for shareholder services provided to shareholders of these classes.

Special Features

Class A Shares—Combined Purchases.    Each Fund’s Class A shares (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of William Blair Funds.

Class A Shares—Letter of Intent.    The same reduced sales charges for Class A shares also apply to the aggregate amount of purchases made by any purchaser within a 12-month period under a written Letter of Intent (“Letter”) provided by the Distributor. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period.

Class A Shares—Cumulative Discount.    Class A shares of a Fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of a Fund being purchased, the value of all Class A shares of the above mentioned William Blair Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

Class A Shares—Large Order NAV Purchase Privilege.    Class A shares of a Fund may be purchased at net asset value by any purchaser provided that the amount invested in such Fund or other William Blair Funds totals at least $1,000,000 including purchases of Class A shares pursuant to the “Combined Purchase,” “Letter of Intent” and “Discount” features described above (the “Large Order NAV Purchase Privilege”).

Exchange Privilege—General.    Shareholders of Class A, Class B and Class C shares may exchange their shares for shares of the corresponding class of a Fund. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged is computed by aggregating the value of shares being exchanged for all accounts under common control, direction or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services.

For purposes of determining any contingent deferred sales charge that may be imposed upon the redemption of the shares received on exchange, amounts exchanged retain their original cost and purchase date.

CLASS A SHARES

Public Offering Price: Net asset value per share plus the following sales charge:

	Equity Funds Sales Charge		Dealer Reallowance
Amount of Purchase	As a % of Offering Price	As a % of Net Amount Invested*	As a % of Offering Price
$0 - $49,999	5.75%	6.10%	5.00%
$50,000 - $99,999	4.50%	4.71%	3.75%
$100,000 - $249,999	3.50%	3.63%	2.75%
$250,000 - $499,999	2.50%	2.56%	2.00%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1 million and over**	0.00%	0.00%	1.00%

*	Rounded to the nearest one hundredth percent.
**	Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

	Income Fund Sales Charge		Dealer Reallowance
Amount of Purchase	As a % of Offering Price	As a % of Net Amount Invested*	As a % of Offering Price
$0 - $49,999	2.00%	2.04%	1.75%
$50,000 - $99,999	2.00%	2.04%	1.75%
$100,000 - $249,999	1.50%	1.52%	1.25%
$250,000 - $499,999	1.50%	1.52%	1.25%
$500,000 - $999,999	1.00%	1.01%	0.75%
$1 million and over**	0.00%	0.00%	0.50%

*	Rounded to the nearest one hundredth percent.
**	Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

NAV Purchases:    Class A shares of a Fund may be purchased at net asset value by:

•	shareholders in connection with the investment or reinvestment of income dividends and capital gain distributions;

•	a participant-directed qualified retirement plan or a participant-directed non-qualified deferred compensation plan or a participant-directed qualified retirement plan, provided in each case that such plan has not less than 200 eligible employees;

•	any purchaser with investment totals in the Funds of at least $1 million;

•	in connection with the acquisition of the assets of or merger or consolidation with another investment company; and

•	certain investment advisers registered under the Investment Advisers Act of 1940 and other financial services firms, acting solely as agent for their clients, that adhere to certain standards established by the Distributor.

Contingent Deferred Sales Charge:    A contingent deferred sales charge may be imposed upon redemption of Class A shares purchased under the Large Order NAV Purchase Privilege as follows: for all Funds (except the Income Fund), 1.00% if they are redeemed within one year of purchase and 0.50% if they are redeemed during the second year following purchase; for the Income Fund, 0.50% if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the original purchase price or sales proceeds, whichever is lower. For partial redemption, shares not subject to the sales charge are redeemed first and other shares are then redeemed in the order purchased. The contingent deferred sales charge will be waived in the event of:

•	redemptions made pursuant to any IRA systematic withdrawal based on the shareholder’s life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(2)(A)(iv) prior to age 59 1/2;

•	redemptions under a Fund’s Systematic Withdrawal Plan at the maximum of 10% per year of the net asset value of the account;

•	the redemption of shares of a shareholder (including a registered joint owner) who has died;

•	redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration);

•	redemptions by a participant-directed qualified retirement plan or a participant-directed non-qualified deferred compensation plan, provided in each case that such plan has not less than 200 eligible employees; and

•	the redemption of shares whose dealer of record at the time of the investment notifies the Distributor that the dealer waives the commission applicable to such Large Order NAV Purchase Privilege.

Distribution (Rule 12b-1) Fee:

None

Shareholder Services Fee:

0.25% (0.15% for the Income Fund)

Exchange Privilege

Class A shares of a Fund may be exchanged for the Class A shares of another Fund at their relative net asset values. Exchanges into a closed Fund are precluded unless a shareholder already has an open account in that Fund.

Class A shares purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of any William Blair Fund without paying any contingent deferred sales charge. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed.

CLASS B SHARES

Public Offering Price

Net asset value per share without any sales charge at the time of purchase.

Contingent Deferred Sales Charge

A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends. For partial redemption, shares not subject to the sales charge are redeemed first and other shares are then redeemed in the order purchased. The sales charge is computed at the following rates applied to the value of the original purchase price or sales proceeds, whichever is lower.

Equity Funds:

Year of Redemption After Purchase:	First	Second	Third	Fourth	Fifth	Sixth	Seventh
Contingent Deferred Sales Charge:	5.00%	4.00%	3.00%	3.00%	2.00%	1.00%	0.00%

Income Fund:

Year of Redemption After Purchase:	First	Second	Third	Fourth	Fifth	Sixth	Seventh
Contingent Deferred Sales Charge:	2.00%	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%

The contingent deferred sales charge will be waived in the event of:

•	redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder’s William Blair IRA accounts);

•	redemptions made pursuant to any IRA systematic withdrawal based on the shareholder’s life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(2)(A)(iv) prior to age 59 1/2;

•	redemptions made pursuant to a Fund’s Systematic Withdrawal Plan for up to 10% per year of the net asset value per year of the account;

•	the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed; and

•	the redemption of shares of a shareholder (including a registered joint owner) who has died.

Distribution (Rule 12b-1) Fee

0.75%

Shareholder Services Fee

0.25% (0.15% for the Income Fund)

Conversion Feature

Class B shares of a Fund will automatically convert to Class A shares of the same Fund at the end of the seventh year after purchase for equity funds and at the end of the third year after purchase for the Income Fund after issuance on the basis of the relative net asset value per share. Shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder’s account will be converted to Class A shares on a pro rata basis.

Exchange Privilege

Class B shares of a Fund may be exchanged for Class B Shares of another Fund at their relative net asset values without a contingent deferred sales charge. However, for shares exchanged from the Income Fund into an equity fund, the shares will be treated according to the equity fund schedule based upon the date purchased into the Income Fund. Class A shares of a Fund may be exchanged for the Class A shares of another Fund at their relative net asset values. Exchanges into a closed Fund are precluded unless a shareholder already has an open account in that Fund.

CLASS C SHARES

Public Offering Price

Net asset value per share without any sales charge at the time of purchase.

Contingent Deferred Sales Charge

A contingent deferred sales charge of 1.00% may be imposed upon redemption of Class C shares redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the original purchase price or sales proceeds, whichever is lower. For partial redemption, shares not subject to the sales charge are redeemed first and other shares are then redeemed in the order purchased. The contingent deferred sales charge will be waived in the event of:

•	redemptions by a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457;

•	the redemption of shares of a shareholder (including a registered joint owner) who has died;

•	the redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration);

•	redemptions under a Fund’s Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account;

•	the redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to William Blair Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly; and

•	the redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system provided the dealer of record has waived the advance of the first year administrative services and distribution fees applicable to such shares and has agreed to receive such fees quarterly.

Distribution (Rule 12b-1) Fee

0.75%

Shareholder Services Fee

0.25% (0.15% for the Income Fund)

Conversion Feature

None

Exchange Privilege

Class C shares of a Fund may be exchanged for the Class C shares of another Fund at their relative net asset values without a contingent deferred sales charge. However, for shares exchanged from the Income Fund into an equity fund, the shares will be treated according to the equity fund schedule based upon the date purchased into the Income Fund. Class A shares of a Fund may be exchanged for the Class A shares of another Fund at their relative net asset values. Exchanges into a closed Fund are precluded unless a shareholder already has an open account in that Fund.

YOUR ACCOUNT

HOW TO BUY SHARES

Minimum Investments.    To open an account, the minimum initial investment for regular accounts is $5,000, and the minimum initial investment for Individual Retirement Accounts (“IRAs”) is $3,000. To add to an account, the minimum subsequent investment is generally $1,000 for all Funds. The Funds may accept smaller amounts under a group payroll deduction or similar plan. These minimum amounts may be changed at any time and may be waived for trustees, principals, officers or employees of the Trust or the Advisor.

Purchase Price.    All Fund shares are sold at their public offering price, which is the net asset value per share that is next computed after receipt of your order in proper form by the Distributor, the Transfer Agent or a designated agent thereof plus, with regard to the Class A shares of each Fund, an initial sales charge. (For more information, see “Determination of Net Asset Value.”) If you fail to pay for your order, you will be liable for any loss to the Funds and, if you are a current shareholder, the Funds may redeem some or all of your shares to cover such loss.

Note:    All purchases made by check should be in U.S. dollars and made payable to William Blair Funds, or in the case of a retirement account, the custodian or trustee of such account. Third party checks generally will not be accepted. When purchases are made by check or periodic account investment, the Funds may delay sending redemption proceeds until they determine that collected funds have been received for the purchase of such shares, which may be up to 15 calendar days.

Purchase in Kind.    You may, subject to the approval of the Fund, purchase shares of the Fund with securities that are eligible for purchase by the Fund (consistent with the Fund’s investment process, goal and philosophy) and that have values that are readily ascertainable in accordance with the Fund’s valuation policies. Call the Fund at 1-800-742-7272 if you would like to purchase Fund shares with other securities.

Right to Reject Your Purchase Order.    The Trust is required to obtain, verify and record certain information regarding the identity of shareholders. When opening a new account, the Trust will ask for your name, address, taxpayer identification number, date of birth and other information that identifies you. You may also be asked to show identifying documents. Applications without this information may not be accepted and orders may not be processed. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; to refuse an investment in the Fund or involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

The Trust reserves the right to decline your purchase order (including exchanges) upon receipt for any reason, including excessive, short-term (market-timing) or other abusive trading practices which may disrupt portfolio management strategies and harm Fund performance. The Trust also reserves the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash.

The Trust is required to comply with various federal anti-money laundering laws and regulations. As a result, the Trust may be required to “freeze” a shareholder account if the shareholder appears to be involved in suspicious activity or if account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or account proceeds to a government agency. The Trust may also be required to reject a purchase payment, block an investor’s account and consequently refuse to implement requests for transfers, withdrawals, surrenders or death benefits.

Short-Term and Excessive Trading.    The Trust and its Funds are designed for long-term investors. All Funds, except the Ready Reserves Fund, discourage and do not accommodate short-term or excessive trading. Such trading may present risks to other shareholders in the Fund, including disruption of portfolio investment strategies, with potential resulting harm to performance, and increased trading costs or Fund expenses. Thus, such trading may negatively impact the Fund’s net asset value and result in dilution to long-term shareholders. Short-term and excessive trading in Fund shares can also negatively impact the Funds’ long-term performance by requiring the Funds to maintain more assets in cash or to liquidate holdings at a disadvantageous time. These risks may be more pronounced for the Funds investing in securities that are susceptible to pricing arbitrage (e.g., small cap securities).

In an effort to protect long-term shareholders, the Board of Trustees has adopted policies and procedures which seek to deter short-term and excessive trading and to detect such trading activity at levels that may be detrimental to the Fund. The Funds reserve the right to reject or restrict any purchase order (including exchanges) from any investor for any reason, including excessive, short-term or other abusive trading practices which may disrupt portfolio management strategies and harm Fund performance. The Funds also reserve the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash.

In making the determination to exercise these rights, the Funds may consider an investor’s trading history in the Funds and accounts under common ownership or control. The Funds seek to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Funds. Accordingly, the Advisor uses certain materiality and volume thresholds to detect short-term or excessive trading, but otherwise seeks to apply the policies uniformly to all shareholders other than those who hold shares though omnibus accounts. Although the Funds notify intermediaries of and request that they enforce the Funds’ policy, the Funds cannot directly control activity through all channels and are dependent on intermediaries to enforce the Funds’ policy. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement them in the same manner as the Funds due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Funds to direct shareholders. The Funds reserve the right to limit an intermediary’s future access to the Funds, up to and including termination of the Selling Agreement held with an intermediary. There is no assurance that the Funds’ policies will be effective in limiting and deterring short-term and excessive trading in all circumstances.

Opening an Account; Adding to an Account.    You may open a new account and purchase additional shares by contacting the securities dealer or other financial services firm from whom you received the prospectus.

HOW TO SELL SHARES

Contact your securities dealer or other financial services firm to arrange for share redemption.

Any shareholder may require a Fund to redeem his or her shares. When shares are held for the account of a shareholder by the Funds’ transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to the Transfer Agent, State Street Bank and Trust Company, P.O. Box 8506, Boston, Massachusetts.

For All Funds, Written Redemption Requests Must Include:

—	a letter that contains your name, the Fund’s name and the dollar amount or number of shares to be redeemed; and

—	any other necessary documents, such as an inheritance tax consent or evidence of authority (for example, letters testamentary), dated not more than 60 days prior to receipt thereof by State Street or the Distributor.

Signature Guarantees.    Signature guarantees must be obtained from a bank that is a member of the FDIC, from a brokerage firm that is a member of the NASD, or from an eligible guarantor who is a member of, or a participant in, a signature guarantee program. Your redemption request must include a signature guarantee if any of the following situations apply:

—	You wish to redeem shares having a value of $5,000 or more in a single transaction;

—	Your account registration has changed; or

—	You want a check in the amount of your redemption to be mailed to a different address from the one on your account application (address of record).

Signature guarantees, if required, must appear on the written redemption request and on any endorsed stock certificate or stock power.

Redemption Price.    The redemption price that you receive for your shares may be more or less than the amount that you originally paid for them, depending upon their net asset value next calculated after receipt of your redemption request in proper order by the Distributor, the Transfer Agent or a designated agent thereof.

Payment for Redeemed Shares.    Payment normally will be mailed to you at the address of record for your account by the third business day after receipt by State Street of a redemption request and any other required documentation and after any checks in payment for your shares have cleared.

Delayed Proceeds.    The Trust reserves the right to delay delivery of your redemption proceeds—up to seven days—or to honor certain redemptions with securities, rather than cash, as described in the next section.

Redemptions In Kind.    If the Advisor determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for each of the Fund’s shares. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. Notwithstanding the above, each of the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of such Fund during any 90-day period for any one shareholder of record.

Automatic Redemption of Small Accounts.    Because of the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem your shares in any account that, following a redemption, is below a specified amount. Currently, the minimum is $5,000 per account. Before the redemption is processed, you will be notified that the value of your account has fallen below the minimum and allowed to make an additional investment.

HOW TO EXCHANGE SHARES

Subject to the following limitations, you may exchange Class A, B and C shares into shares of each corresponding Class A, B and C shares of another William Blair Fund at their relative net asset values so long as the shares to be acquired are available for sale in your state of residence. Exchanges will be effected by redeeming your shares and purchasing shares of the other William Blair Fund or William Blair Funds requested. Shares of a William Blair Fund with a value in excess of $1 million acquired by exchange from another William Blair Fund may not be exchanged thereafter until they have been owned for 15 days (the “15 Day Hold Policy”). The Fund reserves the right to reject any exchange order for any reason, including excessive, short-term (market timing) or other abusive trading which may disrupt portfolio management.

Contact your securities dealer or other financial services firm to arrange for share exchanges.

DIVIDENDS AND DISTRIBUTIONS

Income Dividends.    Each Fund earns dividends from stocks and interest from bond, money market, and other investments that are passed through to shareholders as income dividends as long as expenses do not exceed income.

Capital Gain Distributions.    Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them, which are passed through to shareholders as capital gain distributions to the extent that a

Fund’s net long-term capital gains exceed the sum of its net short-term capital losses for such year and any capital loss carryovers from prior years.

As a shareholder, you are entitled to your portion of the Fund’s net income and gains on its investments. Each Fund passes its earnings along to you as distributions. Each Fund’s policy is to distribute substantially all net investment income, if any, and all net realized capital gain, if any. All distributions of income and capital gain and any return of capital have the effect of immediately thereafter decreasing net asset value per share. Income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value on the reinvestment date, unless you specifically request otherwise (see “Shareholder Services and Account Policies—Dividend Options”). Cash payments are made by the Dividend Paying Agent, State Street Bank and Trust Company, shortly following the reinvestment date.

When Dividends are Paid

—	For the Growth Fund, Tax-Managed Growth Fund, Large Cap Growth Fund, Small Cap Growth Fund, Small-Mid Cap Growth Fund, International Growth Fund, International Equity Fund and Value Discovery Fund, all income dividends, if any, and capital gain distributions, if any, generally will be paid in December and/or January.

—	For the Income Fund, income dividends are normally paid the fifteenth day of each month, if a business day, with net-realized long-term capital gain distributions, if any, generally paid in December and/or January. The Income Fund attempts to maintain relatively level monthly dividends and, from time to time, may distribute or retain net investment income and capital gain or make a return of capital distribution in order to pursue that goal.

The Funds may vary these dividend practices at any time. Income dividends and any capital gain distributions on all Funds will vary from year to year. Dividends and distributions may be subject to withholding, as required by the Internal Revenue Service (see “Your Account—Taxes”).

TAXES

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.

Taxes on Distributions.    Each Fund’s distributions are subject to Federal income tax and may also be subject to state or local taxes. Distributions may be taxable at different tax rates depending upon the length of time the Fund holds the security. Your distributions are generally taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid before the following February 1 are treated as having been paid on December 31 of the calendar year declared for Federal income tax purposes. The Funds will inform you of the amount and nature of distributions paid.

Under the Federal tax laws, income dividends (other than “qualified dividend income”) and short-term capital gains distributions are taxed as ordinary income. Distributions of “qualified dividend income” meeting certain holding period and other criteria will generally be taxed at rates applicable to long-term capital gains. Long-term capital gain distributions are taxed as long-term capital gains. It is anticipated that a portion of the ordinary income dividends for the Growth Fund, Tax-Managed Growth Fund, Large Cap Growth Fund, Small Cap Growth Fund, Small-Mid Cap Growth Fund and Value Discovery Fund will be eligible for the dividends-received deduction available for corporate shareholders and for treatment as “qualified dividend income” available to individual and other non-corporate shareholders. It is not anticipated that the ordinary income dividends of the International Growth Fund, International Equity Fund and Income Fund will be eligible for the dividends-received deduction available to corporate shareholders.

Taxes on Transactions.    Redemptions of Fund shares and exchanges for shares of other Funds are treated as a sale of such shares and are generally subject to federal income taxation and possibly state and local taxation. If the shares are held as a capital asset, then a shareholder will recognize, subject to the discussion below, a capital gain or loss measured by the difference between the price that you paid for your shares and the price that you receive when you sell (or exchange) such shares. For the Ready Reserves Fund, so long as a net asset value of $1.00 is maintained, the sale or redemption of your shares will not result in a capital gain or loss. The capital gain or loss upon sale, exchange or redemption of Fund shares will generally be a short-term capital gain or loss if such shares were held for one year or less, and will be a long-term capital gain or loss if such shares were held for more than one year. Any loss recognized on the redemption of shares held six months or less, however, will be treated as a long-term capital loss to the extent you have received any long-term capital gain dividends on such shares. A shareholder who redeems all or substantially all of their shares will normally recognize a capital gain or loss for Federal income tax purposes. However, if a shareholder does not redeem at least substantially, all of their shares in a single transaction, such redemption may be taxed and treated as a dividend, without the benefit of utilizing the basis in your shares to decrease gain or increase loss. If you realize a loss on the redemption of Fund shares within 30 days before or after an acquisition of shares of the same Fund, the two transactions may be subject to the “wash sale” rules of the Code resulting in a postponement of the recognition of such loss for federal income tax purposes.

Effect of Foreign Taxes.    Investment income received from sources within foreign countries may be subject to foreign income taxes, which generally will reduce a Fund’s distributions. However, the United States has entered into tax treaties with many foreign countries that entitle certain investors to a reduced rate of tax or to certain exemptions from tax. Accordingly, the International Growth Fund will attempt to operate so as to qualify for such reduced tax rates or tax exemptions whenever practicable. Additionally, the International Growth Fund may qualify for and may elect to have foreign tax credits “passed through” to its shareholders instead of taking such credit on its own tax return.

“Buying a Dividend.”    If you buy shares before a Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. See “Your Account—Dividends and Distributions” for payment schedules, and call the Distributor if you have further questions.

Shareholders should consult their tax advisor about the application of the provisions of the tax law in light of their particular situation.

For a more detailed discussion of taxes, see the Statement of Additional Information.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

The Funds provide a variety of services to help you manage your account.

Automatic Sweep Program.    You can purchase shares of the Ready Reserves Fund through an automatic sweep program if you establish a brokerage account with the Distributor, provided that you meet the current minimum brokerage account size requirements. The automatic sweep program helps you to make convenient, efficient use of free credit balances in your William Blair brokerage account. The rules of the automatic sweep program are set forth in your William Blair brokerage account agreement.

Dividend Options.    You may choose to have your distributions reinvested in additional shares automatically or paid in cash by making the appropriate election on your account application. You may change your election at any time by providing written notice to State Street.

1. Automatic Dividend Reinvestment Plan.    The Funds automatically reinvest all income dividends and capital gain distributions in additional shares of stock at net asset value on the reinvestment date. (For more information, see “Your Account—Dividends and Distributions.”)

2. Cash-Dividend Plan.    You may choose to have all of your income dividends paid in cash and/or have your capital gain distributions paid in cash. Any distributions you do not elect to have paid in cash will be reinvested automatically in additional shares at net asset value.

3. Automatic Deposit of Dividends.    You may elect to have all income dividends and capital gain distributions automatically deposited in a previously established bank account.

Automatic Investment Plan.    On your account application, you may authorize State Street to automatically withdraw an amount of money (minimum $250) from your bank account on the fifth or twentieth day of each month. This amount will be invested in additional shares. You may change your election at any time by providing written notice to State Street.

Systematic Withdrawal Plan.    You may establish this plan with shares presently held or through a new investment, which should be at least $5,000. Under this plan, you specify a dollar amount to be paid monthly, quarterly or annually. Shares corresponding to the specified dollar amount are automatically redeemed from your account on the fifth business day preceding the end of the month, quarter or year. While this plan is in effect, all income dividends and capital gain distributions on shares in your account will be reinvested at net asset value in additional shares. There is no charge for withdrawals, but the minimum withdrawal is $250 per month. Depending upon the size of payments requested, and fluctuations in the net asset value of the shares redeemed, redemptions under this plan may reduce or even exhaust your account.

Retirement Plans.    The Funds offer a variety of qualified retirement plans, including several types of Individual Retirement Accounts (“IRAs”) (e.g. traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts formerly known as education IRAs), Simplified Employee Pension Plans (“SEPs”) and other qualified retirement plans. Additional information concerning such plans is available from the Funds.

The minimum initial retirement plan investment is $3,000 and the minimum subsequent investment is $1,000. State Street serves as custodian for IRAs. State Street charges a $5 plan establishment fee, an annual $15 custodial fee and a $10 fee for each lump sum distribution from a plan. These fees may be waived under certain circumstances.

With regard to retirement plans:

—	participation is voluntary;

—	you may terminate or change a plan at any time without penalty or charge from the Funds;

—	the Funds will pay any additional expenses that they incur in connection with such plans;

—	on your account application, you may select a plan or plans in which to invest;

—	additional forms and further information may be obtained by writing or calling the Funds;

—	the Funds reserve the right to change the minimum amounts for initial and subsequent investments or to terminate any of the plans;

—	the Funds reserve the right to waive investment minimums at the discretion of the Distributor; and

—	the Funds require a copy of the trust agreement when shares are to be held in trust.

Written Confirmations.    Each purchase, exchange or redemption transaction is confirmed in writing to the address of record by giving details of the purchase or redemption.

Use of Intermediaries.    If you purchase or redeem shares through an investment dealer, bank or other institution, that institution may impose charges for its services. These charges would reduce your yield or return. You may purchase or redeem shares directly from the Fund or with the Transfer Agent, State Street Bank, without any such charges.

Transfer of Shares.    Fund shares may be transferred by a written request addressed to the Trust and delivered to State Street, giving the name and social security or taxpayer identification number of the transferee and accompanied by the same signature guarantees and documents as would be required for a redemption, together with specimen signatures of all transferees.

Suspension of Offering.    The Trust reserves the right to withdraw all or any part of the offering made by this Prospectus, and the Trust or the Distributor may reject purchase orders. From time to time, the Trust may temporarily suspend the offering of shares to new investors. During the period of such suspension, persons who are already shareholders of a Fund may be permitted to continue to purchase additional shares of the Fund, to have dividends reinvested and to make redemptions.

Consultation With a Professional Tax Advisor is Recommended, both because of the complexity of Federal tax laws and because various tax penalties are imposed for excess contributions to, and late or premature distributions from, IRAs or other qualified retirement plans. Termination of a plan shortly after its adoption may have adverse tax consequences.

Shareholder Rights.    All shares of each Fund have equal rights with respect to dividends, assets and liquidation of a Fund and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of each Fund will be voted in the aggregate, except when a separate vote by Fund is required under the 1940 Act. Shares are fully paid and nonassessable when issued, are transferable without restriction, and have no preemptive or conversion rights. Under Delaware law, the Trust is not required to hold shareholder meetings on an annual basis. As required by law, the Funds will, however, hold shareholder meetings when a sufficient number of shareholders request a meeting, or as deemed desirable by the Board of Trustees, for such purposes as electing or removing trustees, changing fundamental policies or approving an investment management agreement. (For additional information about shareholder voting rights, see the Statement of Additional Information.)

Householding.    In order to reduce the amount of mail you receive and to help reduce Fund expenses, the Trust generally sends a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-742-7272.

DETERMINATION OF NET ASSET VALUE

When and How Net Asset Value (“NAV”) is Determined

A Fund’s net asset value is the market value of its total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

The net asset value per share shall be determined as of the close of regular trading on the New York Stock Exchange, which is generally 3:00 p.m., Central time (4:00 p.m. Eastern time), on each day when the Exchange is open. A Fund does not price its shares on days when the Exchange is closed for trading.

Quotations of foreign securities in foreign currencies are converted into the United States dollar equivalents at the prevailing market rates as computed by Investors Bank & Trust Company, the custodian. Trading in securities on exchanges and over-the-counter markets in Europe and the Far East is normally completed at various times prior to 3:00 p.m., Central time, the current closing time of the New York Stock Exchange. Trading on foreign exchanges may not take place on every day that the New York Stock Exchange is open. Conversely, trading in various foreign markets may take place on days when the New York Stock Exchange is not open and on other days when net asset value is not calculated. Consequently, the value of the net assets held by the International Growth Fund and the International Equity Fund may be significantly affected on days when shares are not available for purchase or redemption.

How the Market Value of Fund Securities is Determined

Domestic Equity Securities.    The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

Foreign Equity Securities.    If the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (3:00 p.m. Central time), the Funds use an independent pricing service on a daily basis to fair value price the security as of the close of regular trading on the New York Stock Exchange. As a result, a Fund’s value for a security may be different from the last sale price (or the latest bid price). Otherwise, the value of a foreign equity security is determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market, as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price.

Fixed-Income Securities.    Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Other Securities and Assets.    Other securities, and all other assets, including securities for which a market price is not available or is deemed unreliable, or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust’s valuation procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which the Fund is carrying the security.

INVESTMENT GLOSSARY

The following glossary explains some of the types of securities in which the Funds may invest, investment techniques they may employ, and some of the related risks. For more information, please see other sections of this prospectus, including the Summary, Investment Objective and Investment Strategies and Investment Risks, as well as the Statement of Additional Information.

Borrowing.    Each Fund may borrow money from banks for limited purposes to the extent allowable under the Investment Company Act of 1940 (the “1940 Act”). Most borrowing is intended only as a temporary measure for extraordinary or emergency purposes, such as to help meet redemption requests, and not for leverage purposes.

Collateralized Obligations.    The Income Fund and the Ready Reserves Fund may invest in collateralized obligations (debt securities issued by a corporation, trust or custodian or by a U.S. Government agency or instrumentality), that are collateralized by a portfolio or pool of assets, such as mortgages, mortgage-backed securities, debit balances on credit card accounts or U.S. Government securities. The issuer’s obligation to make interest and/or principal payments is secured by the underlying pool or portfolio of securities.

A variety of types of collateralized obligations are available currently, and others may become available in the future. Some obligations are for the guaranteed payment of only principal (the principal-only or “PO” class) or only interest (the interest-only or “IO” class), while others are for the guaranteed payment of both, or some variation thereof. The yields to maturity on PO and IO class obligations are more sensitive than other obligations, with the IO class obligations being extremely sensitive to the rate of principal payments (including prepayments) on the related underlying assets. The Fund will invest only in PO and IO class mortgage obligations collateralized by securities guaranteed by the U.S. Government. Some types of collateralized obligations may be less liquid than other types of securities. Investments in collateralized obligations that are deemed to be illiquid, which includes some PO and IO class mortgage obligations, will be subject to the 15% limitation on illiquid assets.

The mortgage-backed collateralized obligations in which the Fund may invest include pools of mortgage loans assembled for sale to investors by various governmental agencies, such as the Government National Mortgage Association (“GNMA”) and government-related organizations such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Payments of principal and/or interest on such mortgages, including prepayments, are guaranteed by the agency or instrumentality. The agencies and instrumentalities are subject to varying degrees of support by the U.S. Government. The effective credit quality of collateralized obligations is the credit quality of the collateral. The requirements as to collateralization are determined by the issuer or sponsor of the collateralized obligation in order to satisfy rating agencies. These collateralized obligations generally have excess collateral, but typically, any guarantee is limited to a specified percentage of the pool of assets.

The potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments by certain mortgage-backed securities, such as GNMA Certificates and other collateralized obligations. During periods of declining interest rates, mortgages underlying the security are prone to prepayment, causing the security’s effective maturity to be shortened. Prepayment of high interest rate mortgage-backed securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if the prepaid securities were acquired at a premium. Because mortgage-backed securities tend to be sensitive to prepayment rates on the underlying collateral, their value to the Fund is dependent upon the accuracy of the prepayment projections used, which are a consensus derived from several major securities dealers. The duration of many mortgage-backed securities changes substantially in response to changes in interest rates and prepayment rates.

Concentration.    Each of the Funds intends to invest not more than 25% of its net assets in any one industry. These limitations do not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to instruments, such as repurchase agreements, secured by these instruments or to tax-exempt securities.

Depository Receipts.    All of the Funds except the Income Fund may invest in foreign issuers through sponsored American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”) and Global Depository Receipts (“GDRs”). Generally, an ADR is a dollar-denominated security issued by a U.S. bank or trust company that represents, and may be converted into, the underlying foreign security. An EDR represents a similar securities arrangement but is issued by a European bank, and a GDR is issued by a depository. ADRs, EDRs and GDRs may be denominated in a currency different from the underlying securities into which they may be converted. Typically, ADRs, in registered form, are designed for issuance in U.S. securities markets, and EDRs and GDRs, in bearer form, are designed for issuance in European securities markets. Investments in depository receipts entail risks similar to direct investments in foreign securities. These risks are detailed in the sections on “Investment Risks” under the “International Growth Fund” above and in the Statement of Additional Information.

Diversification.    The Income Fund will not purchase the securities of any issuer if, as a result, more than 5% of the Fund’s total assets would be invested in such issuer. In addition, the Income Fund will not purchase more than 10% of the outstanding voting securities of any issuer. For the other Funds, the 5% and 10% limitations apply only to 75% of each Fund’s net assets. These limitations do not apply to U.S. Government Securities or to government agency or instrumentality securities.

Equity Securities.    Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business.

Foreign Currency Futures.    The International Growth Fund and International Equity Fund may purchase and sell futures on foreign currencies as a hedge against possible variation in foreign exchange rates. Foreign currency futures contracts are traded on boards of trade and futures exchanges. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a particular currency for a particular price on a future date. To the extent that the Funds engage in foreign currency futures transactions, but fails to consummate its obligations under the contract, the net effect to the Funds would be the same as speculating in the underlying futures contract. Futures contracts entail certain risks. If the Advisor’s judgment about the general direction of rates or markets is wrong, the Funds’ overall performance may be less than if no such contracts had been entered into. There may also be an imperfect correlation between movements in prices of futures contracts and the portfolio securities being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than to meet margin requirements, distortions in the normal relationship between the securities and futures markets could result. In addition, because margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to price distortions in the futures market and an imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the Funds’ Advisor may still not result in a successful hedging transaction. The Funds could also experience losses if they could not close out its futures position because of an illiquid secondary market, and losses on futures contracts are not limited to the amount invested in the contract. The above circumstances could cause the Funds to lose money on the financial futures contracts and also on the value of its portfolio securities.

To the extent required to comply with the 1940 Act and the rules and interpretations thereunder, whenever the Fund enters into a futures contract, the Fund will segregate either cash or liquid securities equal to the Fund’s potential obligation under such contracts. The segregation of assets places a practical limit on the extent to which the Fund may engage in futures contracts.

To the extent required to comply with CFTC Rule 4.5 and in order to avoid “commodity pool operator” status, each Fund will not enter into a financial futures contract if immediately thereafter the aggregate initial margin and premiums for such contracts held by the Fund would exceed 5% of the liquidation value of the Fund’s assets. The Fund will not engage in transactions in financial futures contracts for speculation, but only in an attempt to hedge against changes in interest rates or market conditions affecting the value of securities that the Fund holds or intends to purchase.

Forward Foreign Currency Transactions.    The International Growth Fund and International Equity Fund may enter into forward foreign currency contracts as a means of managing the risks associated with changes in exchange rates. A forward foreign currency contract is an agreement to exchange U.S. dollars for foreign currencies at a specified future date and specified amount which is set by the parties at the time of entering into the contract. The Advisor will generally use such currency contracts to fix a definite price for securities they have agreed to buy or sell and may also use such contracts to hedge the Funds’ investments against adverse exchange rate changes. Alternatively, the Funds may enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Advisor believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which securities of the Funds are denominated (“cross-hedge”). The profitability of forward foreign currency transactions depends upon correctly predicting future changes in exchange rates between the U.S. dollar and foreign currencies. As a result, the Funds may incur either a gain or loss on such transactions. While forward foreign currency transactions may help reduce losses on securities denominated in a foreign currency, they may also reduce gains on such securities depending on the actual changes in the currency’s exchange value relative to that of the offsetting currency involved in the transaction. The Funds will not enter into forward foreign currency transactions for speculative purposes.

Illiquid Securities.    Subject to the provisions of the 1940 Act, each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those securities that are not readily marketable, including restricted securities and repurchase obligations maturing in more than seven days.

Investment Companies.    Subject to the provisions of the 1940 Act (including exemptive relief granted by the Securities and Exchange Commission therein), each Fund except the Income Fund may invest in the shares of investment companies which may include exchange-traded funds. Investment in other investment companies may provide advantages of diversification and increased liquidity; however, there may be duplicative expenses, such as advisory fees or custodial fees. Several foreign governments permit investments by non-residents in their markets only through participation in certain investment companies specifically organized to participate in such markets. In addition, investments in unit trusts and country funds permit investments in foreign markets that are smaller than those in which the Fund would ordinarily invest directly. Investments in such pooled vehicles should enhance the geographical diversification of the Fund’s assets, while reducing the risks associated with investing in certain smaller foreign markets. Investments in such vehicles will provide increased liquidity and lower transaction costs than are normally associated with direct investments in such markets; however, there may be duplicative expenses, such as advisory fees or custodial fees.

The Trust has received an exemptive order from the SEC that allows the Fund to invest a portion of its assets into shares of the William Blair Ready Reserves Fund based upon the terms and conditions of such order. Pursuant to the order, the Funds may not invest more than 25% of its net assets in the Ready Reserves Fund. The Advisor reduces the advisory fee it receives from the Fund to the extent the Fund is invested in the Ready Reserves Fund.

Portfolio Turnover Rate.    None of the Funds intends to trade portfolio securities for the purpose of realizing short-term profits. However, each will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund’s investment objective, and there is no limitation on the length of time securities must be held by the Fund prior to being sold. Portfolio turnover rate will not be a limiting factor for a Fund. Although each Fund’s turnover rate will vary from year to year, it is anticipated that each Fund’s turnover rate, under normal circumstances, will be less than 100%. However, since 2000, the Small Cap Growth Fund has had portfolio turnover rates in excess of 100%. Higher portfolio turnover rates involve correspondingly higher transaction costs, which are borne directly by each Fund.

Real Estate Investment Trusts.    Although the Value Discovery Fund and the Small Cap Growth Fund currently do not invest primarily in real estate investment trusts (“REITs”), the Funds may invest in REITs. REITs are subject to volatility from risks associated with investments in real estate and investments dependent on income from real estate, such as fluctuating demand for real estate and sensitivity to adverse economic conditions. In addition, the failure of a REIT to continue to qualify as a REIT for tax purposes would have an adverse effect upon the value of an investment in that REIT.

Repurchase Agreements.    Each Fund may invest in repurchase agreements. Repurchase agreements are instruments under which a Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. The repurchase agreement serves to fix the yield of the security during the Fund’s holding period. The Funds currently intend to enter into repurchase agreements only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. In all cases, the Advisor must be satisfied with the creditworthiness of the seller before entering into a repurchase agreement. In the event of the bankruptcy or other default of the seller of a repurchase agreement, the Fund could incur expenses and delays enforcing its rights under the agreement, and experience a decline in the value of the underlying securities and loss of income. The maturity of a security subject to repurchase may exceed one year, and, for the Income Fund, the modified duration of a security subject to repurchase may exceed nine years. Repurchase agreements maturing in more than seven days, together with any securities that are restricted as to disposition under the federal securities laws or are otherwise considered to be illiquid, will not exceed 15% of the net assets of each Fund.

Warrants.    Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

When-Issued and Delayed Delivery Securities.    From time to time, in the ordinary course of business, each Fund may purchase newly issued securities appropriate for the Fund on a “when-issued” basis, and may purchase or sell securities appropriate for the Fund on a “delayed delivery” basis. When-issued or delayed delivery transactions involve a commitment by the Fund to purchase or sell particular securities, with payment and delivery to take place at a future date. These transactions allow the Fund to lock in an attractive purchase price or yield on a security the Fund intends to purchase. Normally, settlement occurs within one month of the purchase or sale. During the period between purchase and settlement, no payment is made or received by the Fund and, for delayed delivery purchases, no interest accrues to the Fund. Because the Fund is required to set aside cash or liquid securities at least equal in value to its commitments to purchase when-issued or delayed delivery securities, the Advisor’s ability to manage the Fund’s assets may be affected by such commitments. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but it reserves the right to sell them before the settlement date if it is deemed advisable.

FINANCIAL HIGHLIGHTS

The tables below are intended to help you understand each Fund’s financial performance for the past several years. Certain information reflects financial results for a single Fund share. The total return figures show what an investor in a Fund would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Funds’ financial statements, is included in the annual report, which is available upon request (see back cover). Net investment income (loss) per share (with the exception of the Ready Reserves Fund) for 2004, 2003, 2002, 2001 and 2000 is based on the average shares outstanding during the year.

William Blair Growth Fund

	Class A Periods Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$9.97	$8.05	$10.87	$12.72	$20.09
Income from investment operations:
Net investment income (loss)	(0.06)	(0.06)	(0.07)	(0.05)	(0.06)
Net realized and unrealized gain (loss) on investments	0.79	1.98	(2.75)	(1.66)	(1.52)

Total from investment operations	0.73	1.92	(2.82)	(1.71)	(1.58)
Less distributions from:
Net investment income	—	—	—	—	—
Net realized gain	—	—	—	0.14	5.79

Total distributions	—	—	—	0.14	5.79

Net asset value, end of period	$10.70	$9.97	$8.05	$10.87	$12.72

Total return (%)	7.32	23.85	(25.94)	(13.46)	(7.47)
Ratios to average daily net assets (%):
Expenses	1.17	1.19	1.19	1.18	1.13
Net investment income (loss)	(0.60)	(0.67)	(0.73)	(0.57)	(0.29)

William Blair Growth Fund

	Class B Periods Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$9.61	$7.82	$10.63	$12.56	$20.07
Income from investment operations:
Net investment income (loss)	(0.13)	(0.12)	(0.13)	(0.14)	(0.20)
Net realized and unrealized gain (loss) on investments	0.75	1.91	(2.68)	(1.65)	(1.52)

Total from investment operations	0.62	1.79	(2.81)	(1.79)	(1.72)
Less distributions from:
Net investment income	—	—	—	—	—
Net realized gain	—	—	—	0.14	5.79

Total distributions	—	—	—	0.14	5.79

Net asset value, end of period	$10.23	$9.61	$7.82	$10.63	$12.56

Total return (%)	6.45	22.89	(26.43)	(14.27)	(8.17)
Ratios to average daily net assets (%):
Expenses	1.92	1.94	1.94	1.93	1.88
Net investment income (loss)	(1.35)	(1.42)	(1.48)	(1.32)	(1.04)

William Blair Growth Fund

	Class C Periods Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$9.60	$7.82	$10.63	$12.54	$20.06
Income from investment operations:
Net investment income (loss)	(0.13)	(0.12)	(0.13)	(0.14)	(0.20)
Net realized and unrealized gain (loss) on investments	0.75	1.90	(2.68)	(1.63)	(1.53)

Total from investment operations	0.62	1.78	(2.81)	(1.77)	(1.73)
Less distributions from:
Net investment income	—	—	—	—	—
Net realized gain	—	—	—	0.14	5.79

Total distributions	—	—	—	0.14	5.79

Net asset value, end of period	$10.22	$9.60	$7.82	$10.63	$12.54

Total return (%)	6.46	22.76	(26.43)	(14.13)	(8.22)
Ratios to average daily net assets (%):
Expenses	1.92	1.94	1.94	1.93	1.88
Net investment income (loss)	(1.35)	(1.42)	(1.48)	(1.32)	(1.01)

	Periods Ended December 31,
	2004	2003	2002	2001	2000
Supplemental data for all classes:
Net assets at end of period (in thousands)	$275,506	$281,654	$255,625	$386,096	$550,987
Portfolio turnover rate (%)	35	45	29	74	88

William Blair Tax-Managed Growth Fund

	Class A Periods Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$8.40	$6.85	$9.06	$10.08	$10.18
Income from investment operations:
Net investment income (loss)	(0.08)	(0.07)	(0.06)	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments	0.65	1.62	(2.15)	(0.98)	(0.06)

Total from investment operations	0.57	1.55	(2.21)	(1.02)	(0.10)
Less distributions from:
Net investment income	—	—	—	—	—
Net realized gain	—	—	—	—	—

Total distributions	—	—	—	—	—

Net asset value, end of period	$8.97	$8.40	$6.85	$9.06	$10.08

Total return (%)	6.79	22.63	(24.39)	(10.12)	(0.98)
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	1.54	1.49	1.36	1.36	1.36
Expenses, before waivers and reimbursements	2.26	2.26	2.22	3.64	11.34
Net investment income (loss), net of waivers and reimbursements	(0.92)	(0.91)	(0.73)	(0.57)	(0.41)
Net investment income (loss), before waivers and reimbursements	(1.64)	(1.68)	(1.58)	(2.85)	(10.39)

William Blair Tax-Managed Growth Fund

	Class B Periods Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$8.14	$6.69	$8.93	$10.01	$10.18
Income from investment operations:
Net investment income (loss)	(0.14)	(0.12)	(0.11)	(0.11)	(0.12)
Net realized and unrealized gain (loss) on investments	0.63	1.57	(2.13)	(0.97)	(0.05)

Total from investment operations	0.49	1.45	(2.24)	(1.08)	(0.17)
Less distributions from:
Net investment income	—	—	—	—	—
Net realized gain	—	—	—	—	—

Total distributions	—	—	—	—	—

Net asset value, end of period	$8.63	$8.14	$6.69	$8.93	$10.01

Total return (%)	6.02	21.67	(25.08)	(10.79)	(1.67)
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	2.29	2.24	2.11	2.11	2.11
Expenses, before waivers and reimbursements	3.01	3.01	2.97	4.39	12.09
Net investment income (loss), net of waivers and reimbursements	(1.67)	(1.66)	(1.47)	(1.32)	(1.16)
Net investment income (loss), before waivers and reimbursements	(2.39)	(2.43)	(2.33)	(3.60)	(11.14)

William Blair Tax-Managed Growth Fund

	Class C Periods Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$8.14	$6.69	$8.93	$10.01	$10.18
Income from investment operations:
Net investment income (loss)	(0.14)	(0.12)	(0.11)	(0.11)	(0.12)
Net realized and unrealized gain (loss) on investments	0.63	1.57	(2.13)	(0.97)	(0.05)

Total from investment operations	0.49	1.45	(2.24)	(1.08)	(0.17)
Less distributions from:
Net investment income	—	—	—	—	—
Net realized gain	—	—	—	—	—

Total distributions	—	—	—	—	—

Net asset value, end of period	$8.63	$8.14	$6.69	$8.93	$10.01

Total return (%)	6.02	21.67	(25.08)	(10.79)	(1.67)
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	2.29	2.24	2.11	2.11	2.11
Expenses, before waivers and reimbursements	3.01	3.01	2.97	4.39	12.09
Net investment income (loss), net of waivers and reimbursements	(1.67)	(1.66)	(1.47)	(1.32)	(1.15)
Net investment income (loss), before waivers and reimbursements	(2.39)	(2.43)	(2.33)	(3.60)	(11.13)

	Periods Ended December 31,
	2004	2003	2002	2001	2000
Supplemental data for all classes:
Net assets at end of period (in thousands)	$5,847	$6,871	$5,303	$7,211	$5,001
Portfolio turnover rate (%)	31	37	44	37	32

William Blair Large Cap Growth Fund

	Class A Periods Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$5.92	$4.78	$6.69	$8.45	$10.14
Income from investment operations:
Net investment income (loss)	(0.04)	(0.04)	(0.04)	(0.06)	(0.07)
Net realized and unrealized gain (loss) on investments	0.34	1.18	(1.87)	(1.70)	(1.62)

Total from investment operations	0.30	1.14	(1.91)	(1.76)	(1.69)
Less distributions from:
Net investment income	—	—	—	—	—
Net realized gain	—	—	—	—	—

Total distributions	—	—	—	—	—

Net asset value, end of period	$6.22	$5.92	$4.78	$6.69	$8.45

Total return (%)	5.07	23.85	(28.55)	(20.83)	(16.67)
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	1.38	1.42	1.36	1.36	1.36
Expenses, before waivers and reimbursements	2.29	2.39	2.45	3.01	2.84
Net investment income (loss), net of waivers and reimbursements	(0.63)	(0.76)	(0.71)	(0.79)	(0.68)
Net investment income (loss), before waivers and reimbursements	(1.54)	(1.73)	(1.80)	(2.44)	(2.16)

William Blair Large Cap Growth Fund

	Class B Periods Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$5.73	$4.67	$6.58	$8.39	$10.14
Income from investment operations:
Net investment income (loss)	(0.08)	(0.08)	(0.08)	(0.11)	(0.13)
Net realized and unrealized gain (loss) on investments	0.33	1.14	(1.83)	(1.70)	(1.62)

Total from investment operations	0.25	1.06	(1.91)	(1.81)	(1.75)
Less distributions from:
Net investment income	—	—	—	—	—
Net realized gain	—	—	—	—	—

Total distributions	—	—	—	—	—

Net asset value, end of period	$5.98	$5.73	$4.67	$6.58	$8.39

Total return (%)	4.36	22.70	(29.03)	(21.57)	(17.26)
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	2.13	2.17	2.11	2.11	2.11
Expenses, before waivers and reimbursements	3.04	3.14	3.20	3.76	3.59
Net investment income (loss), net of waivers and reimbursements	(1.38)	(1.51)	(1.46)	(1.54)	(1.43)
Net investment income (loss), before waivers and reimbursements	(2.29)	(2.48)	(2.55)	(3.19)	(2.91)

William Blair Large Cap Growth Fund

	Class C Periods Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$5.72	$4.66	$6.57	$8.39	$10.14
Income from investment operations:
Net investment income (loss)	(0.08)	(0.08)	(0.08)	(0.11)	(0.14)
Net realized and unrealized gain (loss) on investments	0.33	1.14	(1.83)	(1.71)	(1.61)

Total from investment operations	0.25	1.06	(1.91)	(1.82)	(1.75)
Less distributions from:
Net investment income	—	—	—	—	—
Net realized gain	—	—	—	—	—

Total distributions	—	—	—	—	—

Net asset value, end of period	$5.97	$5.72	$4.66	$6.57	$8.39

Total return (%)	4.37	22.75	(29.07)	(21.69)	(17.26)
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	2.13	2.17	2.11	2.11	2.11
Expenses, before waivers and reimbursements	3.04	3.14	3.20	3.76	3.59
Net investment income (loss), net of waivers and reimbursements	(1.38)	(1.51)	(1.46)	(1.54)	(1.41)
Net investment income (loss), before waivers and reimbursements	(2.29)	(2.48)	(2.55)	(3.19)	(2.89)

	Periods Ended December 31,
	2004	2003	2002	2001	2000
Supplemental data for all classes:
Net assets at end of period (in thousands)	$6,417	$5,519	$5,469	$5,991	$10,995
Portfolio turnover rate (%)	39	33	52	87	95

William Blair Small Cap Growth Fund

	Class A Periods Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$21.82	$13.72	$16.57	$13.16	$10.19
Income from investment operations:
Net investment income (loss)	(0.30)	(0.21)	(0.19)	(0.11)	(0.14)
Net realized and unrealized gain (loss) on investments	6.18	8.67	(2.66)	3.52	3.54

Total from investment operations	5.88	8.46	(2.85)	3.41	3.40
Less distributions from:
Net investment income	—	—	—	—	—
Net realized gain	2.01	.36	—	—	0.43

Total distributions	2.01	.36	—	—	0.43

Net asset value, end of period	$25.69	$21.82	$13.72	$16.57	$13.16

Total return (%)	27.16	61.81	(17.20)	25.91	33.68
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	1.49	1.60	1.56	1.59	1.60
Expenses, before waivers and reimbursements	1.46	1.53	1.62	1.95	2.17
Net investment income (loss), net of waivers and reimbursements	(1.27)	(1.27)	(1.31)	(1.15)	(0.85)
Net investment income (loss), before waivers and reimbursements	(1.24)	(1.20)	(1.37)	(1.51)	(1.42)

William Blair Small Cap Growth Fund

	Class B Periods Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$21.13	$13.40	$16.31	$13.05	$10.19
Income from investment operations:
Net investment income (loss)	(0.46)	(0.34)	(0.30)	(0.22)	(0.24)
Net realized and unrealized gain (loss) on investments	5.96	8.43	(2.61)	3.48	3.53

Total from investment operations	5.50	8.09	(2.91)	3.26	3.29
Less distributions from:
Net investment income	—	—	—	—	—
Net realized gain	2.01	.36	—	—	0.43

Total distributions	2.01	.36	—	—	0.43

Net asset value, end of period	$24.62	$21.13	$13.40	$16.31	$13.05

Total return (%)	26.25	60.51	(17.84)	24.98	32.60
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	2.24	2.35	2.31	2.34	2.35
Expenses, before waivers and reimbursements	2.21	2.28	2.37	2.70	2.92
Net investment income (loss), net of waivers and reimbursements	(2.02)	(2.02)	(2.06)	(1.90)	(1.70)
Net investment income (loss), before waivers and reimbursements	(1.99)	(1.95)	(2.12)	(2.26)	(2.27)

William Blair Small Cap Growth Fund

	Class C Periods Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$21.14	$13.40	$16.32	$13.05	$10.19
Income from investment operations:
Net investment income (loss)	(0.46)	(0.34)	(0.30)	(0.22)	(0.25)
Net realized and unrealized gain (loss) on investments	5.96	8.44	(2.62)	3.49	3.54

Total from investment operations	5.50	8.10	(2.92)	3.27	3.29
Less distributions from:
Net investment income	—	—	—	—	—
Net realized gain	2.01	.36	—	—	0.43

Total distributions	2.01	.36	—	—	0.43

Net asset value, end of period	$24.63	$21.14	$13.40	$16.32	$13.05

Total return (%)	26.24	60.59	(17.89)	25.06	32.60
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	2.24	2.35	2.31	2.34	2.35
Expenses, before waivers and reimbursements	2.21	2.28	2.37	2.70	2.92
Net investment income (loss), net of waivers and reimbursements	(2.02)	(2.02)	(2.06)	(1.90)	(1.70)
Net investment income (loss), before waivers and reimbursements	(1.99)	(1.95)	(2.12)	(2.26)	(2.27)

	Periods Ended December 31,
	2004	2003	2002	2001	2000
Supplemental data for all classes:
Net assets at end of period (in thousands)	$771,209	$518,824	$78,581	$54,658	$28,778
Portfolio turnover rate (%)	109	103	133	147	433

William Blair Small-Mid Cap Growth Fund

	Class A Periods Ended December 31,
	2004	2003(a)
Net asset value, beginning of period	$9.94	$10.00
Income from investment operations:
Net investment income (loss)	(0.13)	—
Net realized and unrealized gain (loss) on investments	1.46	(0.06)

Total from investment operations	1.33	(0.06)
Less distributions from:
Net investment income	—	—
Net realized gain	—	—

Total distributions	—	—

Net asset value, end of period	$11.27	$9.94

Total return (%)	13.38	(0.60)
Ratios to average daily net assets (%)(b):
Expenses, net of waivers and reimbursements	1.54	1.54
Expenses, before waivers and reimbursements	2.14	1.54
Net investment income (loss), net of waivers and reimbursements	(1.26)	(1.54)
Net investment income (loss), before waivers and reimbursements	(1.86)	(1.54)

William Blair Small-Mid Cap Growth Fund

	Class B Periods Ended December 31,
	2004	2003(a)
Net asset value, beginning of period	$9.94	$10.00
Income from investment operations:
Net investment income (loss)	(0.21)	—
Net realized and unrealized gain (loss) on investments	1.46	(0.06)

Total from investment operations	1.25	(0.06)
Less distributions from:
Net investment income	—	—
Net realized gain	—	—

Total distributions	—	—

Net asset value, end of period	$11.19	$9.94

Total return (%)	12.58	(0.60)
Ratios to average daily net assets (%)(b):
Expenses, net of waivers and reimbursements	2.29	2.29
Expenses, before waivers and reimbursements	2.89	2.29
Net investment income (loss), net of waivers and reimbursements	(2.01)	(2.29)
Net investment income (loss), before waivers and reimbursements	(2.61)	(2.29)

(a)	For the period from December 29, 2003 (Commencement of Operations) to December 31, 2003.
(b)	Rates are annualized for periods that are less than a year.

William Blair Small-Mid Cap Growth Fund

	Class C Periods Ended December 31,
	2004	2003(a)
Net asset value, beginning of period	$9.94	$10.00
Income from investment operations:
Net investment income (loss)	(0.21)	—
Net realized and unrealized gain (loss) on investments	1.46	(0.06)

Total from investment operations	1.25	(0.06)
Less distributions from:
Net investment income	—	—
Net realized gain	—	—

Total distributions	—	—

Net asset value, end of period	$11.19	$9.94

Total return (%)	12.58	(0.60)
Ratios to average daily net assets (%)(b):
Expenses, net of waivers and reimbursements	2.29	2.29
Expenses, before waivers and reimbursements	2.89	2.29
Net investment income (loss), net of waivers and reimbursements	(2.01)	(2.29)
Net investment income (loss), before waivers and reimbursements	(2.61)	(2.29)

	Periods Ended December 31,
	2004	2003
Supplemental data for all classes:
Net assets at end of period (in thousands)	$25,974	$3,673
Portfolio turnover rate (%)	55	—

(a)	For the period from December 29, 2003 (Commencement of Operations) to December 31, 2003.
(b)	Rates are annualized for periods that are less than a year.

William Blair International Growth Fund

	Class A Periods Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$18.63	$13.12	$15.46	$17.90	$24.01
Income from investment operations:
Net investment income (loss)(a)	(0.03)	0.03	(0.05)	0.07	(0.04)
Net realized and unrealized gain (loss) on investments	3.47	5.49	(2.29)	(2.51)	(2.01)

Total from investment operations	3.44	5.52	(2.34)	(2.44)	(2.05)
Less distributions from:
Net investment income	—	—	—	—	0.09
Net realized gain	—	.01	—	—	3.97

Total distributions	—	.01	—	—	4.06

Net asset value, end of period	$22.07	$18.63	$13.12	$15.46	$17.90

Total return (%)	18.46	42.10	(15.14)	(13.63)	(8.11)
Ratios to average daily net assets (%):
Expenses	1.47	1.50	1.51	1.60	1.59
Net investment income (loss)	(0.16)	0.05	(0.36)	(0.11)	(0.37)

William Blair International Growth Fund
	Class B Periods Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$17.83	$12.64	$15.01	$17.52	$23.98
Income from investment operations:
Net investment income (loss)(a)	(0.17)	(0.09)	(0.15)	(0.07)	(0.23)
Net realized and unrealized gain (loss) on investments	3.31	5.28	(2.22)	(2.44)	(1.99)

Total from investment operations	3.14	5.19	(2.37)	(2.51)	(2.22)
Less distributions from:
Net investment income	—	—	—	—	0.27
Net realized gain	—	—	—	—	3.97

Total distributions	—	—	—	—	4.24

Net asset value, end of period	$20.97	$17.83	$12.64	$15.01	$17.52

Total return (%)	17.61	41.06	(15.79)	(14.33)	(8.79)
Ratios to average daily net assets (%):
Expenses	2.22	2.25	2.26	2.35	2.34
Net investment income (loss)	(0.91)	(0.70)	(1.11)	(0.86)	(1.16)

(a)	Includes $0.12, $0.03, $0.00, $0.00, and $0.06 in PFIC transactions which are treated as ordinary income for Federal tax purposes for the years 2004, 2003, 2002, 2001, and 2000, respectively.

William Blair International Growth Fund

	Class C Periods Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$17.83	$12.64	$15.01	$17.52	$23.98
Income from investment operations:
Net investment income (loss)(a)	(0.17)	(0.09)	(0.15)	(0.07)	(0.23)
Net realized and unrealized gain (loss) on investments	3.31	5.28	(2.22)	(2.44)	(1.99)

Total from investment operations	3.14	5.19	(2.37)	(2.51)	(2.22)
Less distributions from:
Net investment income	—	—	—	—	0.27
Net realized gain	—	—	—	—	3.97

Total distributions	—	—	—	—	4.24

Net asset value, end of period	$20.97	$17.83	$12.64	$15.01	$17.52

Total return (%)	17.61	41.06	(15.79)	(14.33)	(8.81)
Ratios to average daily net assets (%):
Expenses	2.22	2.25	2.26	2.35	2.34
Net investment income (loss)	(0.91)	(0.70)	(1.11)	(0.86)	(1.10)

	Periods Ended December 31,
	2004	2003	2002	2001	2000
Supplemental data for all classes:
Net assets at end of period (in thousands)	$3,001,434	$1,899,699	$778,788	$454,055	$333,888
Portfolio turnover rate (%)	79	57	73	112	116

(a)	Includes $0.12, $0.03, $0.00, $0.00, and $0.06 in PFIC transactions which are treated as ordinary income for Federal tax purposes for the years 2004, 2003, 2002, 2001, and 2000, respectively.

William Blair International Equity Fund

Class A Period Ended December 31,
2004(a)
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income (loss)	(0.03)
Net realized and unrealized gain (loss) on investments	1.38

Total from investment operations	1.35
Less distributions from:
Net investment income	—
Net realized gain	—

Total distributions	—

Net asset value, end of period	$11.35

Total return (%)	13.50
Ratios to average daily net assets (%)(b):
Expenses, net of waivers and reimbursements	1.50
Expenses, before waivers and reimbursements	2.96
Net investment income (loss), net of waivers and reimbursements	(0.77)
Net investment income (loss), before waivers and reimbursements	(2.23)

William Blair International Equity Fund

Class B Period Ended December 31,
2004(a)
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income (loss)	(0.08)
Net realized and unrealized gain (loss) on investments	1.38

Total from investment operations	1.30
Less distributions from:
Net investment income	—
Net realized gain	—

Total distributions	—

Net asset value, end of period	$11.30

Total return (%)	13.00
Ratios to average daily net assets (%)(b):
Expenses, net of waivers and reimbursements	2.25
Expenses, before waivers and reimbursements	3.71
Net investment income (loss), net of waivers and reimbursements	(1.52)
Net investment income (loss), before waivers and reimbursements	(2.98)

(a)	For the period from May 24, 2004 (Commencement of Operations) to December 31, 2004.
(b)	Rates are annualized for periods that are less than a year.

William Blair International Equity Fund

Class C Period Ended December 31,
2004(a)
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income (loss)	(0.08)
Net realized and unrealized gain (loss) on investments	1.38

Total from investment operations	1.30
Less distributions from:
Net investment income	—
Net realized gain	—

Total distributions	—

Net asset value, end of period	$11.30

Total return (%)	13.00
Ratios to average daily net assets (%)(b):
Expenses, net of waivers and reimbursements	2.25
Expenses, before waivers and reimbursements	3.71
Net investment income (loss), net of waivers and reimbursements	(1.52)
Net investment income (loss), before waivers and reimbursements	(2.98)

Period Ended December 31,
2004
Supplemental data for all classes:
Net assets at end of period (in thousands)	$9,689
Portfolio turnover rate (%)	108

(a)	For the period from May 24, 2004 (Commencement of Operations) to December 31, 2004.
(b)	Rates are annualized for periods that are less than a year.

William Blair Value Discovery Fund

	Class A Periods Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$21.62	$15.54	$17.37	$16.25	$13.72
Income from investment operations:
Net investment income (loss)	(0.04)	(0.07)	(0.04)	0.09	0.09
Net realized and unrealized gain (loss) on investments	2.55	6.15	1.79	2.75	2.53

Total from investment operations	2.51	6.08	(1.83)	2.84	2.62
Less distributions from:
Net investment income	—	—	—	0.96	0.09
Net realized gain	2.65	—	—	0.76	—

Total distributions	2.65	—	—	1.72	0.09

Net asset value, end of period	$21.48	$21.62	$15.54	$17.37	$16.25

Total return (%)	11.89	39.12	(10.54)	17.42	19.09
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	1.48	1.58	1.59	1.61	1.64
Expenses, before waivers and reimbursements	1.48	1.58	1.59	1.66	1.88
Net investment income (loss), net of waivers and reimbursements	(0.20)	(0.39)	(0.22)	0.28	0.47
Net investment income (loss), before waivers and reimbursements	(0.20)	(0.39)	(0.22)	0.23	0.23

William Blair Value Discovery Fund

	Class B Periods Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$22.20	$16.07	$18.10	$16.18	$13.72
Income from investment operations:
Net investment income (loss)	(0.22)	(0.20)	(0.18)	(0.06)	(0.07)
Net realized and unrealized gain (loss) on investments	2.61	6.33	(1.85)	2.74	2.53

Total from investment operations	2.39	6.13	(2.03)	2.68	2.46
Less distributions from:
Net investment income	—	—	—	—	—
Net realized gain	2.65	—	—	0.76	—

Total distributions	2.65	—	—	0.76	—

Net asset value, end of period	$21.94	$22.20	$16.07	$18.10	$16.18

Total return (%)	11.04	38.15	(11.22)	16.54	17.93
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	2.23	2.33	2.34	2.36	2.39
Expenses, before waivers and reimbursements	2.23	2.33	2.34	2.41	2.63
Net investment income (loss), net of waivers and reimbursements	(0.95)	(1.14)	(0.97)	(0.47)	(0.27)
Net investment income (loss), before waivers and reimbursements	(0.95)	(1.14)	(0.97)	(0.52)	(0.51)

William Blair Value Discovery Fund

	Class C Periods Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$22.20	$16.07	$18.11	$16.19	$13.72
Income from investment operations:
Net investment income (loss)	(0.22)	(0.20)	(0.18)	(0.06)	(0.06)
Net realized and unrealized gain (loss) on investments	2.62	6.33	(1.86)	2.74	2.53

Total from investment operations	2.40	6.13	2.04	2.68	2.47
Less distributions from:
Net investment income	—	—	—	—	—
Net realized gain	2.65	—	—	0.76	—

Total distributions	2.65	—	—	0.76	—

Net asset value, end of period	$21.95	$22.20	$16.07	$18.11	$16.19

Total return (%)	11.08	38.15	(11.26)	16.53	18.00
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	2.23	2.33	2.34	2.36	2.39
Expenses, before waivers and reimbursements	2.23	2.33	2.34	2.41	2.63
Net investment income (loss), net of waivers and reimbursements	(0.95)	(1.14)	(0.97)	(0.47)	(0.37)
Net investment income (loss), before waivers and reimbursements	(0.95)	(1.14)	(0.97)	(0.52)	(0.61)

	Period Ended December 31,
	2004	2003	2002	2001	2000
Supplemental data for all classes:
Net assets at end of period (in thousands)	$246,176	$237,111	$190,802	$149,292	$74,093
Portfolio turnover rate (%)	50	51	20	48	68

William Blair Income Fund

	Class A Periods Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$6.23	$6.40	$6.21	$10.37	$9.94
Income from investment operations:
Net investment income (loss)(a)	0.39	0.22	0.32	4.80	0.63
Net realized and unrealized gain (loss) on investments	(0.23)	—	0.16	(4.16)	0.35

Total from investment operations	0.16	0.22	0.48	0.64	0.98
Less distributions from:
Net investment income	0.32	0.39	0.29	4.80	0.55
Net realized gain	—	—	—	—	—

Total distributions	0.32	0.39	0.29	4.80	0.55

Net asset value, end of period	$6.07	$6.23	$6.40	$6.21	$10.37

Total return (%)	2.59	3.56	7.86	7.26	10.20
Ratios to average daily net assets (%):
Expenses	0.78	0.77	0.81	0.94	1.02
Net investment income (loss)	4.12	4.09	5.23	5.38	6.25

(a)	As required, in 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began treating any paydown gains or losses on mortgage and asset-backed securities as an adjustment to income. The effect of this change for the year 2001 was to decrease net investment income per share by $.05 and increase the net realized and unrealized gain and loss per share by $.05. It decreased the Ratio of Net Investment Income to Average Net Assets from 5.87% to 5.38% for Class A shares for 2001. It decreased the Ratio of Net Investment Income from 5.12% to 4.63% for Class B shares and Class C shares for 2001. Per share amounts and the Ratio of Net Investment Income to Average Net Assets for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

Note: Net investment income (loss) per share is based on average shares outstanding during the period.

William Blair Income Fund

	Class B Periods Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$10.28	$10.51	$10.24	$10.23	$9.94
Income from investment operations:
Net investment income (loss)(a)	0.52	0.33	0.47	0.63	0.57
Net realized and unrealized gain (loss) on investments	(0.33)	(0.04)	0.24	0.01	0.32

Total from investment operations	0.19	0.29	0.71	0.64	0.89
Less distributions from:
Net investment income	0.44	0.52	0.44	0.63	0.60
Net realized gain	—	—	—	—	—

Total distributions	0.44	0.52	0.44	0.63	0.60

Net asset value, end of period	$10.03	$10.28	$10.51	$10.24	$10.23

Total return (%)	1.91	2.82	7.15	6.37	9.25
Ratios to average daily net assets (%):
Expenses	1.53	1.52	1.56	1.69	1.77
Net investment income (loss)	3.37	3.34	4.48	4.63	5.38

(a)	As required, in 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began treating any paydown gains or losses on mortgage and asset-backed securities as an adjustment to income. The effect of this change for the year 2001 was to decrease net investment income per share by $.05 and increase the net realized and unrealized gain and loss per share by $.05. It decreased the Ratio of Net Investment Income to Average Net Assets from 5.87% to 5.38% for Class A shares for 2001. It decreased the Ratio of Net Investment Income from 5.12% to 4.63% for Class B shares and Class C shares for 2001. Per share amounts and the Ratio of Net Investment Income to Average Net Assets for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

Note: Net investment income (loss) per share is based on average shares outstanding during the period.

William Blair Income Fund

	Class C Periods Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$10.43	$10.66	$10.39	$10.27	$9.93
Income from investment operations:
Net investment income (loss)(a)	0.52	0.33	0.47	0.53	0.53
Net realized and unrealized gain (loss) on investments	(0.34)	(0.03)	0.25	0.12	0.34

Total from investment operations	0.18	0.30	0.72	0.65	0.87
Less distributions from:
Net investment income	0.44	0.53	0.45	0.53	0.53
Net realized gain	—	—	—	—	—

Total distributions	0.44	0.53	0.45	0.53	0.53

Net asset value, end of period	$10.17	$10.43	$10.66	$10.39	$10.27

Total return (%)	1.80	2.85	7.09	6.41	9.05
Ratios to average daily net assets (%):
Expenses	1.53	1.52	1.56	1.69	1.77
Net investment income (loss)	3.37	3.34	4.48	4.63	5.35

	Periods Ended December 31,
	2004	2003	2002	2001	2000
Supplemental data for all classes:
Net assets at end of year (in thousands)	$294,084	$265,062	$196,136	$176,264	$167,746
Portfolio turnover rate (%)	43	36	66	82	54

(a)	As required, in 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began treating any paydown gains or losses on mortgage and asset-backed securities as an adjustment to income. The effect of this change for the year 2001 was to decrease net investment income per share by $.05 and increase the net realized and unrealized gain and loss per share by $.05. It decreased the Ratio of Net Investment Income to Average Net Assets from 5.87% to 5.38% for Class A shares for 2001. It decreased the Ratio of Net Investment Income from 5.12% to 4.63% for Class B shares and Class C shares for 2001. Per share amounts and the Ratio of Net Investment Income to Average Net Assets for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

Note: Net investment income (loss) per share is based on average shares outstanding during the period.

FOR MORE INFORMATION

More information about the Funds is available without charge, upon request, including the following:

Semi-Annual/Annual Reports

The Semi-Annual and audited Annual Reports to Shareholders include financial statements, detailed performance information, portfolio holdings and statements from the Fund managers. In the Annual Report, you will find a discussion of the market conditions and investment strategies that the Advisor believes significantly affected the Fund’s performance in its last fiscal year. Financial statements and the report of independent registered public accounting firm included in annual reports are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes.

Statement of Additional Information (SAI)

The SAI contains more detailed information about the Funds. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

To obtain information:

By telephone

Call: 1-800-635-2886

(In Massachusetts 1-800-635-2840)

By mail

Write to:

William Blair Funds

222 West Adams Street

Chicago, Illinois 60606

or

State Street Bank and Trust Company

(the Funds’ Transfer Agent)

P.O. Box 8506 Boston, MA 02266-8506

On the Internet

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, D.C. (1-202-942-8090) or, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room Section, Washington, D.C. 20549-0102.

No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus does not constitute an offering by the Trust or its distributor in any jurisdiction in which such offering may not lawfully be made.

William Blair Funds’ information, including but not limited to the Prospectus, SAI, Annual and Semi-Annual Reports and application, can be viewed online at http://www.williamblairfunds.com

William Blair Funds	May 1, 2005

Investment Company Act File No.: 811-5344

WILLIAM BLAIR FUNDS

INSTITUTIONAL INTERNATIONAL FUNDS

PROSPECTUS

May 1, 2005

May 1, 2005

William Blair Funds

Institutional International Growth Fund

Institutional International Equity Fund

This prospectus contains important information about each Fund, including its investment objective and high minimum investment requirement. For your benefit and protection, please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

To reduce costs, Fund shares are not available for sale in all states. To find out if shares are available or can be made available in your state, or to obtain an application, call 1-800-724-7272.

William Blair Funds

222 West Adams Street

Chicago, Illinois 60606

i

WILLIAM BLAIR INSTITUTIONAL INTERNATIONAL GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Institutional International Growth Fund seeks long-term capital appreciation.

The Institutional International Growth Fund is closed to new investors. Unless you fit into one of the investor categories described below, you may not invest in the Fund.

You may purchase Fund shares and reinvest dividends and capital gains in the Fund if you are:

—	A current Fund shareholder as of June 30, 2004;

—	An investor who has entered into a letter of intent with the Fund or the Distributor prior to June 30, 2004; or

—	A participant in a qualified defined contribution retirement plan that offers the Fund as an investment option as of June 30, 2004.

Once an account is closed, additional investments will not be accepted unless you are one of the investors listed above. Exchanges into the Fund from other William Blair Funds are not permitted, unless the exchange is being made into an existing Fund account. Investors may be required to demonstrate eligibility to purchase shares of the Fund before an investment is accepted. Management reserves the right to (i) make additional exceptions that, in its judgment, do not adversely affect its ability to manage the Fund, and (ii) reject any investment or refuse any exception, including those detailed above, that it believes will adversely affect its ability to manage the Fund, and (iii) close and re-open the Fund to new or existing shareholders at any time.

MAIN INVESTMENT STRATEGIES:    The Fund invests a substantial portion of its assets in a diversified portfolio of common stocks of foreign companies of all sizes. In choosing investments, the Advisor performs fundamental company analysis. The Advisor generally seeks common stocks of companies that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary the geographic diversification and types of securities in which the Fund invests based upon its ongoing evaluation of economic, market and political trends throughout the world. The Advisor normally will allocate the Fund’s investments among at least six different countries. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. However, selective investments may also be made in Latin America and in other parts of the world. The Fund may invest in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Advisor intends to maintain approximately 10 to 20% of the Fund’s assets in emerging markets.

MAIN RISKS OF INVESTING:    Because the Fund invests most of its assets in common stocks of foreign companies, the primary risk is that the value of the stocks it holds might decrease in response to the activities of those companies or market and economic conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards, and less stringent regulation of securities markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees and higher brokerage commissions associated with foreign securities investments. These risks are magnified in less-established, emerging markets. In addition, the Fund may invest in the securities of small companies, which may be more volatile and less liquid than securities of large companies. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

1

FUND PERFORMANCE HISTORY

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied for the calendar years indicated. The information below provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for the year indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns

Highest Quarterly Return	Lowest Quarterly Return
18.16% (2Q03)	(5.64%) (1Q03)

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2004, to a broad-based securities market benchmark. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Life of Fund**
Institutional International Growth Fund
Return Before Taxes	18.15%	21.54%
Return After Taxes on Distributions	18.13%	21.58%
Return After Taxes on Distributions and Sale of Fund Shares	11.80%	18.71%
MSCI AC WLDF EX U.S.* (reflects no deduction for fees, expenses or taxes)	21.36%	23.58%

*	The Morgan Stanley Capital International All Country World (Free) except U.S. Index (MSCI AC WLDF EX U.S.) is an unmanaged index that includes developed and emerging markets.
**	The Fund’s inception was on July 26, 2002.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees.    Fund shares are no-load investments, so you will not pay any shareholder fees to buy shares or reinvest dividends in additional shares.

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Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.11%

Total Annual Fund Operating Expenses (without waiver)(1)	1.11%
Advisor’s Expense Waiver	0.01%

Net Expenses (with waiver)	1.10%

(1)	The Advisor has entered into an agreement with the Fund to cap the Fund’s expenses at 1.10% until April 30, 2006; the Advisor may continue to waive fees thereafter. For a period of three years subsequent to the Fund’s Commencement of Operations on July 26, 2002, the Advisor is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap.

Example:    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$112	$352	$611	$1,351

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WILLIAM BLAIR INSTITUTIONAL INTERNATIONAL EQUITY FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Institutional International Equity Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund primarily invests in a diversified portfolio of common stocks of large and medium-sized companies located in countries included in the Morgan Stanley Capital International All Country World Ex.-U.S. Index. As of March 31, 2005, the Morgan Stanley Capital International All Country Ex.-U.S. Index had an average market capitalization of $7.6 billion. In choosing investments, the Advisor performs fundamental company analysis. The Advisor generally seeks common stocks of companies that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary the geographic diversification and types of securities in which the Fund invests based upon its ongoing evaluation of economic, market and political trends throughout the world. The Advisor normally will allocate the Fund’s investments among at least six different countries. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. To a limited extent, the Fund may also invest in small-sized companies and Emerging Market countries.

The Fund will provide shareholders with at least 60 days’ prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING:    Because the Fund invests most of its assets in common stocks of foreign companies, the primary risk is that the value of the stocks it holds might decrease in response to the activities of those companies or market and economic conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards, and less stringent regulation of securities markets. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees and higher brokerage commissions associated with foreign securities investments. These risks are magnified in less-established emerging markets. In addition, the Fund may invest in securities of small companies, which may be more volatile and less liquid than securities of large companies. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The bar chart and table showing the Fund’s annual returns are not included because the Fund does not have annual returns for a full calendar year.

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FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees.    Fund shares are no-load investments, so you will not pay any shareholder fees to buy shares or reinvest dividends in additional shares.

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses	1.46%

Total Annual Fund Operating Expenses (without waiver)(1)	2.46%
Advisor’s Expense Waiver	1.36%

Net Expenses (with waiver)	1.10%

(1)	The Advisor has entered into an agreement with the Fund to cap the Fund’s expenses at 1.10% of average daily net assets until April 30, 2006; the Advisor may continue to waive fees thereafter. For a period of three years subsequent to the Fund’s Commencement of Operations as of December 1, 2004, the Advisor is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap.

Example:    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$112	$636	$1,188	$2,693

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INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

Each Fund is a series of William Blair Funds, an open-end management investment company. William Blair & Company, L.L.C. (the “Advisor”) provides management and investment advisory services to the Funds.

The following section takes a closer look at the investment objective of each Fund, its principal investment strategies and certain related investment risks. Each Fund’s secondary strategies or investments are described in the Investment Glossary. In addition, the Statement of Additional Information contains more detailed information about certain of these practices, the potential risks and/or the limitations adopted by each Fund to help manage such risks.

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Institutional International Growth Fund and Institutional International Equity Fund are intended for long-term investors. In addition, each Fund is intended for investors who can accept the risks entailed in investing in foreign securities. Of course, there can be no assurance that a Fund will achieve its objective.

WILLIAM BLAIR INSTITUTIONAL INTERNATIONAL GROWTH FUND

Goal and Principal Strategies

The William Blair Institutional International Growth Fund seeks long-term capital appreciation. Current income is not an investment objective, although it is anticipated that capital appreciation will normally be accompanied by modest investment income, which may vary depending on the allocation of the investments.

The Fund’s assets normally will be allocated among not fewer than six different countries and will not concentrate investments in any particular industry. However, the Fund may have more than 25% of its assets invested in any major industrial or developed country. No more than 50% of the Fund’s equity securities may be invested in securities of issuers of any one country at any given time. The Fund ordinarily will invest at least 80% of its total assets in a diversified portfolio of common stocks with above-average growth, profitability and quality characteristics, issued by companies domiciled outside the U.S. The Fund may also invest in securities convertible into, exchangeable for or having the right to buy such common stocks.

Investment Process

Stock Selection.    In selecting companies for investment, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

Country Allocation.    In pursuing the Fund’s investment objective, the Advisor will vary the geographic diversification and types of securities based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. The investment of the Fund’s assets in various international securities markets tends to decrease the degree to which events in any one country can affect the entire Fund. In making decisions regarding the country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors. Normally, the Fund’s investments will be spread throughout the world (excluding the United States). The Advisor intends to maintain

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approximately 10% to 20% of the Fund’s assets in emerging markets. Emerging market companies are (1) companies organized under the laws of an emerging market country or having securities that are traded principally on an exchange or over-the-counter in an emerging market country; or (2) companies which, regardless of where organized or traded, have a significant amount of assets (at least 50%) located in and/or derive a significant amount of their revenues (at least 50%) from goods purchased or sold, investments made or services performed in or with emerging market countries. Currently, emerging markets include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Advisor will seek investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at an earlier stage of development.

Additional Strategies

For liquidity purposes, up to 20% of the Fund’s assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities, such as repurchase agreements, and domestic and foreign money market instruments, such as government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper and short-term corporate debt securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund’s net assets in securities rated lower than investment grade. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

The Fund may enter into forward foreign currency transactions in an effort to protect against changes in foreign exchange rates. To a limited extent, the Fund may also invest in depository receipts, foreign currency futures, forward foreign currency transactions, illiquid securities, investment companies, repurchase agreements and when-issued and delayed delivery securities, which are described in the Investment Glossary at the end of this prospectus. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification, and portfolio turnover. The Fund may invest to a very limited extent in warrants, which are described in the Statement of Additional Information.

Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information and at http://www.williamblairfunds.com.

Portfolio Management

The Institutional International Growth Fund is managed by W. George Greig.

W. George Greig, a principal of William Blair & Company, L.L.C. since 1996, has managed the Fund since its inception in 2002. During the past five years, he has served as the head of the international equity team. He headed international equities for PNC Bank in Philadelphia from 1995 to 1996. Education: B.S., Massachusetts Institute of Technology; M.B.A., Wharton School of the University of Pennsylvania.

The Statement of Additional Information provides additional information about the portfolio manager, including his compensation, other accounts he manages and his ownership of securities in the Fund.

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WILLIAM BLAIR INSTITUTIONAL INTERNATIONAL EQUITY FUND

Goal and Principal Strategies

The William Blair Institutional International Equity Fund seeks long-term capital appreciation. Current income is not an investment objective, although it is anticipated that capital appreciation will normally be accompanied by modest investment income, which may vary depending on the allocation of the investments.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund primarily invests in stocks of large and medium-sized companies located in countries included in the Morgan Stanley Capital International All Country World Ex-U.S. Index. The Fund’s assets normally will be allocated among not fewer than six different countries and will not concentrate investments in any particular industry. However, the Fund may have more than 25% of its assets invested in any major industrial or developed country. No more than 50% of the Fund’s equity securities may be invested in securities of issuers of any one country at any given time.

Investment Process

Stock Selection.    In selecting companies for investment, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

Country Allocation.    In pursuing the Fund’s investment objective, the Advisor will vary the geographic diversification and types of securities based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. The investment of the Fund’s assets in various international securities markets tends to decrease the degree to which events in any one country can affect the entire Fund. In making decisions regarding the country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and markets of the Pacific Basin. To a limited extent, the Fund may also invest in small-sized companies and Emerging Market countries. Emerging Markets countries include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

Additional Strategies

For liquidity purposes, up to 20% of the Fund’s assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities, such as repurchase agreements, and domestic and foreign money market instruments, such as government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper and short-term corporate debt securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund’s net assets in securities rated lower than investment grade. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

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The Fund may enter into forward foreign currency transactions in an effort to protect against changes in foreign exchange rates. To a limited extent, the Fund may also invest in depository receipts, foreign currency futures, forward foreign currency transactions, illiquid securities, investment companies, repurchase agreements and when-issued and delayed delivery securities, which are described in the Investment Glossary at the end of this prospectus. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification, and portfolio turnover. The Fund may invest to a very limited extent in warrants, which are described in the Statement of Additional Information.

Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information and at http://www.williamblairfunds.com.

Portfolio Management

The Institutional International Equity Fund is managed by W. George Greig. W. George Greig, a principal of William Blair & Company, L.L.C., has managed the Fund since its inception in 2004. Mr. Greig joined the Investment Management Department in 1996 as an international portfolio manager. During the past five years, he has served as the head of the international equity team. He headed international equities for PNC Bank in Philadelphia from 1995 to 1996. Education: B.S., Massachusetts Institute of Technology; M.B.A., Wharton School of the University of Pennsylvania.

The Statement of Additional Information provides additional information about the portfolio manager, including his compensation, other accounts he manages and his ownership of securities in the Fund.

Related Performance of the Advisor

The historical composite performance data shown below represents the actual performance of the Advisor’s International Core Growth portfolio composite (the “Composite”), which consists of the mutual funds and separate accounts of the Advisor that are managed by the portfolio manager of the Fund and have a substantially similar investment objective and substantially similar strategies and policies as those of the Fund. The performance shown is not that of the Fund and is provided solely to illustrate the performance of the Advisor and does not indicate the future performance of the Fund. Past performance of the Composite does not guarantee future performance.

Returns include all dividends, interest, realized and unrealized gains and losses. The performance information is presented net and gross of the Advisor’s management fees. Custodial fees, if any, are not included in the calculations. If custodial fees had been included, performance of the Composite would have been lower. Fees and expenses of the Fund differ from and will be higher than those of the Composite and are discussed above in the Summary. Accordingly, use of the Fund’s estimated expense in the Composite would have lowered the Composite’s performance results. Returns of the Composite were calculated in accordance with the CFA Institute (formerly the Association for Investment Management and Research (“AIMR”)) method for calculating performance data. Monthly portfolio returns are calculated using a time-weighted monthly linked percentage return formula with adjustments for cash flows.

The Composite is not a registered investment company under the Investment Company Act of 1940 (the “1940 Act”) and, as a result, has not been subject to the restrictions and investment limitations imposed by the 1940 Act and the Internal Revenue Code of 1986 (the “Code”) (including for example, diversification and liquidity requirements and restrictions on transactions with affiliates). The performance of the Composite may have been different had it been subject to regulation as an investment company under the 1940 Act.

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	Average Annual Total Returns (periods ending December 31, 2004)
	1 Year	Inception*
Composite
Net of Fees	16.14%	36.81%
Gross of Fees	17.06%	37.93%
MSCI All Country World Ex-U.S. Index**	21.36%	42.18%

*	The Composite’s inception was April 1, 2003.
**	The Morgan Stanley Capital International All Country World Ex.-U.S. Index is an unmanaged market capitalization weighted index, with dividends reinvested, that includes developed and emerging markets. As of March 31, 2005, the MSCI All Country World Ex.-U.S. Index had an average market capitalization of $7.6 billion. The MSCI All Country World Ex.-U.S. Index reflects no deduction for fees, expenses or taxes. The Fund intends to compare its performance to the MSCI All Country World Ex.-U.S. Index.

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INVESTMENT RISKS

The following table summarizes the types of principal risks described below that each Fund may experience.

	Foreign Investments	Emerging Markets	Operating Expenses	Temporary Defensive Position	Smaller Stocks
Institutional International Growth Fund	✓	✓	✓	✓	✓
Institutional International Equity Fund	✓	✓	✓	✓	✓

Stocks.    Because each Fund invests substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds may decrease in response to the activities of an individual company or in response to general market, business and economic conditions. If this occurs, the Fund’s share price may also decrease.

Foreign Investments.    Each Fund seeks to invest in companies and governments of countries having stable or improving political environments; however, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions and other adverse political, social or diplomatic developments that could affect investments in these nations.

The risks of investing in securities of foreign issuers may include less publicly available information, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, nationalization, confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital and difficulty in obtaining and enforcing judgments against foreign entities. Securities of some foreign issuers are less liquid and their prices more volatile than the securities of U.S. companies. In addition, the time period for settlement of transactions in foreign securities generally is longer than for domestic securities.

The foreign securities held by a Fund usually will be denominated in currencies other than the U.S. dollar. Therefore, changes in foreign exchange rates will affect the value of the securities held in a Fund either beneficially or adversely. Fluctuations in foreign currency exchange rates will also affect the dollar value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, available for distribution to shareholders.

Emerging Markets.    Country allocation risks are typically intensified in emerging markets, which are the less developed and developing nations. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Investments in emerging markets companies are speculative and subject to special risks. Political and economic structures in many of these countries may be in their infancy and developing rapidly. Such countries may also lack the social, political and economic characteristics of more developed countries. The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a fund’s assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the values of a Fund’s investments in emerging market countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make a Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

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In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. There is an increased risk, therefore, of uninsured loss due to lost, stolen, or counterfeit stock certificates. Prior governmental approval of non-domestic investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

Further, the economies of certain developing countries may be dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Operating Expenses.    Each Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities, since expenses such as custodial fees related to foreign investments are usually higher than those associated with investments in U.S. securities. Similarly, brokerage commissions on purchases and sales of foreign securities are generally higher than on domestic securities. In addition, dividends and interest from foreign securities may be subject to foreign withholding taxes. (For more information, see “Your Account—Taxes.”)

Temporary Defensive Position.    Each Fund may significantly alter its make-up as a temporary defensive strategy. A defensive strategy will be employed only if, in the judgment of the Advisor, investments in a Fund’s usual markets or types of securities become decidedly unattractive because of current or anticipated adverse economic, financial, political and social factors. Generally, a Fund will remain fully invested, and the Advisor will not attempt to time the market. However, if a significant adverse market action is anticipated, investment-grade debt securities may be held without limit as a temporary defensive measure. Normally, a Fund does not purchase any stocks with a view to quick turnover for capital gains. For temporary defensive purposes, a Fund may acquire and hold fixed-income securities and securities issued by the U.S. or foreign governments as well as domestic or foreign money market instruments and non-convertible preferred stock, each of which would be of investment-grade. At such time as the Advisor determines that the Fund’s defensive strategy is no longer warranted, the Advisor will adjust the Fund back to its normal complement of securities as soon as practicable. When the Fund is invested defensively, it may not meet its investment objective.

Smaller Stocks.    Stocks of smaller companies involve greater risk than those of larger, more established companies. This is because smaller companies may be in earlier stages of development, may be dependent on a small number of products or services, may lack substantial capital reserves and/or do not have proven track records. Smaller companies may be more adversely affected by poor economic or market conditions, and may be traded in low volumes, which may increase volatility and liquidity risks. Any convertible debentures issued by small companies are likely to be lower-rated or non-rated securities, which generally involve more credit risk than debentures in the higher rating categories and generally include some speculative characteristics, including uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

MANAGEMENT OF THE FUNDS

Trustees, Officers and Advisor.    The Board of Trustees of the William Blair Funds (the “Trust”) has overall management responsibility. The duties of the trustees and officers of the Trust include supervising the business affairs of the Trust, monitoring investment activities and practices and considering and acting upon future plans

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for the Trust. The Statement of Additional Information has the names of and additional information about the trustees and officers of the Trust. The Advisor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, is responsible for providing investment advisory and management services to the Fund, subject to the direction of the Board of Trustees. The Advisor is also the principal underwriter and distributor of the Trust and acts as agent of the Trust in the sale of its shares (the “Distributor”). William Blair & Company, L.L.C. was founded over 70 years ago by William McCormick Blair. Today, the firm has over 800 employees including 170 principals. The main office in Chicago houses all research and investment management services.

The Investment Management Department oversees the assets of the William Blair Funds, along with corporate pension plans, endowments and foundations and individual accounts. The department currently manages over $26.2 billion in equities, fixed-income securities and cash equivalents.

The Advisor firmly believes that clients are best served when portfolio managers are encouraged to draw on their experience and develop new ideas. This philosophy has helped build a hard-working, results-oriented team of over 30 portfolio managers, supported by over 37 analysts, with an exceptionally low turnover rate. William Blair portfolio managers generally average ten years with William Blair and two decades of experience in the investment industry. The Advisor is registered as an investment advisor under the Investment Advisers Act of 1940.

For the fiscal year ended December 31, 2004, the Institutional International Growth Fund was contractually obligated to pay the Advisor a monthly investment management fee of 1.00% of the Fund’s average daily net assets. For the period December 1, 2004 (Commencement of Operations) to December 31, 2004, the Institutional International Equity Fund was contractually obligated to pay the Advisor a monthly management fee of 1.00% of the Funds average daily net assets. As described in the Summary, the Advisor has entered into an agreement with each Fund to waive a portion of its management fee and absorb operating expenses to the extent necessary to cap the Fund’s expense ratio at 1.10%. Because of these expense limitation agreements, the Funds may pay the Advisor less than the contractual management fee.

Custodian.    The Custodian is Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. The Custodian is responsible for custody of portfolio securities, fund accounting and the calculation of the Fund’s net asset value.

Transfer Agent and Dividend Paying Agent.    The Transfer Agent and Dividend Paying Agent is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

YOUR ACCOUNT

HOW TO BUY SHARES (By Mail, by Wire or by Telephone)

Eligibility and Minimum Investment.    Each Fund is designed for institutional investors, including, but not limited to employee benefit plans, endowments, foundations, trusts and corporations, who are able to meet the Fund’s high minimum investment requirement. Generally, each investor is required to open a single account with a Fund for all purposes. In certain cases, the Trust may request investors to maintain separate omnibus accounts for shares held by the investor for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary. Each account must separately meet the minimum investment requirement.

The minimum initial investment is $5 million. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application and corporate resolutions, if applicable. The Trust does not impose any sales charges in connection with purchases of Fund shares, although Service Agents and other institutions may charge their clients fees in connection with purchases for the accounts of their clients. The Funds may waive the minimum initial investment of $5 million for investors who enter into a letter of intent with the Funds or the Distributor. The Funds do not issue share certificates.

To reduce costs, Fund shares are not available for sale in all states. To find out if shares are available or can be made available in your state, or to obtain an application, call 1-800-724-7272.

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Purchase Price.    All Fund shares are sold at their public offering price, which is the net asset value per share that is next computed after receipt of your order in proper form by the Distributor, the Transfer Agent or a designated agent thereof. If you fail to pay for your order, you will be liable for any loss to the applicable Fund and, if you are a current shareholder, the Fund may redeem some or all of your shares to cover such loss.

Note:    All purchases made by check should be in U.S. dollars and made payable to William Blair Funds. Third party checks generally will not be accepted. When purchases are made by check, the Fund may delay sending redemption proceeds until it determines that collected funds have been received for the purchase of such shares, which may be up to 15 calendar days.

Purchases In Kind.    You may, subject to the approval of the Trust, purchase shares of a Fund in securities that are eligible for purchase by the Fund (consistent with the Fund’s investment process, goal and philosophy) and that have values that are readily ascertainable in accordance with the Fund’s valuation policies. Call 1-(800) 724-7272 if you would like to purchase Fund shares with other securities.

Right to Reject Your Purchase Order.    The Trust is required to obtain, verify and record certain information regarding the identity of shareholders. When opening a new account, the Trust will ask for your name, address, taxpayer identification number, date of birth and other information that identifies you. You may also be asked to show identifying documents. Applications without this information may not be accepted and orders may not be processed. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; to refuse an investment in a Fund or involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

The Trust is required to comply with various federal anti-money laundering laws and regulations. As a result, the Trust may be required to “freeze” a shareholder account if the shareholder appears to be involved in suspicious activity or if account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or account proceeds to a government agency. The Trust may also be required to reject a purchase payment, block an investor’s account and consequently refuse to implement requests for transfers or withdrawals.

Short-Term and Excessive Trading.    The Trust and its Funds are designed for long-term investors. All Funds, except the Ready Reserves Fund, discourage and do not accommodate short-term or excessive trading. Such trading may present risks to other shareholders in a Fund, including disruption of portfolio investment strategies, with potential resulting harm to performance, and increased trading costs or Fund expenses. Thus, such trading may negatively impact a Fund’s net asset value and result in dilution to long-term shareholders. Short-term and excessive trading in Fund shares can also negatively impact the Funds’ long-term performance by requiring the Funds to maintain more assets in cash or to liquidate holdings at a disadvantageous time. These risks may be more pronounced for the Funds investing in securities that are susceptible to pricing arbitrage (e.g., small cap securities).

In an effort to protect long-term shareholders, the Board of Trustees has adopted policies and procedures which seek to deter short-term and excessive trading and to detect such trading activity at levels that may be detrimental to the Funds. The Funds reserve the right to reject or restrict any purchase order (including exchanges) from any investor for any reason, including excessive, short-term or other abusive trading practices which may disrupt portfolio management strategies and harm Fund performance. The Funds also reserve the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash.

In making the determination to exercise these rights, the Funds may consider an investor’s trading history in the Funds and accounts under common ownership or control. The Funds seek to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Funds. Accordingly, the Advisor uses certain materiality and volume thresholds to detect short-term or excessive trading, but otherwise seeks to

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apply the policies uniformly to all shareholders other than those who hold shares though omnibus accounts. Although the Funds notify intermediaries of and request that they enforce the Funds’ policy, the Funds cannot directly control activity through all channels and are dependent on intermediaries to enforce the Funds’ policy. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement them in the same manner as the Funds due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Funds to direct shareholders. The Funds reserve the right to limit an intermediary’s future access to the Funds, up to and including termination of the Selling Agreement held with an intermediary. There is no assurance that the Funds’ policies will be effective in limiting and deterring short-term and excessive trading in all circumstances.

By Mail

Opening an Account.    Send your check and completed application to the Distributor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606.

Adding to an Account.    To purchase additional shares, make out a check for the amount of your investment, payable to “William Blair Funds.” Mail the check, together with a letter that specifies the Fund name, the account number and the name(s) in which the account is registered, to State Street Bank and Trust Company, P.O. Box 8506, Boston, Massachusetts 02266-8506.

By Wire

Opening or Adding an Account.    First, call the Distributor at 1-800-742-7272 for an account number. Then instruct your bank to wire federal funds to:

State Street Bank and Trust Co.

ABA # 011000028

DDA # 99029340

Attn: Custody & Shareholder Services

225 Franklin Street

Boston, Massachusetts 02110

Include your assigned account number and the name(s) in which the account is registered. Finally, complete the account application, indicate the account number assigned to you by the Distributor and mail it to the Distributor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606.

By Telephone

Opening an Account.    See “By Wire.”

Adding to an Account.    Call State Street at 1-800-635-2886 (in Massachusetts, 1-800-635-2840). To add to an existing account by telephone, you must have selected this option on your account application.

HOW TO SELL SHARES (By Mail, by Wire or by Telephone)

You can arrange to take money out of your account by selling (“redeeming”) some or all of your shares. You may give instructions to redeem your shares by mail, by wire or by telephone, as described below.

By Mail

To redeem shares by mail, send a written redemption request signed by an authorized person, as set forth on the application or corporate resolution, to State Street Bank and Trust Company, P.O. Box 8506, Boston, Massachusetts 02266-8506.

Written Redemption Requests Must Include:

—	a letter that contains your name and the dollar amount or number of shares to be redeemed; and

—	any other necessary documents, such as corporate resolutions or evidence of authority (for example, letters testamentary), dated not more than 60 days prior to receipt thereof by State Street or the Distributor.

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By Wire

To redeem some or all of your shares by wire, you may contact the Transfer Agent, by mail or telephone, as explained herein. To redeem by wire, you must have elected this option on your account application and attached to the application a corporate resolution authorizing those able to act on your behalf.

By Telephone

To redeem shares by telephone, you must have elected this option on your account application.    Contact the Transfer Agent at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

Note:    Telephone redemption requests should NOT be directed to the Trust or to the Distributor.

Redemption Price.    The redemption price that you receive for your shares may be more or less than the amount that you originally paid for them, depending upon their net asset value next calculated after receipt of your redemption request in proper order by the Distributor, the Transfer Agent or a designated agent thereof.

Payment for Redeemed Shares.    Payment normally will be mailed to you at the address of record for your account by the third business day after receipt by State Street of a redemption request and any other required documentation and after any checks in payment for your shares have cleared.

Delayed Proceeds.    The Trust reserves the right to delay delivery of your redemption proceeds—up to seven days—or to honor certain redemptions with securities, rather than cash, as described in the next section.

Redemptions In Kind.    If the Advisor determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Funds’ shares. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. Notwithstanding the above, a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the Fund’s net asset value during any 90-day period for any one shareholder of record.

Automatic Redemptions.    The Funds reserve the right to close your account if the value of the account is less than $5 million, unless the reduction in value is, due to solely market depreciation. Before closing an account, the Funds will notify you and allow you at least 30 days to bring the value of the account up to $5 million.

DIVIDENDS AND DISTRIBUTIONS

Income Dividends.    Each Fund earns dividends from stocks and interest from bond, money market, and other investments, that are passed through to shareholders as income dividends as long as expenses do not exceed income.

Capital Gain Distributions.    Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them, that are passed through to shareholders as capital gain distributions to the extent that a Fund’s net long-term capital gains exceed the sum of its net short-term capital losses for such year and any capital loss carryovers from prior years.

As a shareholder, you are entitled to your portion of the Fund’s net income and gains on its investments. Each Fund passes its earnings along to you as distributions. Each Fund’s policy is to distribute substantially all net investment income, if any, and all net realized capital gain, if any. All distributions of income and capital gain and any return of capital have the effect of immediately thereafter decreasing net asset value per share. Income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value on the reinvestment date, unless you specifically request otherwise (see “Shareholder Services and Account Policies —Dividend Options”). Cash payments are made by the Dividend Paying Agent, State Street Bank and Trust Company, shortly following the reinvestment date.

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When Dividends are Paid

All income dividends, if any, and capital gain distributions, if any, generally will be paid in December and/or January.

The Funds may vary these dividend practices at any time. Income dividends and any capital gain distributions on the Funds will vary from year to year. Dividends and distributions may be subject to withholding, as required by the Internal Revenue Service (see “Your Account—Taxes”).

TAXES

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.

Taxes on Distributions.    Each Fund’s distributions are subject to Federal income tax and may also be subject to state or local taxes. Distributions may be taxable at different tax rates depending upon the length of time the Fund holds the security. Your distributions are generally taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid before the following February 1 are treated as having been paid on December 31 of the calendar year declared for Federal income tax purposes. The Funds will inform you of the amount and nature of distributions paid.

Under the Federal tax laws, income dividends (other than “qualified dividend income”) and short-term capital gains distributions are taxed as ordinary income. Distributions of “qualified dividend income” meeting certain holding period and other criteria will generally be taxed at rates applicable to long-term capital gains. Long-term capital gain distributions are taxed as long-term capital gains. It is not anticipated that the ordinary income dividends for the Institutional International Growth Fund and Institutional International Equity Fund will be eligible for the dividends-received deduction available for corporate shareholders.

Taxes on Transactions.    Redemptions of Fund shares are treated as a sale of such shares and are generally subject to federal income taxation and possibly state and local taxation. If the shares are held as a capital asset, then a shareholder will recognize, subject to the discussion below, a capital gain or loss measured by the difference between the price that you paid for your shares and the price that you receive when you sell such shares. The capital gain or loss upon sale or redemption of Fund shares will generally be a short-term capital gain or loss if such shares were held for one year or less, and will be a long-term capital gain or loss if such shares were held for more than one year. Any loss recognized on the redemption of shares held six months or less, however, will be treated as a long-term capital loss to the extent you have received any long-term capital gain dividends on such shares. A shareholder who redeems all or substantially all of their shares will normally recognize a capital gain or loss for Federal income tax purposes. However, if a shareholder does not redeem at least substantially, all of their shares in a single transaction, such redemption may be taxed and treated as a dividend, without the benefit of utilizing the basis in your shares to decrease gain or increase loss. If you realize a loss on the redemption of Fund shares within 30 days before or after an acquisition of shares of the same Fund, the two transactions may be subject to the “wash sale” rules of the Code, resulting in a postponement of the recognition of such loss for Federal income tax purposes.

Effect of Foreign Taxes.    Investment income received from sources within foreign countries may be subject to foreign income taxes, which generally will reduce a Fund’s distributions. However, the United States has entered into tax treaties with many foreign countries that entitle certain investors to a reduced rate of tax or to certain exemptions from tax. Accordingly, the Funds will attempt to operate so as to qualify for such reduced tax rates or tax exemptions whenever practicable. Additionally, the Funds may qualify for and may elect to have foreign tax credits “passed through” to shareholders instead of taking such credit on its own tax return.

“Buying a Dividend.”    If you buy shares before a Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.

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See “Your Account—Dividends and Distributions” for payment schedules, and call the Distributor if you have further questions.

Shareholders should consult their tax advisor about the application of the provisions of the tax law in light of their particular situation.

For a more detailed discussion of taxes, see the Statement of Additional Information.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

The Funds provide a variety of services to help you manage your account.

Dividend Options.    You may choose to have your distributions reinvested in additional shares automatically or paid in cash by making the appropriate election on your account application. You may change your election at any time by providing written notice to State Street.

1. Automatic Dividend Reinvestment Plan.    The Funds automatically reinvest all income dividends and capital gain distributions in additional shares of stock at net asset value on the reinvestment date. (For more information, see “Your Account—Dividends and Distributions.”)

2. Cash-Dividend Plan.    You may choose to have all of your income dividends paid in cash and/or have your capital gain distributions paid in cash. Any distributions you do not elect to have paid in cash will be reinvested automatically in additional shares at net asset value.

3. Automatic Deposit of Dividends.    You may elect to have all income dividends and capital gain distributions automatically deposited in a previously established bank account.

Written Confirmations.    Each purchase or redemption transaction is confirmed in writing to the address of record by giving details of the purchase or redemption.

Use of Intermediaries.    If you purchase or redeem shares through an investment dealer, bank or other institution, that institution may impose charges for its services. These charges would reduce your yield or return. You may purchase or redeem shares directly from the Funds or with the Transfer Agent, State Street Bank, without any such charges.

Transfer of Shares.    Fund shares may be transferred by a written request addressed to the Trust and delivered to State Street, giving the name and social security or taxpayer identification number of the transferee and accompanied by the same documents as would be required for a redemption, together with specimen signatures of all transferees.

Suspension of Offering.    The Trust reserves the right to withdraw all or any part of the offering made by this Prospectus, and the Trust or the Distributor may reject purchase orders. From time to time, the Trust may temporarily suspend the offering of shares to new investors. During the period of such suspension, persons who are already shareholders of a Fund may be permitted to continue to purchase additional shares of the Fund, to have dividends reinvested and to make redemptions.

Shareholder Rights.    All shares of each Fund have equal rights with respect to dividends, assets and liquidation of the Fund and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of the William Blair Funds will be voted in the aggregate, except when a separate vote by Fund is required under the 1940 Act. Shares are fully paid and nonassessable when issued, are transferable without restriction, and have no preemptive or conversion rights. Under Delaware law, the Trust is not required to hold shareholder meetings on an annual basis. As required by law, the Funds will, however, hold shareholder meetings when a sufficient number of shareholders request a meeting, or as deemed desirable by the Board of Trustees, for such purposes as electing or removing trustees, changing fundamental policies or approving an investment management agreement. (For additional information about shareholder voting rights, see the Statement of Additional Information.)

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Householding.    In order to reduce the amount of mail you receive and to help reduce Fund expenses, the Trust generally sends a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-742-7272.

DETERMINATION OF NET ASSET VALUE

When and How Net Asset Value (“NAV”) is Determined

Each Fund’s net asset value is the market value of its total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

The net asset value per share shall be determined as of the close of regular trading on the New York Stock Exchange, which is generally 3:00 p.m., Central time (4:00 p.m. Eastern time), on each day when the Exchange is open. The Funds do not price their shares on days when the Exchange is closed for trading.

Quotations of foreign securities in foreign currencies are converted into the United States dollar equivalents at the prevailing market rates as computed by Investors Bank & Trust Company, the custodian. Trading in securities on exchanges and over-the-counter markets in Europe and the Far East is normally completed at various times prior to 3:00 p.m., Central time, the current closing time of the New York Stock Exchange. Trading on foreign exchanges may not take place on every day that the New York Stock Exchange is open. Conversely, trading in various foreign markets may take place on days when the New York Stock Exchange is not open and on other days when net asset value is not calculated. Consequently, the value of the net assets held by the Funds may be significantly affected on days when shares are not available for purchase or redemption.

How the Market Value of Fund Securities is Determined

Domestic Equity Securities.    The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

Foreign Equity Securities.    If the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (3:00 p.m. Central time), the Funds use an independent pricing service on a daily basis to fair value price the security as of the close of regular trading on the New York Stock Exchange. As a result, the Fund’s value for a security may be different from the last sale price (or the latest bid price). Otherwise, the value of a foreign equity security is determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market, as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price.

Fixed-Income Securities.    Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Other Securities and Assets.    Other securities, and all other assets, including securities for which a market price is not available or is deemed unreliable, or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust’s valuation procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

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INVESTMENT GLOSSARY

The following glossary explains some of the types of securities in which the Funds may invest, investment techniques they may employ, and some of the related risks. For more information, please see other sections of this prospectus, including the Summary, Investment Objective and Investment Strategies and Investment Risks, as well as the Statement of Additional Information.

Borrowing.    Each Fund may borrow money from banks for limited purposes to the extent allowable under the 1940 Act. Most borrowing is intended only as a temporary measure for extraordinary or emergency purposes, such as to help meet redemption requests, and not for leverage purposes.

Concentration.    Each Fund intends to invest not more than 25% of its net assets in any one industry. These limitations do not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to instruments, such as repurchase agreements, secured by these instruments or to tax-exempt securities.

Depository Receipts.    The Funds may invest in foreign issuers through sponsored American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”) and Global Depository Receipts (“GDRs”). Generally, an ADR is a dollar-denominated security issued by a U.S. bank or trust company that represents, and may be converted into, the underlying foreign security. An EDR represents a similar securities arrangement but is issued by a European bank, and a GDR is issued by a depository. ADRs, EDRs and GDRs may be denominated in a currency different from the underlying securities into which they may be converted. Typically, ADRs, in registered form, are designed for issuance in U.S. securities markets, and EDRs and GDRs, in bearer form, are designed for issuance in European securities markets. Investments in depository receipts entail risks similar to direct investments in foreign securities. These risks are detailed in the section on “Investment Risks” above and in the Statement of Additional Information.

Diversification.    With respect to 75% of a Fund’s net assets, the Fund will not purchase the securities of any issuer if, as a result, more than 5% of the Fund’s total assets would be invested in such issuer and will not purchase more than 10% of the outstanding voting securities of any issuer. These limitations do not apply to U.S. Government securities or to government agency or instrumentality securities.

Equity Securities.    Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business.

Foreign Currency Futures.    The Funds may purchase and sell futures on foreign currencies as a hedge against possible variation in foreign exchange rates. Foreign currency futures contracts are traded on boards of trade and futures exchanges. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a particular currency for a particular price on a future date. To the extent that a Fund engages in foreign currency futures transactions, but fails to consummate its obligations under the contract, the net effect to the Fund would be the same as speculating in the underlying futures contract. Futures contracts entail certain risks. If the Advisor’s judgment about the general direction of rates or markets is wrong, the Fund’s overall performance may be less than if no such contracts had been entered into. There may also be an imperfect correlation between movements in prices of futures contracts and the portfolio securities being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than to meet margin requirements, distortions in the normal relationship between the securities and futures markets could result. In addition, because margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to price

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distortions in the futures market and an imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the Fund’s Advisor may still not result in a successful hedging transaction. A Fund could also experience losses if it could not close out its futures position because of an illiquid secondary market, and losses on futures contracts are not limited to the amount invested in the contract. The above circumstances could cause the Fund to lose money on the financial futures contracts and also on the value of its portfolio securities.

To the extent required to comply with the 1940 Act and the rules and interpretations thereunder, whenever a Fund enters into a futures contract, the Fund will segregate either cash or liquid securities equal to the Fund’s potential obligation under such contracts. The segregation of assets places a practical limit on the extent to which the Fund may engage in futures contracts.

To the extent required to comply with CFTC Rule 4.5 and in order to avoid “commodity pool operator” status, each Fund will not enter into a financial futures contract if immediately thereafter the aggregate initial margin and premiums for such contracts held by the Fund would exceed 5% of the liquidation value of the Fund’s assets. The Fund will not engage in transactions in financial futures contracts for speculation, but only in an attempt to hedge against changes in interest rates or market conditions affecting the value of securities that the Fund holds or intends to purchase.

Forward Foreign Currency Transactions.    The Funds may enter into forward foreign currency contracts as a means of managing the risks associated with changes in exchange rates. A forward foreign currency contract is an agreement to exchange U.S. dollars for foreign currencies at a specified future date and specified amount which is set by the parties at the time of entering into the contract. The Advisor will generally use such currency contracts to fix a definite price for securities they have agreed to buy or sell and may also use such contracts to hedge a Fund’s investments against adverse exchange rate changes. Alternatively, a Fund may enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Advisor believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which securities of the Fund are denominated (“cross-hedge”). The profitability of forward foreign currency transactions depends upon correctly predicting future changes in exchange rates between the U.S. dollar and foreign currencies. As a result, a Fund may incur either a gain or loss on such transactions. While forward foreign currency transactions may help reduce losses on securities denominated in a foreign currency, they may also reduce gains on such securities depending on the actual changes in the currency’s exchange value relative to that of the offsetting currency involved in the transaction. The Funds will not enter into forward foreign currency transactions for speculative purposes.

Illiquid Securities.    Subject to the provisions of the 1940 Act, each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those securities that are not readily marketable, including restricted securities and repurchase obligations maturing in more than seven days.

Investment Companies.    Subject to the provisions of the 1940 Act (including exemptive relief granted by the Securities and Exchange Commission thereunder), each Fund may invest in the shares of investment companies which may include exchange-traded funds. Investment in other investment companies may provide advantages of diversification and increased liquidity; however, there may be duplicative expenses, such as advisory fees or custodial fees. Several foreign governments permit investments by non-residents in their markets only through participation in certain investment companies specifically organized to participate in such markets. In addition, investments in unit trusts and country funds permit investments in foreign markets that are smaller than those in which the Funds would ordinarily invest directly. Investments in such pooled vehicles should enhance the geographical diversification of a Fund’s assets, while reducing the risks associated with investing in certain smaller foreign markets. Investments in such vehicles will provide increased liquidity and lower transaction costs than are normally associated with direct investments in such markets; however, there may be duplicative expenses, such as advisory fees or custodial fees.

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The Trust has received an exemptive order from the SEC that allows each Fund to invest a portion of its assets into shares of the William Blair Ready Reserves Fund based upon the terms and conditions of such order. Pursuant to the order, a Fund may not invest more than 25% of its net assets in the Ready Reserves Fund. The Advisor reduces the advisory fee it receives from a Fund to the extent the Fund is invested in the Ready Reserves Fund.

Portfolio Turnover Rate.    The Funds do not intend to trade portfolio securities for the purpose of realizing short-term profits. However, a Fund will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund’s investment objective, and there is no limitation on the length of time securities must be held by the Fund prior to being sold. Portfolio turnover rate will not be a limiting factor for a Fund. Although a Fund’s turnover rate will vary from year to year, it is anticipated that the Fund’s turnover rate, under normal circumstances, will be less than 100%. Higher portfolio turnover rates involve correspondingly higher transaction costs, which are borne directly by the Fund.

Repurchase Agreements.    The Funds may invest in repurchase agreements. Repurchase agreements are instruments under which a Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. The repurchase agreement serves to fix the yield of the security during the Fund’s holding period. The Funds currently intend to enter into repurchase agreements only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. In all cases, the Advisor must be satisfied with the creditworthiness of the seller before entering into a repurchase agreement. In the event of the bankruptcy or other default of the seller of a repurchase agreement, a Fund could incur expenses and delays enforcing its rights under the agreement, and experience a decline in the value of the underlying securities and loss of income. The maturity of a security subject to repurchase may exceed one year. Repurchase agreements maturing in more than seven days, together with any securities that are restricted as to disposition under the federal securities laws or are otherwise considered to be illiquid, will not exceed 15% of the net assets of a Fund.

Warrants.    Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

When-Issued and Delayed Delivery Securities.    From time to time, in the ordinary course of business, a Fund may purchase newly issued securities appropriate for the Fund on a “when-issued” basis, and may purchase or sell securities appropriate for the Fund on a “delayed delivery” basis. When-issued or delayed delivery transactions involve a commitment by a Fund to purchase or sell particular securities, with payment and delivery to take place at a future date. These transactions allow the Fund to lock in an attractive purchase price or yield on a security the Fund intends to purchase. Normally, settlement occurs within one month of the purchase or sale. During the period between purchase and settlement, no payment is made or received by a Fund and, for delayed delivery purchases, no interest accrues to the Fund. Because a Fund is required to set aside cash or liquid securities at least equal in value to its commitments to purchase when-issued or delayed delivery securities, the Advisor’s ability to manage the Fund’s assets may be affected by such commitments. A Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but it reserves the right to sell them before the settlement date if it is deemed advisable.

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FINANCIAL HIGHLIGHTS

The tables below are intended to help you understand each Fund’s financial performance since the Fund commenced operations. Certain information reflects financial results for a single Fund share. The total return figures show what an investor in a Fund would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Funds’ financial statements, is included in the annual report, which is available upon request (see back cover). Net investment income (loss) per share for 2004, 2003 and 2002 is based on the average shares outstanding during the year.

William Blair Institutional International Growth Fund

	Period Ended
	12/31/2004	12/31/2003	12/31/2002(a)
Net asset value, beginning of period	$13.60	$9.567	$10.00
Income from investment operations:
Net investment income	0.03	0.073	—
Net realized and unrealized loss on investments	2.44	3.993	(0.430)

Total from investment operations	2.47	4.066	(0.430)
Less distributions from:
Net investment income	0.01	0.033	0.003
Net realized gain	—	—	—

Total distributions	0.01	0.033	0.003

Net asset value, end of period	$16.06	$13.600	$9.567

Total return (%)	18.15	42.47	(4.27)
Ratios to average daily net assets (%)(b):
Expenses, net of waivers and reimbursements	1.10	1.10	1.10
Expenses, before waivers and reimbursements	1.11	1.16	1.29
Net investment income (loss), net of waivers and reimbursements	0.18	0.37	(0.05)
Net investment income (loss), before waivers and reimbursements	0.17	0.31	(0.24)
Supplemental data:
Net assets at end of period (in thousands)	$1,223,436	$477,511	$149,848
Portfolio turnover rate (%)(b)	72	56	59

(a)	For the period July 26, 2002 (Commencement of Operations) to December 31, 2002.
(b)	Rates are annualized for periods less than a year.

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William Blair Institutional International Equity Fund

Period Ended 12/31/2004(a)
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	—
Net realized and unrealized loss on investments	0.20

Total from investment operations	0.20
Less distributions from:
Net investment income	—
Net realized gain	—

Total distributions	—

Net asset value, end of period	$10.20

Total return (%)	2.00
Ratios to average daily net assets (%)(b):
Expenses, net of waivers and reimbursements	1.10
Expenses, before waivers and reimbursements	2.46
Net investment income (loss), net of waivers and reimbursements	(0.21)
Net investment income (loss), before waivers and reimbursements	(1.57)
Supplemental data:
Net assets at end of period (in thousands)	$27,384
Portfolio turnover rate (%)(b)	45

(a)	For the period December 1, 2004 (Commencement of Operations) to December 31, 2004.
(b)	Rates are annualized for periods that are less than a year.

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FOR MORE INFORMATION

More information about the Funds is available without charge, upon request, including the following:

Semi-Annual/Annual Reports

The Semi-Annual and audited Annual Reports to Shareholders include financial statements, detailed performance information, portfolio holdings and statements from the Fund’s manager. In the Annual Report, you will find a discussion of the market conditions and investment strategies that the Advisor believes significantly affected the Fund’s performance in its last fiscal year. Financial statements and the report of independent registered accounting firm included in annual reports are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes.

Statement of Additional Information (SAI)

The SAI contains more detailed information about the Funds. The SAI is available without charge, upon request. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

To obtain information:

By telephone

Call: 1-800-742-7272

By mail

Write to:

William Blair Funds

222 West Adams Street

Chicago, Illinois 60606

or

State Street Bank and Trust Company

(the Fund’s Transfer Agent)

P.O. Box 8506

Boston, MA 02266-8506

On the Internet

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, D.C. (1-202-942-8090) or, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room Section, Washington, D.C. 20549-0102.

No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus does not constitute an offering by the Trust or its distributor in any jurisdiction in which such offering may not lawfully be made.

William Blair Funds’ information, including but not limited to the Prospectus, SAI, Semi-Annual and Annual Reports and Account Application, can be viewed online at http://www.williamblairfunds.com.

William Blair Funds	May 1, 2005

Investment Company Act File No.: 811-5344

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WILLIAM BLAIR FUNDS

Institutional International Growth Fund

Institutional International Equity Fund

222 West Adams Street ■ Chicago, Illinois 60606 ■ 800.742.7272 ■ www.williamblairfunds.com
William Blair & Company, L.L.C., Distributors

This cover is not part of the Prospectus

May 1, 2005

William Blair Funds

CLASS I PROSPECTUS

Ready Reserves Fund

This prospectus contains important information about Class I shares of the Ready Reserves Fund, including its investment objectives. For your benefit and protection, please read it before you invest and keep it for future reference. This prospectus relates only to the Class I shares of the Fund.

TABLE OF CONTENTS

Summary	1
Financial Highlights	3
Investment Objective and Principal Investment Strategies	4
Investment Risks	5
Management of the Funds	5
Your Account	6
How to Buy Shares	6
How to Sell Shares	8
How to Exchange Shares	9
Dividends and Distributions	9
Taxes	10
Shareholder Services and Account Policies	10
Determination of Net Asset Value	11
Investment Glossary	12
For More Information	14

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

William Blair Funds

222 West Adams Street

Chicago, Illinois 60606

WILLIAM BLAIR READY RESERVES FUND	SUMMARY

INVESTMENT OBJECTIVE: The William Blair Ready Reserves Fund seeks current income, a stable share price and daily liquidity.

MAIN INVESTMENT STRATEGIES: The Fund invests primarily in short-term U.S. dollar-denominated domestic money market instruments, which include securities issued by domestic companies; the U.S. Government, its agencies and instrumentalities; and U.S. banks. The Fund invests exclusively in securities that are high-quality, which means that they are rated in the top 2 investment categories. The Fund reserves the right to invest more than 25% of its assets in the domestic banking industry. The Fund is designed to be highly liquid and seeks to maintain a net asset value of $1.00 per share.

MAIN RISKS OF INVESTING: Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. As with any money market fund, there is a risk that the issuers or guarantors of securities will default on the payment of principal or interest or the obligation to repurchase securities from the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because the Fund may concentrate its assets in the banking industry, the Fund’s performance may depend in large part on that industry. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for investors who seek to obtain the maximum current income consistent with the preservation of capital.

FUND PERFORMANCE HISTORY

Annual Total Returns. The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last 10 calendar years. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns (Class N Shares)(1)

Highest Quarterly Return	Lowest Quarterly Return
1.52% (3Q00)	0.28% (4Q02)

(1)	Although the Class I shares have been registered since 1999, they have not been offered and there are no Class I shareholders. As a result, the Class I shares do not have returns to report. Returns for the Class N shares of the Fund, which are offered in a separate prospectus, are reported instead. The returns for the Class I shares will be substantially similar to those of the Class N shares shown in the chart below because all shares of the Fund are invested in the same portfolio of securities. The annual returns of the Class I shares will differ from the Class N shares only to the extent that the expenses of the classes differ.

Average Annual Total Returns. The following table compares the Fund’s Class N average annual total returns for the periods ended December 31, 2004, to a broad-based securities market index.

	1 Year	5 Years	10 Years
Ready Reserves Fund	0.80%	2.44%	3.71%
AAA Rated Money Market Funds*	0.65%	2.33%	3.71%

*	The AAA Rated Money Market Funds Average represents the average annual composite performance of all AAA rated First Tier Retail Money Market Funds listed by IBC Financial Data. Expenses are not included.

Yield: You may obtain the most current yield information for the Fund by calling 1-800-742-7272.

FEES AND EXPENSES: This section describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.

Shareholder fees. Class I shares are no-load investments, so you will not pay any shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class I shares of another Fund.

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	.24%
Distribution (Rule 12b-1) Fee	None
Other Expenses	.06%

Total Annual Fund Operating Expenses	.30%

Example: This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$31	$97	$169	$381

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FINANCIAL HIGHLIGHTS

The table below is intended to help you understand the Fund’s financial performance for the past several years. Certain information reflects financial results for a single Fund share. The total return figures show what an investor in the Fund would have earned (or lost) on an investment in the Fund (assuming investment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statement, is included in the annual report, which is available upon request (see back cover).

William Blair Ready Reserves Fund (Class N Shares)

	Periods Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01	0.01	0.01	0.04	0.06

Total from investment operations	0.01	0.01	0.01	0.04	0.06
Less distributions from:
Net investment income (loss)	0.01	0.01	0.01	0.04	0.06

Total distributions	0.01	0.01	0.01	0.04	0.06

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (%)	0.80	0.66	1.28	3.66	5.91
Ratios to average daily net assets (%):
Expenses	0.65	0.66	0.67	0.67	0.70
Net investment income (loss)	0.80	0.66	1.28	3.63	5.78
Supplemental data:
Net assets at end of period (in thousands)	$1,092,940	$1,153,932	$1,324,001	$1,403,740	$1,339,180

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INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The Ready Reserves Fund is a series of William Blair Funds, an open-end management investment company. William Blair & Company, L.L.C. (the “Advisor”) provides management and investment advisory services to the Fund.

The following section takes a closer look at the investment objective of the Fund, its principal investment strategies, additional strategies and certain related investment risks. The Fund’s secondary strategies on investments are described in the Investment Glossary. In addition, the Statement of Additional Information contains more detailed information about certain of these practices, the potential risks and/or the limitations adopted by the Fund to help manage such risks. All investments, including those in mutual funds, have risks. No investment is suitable for all investors. Of course, there can be no assurance that the Fund will achieve its objective.

Goal and Principal Strategies

The William Blair Ready Reserves Fund seeks current income, a stable share price and daily liquidity. The Fund invests exclusively in high-quality U.S. dollar-denominated money market instruments, including, but not limited to, those issued by companies, the U.S. Government and its agencies and instrumentalities, U.S. banks and municipalities. These instruments are considered to be among the safest investments available because of their short maturities, liquidity and high-quality ratings. The Fund reserves the right to invest more than 25% of its assets in the domestic banking industry. The Fund seeks to maintain a net asset value of $1.00 per share. Nevertheless, there is no guarantee that the objective of the Fund will be achieved or that the net asset value of $1.00 per share of the Fund will be maintained.

Additional Strategies and Risks

The Fund may also invest in U.S. dollar-denominated money market instruments issued by foreign banks, foreign governments and multinational organizations, such as the World Bank.

To the extent the Fund invests in short-term U.S. dollar-denominated foreign money market instruments, investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of, but not limited to, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions, war and expropriation.

The Fund may invest in asset-backed securities, repurchase agreements, Section 4(2) commercial paper, when-issued and delayed delivery securities and variable rate securities, which are more fully described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration and diversification.

Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information and at http://www.williamblairfunds.com.

Portfolio Management

The Ready Reserves Fund is co-managed by James Kaplan and Christopher Vincent.

James Kaplan, a principal of William Blair & Company, L.L.C., has co-managed the Fund since 1999. Mr. Kaplan is responsible for the day to day management of the structured mortgage backed and asset-backed securities portion of the Fund’s portfolio. He joined the firm’s Investment Management Department in 1994 as a fixed-income portfolio manager. Prior to that he was with First Union National Bank for twelve years. While at First Union, he traded risk positions in mortgage-backed securities and municipal bonds. In addition, he co-managed the mortgage-backed securities portion of the bank’s investment portfolio. He is a member of the Investment Analysts Society of Chicago. Education: B.A., Washington & Lee University and CFA.

4

Christopher Vincent, a principal of William Blair & Company, L.L.C., has co-managed the Fund since February 2003. Mr. Vincent is responsible for the day to day management of the corporate securities portion of the Fund’s portfolio. He joined the firm in 2002 as a fixed-income portfolio manager. Previously, he was a managing director/senior portfolio manager with Zurich Scudder Investments for fourteen years. Prior to that he was with Ralston Purina Company for five years in the treasury department where he was responsible for fixed income investments for the company’s benefit plans. He has been affiliated with the Uhlich Children’s Home in Chicago since 1991 as a Trustee, Treasurer and Advisory Board member and is a member of the Investment Analysts Society of Chicago and the Association for Investment Management and Research. Education: B.S., University of Missouri; M.B.A., Saint Louis University; and CFA.

The Statement of Additional Information provides additional information about the portfolio managers, including their compensation, other accounts they manage and their ownership of securities in the Fund.

INVESTMENT RISKS

Credit Risk. The value of the Fund’s securities is subject to the ability of the issuers of such securities to make payment at maturity (credit risk). However, in the opinion of the Advisor, the risk of loss of principal should be reduced due to the relatively high quality of the investments in which the Fund primarily will invest. Obligations that are unrated are not necessarily of lower quality than those that are rated, but may be less marketable and, consequently, provide higher yields. Not all securities issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Such securities involve different degrees of government backing. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities in which the Fund may invest are backed by the full faith and credit of the United States, such as modified pass-through certificates issued by the Government National Mortgage Association, while others are backed exclusively by the agency or instrumentality with limited rights of the issuer to borrow from the U.S. Treasury (such as obligations of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation). Others are backed only by the credit of the issuer itself (such as obligations of the Student Loan Marketing Association). For a description of ratings, see Appendix B in the Statement of Additional Information.

Income Risk. The Fund is subject to income risk, which is the risk that the income received by the Fund may decrease as a result of a decline in interest rates. The Fund’s income is based on short-term interest rates, which may fluctuate over short periods of time.

MANAGEMENT OF THE FUNDS

Trustees, Officers and Advisor. The Board of Trustees of the William Blair Funds (the “Trust”) has overall management responsibility. The duties of the trustees and officers of the Trust include supervising the business affairs of the Trust, monitoring investment activities and practices and considering and acting upon future plans for the Trust. The Statement of Additional Information has the names of and additional information about the trustees and officers of the Trust. The Advisor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, is responsible for providing investment advisory and management services to the Fund, subject to the direction of the Board of Trustees. The Advisor is also the principal underwriter and distributor of the Fund and acts as agent of the Trust in the sale of its shares (the “Distributor”). William Blair & Company, L.L.C. was founded over 70 years ago by William McCormick Blair. Today, the firm has over 800 employees including 170 principals. The main office in Chicago houses all research and investment management services.

The Investment Management Department oversees the assets of the William Blair Funds, along with corporate pension plans, endowments and foundations and individual accounts. The department currently manages over $26.2 billion in equities, fixed-income securities and cash equivalents.

The Advisor firmly believes that clients are best served when portfolio managers are encouraged to draw on their experience and develop new ideas. This philosophy has helped build a hard-working, results-oriented team of over

5

33 portfolio managers, supported by over 37 analysts, with an exceptionally low turnover rate. William Blair portfolio managers generally average ten years with William Blair and two decades of experience in the investment industry. The Advisor is registered as an investment advisor under the Investment Advisers Act of 1940.

For the most recently completed fiscal year, the Ready Reserves Fund paid the Advisor a monthly investment management fee of .24% of the Fund’s average net assets.

Custodian. The Custodian is Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. The Custodian is responsible for custody of portfolio securities, fund accounting and the calculation of the Fund’s net asset value.

Transfer Agent and Dividend Paying Agent. The Transfer Agent and Dividend Paying Agent is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

YOUR ACCOUNT

HOW TO BUY SHARES (By Mail, by Wire or by Telephone)

Eligibility and Minimum Investment. The Fund is designed primarily for institutional investors. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor is required to open a single account with the Fund for all purposes. In certain cases, the Trust may request investors to maintain separate omnibus accounts for shares held by the investor for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary.

The minimum initial investment is $10 million or any lesser amount if, in the Trust’s opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $10 million. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application and corporate resolutions, if applicable. The Trust reserves the right to offer Fund shares without regard to the minimum purchase requirements to qualified or non-qualified employee benefit plans. The Trust does not impose any sales charges in connection with purchases of Fund shares, although Service Agents and other institutions may charge their clients fees in connection with purchases for the accounts of their clients. Service Agents may receive different levels of compensation for selling different classes of shares. The Fund does not issue share certificates. To add to an account, the minimum subsequent investment is $1.00. These minimum amounts may be changed at any time.

Purchase Price. The Fund is sold at its public offering price, which is the net asset value per share that is next computed after receipt of your order in proper form by the Distributor, the Transfer Agent or a designated agent thereof. The net asset value per share of the Ready Reserves Fund normally will be $1.00. (For more information, see “Determination of Net Asset Value.”) If you fail to pay for your order, you will be liable for any loss to the Fund and, if you are a current shareholder, the Fund may redeem some or all of your shares to cover such loss.

Note: All purchases made by check should be in U.S. dollars and made payable to William Blair Funds. Third party checks generally will not be accepted. When purchases are made by check or periodic account investment, the Fund may delay sending redemption proceeds until it determines that collected funds have been received for the purchase of such shares, which may be up to 15 calendar days.

Purchase in Kind. You may, subject to the approval of the Fund, purchase shares of the Fund with securities that are eligible for purchase by the Fund (consistent with the Fund’s investment process, goal and philosophy) and that have values that are readily ascertainable in accordance with the Fund’s valuation policies. Call the Fund at 1-800-742-7272 if you would like to purchase Fund shares with other securities.

Right to Reject Your Purchase Order. The Trust is required to obtain, verify and record certain information regarding the identity of shareholders. When opening a new account, the Trust will ask for your name, address, taxpayer identification number, date of birth and other information that identifies you. You may also be asked to show identifying documents. Applications without this information may not be accepted and orders may not be processed. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; to refuse an investment in the Fund or involuntarily redeem an investor’s shares and close an

6

account in the event that an investor’s identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

The Trust is required to comply with various federal anti-money laundering laws and regulations. As a result, the Trust may be required to “freeze” a shareholder account if the shareholder appears to be involved in suspicious activity or if account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or account proceeds to a government agency. The Trust may also be required to reject a purchase payment, block an investor’s account and consequently refuse to implement requests for transfers or withdrawals.

Short-Term and Excessive Trading. The Fund is designed for liquidity needs and is not actively monitored for market timing. As a result, the Board of Trustees has determined that it would not be appropriate for the Fund to adopt policies and procedures with respect to frequent trading. Nevertheless, the Fund reserves the right to decline your purchase order upon receipt for any reason, including excessive, short-term or other abusive trading practices which may disrupt portfolio management strategies and harm Fund performance. The Fund also reserves the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash.

By Mail

Opening an Account. Send your check and completed application to the Distributor, William Blair Funds, 222 West Adams Street, Chicago, Illinois 60606.

Adding to an Account. To purchase additional shares, make out a check for the amount of your investment, payable to “William Blair Funds,” mail the check, together with a letter that specifies the portfolio name, the account number and the name(s) in which the account is registered. Send your check and letter to the Distributor, William Blair Funds, 222 West Adams Street, Chicago, Illinois 60606.

By Wire

Opening an Account. First, call State Street at 1-800-635-2886 (in Massachusetts, 1-800-635-2840) for an account number. Then instruct your bank to wire federal funds to:

State Street Bank and Trust Co.

ABA # 011000028

DDA # 99029340

Attn: Custody & Shareholder Services

225 Franklin Street

Boston, Massachusetts 02110

Include the name of the Portfolio and the share class in which you are investing, your assigned account number and the name(s) in which the account is registered. Finally, complete the account application, indicate the account number assigned to you by State Street and mail it to William Blair Funds, 222 West Adams Street, Chicago, Illinois 60606.

Adding to an Account. To add to your account by wire, instruct your bank to wire federal funds to:

State Street Bank and Trust Co.

ABA # 011000028

DDA # 99029340

Attn: Custody & Shareholder Services

225 Franklin Street

Boston, Massachusetts 02110

7

In your request, specify the Portfolio name and the share class in which you are investing, your account number, and the name(s) in which the account is registered. To add to an existing account by wire transfer of funds, you must have selected this option on your account application.

By Telephone

Opening an Account. See “By Wire.”

To add to an existing account by telephone, you must have selected this option on your account application.

HOW TO SELL SHARES (By Mail, by Wire or by Telephone)

You can arrange to take money out of your account by selling (“redeeming”) some or all of your shares. You may give instructions to redeem your shares by mail, by wire or by telephone, as described below. Redemption requests will be processed after the next daily dividend declaration at the net asset value next determined upon receipt by the Distributor of a proper redemption request. In this way, you will receive the net asset value of your shares and all declared but unpaid dividends on your shares through the date of redemption.

By Mail

Send your redemption request signed by all account owners to the Transfer Agent or to the Distributor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606.

Written Redemption Requests Must Include:

—	a letter that contains your name, the Fund’s name and the dollar amount or number of shares to be redeemed; and

—	any other necessary documents, such as corporate resolutions, an inheritance tax consent or evidence of authority (for example, letters testamentary), dated not more than 60 days prior to receipt thereof by State Street or the Distributor.

By Wire

To redeem some or all of your shares in any Funds by wire, you must have elected this option on your account application and attached to the application a voided, unsigned check or deposit slip for your bank account.

By Telephone

To redeem shares by telephone, you must have elected this option on your account application. You may redeem some or all of your shares by telephone by calling the Transfer Agent.

Redemption Price. The Fund’s net asset value normally will be $1.00. However, the redemption price that you receive for your shares may be more or less than the amount that you originally paid for them, depending upon their net asset value next calculated after receipt of your redemption request, in proper order.

Payment for Redeemed Shares. Payment normally will be mailed to you at the address of record for your account by the third business day after receipt by the Distributor of a redemption request and any other required documentation and after any checks in payment for your shares have cleared.

Delayed Proceeds. The Trust reserves the right to delay delivery of your redemption proceeds — up to seven days — or to honor certain redemptions with securities, rather than cash, as described in the next section.

Redemptions In Kind. If the Advisor determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for each of the Fund’s shares. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. Notwithstanding the above, the Fund is obligated to redeem shares solely in cash up

8

to the lesser of $250,000 or 1.00% of the Fund’s net asset value during any 90-day period for any one shareholder of record.

Redemption by Check. To redeem shares by check, you must have a brokerage account at the Distributor. If your application for the check-writing privilege is approved, you will be provided with checks that may be made payable to any person in an amount not less than $500 nor more than $9 million. There currently is no charge for this service and no limit on the number of checks that you may write; however, these provisions are subject to change.

The payee of the check may cash or deposit it like any other check drawn on a bank. When the check is presented for payment, a sufficient number of full and fractional shares from your account will be redeemed at their next-determined net asset value per share, usually $1.00, to cover the amount of the check. This enables you to continue earning daily dividends until the check clears. Canceled checks will be returned to you by State Street. For joint accounts, unless a single signer has been authorized on your account application, checks must be signed by all joint account owners.

The Trust may refuse to honor checks whenever the right of redemption has been suspended or postponed or whenever your account is otherwise impaired. For instance, your account would be considered to be impaired when (1) there are insufficient assets to cover the check, (2) a “stop order” has been placed on the check, and (3) in other situations, such as where there is a dispute over ownership of your account. A $25 service fee may be charged when a check is presented to redeem shares in excess of the value of your account or for an amount less than $500.

HOW TO EXCHANGE SHARES (By Mail or by Telephone)

Subject to the following limitations, you may exchange shares of Class I shares into Class I shares of another Fund at their relative net asset values so long as the shares to be acquired are available for sale in your state of residence. Exchanges will be effected by redeeming your shares and purchasing shares of the other Fund or Funds requested. Shares of a William Blair Fund with a value in excess of $1 million acquired by exchange from another William Blair Fund may not be exchanged thereafter until they have been owned for 15 days (the “15 Day Hold Policy”).

By Mail

You may request an exchange of your shares by writing to William Blair Funds, Attention: Exchange Department, P.O. Box 8506, Boston, Massachusetts 02266-8506.

By Telephone

You may also exchange your shares by telephone by completing the appropriate section on your account application. Once your telephone authorization is on file, State Street will honor your requests to redeem shares by telephone at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

Neither the Trust nor State Street will be liable for any loss, expense or cost arising out of any telephone request pursuant to the telephone exchange privilege, including any fraudulent or unauthorized request, and you will bear the risk of loss, so long as the Trust or the Transfer Agent reasonably believes, based upon reasonable verification procedures, that the telephonic instructions are genuine. The verification procedures include (1) recording instructions, (2) requiring certain identifying information before acting upon instructions and (3) sending written confirmations.

DIVIDENDS AND DISTRIBUTIONS

Income Dividends. The Fund earns interest from short-term U.S. dollar denominated domestic money market instruments that are passed through to shareholders as income dividends as long as expenses do not exceed income.

As a shareholder, you are entitled to your portion of the Fund’s net income. The Fund passes its earnings through to you as distributions. The Fund’s policy is to distribute substantially all net investment income. All distributions have the effect of immediately thereafter decreasing net asset value per share. Income dividends will be automatically reinvested in additional shares at net asset value on the reinvestment date, unless you specifically request otherwise (see “Shareholder Services and Account Policies — Dividend Options”). Cash payments are made by the Dividend Paying Agent, State Street Bank and Trust Company, shortly following the reinvestment date.

9

When Dividends are Paid

The Ready Reserves Fund’s net investment income will be declared at the close of regular trading on the New York Stock Exchange on each day that the Fund is open for business, which is generally 3:00 p.m., Central time, as a dividend to shareholders who were of record prior to the declaration.

The Fund may vary its dividend practices at any time. Income dividends from the Fund will vary from year to year. Dividends may be subject to withholding, as required by the Internal Revenue Service (see “Your Account — Taxes”).

TAXES

As with any investment, you should consider how your investment in the Fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.

Taxes on Distributions. The Fund’s distributions are subject to Federal income tax and may also be subject to state or local taxes. Distributions may be taxable at different rates depending upon the length of time the Fund holds the security. Your distributions are generally taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid before the following February 1 are treated as having been paid on December 31 of the calendar year declared for Federal income tax purposes. The Fund will inform you of the amount and nature of distributions paid.

Under the Federal tax laws, income dividends (other than “qualified dividend income”) and short-term capital gains distributions are taxed as ordinary income. It is not anticipated that the ordinary income dividends of the Fund will be eligible for the dividends-received deduction available to corporate shareholders.

Taxes on Transactions. For the Ready Reserves Fund, so long as a net asset value of $1.00 is maintained, the sale or redemption of your shares will not result in a capital gain or loss.

Shareholders should consult their tax advisor about the application of the tax law in light of their particular situation.

For a more detailed discussion of taxes, see the Statement of Additional Information.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

The Fund provides a variety of services to help you manage your account.

Dividend Options. You may choose to have your distributions reinvested in additional shares automatically or paid in cash by making the appropriate election on your account application. You may change your election at any time by providing written notice to State Street.

1. Automatic Dividend Reinvestment Plan. The Fund automatically reinvests all income dividends and capital gain distributions in additional shares of stock at net asset value on the reinvestment date. (For more information, see “Your Account—Dividends and Distributions.”)

2. Cash-Dividend Plan. You may choose to have all of your income dividends paid in cash. Any distributions you do not elect to have paid in cash will be reinvested automatically in additional shares at net asset value.

3. Automatic Deposit of Dividends. You may elect to have all income dividends automatically deposited in a previously established bank account.

Written Confirmations. Each purchase, exchange or redemption transaction is confirmed in writing to the address of record by giving details of the purchase or redemption.

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Use of Intermediaries. If you purchase or redeem shares through an investment dealer, bank or other institution, that institution may impose charges for its services. These charges would reduce your yield or return. You may purchase or redeem shares directly from the Fund or with the Transfer Agent, State Street Bank, without any such charges.

Transfer of Shares. Fund shares may be transferred by a written request addressed to the Trust and delivered to State Street, giving the name and social security or taxpayer identification number of the transferee and accompanied by the same signature guarantees and documents as would be required for a redemption, together with specimen signatures of all transferees.

Suspension of Offering. The Trust reserves the right to withdraw all or any part of the offering made by this Prospectus, and the Trust or the Distributor may reject purchase orders. From time to time, the Trust may temporarily suspend the offering of shares to new investors. During the period of such suspension, persons who are already shareholders of the Fund may be permitted to continue to purchase additional shares of the Fund, to have dividends reinvested and to make redemptions.

Shareholder Rights. All shares of the Fund have equal rights with respect to dividends, assets and liquidation of the Fund and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of the William Blair Funds will be voted in the aggregate, except when a separate vote by Fund is required under the Investment Company Act of 1940 (the “1940 Act”). Shares are fully paid and nonassessable when issued, are transferable without restriction, and have no preemptive or conversion rights. Under Delaware law, the Trust is not required to hold shareholder meetings on an annual basis. As required by law, the Fund will, however, hold shareholder meetings when a sufficient number of shareholders request a meeting, or as deemed desirable by the Board of Trustees, for such purposes as electing or removing trustees, changing fundamental policies or approving an investment management agreement. (For additional information about shareholder voting rights, see the Statement of Additional Information.)

Householding. In order to reduce the amount of mail you receive and to help reduce Fund expenses, the Fund generally sends a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-742-7272.

DETERMINATION OF NET ASSET VALUE

When and How Net Asset Value (“NAV”) is Determined

The Fund’s net asset value is the market value of its total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

The net asset value per share shall be determined as of the close of regular trading on the New York Stock Exchange, which is generally 3:00 p.m., Central time (4:00 p.m. Eastern time), on each day when the Exchange is open. The Ready Reserves Fund does not price its shares on days when the Exchange is closed for trading or on the observance of Columbus Day and Veterans Day. Accordingly, shares of the Ready Reserves Fund may not be purchased or redeemed on such days.

For the purposes of calculating the net asset value of the Ready Reserves Fund, portfolio securities are valued at their amortized cost, which means their acquisition cost adjusted for the amortization of a premium or discount. Securities for which a market price is not available or is deemed unreliable or the value of which is affected by a significant valuation event, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust’s valuation procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which the Fund is carrying the security.

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INVESTMENT GLOSSARY

The following glossary explains some of the types of securities in which the Funds may invest, investment techniques they may employ, and some of the related risks. For more information, please see other sections of this prospectus, including the Summary, Investment Objective and Investment Strategies and Investment Risks, as well as the Statement of Additional Information.

Asset-Backed Securities. The Fund may invest in asset-backed securities. Asset-backed securities represent interests in pools of loans, leases or other receivables. Asset-backed securities are primarily issued by non-government entities. The issuer’s obligation to make interest and/or principal payments is secured by the underlying pool or portfolio of securities.

Borrowing. The Ready Reserves Fund may borrow up to 5% of the Fund’s net total assets. Most borrowing is intended only as a temporary measure for extraordinary or emergency purposes, such as to help meet redemption requests, and not for leverage purposes.

Concentration. The Fund reserves the right to invest more than 25% of its assets in the domestic banking industry.

Diversification. As a matter of fundamental policy, the Fund will not purchase the securities of any issuer if, as a result, more than 5% of its total gross assets would be invested in such issuer. In addition, the Fund will not purchase more than 10% of the outstanding voting securities of any issuer. These limitations do not apply to U.S. Government securities or to government agency or instrumentality securities.

Illiquid Securities. The Ready Reserves Fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those securities that are not readily marketable, including restricted securities and repurchase obligations maturing in more than seven days.

Repurchase Agreements. The Fund may invest in repurchase agreements. Repurchase agreements are instruments under which the Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. The repurchase agreement serves to fix the yield of the security during the Fund’s holding period. The Fund currently intends to enter into repurchase agreements only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. In all cases, the Advisor must be satisfied with the creditworthiness of the seller before entering into a repurchase agreement. In the event of the bankruptcy or other default of the seller of a repurchase agreement, the Fund could incur expenses and delays enforcing its rights under the agreement, and experience a decline in the value of the underlying securities and loss of income. Repurchase agreements maturing in more than seven days, together with any securities that are restricted as to disposition under the federal securities laws or are otherwise considered to be illiquid, will not exceed 10% of the Fund’s net assets.

Section 4(2) Paper. The Fund may invest in commercial paper issued in reliance upon the so-called “private placement” exemption from registration afforded by Section 4(2) of the Securities Exchange Act of 1933 (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Advisor considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to the procedures approved by the Fund’s Board of Trustees, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation on illiquid securities. The Advisor monitors the liquidity of each investment in Section 4(2) paper on a continuing basis.

When-Issued and Delayed Delivery Securities. From time to time, in the ordinary course of business, the Fund may purchase newly issued securities appropriate for the Fund on a “when-issued” basis, and may purchase or sell securities appropriate for the Fund on a “delayed delivery” basis. When-issued or delayed delivery transactions involve a commitment by the Fund to purchase or sell particular securities, with payment and delivery to take place at a future date. These transactions allow the Fund to lock in an attractive purchase price or yield on a security the Fund intends to purchase. Normally, settlement occurs within one month of the purchase or sale. During the period

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between purchase and settlement, no payment is made or received by the Fund and, for delayed delivery purchases, no interest accrues to the Fund. Because the Fund is required to segregate cash or liquid securities at least equal in value to its commitments to purchase when-issued or delayed delivery securities, the Advisor’s ability to manage the Fund’s assets may be affected by such commitments. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but it reserves the right to sell them before the settlement date if it is deemed advisable.

Variable Rate Securities. The Fund may invest in instruments having rates of interest that are adjusted periodically or that “float” continuously or periodically according to formulae intended to minimize fluctuation in values of the instruments (“Variable Rate Securities”). The interest rate on a Variable Rate Security is ordinarily determined by reference to, or is a percentage of, an objective standard such as a bank’s prime rate, the 90-day U.S. Treasury Bill rate or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rates on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Further, the Fund may invest in Variable Rate Securities that have a demand feature entitling the Fund to resell the securities to the issuer or a third party at an amount approximately equal to the principal amount thereof plus accrued interest (“Variable Rate Demand Securities”). As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. Many of these Variable Rate Demand Securities are unrated, their transfer is restricted by the issuer, and there is little if any secondary market for the securities. Thus, any inability of the issuers of such securities to pay on demand could adversely affect the liquidity of these securities. The Fund determines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission rules, which allow the Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument if they are guaranteed by the U.S. Government or its agencies, if they have a stated maturity date of one year or less, or if they have demand features prior to maturity.

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FOR MORE INFORMATION

More information about the Fund is available without charge, upon request, including the following:

Semi-Annual/Annual Reports

The Semi-Annual and audited Annual Reports to Shareholders include financial statements, detailed performance information, portfolio holdings and statements from the Fund managers. In the Annual Report, you will find a discussion of the market conditions and investment strategies that the Advisor believes significantly affected the Fund’s performance in its last fiscal year. Financial statements and the report of independent registered public accounting firm included in annual reports are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes.

Statement of Additional Information (SAI)

The SAI contains more detailed information about the Fund. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

To obtain information:

By telephone

Call: 1-800-635-2886

By mail

Write to:

William Blair Funds

222 West Adams Street

Chicago, Illinois 60606

or

State Street Bank and Trust Company

(the Fund’s Transfer Agent)

P.O. Box 8506

Boston, MA 02266-8506

On the Internet

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, D.C. (1-202-942-8090) or, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room Section, Washington, D.C. 20549-0102.

No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus does not constitute an offering by the Trust or its distributor in any jurisdiction in which such offering may not lawfully be made.

William Blair Funds’ information, including but not limited to the Prospectus, SAI, Semi-Annual and Annual Reports and Account Application, can be viewed online at http://www.williamblairfunds.com.

William Blair Funds Investment Company Act File No.: 811-5344	May 1, 2005

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WILLIAM BLAIR FUNDS

222 WEST ADAMS STREET

CHICAGO, ILLINOIS 60606

(312) 364-8000

1-800-635-2886

(In Massachusetts 1-800-635-2840)

STATEMENT OF ADDITIONAL INFORMATION

Growth Fund

Tax-Managed Growth Fund

Large Cap Growth Fund

Small Cap Growth Fund

Small-Mid Cap Growth Fund

International Growth Fund

International Equity Fund

Institutional International Growth Fund

Institutional International Equity Fund

Value Discovery Fund

Income Fund

Ready Reserves Fund

May 1, 2005

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectuses of William Blair Funds (the “Trust”) dated May 1, 2005. The financial statements for the William Blair Funds for the year ended December 31, 2004, and the Report of Independent Registered Public Accounting Firm thereon are incorporated by reference from the Annual Reports to Shareholders dated December 31, 2004. The Prospectuses and Annual Reports to Shareholders may be obtained without charge by writing or calling the Trust.

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MANAGEMENT OF THE TRUST

Investment Advisor. As stated in the Prospectuses, William Blair & Company, L.L.C. (“Advisor”) is the Trust’s investment advisor and manager. Pursuant to an investment advisory and management agreement, the Advisor acts as each Fund’s advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services, provides shareholder and information services and permits any of its principals or employees to serve without compensation as trustees or officers of the Fund if elected to such positions. In addition to the advisory fee, each Fund pays the expenses of its operations, including a portion of the Trust’s general administrative expenses, allocated on the basis of the Fund’s net assets. Expenses that will be borne directly by each Fund include, but are not limited to, the following: the fees and expenses of independent auditors, counsel, custodian and transfer agent, costs of reports and notices to shareholders, stationery, printing, postage, costs of calculating net asset value, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying each Fund and its shares for distribution under Federal and state securities laws and membership dues in the Investment Company Institute or any similar organization.

The advisory agreement was most recently approved by the Board of Trustees, including all of the trustees who are not parties to such agreement or interested persons of any such party, on February 18, 2005. The Board of Trustees, including a majority of the independent trustees, determined that continuation of the advisory agreement was in the best interests of the Trust. The independent trustees met separately from the “interested” trustees of the Trust and officers and employees of the Advisor to consider continuance of the advisory agreement and were assisted by independent legal counsel in making their determination. The Board of Trustees, including the independent trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together.

The Board noted that the Advisor is a quality firm with a reputation for integrity and honesty that employs high quality people and has a long association with the Funds, in each case other than the Growth Fund, since the inception of the Funds. The Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of shareholders and that shareholders have invested in the Funds knowing that the Advisor managed the Funds and knowing the investment advisory fee schedule. The Board concluded that each Fund was managed by the Advisor consistent with its investment objectives and policies and that high quality services were provided.

With respect to the nature, extent and quality of the services provided by the Advisor to the Funds, the Board considered the Advisor’s Form ADV, biographical information about each Fund’s portfolio manager(s), the administrative services performed by the Advisor, financial information regarding the Advisor, the compliance regime created by the Advisor, including the fact that the Advisor has engaged a third party for additional Fund compliance monitoring and, the financial support of the Funds, including with respect to the Ready Reserves Fund, the Advisor’s $1 million voluntary contribution to the Fund to ensure that the Fund maintains a net asset value of $1.00.

The Board also reviewed and discussed the short- and, where applicable, long-term performance of each of the Funds, as compared to applicable Morningstar rankings. The Board concluded that as to each Fund, the investment performance was at least satisfactory, and in some cases, excellent. With regard to the International Equity Fund and the Institutional International Equity Fund, the Board noted that the time period being evaluated was very short and that they would continue to monitor the performance. With regard to the Value Discovery Fund, the Board noted that performance was good on an absolute basis but on a relative basis to peers the Advisor was performing less well, and that the Advisor was taking steps to address relative performance issues.

With respect to the costs of services provided and profits realized by the Advisor, the Board considered profitability information provided by the Advisor and, as applicable, the expense caps in place and/or proposed. Based on this information, the Board concluded for each Fund that the Advisor’s profitability was not unreasonable.

The Board considered the extent to which economies of scale would be realized as the Funds grow and considered management’s representation that certain Fund expenses are fixed and unrelated to asset size and that for some Funds there are little or no economies of scale in the investment process. In considering whether fee levels reflect economies of scale for the benefit of Fund investors, the Board reviewed each Fund’s asset size, the Fund’s total and net expense ratios, the expense caps in place and/or proposed and whether the investment process produced economies of scale. The Board concluded with respect to each of the Funds, that the total expense ratios, after giving effect to the expense caps proposed by the Adviser, were reasonable.

For each Fund, the Board compared the amounts to be paid to the Advisor for advisory and administrative services with other registered funds included in the Fund’s Lipper expense universe. In addition, for each Fund (except for the Income and Ready Reserves Funds which are not similar to any other funds advised or subadvised by the Advisor) the Board compared amounts paid to the Advisor by other registered funds, including other Funds in the Trust and funds for which the Advisor acts as a subadvisor. For each Fund (except for the Ready Reserves Fund because the Advisor does not manage other money market accounts), the Board compared amounts paid to the Advisor by the Advisor’s other clients. The Board also considered that the Advisor continues to waive advisory fees for the smaller Funds and has in place and/or proposed expense caps for certain Funds. The Board concluded that each Fund’s advisory fee was reasonable, and with respect to the Value Discovery Fund, in particular, emphasized the fact that the Advisor is waiving advisory fees and reimbursing expenses.

The Board considered benefits derived by the Advisor from its relationship with the Funds, including soft dollars and favorable media coverage. The Board concluded that, taking into account these benefits, the fees were reasonable. Based on all of the information considered and the conclusions reached, the Board determined to approve continuance of the advisory agreement.

The advisory agreement for each Fund continues in effect from year to year for so long as its continuation is approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Trust and (b) by the shareholders of the Fund or the Board of Trustees. The agreement may be terminated at any time upon 60 days’ notice by either party; a Fund may terminate the agreement either by vote of the Board of Trustees or by majority vote of the outstanding shares of the Fund. The agreement may also be terminated at any time either by vote of the Board of Trustees or by majority vote of the outstanding voting shares of a Fund if the Advisor were determined to have breached the agreement. The agreement will terminate automatically upon assignment. The agreement provides that the Advisor shall not be liable for any error of judgment or of law, or for any loss suffered by a Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

Upon termination of the agreement and when so requested by the Advisor, the Trust will refrain from using the name “William Blair” in its name or in its business in any form or combination.

For the services and facilities furnished to each portfolio, the Trust pays the Advisor an advisory fee, which is accrued daily and paid monthly on the first business day of the following month. The Growth Fund pays an advisory fee at a rate of .75% of the portfolio’s average daily net assets. For the fiscal years ended December 31, 2004, 2003 and 2002, the Advisor received fees of $2,016,937, $1,944,577 and $2,348,851, respectively.

The Tax-Managed Growth Fund pays an advisory fee at a rate of .80% of the portfolio’s average daily net assets. The Advisor earned fees of $47,174 ($44,685 of which was waived) in 2004. The Advisor earned fees of $45,598 and $48,368 for the fiscal years ended December 31, 2003 and 2002, respectively, all of which were waived. The Advisor has entered into an agreement with the Trust to cap the Fund’s Class I share expenses at 1.28% until April 30, 2006. For the Fund’s Class A, B, C and N shares, the expenses will be capped at 1.28% plus any distribution and/or shareholder services fees. The Advisor may continue to waive fees thereafter. The agreement terminates upon the earlier of April 30, 2006 or termination of the advisory agreement.

The Large Cap Growth Fund pays an advisory fee at a rate of .80% of the portfolio’s average daily net assets. The Advisor earned fees of $47,613, $39,439 and $42,022 for the fiscal years ended December 31, 2004, 2003 and 2002, respectively, all of which were waived. The Advisor has entered into an agreement with the Trust to cap the Fund’s Class I share expenses at 1.00% until April 30, 2006. For the Fund’s Class A, B, C and N shares, the expenses will be capped at 1.00% plus any distribution and/or shareholder services fees. The Advisor may continue to waive fees thereafter. The agreement terminates upon the earlier of April 30, 2006 or termination of the advisory agreement.

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The Small Cap Growth Fund pays an advisory fee at a rate of 1.10% of the portfolio’s average daily net assets. The Advisor received fees of $6,663,250 in 2004. The Advisor earned fees of $2,059,883 ($11,000 of which was waived) in 2003 and $722,381 ($44,700 of which was waived) in 2002. The Advisor has entered into an agreement with the Trust to cap the Fund’s Class I share expenses at 1.25% until April 30, 2006. For the Fund’s Class A, B, C and N shares, the expenses will be capped at 1.25% plus any distribution and/or shareholder services fees. The agreement terminates upon the earlier of April 30, 2006 or termination of the advisory agreement. During the fiscal year ended December 31, 2004, the Fund reimbursed the Advisor $164,500 for previously waived fees and expenses.

The Small-Mid Cap Growth Fund pays an advisory fee at the rate of 1.00% of the portfolio’s average daily net assets. The Advisor earned fees of $134,127 ($80,293 of which was waived) for the fiscal year ended December 31, 2004. The Fund’s Commencement of Operations was December 29, 2003; no expenses were recorded during that period. The Advisor has entered into an agreement with the Trust to cap the Fund’s Class I share expenses at 1.15% until April 30, 2006. For the Fund’s Class A, B, C and N shares, the expenses will be capped at 1.15% plus any distribution and/or shareholder service fees. The Advisor may continue to waive fees thereafter. For a period of three years subsequent to the Fund’s Commencement of Operations on December 29, 2003, the Advisor is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the applicable operating expense cap. The agreement terminates upon the earlier of April 30, 2006 or termination of the advisory agreement.

The International Growth Fund pays an advisory fee at a rate of 1.10% of the first $250 million of average daily net assets plus 1.00% of average daily net assets over $250 million. For the fiscal years ended December 31, 2004, 2003 and 2002, the Advisor received fees of $24,382,604, $11,250,000 and $6,088,672, respectively. The Advisor has entered into an Agreement with the Fund to cap the Fund’s Class I share expenses at 1.23% until at least April 30, 2006. For the Fund’s Class A, B, C and N shares, the expenses will be capped at 1.23% plus any distribution and/or shareholder services fees. The Advisor may continue to waive fees thereafter. The agreement terminates upon the earlier of April 30, 2006 or termination of the advisory agreement.

The International Equity Fund pays an advisory fee at a rate of 1.10% of the first $250 million of the Fund’s average daily net assets; plus 1.00% of the Fund’s average daily net assets over $250 million. For the period of May 24, 2004 (Commencement of Operations) to December 31, 2004, the Advisor earned fees of $44,971, all of which was waived. The Advisor has entered into an agreement with the Fund to cap the Fund’s Class I share expenses at 1.23% until April 30, 2006. For the Fund’s Class A, B, C and N shares, the expenses will be capped at 1.23% plus any distribution and/or shareholder services fees. The Advisor may continue to waive fees thereafter. The Advisor may terminate the agreement at any time without penalty upon 60 days’ written notice to the Trust. For a period of three years subsequent to the Fund’s Commencement of Operations on May 24, 2004, the Advisor is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the expense ratio for a class of shares of the Fund remains below the capped amount.

The Institutional International Growth Fund pays an advisory fee at a rate of 1.00% on the first $500 million of average daily net assets; plus 0.95% on the next $500 million of average daily net assets; plus 0.90% on average daily net assets over $1 billion. For the period of July 26, 2002 (Commencement of Operations) to December 31, 2002, the Advisor earned fees of $387,998 ($79,000 of which was waived). For the fiscal year ended December 31, 2004 and 2003, the Advisor earned fees of $7,904,420 ($96,000 of which was waived) and $2,303,620 ($145,000 of which was waived), respectively. The Advisor has entered into an agreement with the Fund to cap the Fund’s expenses at 1.10% until at least April 30, 2006. The Advisor may continue to waive fees thereafter. For a period of three years subsequent to the Fund’s Commencement of Operation on July 26, 2002, the Advisor is entitled to reimbursement for previously waived fees and expenses to the extent that the Fund’s expense ratio remains below the applicable operating expense cap. The agreement terminates upon the earlier of April 30, 2006 or termination of the advisory agreement.

The Institutional International Equity Fund pays an advisory fee at a rate of 1.00% of the first $500 million of the Fund’s average daily net assets; plus 0.95% of the next $500 million of the Fund’s average daily net assets; plus 0.90% of the Fund’s average daily net assets over $1 billion. For the period of December 1, 2004 (Commencement of Operations) to December 31, 2004, the Advisor earned fees of $15,710, all of which was waived. The Advisor has entered into an agreement with the Trust to cap the Fund’s expenses at 1.10% until April 30, 2006. The Advisor may continue to waive fees thereafter. The Advisor may terminate the agreement at any time without penalty upon

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60 days’ written notice to the Trust. For a period of three-years subsequent to the Fund’s Commencement of Operations on December 1, 2004, the Advisor is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the expense ratio for a class of shares of the Fund remains below the capped amount. The agreement terminates upon the earlier of April 30, 2006 or termination of the advisory agreement.

The Value Discovery Fund pays an advisory fee at a rate of 1.15% of the portfolio’s average daily net assets. The Advisor earned fees of $2,787,909 in 2004, $2,199,200 in 2003 and $2,262,287 in 2002. The Advisor has entered into an agreement with the Fund to cap the Fund’s Class I share expenses at 1.09% until at least April 30, 2006. For the Fund’s Class A, B, C and N shares, the expenses will capped at 1.09% plus any distribution and/or shareholder services fees. The Advisor may continue to waive fees thereafter. The agreement terminates upon the earlier of April 30, 2006 or termination of the advisory agreement.

The Income Fund pays an advisory fee at a rate of .25% of the first $250 million of average daily net assets plus .20% of average daily net assets over $250 million plus 5% of the gross income earned by the portfolio. For the fiscal years ended December 31, 2004, 2003 and 2002, the Advisor received fees of $1,351,047, $1,178,940 and $977,626, respectively. The Advisor has entered into an agreement with the Fund to cap the Fund’s Class N expenses at .75% until April 30, 2006. The Advisor may continue to waive fees thereafter. The agreement terminates upon the earlier of April 30, 2006 or termination of the advisory agreement.

The Ready Reserves Fund pays an advisory fee at a rate of .28% of the first $250 million of average daily net assets, plus .25% of the next $250 million of average daily net assets, plus .23% of the next $2 billion of average daily net assets, plus .20% of the average daily net assets over $2.5 billion. For the fiscal years ended December 31, 2004, 2003, and 2002, the Advisor received fees of $2,710,915, $3,004,702 and $3,139,961, respectively.

The Advisor has agreed to reimburse the Trust should all operating expenses of the Growth Fund, Income Fund or Ready Reserves Fund, including the compensation of the Advisor but excluding taxes, distribution and shareholder services fees, interest, extraordinary expenses and brokerage commissions or transaction costs, exceed 1.50% of the first $30 million of average net assets of the portfolio and 1.00% of average net assets over $30 million of the portfolio on an annual basis.

Karl W. Brewer is responsible for the management of the Small Cap Growth Fund, the Small-Mid Cap Growth Fund and other accounts. As of December 31, 2004, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	2	$797,183,000	$0	$0
Other pooled investment vehicles	1	102,358,459	0	0
Other advisory accounts	27	537,846,328	0	0

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Harvey H. Bundy III is responsible for the management of the Small-Mid Cap Growth Fund and other accounts. As of December 31, 2004, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	1	$25,974,000	0	$0
Other pooled investment vehicles	1	102,358,459	0	0
Other advisory accounts	83	1,471,002,555	0	0

Mark A. Fuller III is responsible for the management of the Tax-Managed Growth Fund and other accounts. As of December 31, 2004, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	1	$5,847,000	0	$0
Other pooled investment vehicles	0	0	0	0
Other advisory accounts	369	827,880,145	0	0

James W. Golan is responsible for the management of the Large Cap Growth Fund and other accounts. As of December 31, 2004, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	4	$1,957,474,982	2	$1,905,217,408
Other pooled investment vehicles	0	0	0	0
Other advisory accounts	452	776,735,781	0	0

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W. George Greig is responsible for the management of the International Growth Fund, the International Equity Fund, the Institutional International Growth Fund, the Institutional International Equity Fund and other accounts. As of December 31, 2004, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	12	$7,119,296,300	0	$0
Other pooled investment vehicles	0	0	0	0
Other advisory accounts	985	3,251,672,897	0	0

John F. Jostrand is responsible for the management of the Growth Fund, the Large Cap Growth Fund and other accounts. As of December 31, 2004, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	6	$2,286,948,415	2	$1,905,217,408
Other pooled investment vehicles	0	0	0	0
Other advisory accounts	538	1,262,107,441	0	0

James S. Kaplan is responsible for the management of the Income Fund, the Ready Reserves Fund and other accounts. As of December 31, 2004, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	2	$1,387,024,000	0	$0
Other pooled investment vehicles	0	0	0	0
Other advisory accounts	13	74,393,650	0	0

Robert C. Lanphier IV is responsible for the management of the Small-Mid Cap Growth Fund and other accounts. As of December 31, 2004, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	1	$25,974,000	0	$0
Other pooled investment vehicles	1	102,358,454	0	0
Other advisory accounts	123	2,044,429,901	0	0

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David S. Mitchell is responsible for the management of the Value Discovery Fund and other accounts. As of December 31, 2004, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	1	$246,176,000	0	$0
Other pooled investment vehicles	0	0	0	0
Other advisory accounts	38	301,194,389	0	0

Gregory J. Pusinelli is responsible for the management of the Tax-Managed Growth Fund and other accounts. As of December 31, 2004, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	1	$5,847,000	0	$0
Other pooled investment vehicles	0	0	0	0
Other advisory accounts	370	712,634,835	0	0

Norbert W. Truderung is responsible for the management of the Large Cap Growth Fund and other accounts. As of December 31, 2004, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	4	$1,957,474,982	2	$1,905,217,408
Other pooled investment vehicles	0	0	0	0
Other advisory accounts	218	892,451,083	0	0

Christopher J. Vincent is responsible for the management of the Income Fund, the Ready Reserves Fund and other accounts. As of December 31, 2004, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	2	$1,387,024,000	0	$0
Other pooled investment vehicles	0	0	0	0
Other advisory accounts	14	314,646,636	0	0

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Since the portfolio managers manage other accounts in addition to the Fund, conflicts of interest may arise in connection with the portfolio managers’ management of the Fund’s investments on the one hand and the investments of such other accounts on the other hand. However, the Advisor has adopted policies and procedures designed to address such conflicts, including, among others, policies and procedures relating to allocation of investment opportunities, soft dollars and aggregation of trades.

The compensation of the Advisor’s portfolio managers is based on the firm’s mission: “to achieve success for its clients.” Messrs. Brewer, Bundy, Fuller, Golan, Greig, Jostrand, Kaplan, Lanphier, Mitchell, Pusinelli, Truderung, and Vincent are principals of the Advisor, and as of December 31, 2004, their compensation consists of a base salary, a share of the firm’s profits and, in some instances, a discretionary bonus. Their compensation is determined by the head of the Advisor’s Investment Management Department, subject to the approval of the Advisor’s Executive Committee. The base salary is fixed and their ownership stake can vary over time based upon their sustained contribution to the firm’s revenue, profitability, long-term investment performance, intellectual capital and brand reputation. In addition, the discretionary bonus (if any) is based, in part, on the long-term investment performance, profitability and assets under management of all accounts managed by Messrs. Brewer, Bundy, Fuller, Golan, Greig, Jostrand, Kaplan, Laphier, Mitchell, Pusinelli, Truderung, and Vincent, including the Funds. The compensation process is a subjective one that takes into account the factors described above. Portfolio managers do not receive any direct compensation based upon the performance of any individual client account and no indices are used to measure performance. In addition, there is no particular weighting or formula for evaluating the factors.

The following table sets forth, for each portfolio manager, the dollar range of shares owned in each Fund the portfolio manager manages as of April 6, 2005.

Portfolio Manager	Name of Fund	Dollar Range of Shares Owned
John F. Jostrand	Growth Fund	Over $1 Million
Mark A. Fuller III	Tax-Managed Growth Fund	$100,001 - $500,000
Gregory J. Pusinelli	Tax-Managed Growth Fund	$100,001 - $500,000
James W. Golan	Large Cap Growth Fund	None
John F. Jostrand	Large Cap Growth Fund	$100,001 - $500,000
Norbert W. Truderung	Large Cap Growth Fund	$500,001 - $1,000,000
Karl W. Brewer	Small Cap Growth Fund	$100,001 - $500,000
Karl W. Brewer	Small-Mid Cap Growth Fund	$100,001 - $500,000
Harvey H. Bundy III	Small-Mid Cap Growth Fund	Over $1 Million
Robert C. Lanphier IV	Small-Mid Cap Growth Fund	$100,001 - $500,000
W. George Greig	International Growth Fund	$100,001 - $500,000
W. George Greig	International Equity Fund	$100,001 - $500,000
W. George Greig	Institutional International Growth Fund	None
W. George Greig	Institutional International Equity Fund	None
David S. Mitchell	Value Discovery Fund	$100,001 - $500,000
James S. Kaplan	Income Fund	$50,001 - $100,000
Christopher J. Vincent	Income Fund	$1 - $10,000
James S. Kaplan	Ready Reserves Fund	None
Christopher J. Vincent	Ready Reserves Fund	None

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Distributor. Pursuant to separate Underwriting and Distribution Agreements, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, also is the principal underwriter and distributor (“Distributor”) for the continuous offering of shares of the Trust and acts as agent of the Trust in the sale of its shares. The Underwriting Agreement provides that the Distributor will use its best efforts to distribute the Trust’s shares. The Distributor is not compensated under the Underwriting Agreement.

Each Distribution Agreement continues in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Distribution Agreement. Each Distribution Agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by a Fund or by the Distributor upon 60 days’ notice. Termination by the Trust with respect to a class may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Distribution Agreement, or a “majority of the outstanding voting securities” of the class of a Fund, as defined under the 1940 Act. The Distribution Agreements may not be amended for a class to increase the fee to be paid by a Fund with respect to such class without approval by a majority of the outstanding voting securities of such class of the Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the Distribution Agreement.

Each Fund (with the exception of the Institutional International Growth Fund, the Institutional International Equity Fund and the Ready Reserves Fund ) has also adopted plans under Rule 12b-1 (“Distribution Plans”) that provide for fees to compensate the Distributor for distribution and services for Class B, Class C and Class N shares. For its services under the Distribution Plans, the Distributor receives a distribution fee from each Fund, payable monthly, at the annual rate of 0.75%, 0.75% and 0.25%, of average daily net assets attributable to Class B, Class C and Class N shares, respectively, of each Fund except for Class N shares of the Income Fund. For the Class N shares of the Income Fund, the Distributor receives a fee under the Distribution Plan, payable monthly, at the annual rate of 0.15%. During 2004, the Distributor received the following in distribution fees from the Funds:

Growth Fund	$112,207
Tax-Managed Growth Fund	$428
Large Cap Growth Fund	$833
Small Cap Growth Fund	$951,798
Small-Mid Cap Growth Fund	$11,248
International Growth Fund	$4,298,983
International Equity Fund	$965
Value Discovery Fund	$77,777
Income Fund	$89,500

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The Distribution Plans are compensation plans, which means that the Distributor is compensated regardless of its expenses, as opposed to reimbursement plans which reimburse only for expenses incurred. The Distributor may pay all or a portion of its fee to financial services firms who assist in distributing or promoting the sale of Fund shares. During 2004, the Distributor made the following expenditures pursuant to the Distribution Plan:

Compensation to Financial Service Firms
Growth Fund
Class B	$14
Class C	$14
Class N	$112,179

$112,207

Tax-Managed Growth Fund
Class B	$12
Class C	$12
Class N	$404

$428
Large Cap Growth Fund
Class B	$9
Class C	$9
Class N	$815

$833

Small Cap Growth Fund
Class B	$34
Class C	$34
Class N	$951,730

$951,798
Small-Mid Cap Growth Fund
Class B	$15
Class C	$15
Class N	$11,218

$11,248

International Growth Fund
Class B	$27
Class C	$27
Class N	$4,298,929

$4,298,983

International Equity Fund
Class B	$9
Class C	$9
Class N	$947

$965

Value Discovery Fund
Class B	$33
Class C	$33
Class N	$77,711

$77,777

Income Fund
Class B	$15
Class C	$15
Class N	$89,470

$89,500

During 2004, the Distributor paid out of its own resources other Fund distribution-related expenses, including advertising, printing and mailing prospectuses and overhead expenses.

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From time to time, the Distributor and financial service firms it appoints may engage in activities which jointly promote the sales of shares of multiple Funds, the cost of which may not be readily identifiable or related to any one Fund. Generally, the distribution expenses attributed to such joint distribution activities will be allocated among each Fund on the basis of its respective net assets.

Each Distribution Plan continues in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Distribution Plan. Each Distribution Plan may be terminated for a class at any time without penalty or by vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Distribution Plan or by vote of a majority of the outstanding securities of a class of a Fund. If a Distribution Plan is terminated in accordance with its terms, the obligation of a Fund to make payments to the Distributor pursuant to the Distribution Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by the Distributor in excess of its fees under a Distribution Plan, if for any reason the Plan is terminated in accordance with its terms. Future fees under a Distribution Plan may or may not be sufficient to reimburse the Distributor for its expenses incurred. The Distribution Plans may not be amended for a class to increase the fee to be paid by a Fund with respect to such class without approval by a majority of the outstanding voting securities of such class of the Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the Distribution Plan.

The Board of Trustees considered various factors in making the determination that the Distribution Plans are reasonably likely to benefit the Funds and their respective shareholders, including: (1) the fact that the Funds would be primarily dependent for sales of their shares on broker-dealers which cannot be expected to sell Fund shares without compensation; (2) the likelihood that the Distribution Plans would stimulate sales of shares of the Funds and assist in increasing the asset base of the Funds; (3) the potential advantages to shareholders of the Funds of prompt and significant growth of the asset base of the Funds, including greater liquidity, more investment flexibility and achievement of greater economies of scale; (4) the formula pursuant to which the payment of fees under the Distribution Plans is determined; (5) the reasonableness of the fees to be paid under the Distribution Plans in view of the levels and types of services that the Distributor will provide; (6) the lack of reasonable alternative methods of distribution and payments thereof which would be equally effective; and (7) the fact that any significant increase in the asset value of the Funds would benefit the investment advisor of the Funds by increasing the fees payable to it.

Messrs. Brewer, Bundy, Fischer, Fuller, Golan, Greig, Hanig, Jancosek, Jostrand, Kaplan, Lanphier, Mitchell, Pusinelli, Ms. Seitz, Messrs. Sullivan, Truderung, Urbina and Vincent and Ms. Garavalia, who are trustees or officers of the Fund, are also principals or employees of the Advisor/Distributor as indicated under “Trustees and Officers.” Such persons, as well as the Advisor/Distributor, have a direct or indirect financial interest in the Distribution Plans and related Distribution Agreements. None of the Trustees who are not interested persons of the Trust have any direct or indirect financial interest in the Distribution Plans and related Distribution Agreements.

The Advisor/Distributor is a limited liability company, the affairs of which are controlled by all its principals, none of whom owns more than 25% of the firm. The Executive Committee of the firm is comprised of E. David Coolidge, III, John R. Ettelson, Edgar D. Jannotta, Richard P. Kiphart, Albert J. Lacher, James D. McKinney, Carlette C. McMullan, Robert D. Newman and Michelle R. Seitz.

Other Payments to Third Parties and Affiliates. In addition to 12b-1 fees, the Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-administration, sub-transfer agency and other shareholder services provided to investors whose shares are held of record in omnibus, other group accounts retirement plans or accounts traded through registered securities clearing agents. The service fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of assets serviced or maintained by the intermediary which may include a flat fee.

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As of May 1, 2005 the following firms will receive additional payments as described above:

American Express Corporation

Charles Schwab & Company, Inc.

GWFS Equities, Inc

Hewitt Associates, LLC

JP. Morgan Retirement Plan Services

KeyBank National Association

LPL Pension Advisors

Mellon HR Solutions, LLC

National Financial Services Corporation (“Fidelity”)

National Investors Services Corp. (“T.D. Waterhouse”)

Nationwide Financial Services, Inc.

Pershing LLC

Prudential Investment Management Services, LLC

Putnam Defined Contribution Plans

Smith Barney, Citigroup

SunGard Institutional Brokerage, Inc.

T. Rowe Price Retirement Plan Services

Vanguard Group

The Fund may enter into additional arrangements or change or discontinue existing arrangements with intermediaries at any time without notice.

As described in the Prospectus, the Distributor, out of its own resources and without additional cost to the Fund or their shareholders, may provide additional cash payments to intermediaries for the provision of the above noted services to intermediaries who otherwise sell shares of the Fund. Such payments are in addition to 12b-1 fees, service and/or record keeping/sub-transfer agency fees paid by the Fund.

The Distributor currently makes payments from its own assets in connection with the servicing, distribution and/or retention of Fund shares that generally range from 0.10% to 0.25% of assets serviced. These amounts are subject to change at the discretion of the Distributor.

As of May 1, 2005, the Distributor anticipates that the following firms will receive additional payments as described above:

American Express Corporation

Charles Schwab & Company, Inc.

GWFS Equities, Inc

Hewitt Associates, LLC

JP. Morgan Retirement Plan Services

KeyBank National Association

LPL Pension Advisors

Mellon HR Solutions, LLC

National Financial Services Corporation (“Fidelity”)

National Investors Services Corp. (“T.D. Waterhouse”)

Nationwide Financial Services, Inc.

Pershing LLC

Prudential Investment Management Services, LLC

Putnam Defined Contribution Plans

Smith Barney, Citigroup

SunGard Institutional Brokerage, Inc.

T. Rowe Price Retirement Plan Services

Vanguard Group

The Distributor may enter into additional arrangements or change or discontinue existing arrangements with intermediaries at any time without notice.

Brokers at the Distributor, whose clients purchase shares of the Fund and hold those shares for a period of time receive from the Distributor (not the Fund) a one-time payment equal to 1% of the net asset value of the shares purchased.

The prospect of receiving, or the receipt of additional compensation or promotional incentives described above by intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund over sales of shares of other mutual funds (or non-mutual fund investments) with respect to which the intermediary does not receive additional compensation or promotional incentives, or receives lower levels of additional compensation or promotional incentives. These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that the Fund receives to invest on behalf of an investor. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and discuss this matter with your investment dealer/intermediary.

Although the Fund may use an intermediary that sells shares of the Fund to their customers to effect portfolio transactions for the Fund, the Distributor does not consider sales of Fund shares as a factor in the selection of broker-dealers to execute those transactions.

In addition to the discounts or commissions described above, the Distributor will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash or other compensation, to firms that sell shares of the Funds. Noncash compensation includes luxury merchandise and trips to luxury resorts. In some instances, such discounts, commissions or other incentives will be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Funds, or other funds underwritten by the Distributor.

Code of Ethics. The Trust and Advisor/Distributor have adopted a joint Code of Ethics (the “Code”) in accordance with Rule 17j-1 under the Investment Company Act of 1940 (the “1940 Act”). The Code allows access persons to purchase and sell securities for their own accounts, subject to industry standard reporting requirements and trading restrictions. The Code requires that such persons, among other things, pre-clear their securities transactions, with certain limited exceptions. The Code also bans investment personnel from acquiring any securities in an initial public offering. The Code prohibits all persons subject to the Code from purchasing or selling any security if such person knows or reasonably should know at the time of the transaction that the security was being purchased or sold or was being considered for such purchase or sale by a Fund. Finally, the Code provides for trading “black out” periods of seven calendar days for portfolio managers who may not trade in securities that have been purchased or sold by any mutual fund or other account managed by the portfolio manager. The foregoing description is qualified in its entirety by the Code, a copy of which has been filed with the Securities and Exchange Commission.

Proxy Voting Policy. The Board of Trustees of the Trust has delegated proxy voting authority to the Advisor, who has agreed to vote the Funds’ proxies according to the Advisor’s proxy voting policies and procedures. The Advisor’s Proxy Voting Policy Statement and Procedures (the “Proxy Voting Policy”) provides that the Advisor will vote proxies solely in the best interest of its clients, including the Trust, in their capacity as shareholder of a

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company. The Proxy Voting Policy addresses, among other things, conflicts of interest that may arise between the interests of the Advisor and its affiliates and the interests of the Trust and sets forth the Advisor’s procedures for voting proxies.

The Advisor’s Domestic Proxy Voting Guidelines and International Proxy Voting Guidelines (the “Guidelines”) set forth the Advisor’s general position on frequent proxy proposals, such as routine matters, shareholder rights, anti-takeover matters, proxy contests, capital structure, executive and director compensation and social and environmental issues. To the extent a particular proposal is not covered by the Guidelines or the Guidelines provide for voting on a “case-by-case” basis, the Advisor’s proxy administrator will consult the Advisor’s Proxy Policy Committee, which will review the issues and vote proxies based on information from the company, the Advisor’s internal analysis and third party research services. Although the Guidelines set forth the Advisor’s general position on various proposals, the Advisor may determine under some circumstances to vote contrary to those positions. The Advisor will report any such contrary votes to the Trust’s Board of Trustees.

As indicated above, the Proxy Voting Policy describes the way in which the Advisor will address potential conflicts of interest. If any of the potential conflicts which the Advisor has identified in the Proxy Voting Policy arises with respect to a matter, the Proxy Policy Committee will vote all such proxies in accordance with the Guidelines, unless the Guidelines have no recommendation or provide for a vote on a “case-by-case” basis. In such case, the Proxy Policy Committee will vote consistent with the voting recommendation provided by Institutional Shareholder Services, an independent third party research provider.

In international markets where share blocking applies, the Advisor typically will not vote proxies due to liquidity constraints. Share blocking is the “freezing” of shares for trading purposes in order to vote proxies. Share blocking typically takes place between one and twenty days before a shareholder meeting, depending on the market. While shares are frozen, they may not be traded. Therefore, there is the potential for a pending trade to fail if trade settlement falls on a date during the blocking period or a Fund would not be able to sell a security if the portfolio manager believed it advisable if share blocking were in effect.

Information about how the Funds voted proxies during the most recent 12-month period ended June 30 can be obtained by visiting the Trust’s website at www.williamblairfunds.com or by visiting the SEC’s website at www.sec.gov.

Trustees and Officers. The trustees and officers of the William Blair Funds, their ages, their principal occupations during the last five years, their affiliations, if any, with William Blair & Company, L.L.C., and other significant affiliations are set forth below. The address of each officer and trustee is 222 West Adams Street, Chicago, Illinois 60606.

Interested Trustees

Name and Age	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Conrad Fischer, 71*	Chairman of the Board of Trustees	Since 1987	Principal, William Blair & Company, L.L.C.; Partner, APM Limited Partnership	12	Trustee Emeritus, Chicago Child Care Society, a non-profit organization

Michelle R. Seitz, 39*	Trustee	Since 2002	Principal, William Blair & Company, L.L.C.	12	N/A

*	Mr. Fischer and Ms. Seitz are interested persons of the Trust because they are principals of William Blair & Company, L.L.C., the Trust’s investment advisor and principal underwriter.

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Non-Interested Trustees

Name and Age	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Theodore A. Bosler, 70	Trustee	Since 1997	Retired Principal and Vice President, Lincoln Capital Management	12	Crystal Lake Watershed Fund; Desert Foothills Land Trust and Institute of Chartered Financial Analysts

Ann P. McDermott, 65	Trustee	Since 1996	Board member and officer for various civic and charitable organizations over the past thirty years; professional experience prior thereto, registered representative for New York Stock Exchange firm	12	Junior League of Chicago; Northwestern University, Women’s Board; Ravinia Festival Woman’s Board; Rush Presbyterian St. Luke’s Medical Center, Women’s Board; University of Chicago, Women’s Board; Visiting Nurse Association, Honorary Director

Donald J. Reaves, 58[2]	Trustee	Since 2004	Vice President for Administration and Chief Financial Officer, University of Chicago since 2002. Executive Vice President and Chief Financial Officer, Brown University from 1993 to 2002	12	American Student Assistance Corp.; Amica Mutual Insurance Company; NACUBO (National Association of College and University Business Officers)

John B. Schwemm, 70	Trustee	Since 1990	Retired Chairman and Chief Executive Officer, R.R. Donnelley & Sons Company	12	USG Corp., building material manufacturer; Walgreen Co.

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Name and Age	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Donald L. Seeley, 61	Trustee	Since 2003	Director, Applied Investment Management Program, University of Arizona Department of Finance; Formerly Vice Chairman and Chief Financial Officer, True North Communications, Inc., marketing communications and advertising firm	12	Beverly Enterprises, Inc., provider of eldercare and rehabilitative services

Robert E. Wood II, 66	Trustee	Since 1999	Retired Executive Vice President, Morgan Stanley Dean Witter	12	Chairman, Add-Vision, Inc., manufacturer of surface animation systems; Micro-Combustion, LLC

(1)	Each Trustee serves until the election and qualification of a successor, or until death, resignation or retirement or removal as provided in the Trust’s Declaration of Trust. Retirement occurs no later than at the conclusion of the first regularly scheduled Board meeting of the Trust’s fiscal year that occurs after the Trustee’s 72nd birthday.

(2)	In his role as chief financial officer at the University of Chicago, Mr. Reaves has a working relationship with E. David Coolidge III, Vice Chairman of the Advisor’s Executive Committee who is also a trustee of the University of Chicago and the chair of the University’s financial planning committee. In addition, on two occasions in 2003 and 2004, the Advisor participated as a co-manager in a syndicate assembled to sell University of Chicago tax-exempt fixed-rate bonds. Mr. Reaves selects the syndicate members in consultation with an ad hoc debt committee of the University’s Board of Trustees.

Officers

Name and Age	Position(s) Held with Fund	Term of Office[3] and Length of Time Served	Principal Occupation(s) During Past 5 Years
Marco Hanig, 47	President	Since 1999	Principal, William Blair & Company, L.L.C.; former Senior Vice President, First Chicago NBD

Karl W. Brewer, 38	Senior Vice President	Since 2000	Principal, William Blair & Company, L.L.C.

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Name and Age	Position(s) Held with Fund	Term of Office[3] and Length of Time Served	Principal Occupation(s) During Past 5 Years
Harvey H. Bundy, III, 60	Senior Vice President	Since 2003	Principal, William Blair & Company, L.L.C.

Mark A. Fuller, III, 48	Senior Vice President	Since 1993	Principal, William Blair & Company, L.L.C.

James W. Golan, 43	Senior Vice President	Since 2005	Principal, William Blair & Company, L.L.C.

W. George Greig, 52	Senior Vice President	Since 1996	Principal, William Blair & Company, L.L.C.

Michael A. Jancosek, 45	Senior Vice President Vice President	Since 2004 Since 2000	Principal, William Blair & Company, L.L.C. Associate, William Blair & Company, L.L.C.; former Vice President, First Chicago NBD

John F. Jostrand, 51	Senior Vice President	Since 1999	Principal, William Blair & Company, L.L.C.

James S. Kaplan, 44	Senior Vice President Vice President	Since 2004 Since 1995	Principal, William Blair & Company, L.L.C. Associate, William Blair & Company, L.L.C.

Robert C. Lanphier, IV, 48	Senior Vice President	Since 2003	Principal, William Blair & Company, L.L.C.

David S. Mitchell, 45	Senior Vice President Vice President	Since 2004 Since 2003	Principal, William Blair & Company, L.L.C. Associate, William Blair & Company, L.L.C.

Gregory J. Pusinelli, 46	Senior Vice President	Since 1999	Principal, William Blair & Company, L.L.C.; former Principal and Vice President, Stein Roe & Farnham Incorporated

Norbert W. Truderung, 52	Senior Vice President	Since 1992	Principal, William Blair & Company, L.L.C.

15

Name and Age	Position(s) Held with Fund	Term of Office[3] and Length of Time Served	Principal Occupation(s) During Past 5 Years
Jeffrey A. Urbina, 50	Senior Vice President	Since 1998	Principal, William Blair & Company, L.L.C.

Christopher J. Vincent, 48	Senior Vice President Vice President	Since 2004 Since 2002	Principal, William Blair & Company, L.L.C. Associate, William Blair & Company, L.L.C.; former Managing Director/Senior Portfolio Manager, Zurich Scudder Investments

Terence M. Sullivan, 61	Vice President and Treasurer	Since 1987	Associate, William Blair & Company, L.L.C.

Colette M. Garavalia, 44	Secretary	Since 2000	Associate, William Blair & Company, L.L.C.; former Assistant Vice President, Scudder Kemper Investments

(3)	The Trust’s officers are elected annually by the Board of Trustees.

Board of Trustees. Under the laws of the State of Delaware, the Board of Trustees is responsible for managing the Trust’s business and affairs. The Board is currently comprised of eight trustees, six of whom are classified under the 1940 Act as “non-interested” persons of the Trust and are often referred to as “independent trustees.” The Board has three standing committees – an Audit Committee, a Nominating and Governance Committee and a Valuation Committee.

The Audit Committee monitors the Trust’s accounting policies, financial reporting and internal control systems, as well as, the work of the independent auditors. The members of the Audit Committee, all of whom are independent trustees, include Messrs. Schwemm (Chairman), Bosler, Reaves, Seeley and Wood and Ms. McDermott. The Audit Committee held three meetings in 2004.

The Nominating and Governance Committee is primarily responsible for the identification and recommendation of individuals for Board membership and for overseeing the administration of the Trust’s Board Governance and Procedures Guidelines. The members of the Nominating and Governance Committee, all of whom are independent trustees, include Messrs. Bosler (Chairman), Reaves, Schwemm, Seeley and Wood and Ms. McDermott. Pursuant to the Trust’s Governance Procedures and Guidelines, shareholders may submit suggestions for Board candidate by sending a resume of the candidate to the Secretary of the Trust for the attention of the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee held four meetings in 2004.

The Valuation Committee is responsible for determining the fair value of the Fund’s securities or other assets under the circumstances specified in the Trust’s Valuation Procedures. The members of the Valuation Committee include Mr. Fischer (interested trustee) and Mr. Wood (independent trustee). Another independent trustee will serve in the place of Mr. Wood in the event that he is unavailable. The Valuation Committee held nine meetings in 2004.

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Trustee Compensation. Trustees who are not affiliated with the Advisor receive an annual fee of $15,000 plus $3,000 for each meeting attended in person plus expenses, $1,500 for each meeting by telephone and $3,000 for committee meetings held on a different day from a board meeting (except for meetings of the Valuation Committee for which the trustees receive no additional consideration). The trustees receive one-half of the annual fee in cash and the other half is invested in Fund shares as directed by the trustees. The trustees and officers affiliated with the Advisor received no compensation from the Trust.

The following table sets forth the compensation earned from the Trust for the fiscal year ended December 31, 2004 by trustees who are not affiliated with the Advisor:

Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation
Theodore A. Bosler	$37,500	$0	$0	$37,500
Ann P. McDermott	$37,500	$0	$0	$37,500
Donald J. Reaves(1)	$3,000	$0	$0	$3,000
John B. Schwemm	$37,500	$0	$0	$37,500
Donald L. Seeley	$37,500	$0	$0	$37,500
Robert E. Wood II	$37,500	$0	$0	$37,500

	$228,000	$0	$0	$228,000

(1)	Mr. Reaves was elected to the Board of Trustees effective December 1, 2004.

Trustees’ and Officers’ Holdings of Fund Shares. The following table sets forth, for each trustee, the dollar range of shares owned in each Fund as of December 31, 2004, as well as the aggregate dollar range of shares in the Trust as of the same date. Values in the table are as of April 6, 2005.

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Name of Trustee and Dollar Range of Fund Shares Owned
	Interested Trustees		Non-Interested Trustees
Name of Fund	F. Conrad Fischer	Michelle R. Seitz	Theodore A. Bosler	Ann P. McDermott	Donald J. Reaves[1]	John B. Schwemm	Donald L. Seeley	Robert E. Wood II
Growth Fund	Over $100,000	None	None	None	None	Over $100,000	$10,000- $50,000	$10,001- $50,000

Tax-Managed Growth Fund	None	None	None	$10,001- $50,000	None	None	None	None

Large Cap Growth Fund	None	None	None	None	None	None	None	None

Small Cap Growth Fund	Over $100,000	$10,001- $50,000	Over $100,000	None	None	$50,001- $100,000	$0- $10,000	$50,001- $100,000

Small-Mid Cap Growth Fund	None	$50,001- $100,000	None	None	None	None	$0- $10,000	None

International Growth Fund	Over $100,000	$1- $10,000	None	Over $100,000	None	Over $100,000	None	$10,001- $50,000

International Equity Fund	None	None	None	None	None	None	$10,001- $50,000	None

Institutional International Growth Fund	None	None	None	None	None	None	None	None

Institutional International Equity Fund	None	None	None	None	None	None	None	None

Value Discovery Fund	None	$10,001- $50,000	None	Over $100,000	None	Over $100,000	None	None

Income Fund	Over $100,000	None	None	$1- $10,000	None	None	$10,001- $50,000	None

Ready Reserves Fund	Over $100,000	Over $100,000	$50,001- $100,000	Over $100,000	None	Over $100,000	$10,001- $50,000	$1-$10,000

Aggregate Dollar Range of Trust Shares Owned	Over $100,000	Over $100,000	Over $100,000	Over $100,000	None	Over $100,000	$50,001- $100,000	Over $100,000

(1)	Mr. Reaves was elected to the Board of Trustees effective December 1, 2004.

As of April 6, 2005, the trustees and officers, as a group, owned (or held or shared investment or voting power with respect to) 1,487,153 shares or 7.75% of Class I and 6,059 shares or 0.13% of Class N of the Growth Fund; 261,405 shares or 37.82% of Class I of the Tax-Managed Growth Fund; 142,972 shares or 12.90% of Class I of the Large Cap Growth Fund; 333,931 shares or 2.86% of Class I and 7,368 shares or 0.04% of Class N of the Small Cap Growth Fund; 502,861 shares or 18.03% of Class I and 299,489 shares or 35.01% of Class N of the Small-Mid Cap Growth Fund; 699.963 shares or 1.57% of Class I and 3,034 shares or 0.00% of Class N of the International Growth Fund; 8,159 shares or 0.28% of Class N of the International Equity Fund; 524,188 shares or 8.57% of Class I and 545 shares or 0.05% of Class N of the Value Discovery Fund; 375,480 shares or 1.72% of Class I and 1,097 shares or 0.01% of Class N of the Income Fund; and 10,662,649 shares or 0.92% of Class N of the Ready Reserves Fund. Based on this information, the trustees and officers, as a group, owned a controlling interest in Class I shares of the Tax-Managed Growth Fund and Class N shares of the Small-MidCap Growth Fund. Shareholders with a controlling interest could effect the outcome of a shareholder vote or the direction of management of a Fund.

As of April 6, 2005, the William Blair Profit Sharing Plan held for the benefit of principals and employees, as a group, owned: 3,378,332 shares or 17.68% of Class I of the Growth Fund; 736,835 shares or 66.50% of Class I of the Large Cap Growth Fund; 695,830 shares or 5.90% of Class I of the Small Cap Growth Fund; 840,948 shares or 1.88% of Class I of the International Growth Fund; 408,160 shares or 6.67% of Class I of the Value Discovery Fund; and 552,396 shares or 2.64% of Class I of the Income Fund. Based on this information, the William Blair Profit Sharing Plan owned a controlling interest in Class I shares of the Large Cap Growth Fund. Shareholders with a controlling interest could effect the outcome of a shareholder vote or the direction of management of a Fund.

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Principal Shareholders. The following table provides certain information at April 6, 2005 with respect to persons known to the Trust to be record holders of 5% or more of a class of shares of the following Funds:

Name and Address of Record Owner	Percent of Fund’s Outstanding Common Stock
GROWTH FUND, TAX-MANAGED GROWTH FUND, LARGE CAP GROWTH FUND, SMALL CAP GROWTH FUND, SMALL-MID CAP GROWTH FUND, INTERNATIONAL GROWTH FUND, INTERNATIONAL EQUITY FUND, VALUE DISCOVERY FUND AND INCOME FUND, CLASS A

William Blair & Co. L.L.C. 222 West Adams Street Chicago, IL 60606	100.00%

GROWTH FUND, TAX-MANAGED GROWTH FUND, LARGE CAP GROWTH FUND, SMALL CAP GROWTH FUND, SMALL-MID CAP GROWTH FUND, INTERNATIONAL GROWTH FUND, INTERNATIONAL EQUITY FUND, VALUE DISCOVERY FUND AND INCOME FUND, CLASS B

William Blair & Co. L.L.C. 222 West Adams Street Chicago, IL 60606	100.00%

GROWTH FUND, TAX-MANAGED GROWTH FUND, LARGE CAP GROWTH FUND, SMALL CAP GROWTH FUND, SMALL-MID CAP GROWTH FUND, INTERNATIONAL GROWTH FUND, INTERNATIONAL EQUITY FUND, VALUE DISCOVERY FUND AND INCOME FUND, CLASS C

William Blair & Co. L.L.C. 222 West Adams Street Chicago, IL 60606	100.00%

GROWTH FUND CLASS I

Charles Schwab & Co. Inc. Attn. Mutual Funds Dept. 101 Montgomery Street San Francisco, CA 94104-4122	17.62%

GROWTH FUND CLASS N

Charles Schwab & Co. Inc. Attn: Mutual Funds Dept. 101 Montgomery Street San Francisco, CA 94104-4122	43.55%

Patterson & Co. FBO Comerica for Various Retirement Plan 1525 West W.T. Harris Blvd. Charlotte, NC 28288	22.25%

National Financial Services Corp. FBO Our Customers 200 Liberty Street New York, NY 10281	13.10%

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Name and Address of Record Owner	Percent of Fund’s Outstanding Common Stock
TAX-MANAGED GROWTH FUND CLASS I

William Blair & Co. L.L.C. 222 West Adams Street Chicago, IL 60606-5307	15.93%

William Blair & Co. L.L.C. Guy Massey 222 West Adams Street Chicago, IL 60606-5307	7.22%

William Blair & Co. L.L.C. Mark C. Pusinelli 222 West Adams Street Chicago, IL 60606	5.67%

TAX-MANAGED GROWTH FUND CLASS N

Rosa E. Casas Trustee Ramon E. Casas Irrevocable Trust UA Dated 05/15/1991 Glenview, IL 60025-7644	84.77%

William Blair & Co. L.L.C. Miranda Garside 222 West Adams Street Chicago, IL 60606-5307	5.04%

LARGE CAP GROWTH FUND CLASS I

Charles Schwab & Co. Inc. Attn. Mutual Funds Dept. 101 Montgomery Street San Francisco, CA 94104-4122	71.71%

LARGE CAP GROWTH FUND CLASS N

William Blair & Co. L.L.C. Delaware Charter Guarantee & Trust Co. 222 West Adams Street Chicago, IL 60606	13.53%

William Blair & Co. L.L.C. Delaware Charter Guarantee & Trust Co. 222 West Adams Street Chicago, IL 60606-5307	10.08%

William Blair & Co. L.L.C. Delaware Charter Guarantee & Trust Co. 222 West Adams Street Chicago, IL 60606-5307	8.54%

20

Name and Address of Record Owner	Percent of Fund’s Outstanding Common Stock
William Blair & Co. L.L.C. Delaware Charter Guarantee & Trust Co. 222 West Adams Street Chicago, IL 60606-5307	7.49%

State Street Bank & Trust Co. C/F IRA Rollover FBO Elizabeth Chanler Isle Boro, ME 04848	7.10%

William Blair & Co. L.L.C. Delaware Charter Guarantee & Trust Co. 222 West Adams Street Chicago, IL 60606-5307	7.08%

William Blair & Co. L.L.C. Kristen M. Stachura 222 West Adams Street Chicago, IL 60606	7.01%

SMALL CAP GROWTH FUND CLASS I

American Express Trust Retirement Services 50534 AXP Financial Center Minneapolis, MN 55474	22.34%

Charles Schwab & Co. Inc. Attn. Mutual Funds Dept. 101 Montgomery Street San Francisco, CA 94104-4122	6.89%

National Financial Services Corp. FBO Our Customers 200 Liberty Street New York, NY 10281	6.23%

SMALL CAP GROWTH FUND CLASS N

Charles Schwab & Co. Inc. Attn: Mutual Funds Dept. 101 Montgomery Street San Francisco, CA 94104-4122	44.94%

National Financial Services Corp. FBO Our Customers 200 Liberty Street New York, NY 10281	16.80%

Northern Trust Company PBO OCE – US Holdings P.O. Box 92994 Chicago, IL 60670	6.80%

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Name and Address of Record Owner	Percent of Fund’s Outstanding Common Stock
Patterson & Co. FBO Comerica for Various Retirement Plan 1525 West W.T. Harris Blvd. Charlotte, NC 28288	5.31%

SMALL-MID CAP GROWTH FUND CLASS I

Poetry Foundation 1030 North Clark Street Chicago, IL 60610	15.21%

Star Street Bank & Trust Co. C/F IRA Rollover Joan J. Golose Winnetka, IL 60093	12.46%

Fifth Third Bank FBO Gateway Foundation Charitable Trust P.O. Box 3385 Cincinnati, OH 45263	8.97%

La Salle National Bank N.A. Omnibus 76 P.O. Box 1443 Chicago, IL 60690	8.33%

SMALL-MID CAP GROWTH FUND CLASS N

National Investors Services Corp. FBO Benefit Our Customers 55 Water Street New York, NY 10041	13.36%

INTERNATIONAL GROWTH FUND CLASS I

Charles Schwab & Co. Inc. Attn. Mutual Funds Dept. 101 Montgomery Street San Francisco, CA 94104-4122	13.69%

Lauer & Co. Partnership Glenmede Trust Company P.O. Box 58997 Philadelphia, PA 19102	8.64%

National Financial Services Corp. FBO Our Customers 200 Liberty Street New York, NY 10281	5.24%

22

Name and Address of Record Owner	Percent of Fund’s Outstanding Common Stock
INTERNATIONAL GROWTH FUND CLASS N
Charles Schwab & CO Inc. Attention: Mutual Fund Department 101 Montgomery Street San Francisco, CA 94104-4122	43.57%

National Financial Services Corp. FBO Our Customers 200 Liberty Street New York, NY 10281	28.89%

Citigroup Global Assets 333 West 34th Street New York, NY 10001	6.64%

INTERNATIONAL EQUITY FUND CLASS I

William Blair & Co. LLC. William Blair Co. LLC. 222 West Adams Street Chicago, IL 60606-5312	39.73%

Fox Co 525 Washington Blvd. Jersey City, NJ 07310-1606	33.70%

Peace College of Raleigh, Inc. 15 East Peace St. Raleigh, NC 27604-1194	7.75%

Union Bank TR Nominee FBO Diocese of Orange Priests Non Qualified Plan PO Box 85484 San Diego, CA 92186-5484	5.82%

FTC & CO Attn: Data Lynx # House PO BOX 173736 Denver, CO 80217-3736	5.49%

INTERNATIONAL EQUITY FUND CLASS N

Charles Schwab & CO Inc Attn Mutual Funds Dept 101 Montgomery St. San Francisco, CA 94104-4122	62.88%

NFSC FBO Our Customers 200 Liberty Street One World Financial Center Attn Mutual Funds Dept 5th FL New York, NY 10281-1003	8.41%

INSTITUTIONAL INTERNATIONAL GROWTH FUND

William Blair & Co., L.L.C. Advocate Healthcare Network 222 West Adams Street Chicago, IL 60606-5307	10.25%

Northern Trust Co. C/F Banner Health P.O. Box 92956 Chicago, IL 60625	8.04%

National Association of Securities & Dealers, Inc. 9509 King West Avenue Rockville, MD 20850	7.48%

Charlotte Mecklenburg Hospital Authority Funded Depreciation Account P.O. Box 32861 Charlotte, NC 28232	5.20%

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Name and Address of Record Owner	Percent of Fund’s Outstanding Common Stock
INSTITUTIONAL INTERNATIONAL EQUITY FUND

Georgia Tech Foundation Inc. 760 Spring Street NW Ste 400 Atlanta, GA 30308-1028	37.25%

Northern Trust CO Trustee FBO St Luke’s Pension William Blair FD PO BOX 92956 Chicago, IL 60675	28.12%

MJH Equity Fund, LLC 1001 Lakeside Avenue Suite 900 Cleveland, OH 44114-1177	13.78%

Avon Equity Fund LP 580 West Germantown Pike Ste 202 Plymouth Meeting, PA 19462-1313	11.17%

PAH Equity Fund, LLC 1001 Lakeside Avenue Suite 900 Cleveland, OH 44114-1177	5.59%

VALUE DISCOVERY FUND CLASS I

The Northern Trust Company, Trustee Liberty Mutual Employees Thrift Incentive Plan, Dated 1/02/1996 P.O. Box 92994 Chicago, IL 60675-2956	25.73%

State Street Bank & Trust Co. American Family Mutual Insurance Co. 105 Rosemont Avenue Westwood, MA 02090	12.54%

Charles Schwab & Co. Inc. Attn: Mutual Fund Dept. 101 Montgomery Street San Francisco, CA 94104-4122	6.81%

William Blair & Co. L.L.C. Ralph G. Portis 222, West Adams Street Chicago, IL 60606	5.64%

National Financial Service Corp. FBO Our Customers 200 Liberty Street New York, NY 10281	5.58%

VALUE DISCOVERY FUND CLASS N

Charles Schwab & Co. Inc. Attn. Mutual Funds Dept. 101 Montgomery Street San Francisco, CA 94104-4122	51.84%

Mitra & Co. Attn: Exp Funds 1000 North Water St. Milwaukee, WI 53202-6648	18.35%

Mercer Trust Company, Trustee FBO IBEW Local 38, 401(k) plan One Investors Way Norwood, MA 02064	6.94%

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Name and Address of Record Owner	Percent of Fund’s Outstanding Common Stock
National Financial Services Corp. FBO Our Customers 200 Liberty Street New York, NY 10281	6.03%

INCOME FUND CLASS N

Charles Schwab & Co. Inc Attention Mutual Funds Dept. 101 Montgomery Street San Francisco, CA 94104	52.64%

National Financial Services Corp. FBO Our Customers 200 Liberty Street New York, NY 10281	9.42%

READY RESERVES FUND, CLASS N

William Blair & Co., L.L.C. William Blair Omnibus Account for the Exclusive Benefit of Customers 222 West Adams Street Chicago, IL 60606	93.59%

Trustees’ Holdings in the Advisor and Certain Affiliates. In addition to investing in the various Funds of the Trust, independent trustees may invest in limited partnerships that are managed by the Advisor or an affiliate of the Advisor. The independent trustees may also from time to time, invest in third party investment ventures in which affiliates and employees of the Advisor also invest. In addition, Mr. Bosler, Ms. McDermott, Mr. Schwemm and Mr. Seeley employ the Advisor to manage assets that they control.

The following table sets forth, as of December 31, 2004, the beneficial or record ownership of the securities of the Advisor or any entity other than another registered investment company, controlling, controlled by or under common control with the Advisor. This information is provided for each independent trustee, as applicable, and his or her immediate family members.

Name of Trustee	Name of Owners and Relationships to Trustee	Company	Title of Class	Value of Securities(2)	Percent of Class
Ann P. McDermott	McDermott Brothers, a general partnership between John H. McDermott (husband) and Robert B. McDermott (brother-in-law)	William Blair Capital Partners V, L.P.	(1)	$218,586	0.55%

		William Blair Capital Partners VI, L.P.	(1)	$424,515	0.45%

		William Blair Capital Partners VII, QP, L.P.	(1)	$1,358,357	0.41%

		William Blair New World Ventures, L.P.	(1)	$128,830	1.29%

(1)	Interests in limited partnerships or limited liability company.

(2)	Values are based on estimated fair market values as of December 31, 2004.

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Brokerage and Fund Transactions. Decisions on portfolio transactions (including the decision to buy or sell, the appropriate price, allocation of brokerage, use of a broker as agent or dealer as principal and negotiation of commissions) normally are made by the Advisor. In purchasing and selling portfolio securities, the Trust seeks to obtain the most favorable overall result, taking into account the net price, the method of execution and research services provided by the broker. Such research services include economic forecasts and analytical, narrative and statistical reports on industries and companies for consideration by the Trust and the Advisor’s other clients.

Portfolio transactions may increase or decrease the return of a Fund depending upon the Advisor’s ability to correctly time and execute such transactions. A portfolio turnover rate for any year is determined by dividing the lesser of sales or purchases (excluding in either case cash equivalents, such as short-term corporate notes) by the portfolio’s monthly average net assets and multiplying by 100 (with all securities with maturities and expirations of one year or less excluded from the computation). The Fund’s turnover rate will also vary from year to year depending on market conditions. Since the Ready Reserves Fund’s assets are invested in securities with short (less than one year) effective maturities, its portfolio will turn over many times a year. Such securities, however, are excluded from the Securities and Exchange Commission’s required portfolio turnover rate calculations, resulting in no portfolio turnover rate for reporting purposes.

Selection of a broker for a particular portfolio transaction depends on many factors, some of which are subjective and which include the net price, the confidentiality, reliability, integrity, the size and nature of the transaction and the market in which it is to occur and any research or other services that the broker has provided. The Advisor determines the overall reasonableness of brokerage commissions and of premiums and discounts on principal transactions (which do not involve commissions) by review of comparable trades for the Advisor’s other clients and in the market generally. If more than one broker is believed to be equally qualified to effect a portfolio transaction, the Advisor may assign the transaction to a broker that has furnished research services, but the Advisor has no agreement, formula or policy as to allocation of brokerage.

The Trust may pay to brokers that provide research services to the Advisor a commission higher than another broker might have charged if it is determined that the commission is reasonable in relation to the value of the brokerage and research services that are provided, viewed in terms of either the particular transaction or the Advisor’s overall responsibility to its advisory accounts. The extent to which such commissions exceed commissions solely for execution cannot be determined, but such research services, which are involved in portfolio transactions for the Trust and for the Advisor’s other advisory accounts, can be of benefit to both the Trust and such other accounts. The value of research services that are provided by brokers who handle portfolio transactions for the Trust cannot be precisely determined and such services are supplemental to the Advisor’s own efforts, which are undiminished thereby. The Advisor does not believe that its expenses are reduced by reason of such services, which benefit the Trust and the Advisor’s other clients. Transactions in over-the-counter securities are generally executed as principal trades with primary market makers, except where it is believed that a better combination of price and execution could otherwise be obtained. The Advisor receives research products and services from broker/dealers and third parties in the form of written reports on individual companies and industries of particular interest to the Advisor, general economic conditions, pertinent Federal and State legislative developments and changes in accounting practices; direct access by telephone or meetings with leading research analysts throughout the financial community, corporate management personnel, and industry experts; comparative performance and evaluation and technical measurement services for issuers, industries and the market as a whole; access to and monitoring of equity valuation models; and services from recognized experts on investment matters of particular interest to the Advisor.

The Growth Fund paid total brokerage fees of $304,670, $476,002 and $451,904 in 2004, 2003 and 2002, respectively. The Tax-Managed Growth Fund paid total brokerage fees of $5,661, $9,002 and $8,256 in 2004, 2003 and 2002, respectively. The Large Cap Growth Fund paid total brokerage fees of $6,376, $7,718 and $10,124, in 2004, 2003 and 2002, respectively. The Small Cap Growth Fund paid total brokerage fees of $4,360,000, $2,173,406 and $620,240 in 2004, 2003, and 2002, respectively. The Small-Mid Cap Growth Fund paid $40,931 in 2004, and $4,795 in brokerage commissions for the period December 29, 2003 (commencement of operations) to December 31, 2003. The International Growth Fund paid total brokerage fees of $10,933,171, $4,622,938 and $3,000,115 in 2004, 2003 and 2002, respectively. The increase in brokerage fees from year to year is in proportion to the change in the International Growth Fund’s asset size. The International Equity Fund paid total brokerage fees of $39,855 for the period of May 24, 2004 (commencement of operations) to December 31, 2004. The Institutional International Growth Fund paid total brokerage fees of $3,830,088, $1,232,099 and $393,120 in 2004, 2003 and for the period of July 26, 2002 (commencement of operations) to December 31, 2002, respectively. The increase in brokerage fees from year to year is in proportion to the change in the Institutional International Growth Fund’s asset size. The Institutional

26

International Equity Fund paid total brokerage fees of $45,360 for the period of December 1, 2004 (commencement of operations) to December 31, 2004. The Value Discovery Fund paid total brokerage fees of $693,963, $512,708 and $366,723 in 2004, 2003 and 2002, respectively. None of the brokerage fees said by the Funds were paid to a broker that was an affiliated person of the Trust or to a broker of which an affiliated person was an affiliated person of the Trust or of the Advisor.

The Advisor does not use the Fund’s brokerage commissions to pay for non-research items. In 2004, the following Funds directed the following amounts in brokerage commissions to third parties to pay for third party research: Growth Fund, $31,106; Tax-Managed Growth Fund, $416; Large Cap Growth Fund, $1,100; Small Cap Growth Fund, $173,590; Small-Mid Cap Growth Fund, $2,087; International Growth Fund, $41,450; International Equity Fund, $123; Institutional International Growth Fund, $15,732; and Value Discovery Fund, $27,216.

Purchases and sales of portfolio securities for the Income Fund and the Ready Reserves Fund usually are principal transactions, either directly with the issuer or with an underwriter or market maker, with no brokerage commissions paid by the portfolio. No brokerage commissions were paid by the Income Fund or the Ready Reserves Fund during the fiscal years ended December 31, 2004, 2003 and 2002. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers will include the spread between the bid and asked prices. The primary consideration in the allocation of transactions is prompt execution of orders in an effective manner at the most favorable price.

Generally, the investment decisions for the Funds are reached independently from those for other accounts managed by the Advisor. However, some other accounts may make investments in the same type of instruments or securities as the Funds at the same time as the Funds. Such other accounts may include private investment funds operated by the Advisor which compete directly with the Funds for securities—particularly those sold in private placements or initial public offerings (“IPOs”); the Advisor and its personnel may stand to benefit more personally from good investment performance by these private investment funds than by equivalent performance of the Funds. In those instances where the Funds and another client of the Advisor trade in the same type of instrument at the same time, the Advisor has established allocation procedures to allocate such trades among its various clients and the Funds equitably. In some cases this procedure may affect the size or price of the position obtainable for the Funds. However, it is the opinion of the Board of Trustees that the benefits available because of the Advisor’s organization outweigh any disadvantages that may arise from exposure to simultaneous transactions.

Although the Advisor may execute portfolio transactions for the Funds under conditions set forth in applicable rules of the Securities and Exchange Commission and in accordance with procedures adopted and reviewed periodically by the Board of Trustees, the Advisor or any affiliated broker-dealer of the Advisor is not compensated for executing portfolio transactions for the Funds. The Funds may purchase securities from other members of an underwriting syndicate of which the Advisor or an affiliated broker-dealer is a participant, but only under conditions set forth in applicable rules of the Securities and Exchange Commission and in accordance with procedures adopted by the Board of Trustees.

Disclosure of Portfolio Holdings. Each Fund’s portfolio holdings as of the end of each calendar month are posted on the Trust’s website, www.williamblairfunds.com, no sooner than thirty days after the month-end. This posted information generally remains accessible for thirty days, until the Trust posts the information for the next calendar month to the Trust’s website. The Funds do not disseminate nonpublic information about portfolio holdings except in accordance with the Trust’s policies and procedures.

The Trust’s policies and procedures governing disclosure of portfolio holdings permit nonpublic portfolio holding information to be shared with the Fund’s service providers and others who generally need access to such information in the performance of their duties and responsibilities, such as the Fund’s Advisor, custodian, pricing services, fund accountants, independent public accountants, attorneys, officers and trustees. In addition, the Fund’s portfolio holdings may be discussed with third parties (e.g., broker/dealers) for the purpose of analyzing or trading such securities. Nonpublic portfolio holding information may also be disclosed to rating agencies and companies that collect information about mutual funds (such as Morningstar, S&P and Lipper Analytical Services) if the Funds have a legitimate business purpose in providing the information sooner than thirty days after month-end or on a more frequent basis, as applicable.

Each Fund’s portfolio holdings and characteristics may be disclosed in other circumstances if reviewed and approved by the Trust’s Chief Compliance Officer. Any disclosure of portfolio holdings or characteristics not addressed by the Trust’s policies and procedures must be submitted to the Chief Compliance Officer for review before dissemination. Prior to such disclosure, the Chief Compliance Officer must make a good faith determination in light of the facts then known that the Funds have a legitimate business purpose for providing the information, that the disclosure is in the best interest of the Funds, and that the recipient assents or otherwise has a duty to keep the information confidential and agrees not to disclose, trade or make any investment recommendation based on the information received. No compensation or other consideration is received by the Trust or any affiliates of the Trust for disclosure of portfolio holdings information.

The CCO provides the Board of Trustees with reports of any potential exceptions to, or violations of, the Trust’s policies and procedures governing disclosure of portfolio holdings that are deemed to consitute a material compliance matter. Each Fund discloses its portfolio holdings to the extent required by law.

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INVESTMENT POLICIES AND RESTRICTIONS

The Trust has adopted certain fundamental investment restrictions for each portfolio that, along with the Fund’s investment objective, cannot be changed without approval by holders of a “majority of the outstanding voting securities” of the Fund, which is defined in the 1940 Act to mean the lesser of (a) 67% of the shares of the portfolio at a meeting where more than 50% of the outstanding voting shares of the Fund are present in person or by proxy; or (b) more than 50% of the outstanding voting shares of the Fund. All percentage restrictions on investments apply at the time the investment is made and shall not be considered to violate the applicable limitation. There can be no assurance that a Fund will meet its investment objective.

Except as otherwise noted, the following fundamental investment restrictions apply to each Fund:

Concentration. Each Fund except the Ready Reserves Fund:

The Fund will not make investments that will result in the concentration (as that term is defined in the 1940 Act, any rule or order thereunder, (or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities.

This restriction also does not limit the Fund from investing in instruments, such as repurchase agreements, secured by obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Ready Reserves Fund: The Fund will not make investments that will result in the concentration (as that term is defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry; provided, however, that the Fund reserves the freedom of action to invest up to 100% of its total assets in securities or instruments issued by domestic banks, which include certificates of deposit, time deposits, bankers’ acceptances and repurchase agreements.

Senior Securities and Borrowing. The Fund may not borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof may permit.

Underwriting. The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Real Estate. The Fund may not purchase or sell real estate unless the real estate is acquired as a result of ownership of securities or other instrument; and provided that this restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interest therein.

Commodities. The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instrument; however, this restriction shall not prevent the Fund from engaging in transactions involving futures contracts, options or other derivative instruments, or investing in securities that are secured by physical commodities.

Lending. The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, and investing in loans, including assignments and participation interests.

The following are each Fund’s non-fundamental operating policies, which may be changed by the Trust’s Board of Trustees without shareholder approval.

The Growth Fund, Tax-Managed Growth Fund, Large Cap Growth Fund, Small Cap Growth Fund, Small-Mid Cap Growth Fund, International Growth Fund, International Equity Fund, Institutional International Growth Fund, Institutional International Equity Fund and Value Discovery Fund, may not:

(1)

With respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (i) more than 5% of

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the portfolio’s total assets would be invested in the securities of that issuer or (ii) the portfolio would hold more than 10% of the outstanding voting securities of that issuer.

(2)	Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities.

(3)	Sell securities short, unless the portfolio owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission or its staff and provided that transactions in futures contracts or other derivative instruments are not deemed to constitute selling securities short.

(4)	Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

Under normal market conditions, the Large Cap Growth Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of large cap companies.

Under normal market conditions, the Small Cap Growth Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small cap companies.

Under normal market conditions, the Small-Mid Cap Growth Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small and medium-sized companies.

Under normal market conditions, the International Equity Fund and the Institutional International Equity Fund will each invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities.

Each Fund will provide shareholders with at least 60 days’ prior notice of any change in its 80% investment policy.

The Income Fund and Ready Reserves Fund may not:

(1)	Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer.

(2)	Purchase more than 10% of any class of securities of any issuer, except that such restriction shall not apply to securities issued or guaranteed by the United States Government, its agencies or instrumentalities. All debt securities and all preferred stocks are each considered as one class.

The Income Fund may not:

(1)	Make short sales of securities or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

(2)	Purchase common stocks, preferred stocks, convertible preferred bonds, warrants or other equity securities.

(3)	Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities.

The Ready Reserves Fund may not:

(1)	Make short sales of securities or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

(2)	Invest in illiquid securities if, as a result of such investment, more than 10% of its net assets would be invested in illiquid securities.

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INVESTMENT PRACTICES

The Prospectus describes each Fund’s investment objective as well as certain investment policies and investment techniques that the Fund may employ in pursuing its investment objective. The following discussion supplements the discussion contained in the Prospectus, including the Investment Glossary at the end of the Prospectus. Not all of the Funds may invest in all of the types of investments listed below.

Borrowings. Note: Presently, the Funds only intend to borrow from banks for temporary or emergency purposes. However, each Fund may borrow money from banks and make other investments or engage in other transactions permissible under the 1940 Act which may be considered a borrowing (such as mortgage dollar rolls and reverse repurchase agreements).

Collateralized Obligations. Mortgage-Backed Securities. Collateralized obligations include mortgage-backed collateralized obligations (“mortgage-backed securities”). Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. There currently are three basic types of mortgage-backed securities: (1) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as GNMA (Government National Mortgage Association), FNMA (Federal National Mortgage Association) and FHLMC (Federal Home Loan Mortgage Corporation); (2) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but that usually have some form of private credit enhancement.

The yield characteristics of mortgage-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if a portfolio purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if a portfolio purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected prepayments will reduce it.

Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by the portfolio are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Mortgage-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment.

Guaranteed Mortgage Pass-Through Securities. Mortgage pass-through securities represent participation interests in pools of residential mortgage loans originated by United States Governmental or private lenders and guaranteed, to the extent provided in such securities, by the United States Government or one of its agencies or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the services of the underlying mortgage loans. The guaranteed mortgage pass-through securities in which the portfolio will invest will include those issued or guaranteed by GNMA, FNMA and FHLMC.

GNMA is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the “Housing Act”), authorizes GNMA to guarantee the timely payment of the principal of and interest on certificates (“Ginny Mae Certificates”) that are based upon and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act or Title V of the Housing Act of 1949 (FHA Loans), or guaranteed by the Veterans’ Administration under the Servicemen’s Readjustment Act of 1944, as amended (VA Loans), or by pools of other eligible mortgage

30

loans. Ginny Mae Certificates represent a pro rata interest in one or more pools of eligible mortgage loans. The Housing Act provides that the full faith and credit of the United States Government is pledged to the payment of all amounts that may be required to be paid under any guarantee. In order to meet its obligations under such guarantee, GNMA is authorized to borrow from the United States Treasury with no limitations as to amount.

FNMA is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act. FNMA was originally established in 1938 as a United States Government agency to provide supplemental liquidity to the mortgage market and was transformed into a stockholder owned and privately managed corporation by legislation enacted in 1968. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their funds for additional lending. FNMA acquires funds to purchase home mortgage loans from many capital market investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each Fannie Mae Certificate will entitle the registered holder thereof to receive amounts representing the holder’s pro rata interest in scheduled principal payments and interest payments (at such Fannie Mae Certificate’s pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans) and any principal prepayments, on the mortgage loans in the pool represented by such Fannie Mae Certificate and such holder’s proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan. The full and timely payment of principal of and interest on each Fannie Mae Certificate will be guaranteed by FNMA, which guarantee is not backed by the full faith and credit of the United States Government. FNMA has limited rights to borrow from the United States Treasury.

FHLMC is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended. FHLMC was established primarily for the purpose of increasing the availability of mortgage credit for the financing of needed housing. The principal activity of FHLMC currently consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily Freddie Mac Certificates.

FHLMC guarantees to each registered holder of a Freddie Mac Certificate the timely payment of interest at the rate provided for by such Freddie Mac Certificate, whether or not received. FHLMC also guarantees to each holder of a Freddie Mac Certificate ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not always guarantee the timely payment of scheduled principal. FHLMC may remit the amount due on account of its guarantee of collection of principal at any time after default on an underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of a claim by any mortgage insurer or (iii) the expiration of any right of redemption, whichever occurs last, but in any event no later than one year after demand has been made upon the mortgagor for accelerated payment of principal. The obligations of FHLMC under its guarantee are obligations solely of FHLMC and are not backed by the full faith and credit of the United States Government. FHLMC has limited rights to borrow from the United States Treasury.

Private Mortgage Pass-Through Securities. Private mortgage pass-through securities (“private pass-throughs”) are structured similarly to the Ginny Mae, Fannie Mae and Freddie Mac mortgage pass-through securities described above and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Private pass-throughs are usually backed by a pool of conventional fixed rate or adjustable rate mortgage loans. Since private pass-throughs typically are not guaranteed by an entity having the credit status of GNMA, FNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. See “Types of Credit Support,” below.

Collateralized Mortgage Obligations and Multiclass Pass-Through Securities. Collateralized mortgage obligations, or “CMOs,” are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginny Mae, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by whole loans or private pass-throughs (such collateral collectively hereinafter referred to as “Mortgage Assets”). Multiclass pass-through securities are equity interests in a trust composed of Mortgage Assets. Payments of principal of and interest on the Mortgage Assets and any reinvestment income thereon provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the United States Government, or by private originators of, or investors in,

31

mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a “tranche,” is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In a common structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of the series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities (“SMBS”) are derivative multiclass mortgage securities. SMBS may be issued by agencies or instrumentalities of the United States Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of Mortgage Assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the Mortgage Assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all the interest (the interest-only or “IO” class), while the other class will receive all the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets and a rapid rate of principal payments may have a material adverse effect on the portfolio’s yield to maturity. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the portfolio may fail to fully recoup its initial investment in these securities.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed and, accordingly, may have less liquidity than other securities. The portfolio will invest only in IO and PO class mortgage obligations collateralized by securities guaranteed by the United States Government.

Types of Credit Support. Mortgage-backed and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and “overcollateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based upon historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in such a security.

Asset-Backed Securities. The securitization techniques used to develop mortgage-backed securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of

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assets, primarily automobile and credit card receivables, are being scrutinized in pass-through structures similar to the mortgage pass-through structures described above or in a pay-through structure similar to the CMO structure. The Income Fund may invest in these and other types of asset-backed securities that may be developed in the future.

As with mortgage-backed securities, the yield characteristics of asset-backed securities differ from traditional debt securities. As with mortgage-backed securities, asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties and use similar credit enhancement techniques. See “Mortgage-Backed Securities,” above. In general, however, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Although certain of the factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities, during any particular period, the predominant factors affecting prepayment rates on mortgage-backed securities and asset-backed securities may be different.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the services to retain possession of the underlying obligations. If the services were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Inverse Floaters. The Income Fund may invest in mortgage derivative products like inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. The income from an inverse floater may be magnified to the extent that its rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of magnification in an inverse floater, the greater the volatility in its market value. Accordingly, the duration of an inverse floater may exceed its stated final maturity. The coupon of an inverse floating rate note moves inversely to the movement of interest rates. In addition, mortgage-backed inverse floaters will experience approximately the same changes in average lives and durations that other comparable fixed-rate mortgage-backed bonds do when prepayments rise and fall with declines and increases in interest rates. In a rising interest rate environment, the declining coupon coupled with the increase in the average life can magnify the price decline relative to a fixed-rate obligation. Conversely, rate declines increase coupon income and gradually shorten the average life, which tends to amplify the price increase. Inverse floaters are typically priced based on a matrix.

Derivative Instruments. In General. The Growth Fund, Tax-Managed Growth Fund, Large Cap Growth Fund, Small Cap Growth Fund, Small-Mid Cap Growth Fund, International Growth Fund, International Equity Fund, Institutional International Growth Fund, Institutional International Equity Fund and Value Discovery Fund may use derivative instruments solely for the purpose of bona fide hedging or risk management. Derivative instruments are commonly defined to include securities or contracts whose values depend on (or “derive” from) the value of one or more other assets, such as securities, currencies, or commodities. These “other assets” are commonly referred to as “underlying assets.”

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Options and forward contracts are considered to be the basic “building blocks” of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, over-the-counter (“OTC”) options (including caps, floors, collars, and options on forward and swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and by applying these structures to a wide range of underlying assets.

An option is a contract in which the “holder” (the buyer) pays a certain amount (“premium”) to the “writer” (the seller) to obtain the right, but not the obligation, to buy from the writer (in a “call”) or sell to the writer (in a “put”) a specific asset at an agreed upon price at or before a certain time. The holder pays the premium at inception and has

33

no further financial obligation. The holder of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset.

A forward is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.

Hedging. The Funds may use derivative instruments to protect against possible adverse changes in the market value of securities held in, or are anticipated to be held in, its portfolio. Derivatives may also be used to “lock-in” realized but unrecognized gains in the value of its portfolio securities. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. To the extent that a hedge matures prior to or after the disposition of the investment subject to the hedge, any gain or loss on the hedge will be realized earlier or later than any offsetting gain or loss on the hedged investment.

Managing Risk. The Funds may also use derivative instruments to manage the risks of its portfolio. Risk management strategies include, but are not limited to, facilitating the sale of portfolio securities, managing the effective maturity or duration of debt obligations in its portfolio, establishing a position in the derivatives markets as a substitute for buying or selling certain securities, or creating or altering exposure to certain asset classes, such as equity, debt, or foreign securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way to invest than “traditional” securities (i.e., stocks or bonds) would.

Exchange and OTC Derivatives. Derivative instruments may be exchange-traded or traded in OTC transactions between private parties. Exchange-traded derivatives are standardized options and futures contracts traded in an auction on the floor of a regulated exchange. Exchange contracts are generally very liquid. The exchange clearinghouse is the counterpart of every contract. Thus, each holder of an exchange contract bears the credit risk of the clearinghouse (and has the benefit of its financial strength) rather than that of a particular counterpart. OTC transactions are subject to additional risks, such as the credit risk of the counterpart to the instrument, and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Risks and Special Considerations. The use of derivative instruments involves risks and special considerations as described below. Risks pertaining to particular derivative instruments are described in the sections that follow.

(1) Market Risk. The primary risk of derivatives is the same as the risk of the underlying assets, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose the Funds to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the ability of the Advisor to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. The Advisor’s decision to engage in a derivative transaction will reflect its judgment that the derivative transaction will provide value to the Funds and their shareholders and is consistent with the Funds’ objectives, investment limitations, and operating policies. In making such a judgment, the Advisor will analyze the benefits and risks of the derivative transaction and weigh them in the context of the Funds’ entire portfolio and investment objective.

(2) Credit Risk. The Funds will be subject to the risk that a loss may be sustained as a result of the failure of a counterpart to comply with the terms of a derivative instrument. The counterpart risk for exchange-traded derivative instruments is generally less than for privately negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterpart to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Funds will bear the risk that the counterpart will default, and this could result in a loss of the expected benefit of the

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derivative transaction and possibly other losses. The Funds will enter into transactions in derivative instruments only with counter parties that the Advisor reasonably believes are capable of performing under the contract.

(3) Correlation Risk. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and the hedged position are not perfectly correlated. Correlation risk is the risk that there might be imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and price movements in the investments being hedged.

(4) Liquidity Risk. Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterpart of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can be closed out only with the other party to the transaction. The Funds might be required by applicable regulatory requirement to maintain assets as “cover,” maintain segregated accounts, and/or make margin payments when they take positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Funds were unable to close out their positions in such instruments, they might be required to continue to maintain such assets or accounts or make such payments until the position expired, matured, or was closed out. The requirements might impair the Funds’ ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Funds sell a portfolio security at a disadvantageous time. The Funds’ ability to sell or close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterpart to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Funds.

(5) Legal Risk. Legal risk is the risk of loss caused by the legal unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside gain in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterpart that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(6) Systemic or “Interconnection” Risk. Interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses at other dealers and destabilize the entire market for OTC derivative instruments.

General Limitations. The use of derivative instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, the Commodity Futures Trading Commission (“CFTC”), and various state regulatory authorities. In addition, the Funds’ ability to use derivative instruments may be limited by certain tax considerations.

The Funds have filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” with the CFTC and the National Futures Association, which regulate trading in the futures markets. In accordance with Rule 4.5 of the regulations under the Commodity Exchange Act (“CEA”), the notice of eligibility for the Funds includes representations that the Funds will use futures contracts and related options solely for bona fide hedging purposes within the meaning of CFTC regulations, provided that the Funds may hold other positions in futures contracts and related options that do not qualify as a bona fide hedging position if the aggregate initial margin

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deposits and premiums required to establish these positions, less the amount by which any such futures contracts and related options positions are “in the money,” do not exceed 5% of a Fund’s net assets. Adherence to these guidelines does not limit a Fund’s risk to 5% of the Fund’s assets.

The SEC has identified certain trading practices involving derivative instruments that involve the potential for leveraging the Funds’ assets in a manner that raises issues under the 1940 Act. In order to limit the potential for the leveraging of the Funds’ assets, as defined under the 1940 Act, the SEC has stated that the Funds may use coverage or the segregation of the Funds’ assets. To the extent required by SEC guidelines, the Funds will not enter into any such transactions unless it owns either: (1) an offsetting (“covered”) position in securities, options, futures, or derivative instruments; or (2) cash or liquid securities positions with a value sufficient at all times to cover its potential obligations to the extent that the position is not “covered”. The Funds will also segregate cash and/or appropriate liquid assets if required to do so by SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the derivative position is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Funds’ assets to segregated accounts could impede portfolio management or the Funds’ ability to meet redemption requests or other current obligations.

In some cases, the Funds may be required to maintain or limit exposure to a specified percentage of its assets to a particular asset class. In such cases, when the Funds uses a derivative instrument to increase or decrease exposure to an asset class and is required by applicable SEC guidelines to set aside liquid assets in a segregated account to secure its obligations under the derivative instruments, the Advisor may, where reasonable in light of the circumstances, measure compliance with the applicable percentage by reference to the nature of the economic exposure created through the use of the derivative instrument and not by reference to the nature of the exposure arising from the liquid assets set aside in the segregated account (unless another interpretation is specified by applicable regulatory requirements).

Options. The Funds may use options for any bona fide hedging or risk management purpose. An option is a contract in which the “holder” (the buyer) pays a certain amount (“premium”) to the “writer” (the seller) to obtain the right, but not the obligation, to buy from the writer (in a “call”) or sell to the writer (in a “put”) a specific asset at an agreed upon price (“strike price” or “exercise price”) at or before a certain time (“expiration date”). The holder pays the premium at inception and has no further financial obligation. The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to changes in the value of the underlying asset. The Funds may buy or write (sell) put and call options on assets, such as securities, currencies, futures, financial commodities, and indices of debt and equity securities (“underlying assets”) and enter into closing transactions with respect to such options to terminate an existing position. Options used by the Funds may include European, American, and Bermuda style options. If an option is exercisable only at maturity, it is a “European” option; if it is also exercisable prior to maturity, it is an “American” option. If it is exercisable only at certain times, it is a “Bermuda” option.

The Funds may purchase (buy) and write (sell) put and call options on underlying assets and enter into closing transactions with respect to such options to terminate an existing position. The purchase of a call option serves as a long hedge, and the purchase of a put option serves as a short hedge. Writing put or call options can enable the Funds to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Funds will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by the Funds would be considered illiquid. Writing put options serves as a limited long hedge because decreases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Funds will be obligated to purchase the security at more than its market value.

The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

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The Funds may effectively terminate a right or obligation under an option by entering into a closing transaction. For example, the Funds may terminate an obligation under a call or put option that they had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Funds may terminate a position in a put or call option they had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Funds to realize the profit or limit the loss on an option position prior to its exercise or expiration.

The Funds may purchase or write both exchange-traded and OTC options. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Funds and the other party to the transaction (“counterpart”) (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Funds purchase or write an OTC option, they rely on the counterpart to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterpart to do so would result in the loss of any premium paid by the Funds as well as the loss of any expected benefit of the transaction.

The Funds’ ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Funds intend to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterpart, or by a transaction in the secondary market if any such market exists. Although the Funds will enter into OTC options only with counter parties that are expected to be capable of entering into closing transactions with the Funds, there is no assurance that the Funds will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterpart, the Funds might be unable to close out an OTC option position at any time prior to its expiration. If the Funds were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.

The Funds also may engage in options transactions as described above on securities indices and other financial indices and in so doing can achieve many of the same objectives they would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of the attempted hedging.

Futures Contracts. The Funds may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. The Funds may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Funds may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. The Funds will engage in this strategy only when the Advisor believes it is more advantageous to the Funds than purchasing the futures contract.

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The Funds may use futures contracts solely for the purpose of bona fide hedging or risk management. A Fund’s primary purpose in entering into futures contracts is to protect that Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if a Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index, as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Fund not participating in a market advance. Conversely, if a Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. A Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

Although techniques other than sales and purchases of futures contracts could be used to reduce the Funds’ exposure to market or interest rate fluctuations, the Funds may be able to hedge its exposure more effectively and perhaps at a lower cost through the use of futures contracts.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, the Funds realize a gain; if it is more, the Funds realize a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Funds realize a gain; if it is less, the Funds realize a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Funds will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Funds are not able to enter into an offsetting transaction, the Funds will continue to be required to maintain the margin deposits on the futures contract.

No price is paid by the Funds upon entering into a futures contract. Instead, at the inception of a futures contract, the Funds are required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, “initial margin” consisting of cash and/or other appropriate liquid assets in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Funds at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Funds may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing, but rather represents a daily settlement of the Funds’ obligations to or from a futures broker. When the Funds purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Funds purchase or sell a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Funds have insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Funds intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

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Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Funds were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Funds would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Funds would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, “program trading” and other investment strategies might result in temporary price distortions.

Swap Agreements. The Funds may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements and related caps, floors, and collars. The Funds will use such instruments solely for the purpose of bona fide hedging or risk management, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Funds than if the Funds had invested directly in an instrument that yielded that desired return or spread. The Funds also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Funds anticipate purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate) in a particular foreign currency, or in a “basket” of securities representing a particular index. Swap agreements may include caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that a specified index exceed a specified rate or amount, or “cap;” floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that a specified index falls below a specified level, or “floor;” and collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against movements interest or values exceeding given minimum or maximum levels.

The “notional amount” of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by the Funds, the obligations of the parties would be exchanged on a “net basis.” Consequently, the Funds’ obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement. A Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterpart will be covered by the maintenance of a segregated account consisting of cash and/or other appropriate liquid assets.

Whether the Funds’ use of swap agreements will be successful in furthering their investment objectives will depend, in part, on the Advisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. The swap market has grown substantially in recent years with a large number of banking firms acting as both principals and agents using standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not been fully developed and, accordingly, they are less liquid than swaps. Moreover, the Funds

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bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterpart. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986 (“IRC”) may limit the Funds’ ability to use swap agreements. The swaps market is largely unregulated.

The Funds will enter swap agreements only with counter parties that the Advisor reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Funds will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

Additional Derivative Instruments and Strategies. In addition to the derivative instruments and strategies described above and in the Prospectus, the Advisor expects additional derivative instruments and other hedging or risk management techniques to develop from time to time. The Advisor may utilize these new derivative instruments and techniques to the extent that they are consistent with the Funds’ investment objective and permitted by the Funds’ investment limitations, operating policies, and applicable regulatory authorities.

Foreign Securities. Investing in foreign securities involves a series of risks not present in investing in U.S. securities. Most of the foreign securities held by the portfolios will not be registered with the Securities and Exchange Commission (the “SEC”), nor will the foreign issuers be subject to SEC reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the portfolio than is available concerning U.S. companies. Disclosure and regulatory standards in many respects are less stringent in emerging market countries than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Foreign companies and, in particular, companies in smaller and emerging capital markets are not generally subject to uniform accounting, auditing and financial reporting standards, or to other regulatory requirements comparable to those applicable to U.S. companies. The portfolio’s net investment income and capital gains from its foreign investment activities may be subject to non-U.S. withholding taxes.

The costs attributable to foreign investing that a Fund must bear frequently are higher than those attributable to domestic investing; this is particularly true with respect to emerging capital markets. For example, the costs of maintaining custody of foreign securities exceeds custodian costs for domestic securities and transaction and settlement costs of foreign investing also frequently are higher than those attributable to domestic investing. Costs associated with the exchange of currencies also make foreign investing more expensive than domestic investing. Investment income on certain foreign securities in which the portfolio may invest may be subject to foreign withholding or other government taxes that could reduce the return of these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign tax to which the portfolio would be subject.

The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a portfolio’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vi) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

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In addition, many countries in which the Funds may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resources self-sufficiency and balance of payments position.

Investments in some foreign countries may involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to portfolio shareholders. Further, no accounting standards exist in certain foreign countries.

Each Fund endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread in currency exchange (to cover service charges) will be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent a Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations.

Foreign markets also have different clearance and settlement procedures and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Foreign securities may be purchased through depository receipts, including American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”) Global Depository Receivables (“GDRs”), or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs and GDRs may be denominated in other currencies and are designed for use in the European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European receipts evidencing a similar arrangement. For purposes of the Fund investment policies, ADRs, EDRs and GDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs, EDRs and GDRs shall be treated as indirect foreign investments. Thus, an ADR, EDR or GDR representing ownership of common stock will be treated as common stock. ADR, EDR and GDR depository receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

ADR facilities may be established as either “unsponsored” or “sponsored.” While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders with respect to the deposited securities. In addition, an unsponsored facility is generally not obligated

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to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depository receipts.

Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Forward Foreign Currency Transactions. The foreign securities held by the Funds will usually be denominated in foreign currencies and the Funds may temporarily hold foreign currency in connection with such investments. As a result, the value of the assets held by the Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates, by exchange control regulations and by indigenous economic and political developments. Some countries in which the Funds may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which a Fund’s securities are denominated may have a detrimental impact on that Fund.

A Fund may enter into forward foreign currency contracts (“forward currency contracts”) in an effort to control some of the uncertainties of foreign currency rate fluctuations. A forward currency contract is an agreement to purchase or sell a specific currency at a specified future date and price agreed to by the parties at the time of entering into the contract. The Fund will not engage in foreign currency contracts in which the specified future date is more than one year from the time of entering into the contract. In addition, the Fund will not engage in forward currency contracts for speculation, but only as an attempt to hedge against changes in foreign currency exchange rates affecting the values of securities which the Fund holds or intends to purchase. Thus, the Fund will not enter into a forward currency contract if such contract would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund securities or other assets denominated in that currency.

The Funds may use forward currency contracts to fix the value of certain securities it has agreed to buy or sell. For example, when a Fund enters into a contract to purchase or sell securities denominated in a particular foreign currency, the Fund could effectively fix the maximum cost of those securities by purchasing or selling a foreign currency contract, for a fixed value of another currency, in the amount of foreign currency involved in the underlying transaction. In this way, a Fund can protect the value of securities in the underlying transaction from an adverse change in the exchange rate between the currency of the underlying securities in the transaction and the currency denominated in the foreign currency contract, during the period between the date the security is purchased or sold and the date on which payment is made or received.

The Funds may also use forward currency contracts to hedge the value, in U.S. dollars, of securities it currently owns. For example, if the portfolio held securities denominated in a foreign currency and anticipated a substantial decline (or increase) in the value of that currency against the U.S. dollar, the Fund may enter into a foreign currency contract to sell (or purchase), for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of all or a portion of the securities held which are denominated in such foreign currency.

Upon the maturity of a forward currency transaction, the portfolio may either accept or make delivery of the currency specified in the contract or, at any time prior to maturity, enter into a closing transaction which involves the purchase or sale of an offsetting contract. An offsetting contract terminates the Fund’s contractual obligation to deliver the foreign currency pursuant to the terms of the forward currency contract by obligating the Fund to purchase the same amount of the foreign currency, on the same maturity date and with the same currency trader, as specified in the forward currency contract. The Fund realizes a gain or loss as a result of entering into such an offsetting contract to the extent the exchange rate between the currencies involved moved between the time of the execution of the original forward currency contract and the offsetting contract.

The use of forward currency contracts to protect the value of securities against the decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities the portfolio owns or intends to acquire, but

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it does fix a future rate of exchange. Although such contracts minimize the risk of loss resulting from a decline in the value of the hedged currency, they also limit the potential for gain resulting from an increase in the value of the hedged currency. The benefits of forward currency contracts to the portfolio will depend on the ability of the portfolio’s investment manager to accurately predict future currency exchange rates.

Foreign Currency Futures. Generally, foreign futures contracts will be executed on a U.S. exchange. To the extent they are not, however, engaging in such transactions will involve the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic (U.S.) exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the exchange may be liquidated by a transaction on the appropriate domestic market. Moreover, applicable laws or regulations will vary depending on the foreign country in which the foreign futures transaction occurs. Therefore, entities (such as the portfolio) which trade foreign futures contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, Commodity Futures Trading Commission (“CFTC”) regulations, the rules of the National Futures Association or those of a domestic (U.S.) exchange. In particular, monies received from customers for foreign futures transactions may not be provided the same protections as monies received in connection with transactions on U.S. futures exchanges. In addition, the price of any foreign futures and, therefore, the potential profits and loss thereon, may be affected by any variance in the foreign exchange rate between the time the order for the futures contract is placed and the time it is liquidated, offset or exercised.

High-Yield/High-Risk Securities. High-yield/high-risk securities (or “junk” bonds) are debt securities rated below investment grade by the primary rating agencies (such as Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.).

The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk) than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investments.

Issuers of high-yield securities are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. The market for lower quality securities is generally less liquid than the market for higher quality securities. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower quality securities.

Illiquid Securities. Illiquid securities are securities that are not readily marketable. The Board of Trustees, or its delegate, has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are illiquid for purposes of this limitation. Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), such as securities that may be resold to institutional investors under Rule 144A under the Securities Act and Section 4(2) commercial paper may be considered liquid under guidelines adopted by the Board of Trustees.

The Board of Trustees has delegated to the Advisor the day-to-day determination of the liquidity of a security, although it has retained oversight for such determinations. The Board of Trustees has approved procedures that allow the Advisor to deem Section 4(2) commercial paper liquid only if the Advisor determines that there is no significant difference between Section 4(2) commercial paper and traditional commercial paper based upon an evaluation of the following characteristics: (i) market characteristic, such as the nature of the security and the nature of marketplace trades; (ii) trading characteristics, such as the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers; and (iii) the quality of the issue or issuer. With respect to a Fund’s foreign holdings or unregistered securities, a foreign or unregistered security may be considered liquid by the Advisor (despite its restricted nature under the Securities Act) if the security can be freely traded in a foreign securities market or resold to institutional investors and the facts and circumstances support a finding of liquidity.

Investment Companies. The Trust has received an exemptive order from the SEC that allows the Funds to invest a portion of their assets into shares of the Ready Reserves Fund based upon the terms and conditions of such order.

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Pursuant to the order, the Funds may not invest more than 25% of their net assets in the Ready Reserves Fund. The Advisor does not receive an advisory fee from the Ready Reserves Fund for managing the uninvested cash of the other Funds.

Lending. The Income Fund may from time to time lend securities (but not in excess of 75% of its assets) from its portfolio to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, government agency securities, U.S. Government instrumentality securities, cash or cash equivalents adjusted daily to have a market value at least equal to the current market value of the securities loaned plus accrued interest; (2) the portfolio may at any time call the loan and regain the securities loaned; and (3) the Advisor has reviewed the creditworthiness of the borrower and has found it satisfactory. The Funds will receive from the borrower amounts equal to the interest paid on the securities loaned and will also earn income for having made the loan. Any cash collateral will be invested in short-term securities, the income from which will increase the return to the portfolio. The risks associated with lending portfolio securities are similar to those of entering into repurchase agreements. The Growth Fund, Tax-Managed Growth Fund, Large Cap Growth Fund, Small Cap Growth Fund, Small-Mid Cap Growth Fund, International Growth Fund, International Equity Fund, Institutional International Growth Fund, Institutional International Equity Fund and Value Discovery Fund also have the authority to lend portfolio securities.

New Companies. The Small Cap Growth Fund and Small-Mid Cap Growth Fund may invest its assets in the securities of companies with continuous operations of less than three years (“new companies”). Investments in new companies involve considerations that are not applicable to investing in securities of established, larger-capitalization issuers, including reduced and less reliable information about issuers and markets, less stringent financial disclosure requirements and accounting standards, illiquidity of securities and markets, higher brokerage commissions and fees and greater market risk in general. In addition, securities of new companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because such companies normally have fewer shares outstanding than larger companies, it may be more difficult for the Fund to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. These companies may have limited product lines, markets or financial resources and may lack management depth. In addition, these companies are typically subject to a greater degree of changes in business prospects than are larger, more established companies. There is typically less publicly available information concerning these companies than for larger, more established ones.

Although investing in securities of these companies offers potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. Therefore, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital appreciation by investing in more established, larger companies.

Repurchase Agreements. In a repurchase agreement, a portfolio buys a security at one price and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. The Advisor will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a portfolio’s ability to dispose of the underlying securities. The risk to a portfolio is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that the portfolio is entitled to sell the underlying collateral. The loss, if any, to the portfolio will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the portfolio may be delayed or limited. Although no definitive creditworthiness criteria are used, the Advisor reviews the creditworthiness of the banks and non-bank dealers with which the portfolio enters into repurchase agreements to evaluate those risks. The Advisor will review and monitor the creditworthiness of broker-dealers and banks with which the Fund enters into repurchase agreements. A Fund may, under certain circumstances, deem repurchase agreements collateralized by U.S. government securities to be investments in U.S. government securities.

Restricted Securities. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is

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required, a portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. If through the appreciation of restricted securities or the depreciation of unrestricted securities, a Fund would be in a position where more of its net assets are invested in illiquid securities, including restricted securities that are not readily marketable (except for 144A Securities and 4(2) commercial paper deemed to be liquid by the Advisor), than is permitted by its investment restrictions, the Fund will take such steps as it deems advisable, if any, to protect liquidity.

Small Companies. While smaller companies generally have the potential for rapid growth, investments in smaller companies often involve greater risks than investments in larger, more established companies because smaller companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of smaller companies are traded only over-the-counter or on a regional securities exchange and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to greater and more abrupt price fluctuations. When making large sales, a Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company securities. These risks are intensified for investments in micro-cap companies. Investors should be aware that, based on the foregoing factors, an investment in the Small Cap Growth Fund, Small-Mid Cap Growth Fund, Value Discovery Fund, and to a lesser extent, the Growth Fund, the International Growth Fund and the Institutional International Growth Fund, may be subject to greater price fluctuations than an investment in a fund that invests primarily in larger, more established companies. The Advisor’s research efforts may also play a greater role in selecting securities for the portfolio than in a fund that invests in larger, more established companies.

Temporary Defensive Position. Each Fund except the Ready Reserves Fund may significantly alter its make-up as a temporary defensive strategy. A defensive strategy will be employed if, in the judgment of the Advisor, investments in a Fund’s usual markets or types of securities become decidedly unattractive because of current or anticipated non-normal market conditions, including adverse economic, financial, political and social factors. Generally, the Growth Fund, Tax-Managed Growth Fund, Large Cap Growth Fund, Small Cap Growth Fund, Small-Mid Cap Growth Fund, Value Discovery Fund and Income Fund will remain fully invested, and the Advisor will not attempt to time the market. However, if a significant adverse market action is anticipated, investment-grade debt securities may be held without limit as a temporary defensive measure. Normally, the Funds do not purchase any stocks with a view to quick turnover for capital gains. For the International Growth Fund, International Equity Fund, Institutional International Growth Fund and Institutional International Equity Fund, the types of securities that might be acquired and held for defensive purposes could include fixed-income securities and securities issued by the U.S. or foreign governments as well as domestic or foreign money market instruments and non-convertible preferred stock, each of which would be of investment-grade. For temporary defensive purposes, the Income Fund may invest up to 100% of its assets in other types of securities, including high-quality commercial paper, obligations of banks and savings institutions, U.S. Government securities, government agency securities and repurchase agreements, or it may retain funds in cash. The Income Fund does not invest in equity securities. At such time as the Advisor determines that the Fund’s defensive strategy is no longer warranted, the Fund will adjust its portfolio back to its normal complement of securities as soon as practicable. When a Fund is invested defensively, it may not meet its investment objective.

Warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

When-Issued or Delayed Delivery Transactions. Each Fund may purchase newly issued securities on a when-issued basis and may purchase or sell portfolio securities on a delayed delivery basis. When a Fund purchases securities on a when-issued or a delayed delivery basis, it becomes obligated to purchase the securities and it has all

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the rights and risks attendant to ownership of the securities, although delivery and payment occur at a later date. A Fund will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. The value of fixed-income securities to be delivered in the future will fluctuate as interest rates vary. A Fund generally has the ability to close out a purchase obligation on or before the settlement date, rather than take delivery of the security.

At the time a Fund makes the commitment to sell a security on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the security sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. Normally, settlement occurs within one month of the purchase or sale.

To the extent a Fund engages in when-issued or delayed delivery purchases, it will do so for the purpose of acquiring securities consistent with the Fund’s investment objective and policies and not for the purpose of investment leverage or to speculate on interest rate changes, but each Fund reserves the right to sell these securities before the settlement date if deemed advisable. To the extent required to comply with Securities and Exchange Commission Release No. IC-10666, when purchasing securities on a when-issued or delayed delivery basis, each Fund will segregate cash or liquid securities equal to the value of such contracts.

ADDITIONAL INFORMATION ABOUT SHARE CLASSES

(ALL FUNDS EXCEPT INSTITUTIONAL INTERNATIONAL GROWTH FUND

AND INSTITUTIONAL INTERNATIONAL EQUITY FUND)

Purchases.

Purchase of Shares—Alternative Purchase Arrangements. Class A shares of each Fund are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares at the end of the seventh year after issuance (at the end of the third year after issuance for Income Fund). Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares, are subject to a contingent deferred sales charge payable upon certain redemptions within the first year following purchase, and do not convert into another class. Class N shares are sold to investors without an initial sales charge or a contingent deferred sales charge but have higher ongoing expenses than Class I shares. Class I shares are sold to investors without an initial sales charge or a contingent deferred sales charge, and have lower ongoing expenses than Class N shares. When placing purchase orders, investors must specify whether the order is for Class A, Class B, Class C, Class N or Class I shares.

Class A, Class B and Class C shares are not currently offered.

The primary distinctions among the classes of each Fund’s shares lie in their initial and contingent deferred sales charge structure and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees and shareholder services fees. These differences are summarized in the table below. Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives.

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	Sales Charge	Annual 12b-1 Fees (as a % of average daily net assets)	Annual Shareholder Service Fees (as a % of average daily net assets)	Other Information
Class A	Maximum initial sales charge of 5.75% (2.00% for the Income Fund) of the public offering price	None	0.25% (0.15% for Income Fund)	Initial sales charge waived or reduced for certain purchases

Class B	Maximum contingent deferred sales charge of 5.00% (2.00% for the Income Fund) of the value of the original purchase price or sales proceeds, whichever is lower; declines to zero after six years (two years for the Income Fund)	0.75%	0.25% (0.15% for Income Fund)	Shares convert to Class A shares seven years after issuance (three for the Income Fund)

Class C	Contingent deferred sales charge of 1% of redemption proceeds for redemptions made during first year after purchase	0.75%	0.25% (0.15% for Income Fund)	No conversion feature

Class N	None	0.25%(1)	None(2)	None, subject to certain conditions

Class I	None	None	None	None, subject to certain conditions

(1)	For all Funds except the Income Fund (0.15%) and the Ready Reserves Fund.

(2)	The Ready Reserves Fund pays a shareholder service fee of 0.35% of the Fund’s average daily net assets.

Eligibility. In addition to the eligibility requirements set forth in the prospectus, the following types of investors may invest in the following classes of shares:

Class I:

(1)	tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of William Blair and its affiliates and rollover accounts from those plans; and

(2)	investment companies managed by the Advisor that invest primarily in other investment companies.

Share certificates will not be issued for any Share Class.

Distribution Fees. Each Fund (with the exception of the Institutional International Growth Fund, the Institutional International Equity Fund and the Ready Reserves Fund) has adopted plans under Rule 12b-1 (“Distribution Plans”) that provide for fees to compensate the Distributor for distribution and services for Class B, Class C and Class N shares. Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, they will, over time, increase the cost of an investment and can cost more than other types of sales charges.

For its services under the Distribution Plans, the Distributor receives a distribution fee from each Fund, payable monthly, at the annual rate of 0.75%, 0.75% and 0.25%, of average daily net assets attributable to Class B, Class C and Class N shares, respectively, of each Fund except for Class N shares of the Income Fund. For the Class N shares of the Income Fund, the Distributor receives a fee under the Distribution Plan, payable monthly, at the annual rate of 0.15%. As part of the Advisor’s agreement to absorb operating expenses of some Funds over certain amounts, the Distributor may waive a portion of the distribution fee.

Shareholder Service Fees. Shareholder services are provided to each Fund’s Class A, Class B and Class C shares under a Shareholder Services Agreement with the Distributor. The Distributor bears all its expenses of providing services pursuant to the Shareholder Services Agreement, including the payment of shareholder service fees. The Fund pays the Distributor a shareholder services fee, payable monthly, at an annual rate of 0.25% of average daily net assets of Class A, Class B and Class C shares of the Fund (0.15% of average daily net assets for the Income Fund).

Service Fees. The Ready Reserves Fund has entered into a Service Agreement with the Advisor under which the Advisor agrees to provide certain support services to Class N shareholders, including shareholder services and automatic sweep services, for a fee of 0.35% of the Fund’s average net assets. The Board of Trustees has

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determined that the amount payable for “service fees” (as defined by the NASD) does not exceed 0.25% of the average daily net assets attributable to the Class N shares of the Ready Reserves Fund.

Summary of Ongoing Fees for Class A Shares. Under a Shareholder Service Agreement, the Funds pay a shareholder services fee to the Distributor, payable monthly, at an annual rate of 0.25% of average daily net assets of each Fund attributable to Class A shares (0.15% for Class A shares of the Income Fund). The fee is accrued daily as an expense of Class A shares.

Summary of Ongoing Fees for Class B Shares. Under a Distribution Plan, the Funds pay a distribution fee to the Distributor, payable monthly, at the annual rate of 0.75% of average daily net assets of each Fund attributable to Class B shares. Under a Shareholder Service Agreement, the Funds also pay to the Distributor a shareholder services fee, payable monthly, at an annual rate of 0.25% of average daily net assets of each Fund attributable to Class B shares (0.15% for Class B shares of the Income Fund). Both fees are accrued daily as an expense of Class B shares.

Summary of Ongoing Fees for Class C Shares. Under a Distribution Plan, the Funds pay a distribution fee to the Distributor, payable monthly, at an annual rate of 0.75% of average daily net assets of each Fund attributable to Class C shares. Under a separate Shareholder Services Agreement, the Funds also pay to the Distributor a shareholder services fee, payable monthly, at an annual rate of 0.25% of average daily net assets of each Fund attributable to Class C shares (0.15% for Class C shares of the Income Fund). Both fees are accrued daily as an expense of Class C shares.

Summary of Ongoing Fees for Class N Shares. Under a Distribution Plan, the Funds (except for the Ready Reserves Fund) pay a distribution fee to the Distributor, payable monthly, at the annual rate of 0.25% of average daily net assets of each Fund (0.15% of the Income Fund) attributable to Class N shares. The fee is accrued daily as an expense of Class N shares.

Under the Service Agreement, the Ready Reserves Fund pays a shareholder service fee to the Advisor, payable monthly, at the annual rate of 0.35% of average daily net assets of the Fund attributable to Class N shares. The fee is accrued daily as an expense of Class N shares.

Summary of Ongoing Fees for Class I Shares. The Funds do not pay a distribution or shareholder services fee for Class I shares.

Initial Sales Charge Alternative—Class A Shares. The public offering price of Class A shares for purchasers choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below:

	Equity Funds Sales Charge
Amount of Purchase	As a Percentage of Offering Price	As a Percentage of Net Asset Value*	Allowed to Dealers as a Percentage of Offering Price***
$0 - $49,999	5.75%	6.10%	5.00%
$50,000 - $99,999	4.50%	4.71%	3.75%
$100,000 - $249,999	3.50%	3.63%	2.75%
$250,000 - $499,999	2.50%	2.56%	2.00%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1 million and over**	0.00%	0.00%	1.00%

*	Rounded to the nearest one-hundredth percent.

**	Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

***	Commission is payable by the Distributor as discussed below.

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	Income Fund Sales Charge
Amount of Purchase	As a Percentage of Offering Price	As a Percentage of Net Asset Value*	Allowed to Dealers as a Percentage of Offering Price***
$0 - $49,999	2.00%	2.04%	1.75%
$50,000 - $99,999	2.00%	2.04%	1.75%
$100,000 - $249,999	1.50%	1.52%	1.25%
$250,000 - $499,999	1.50%	1.52%	1.25%
$500,000 - $999,999	1.00%	1.01%	0.75%
$1 million and over**	0.00%	0.00%	0.50%

*	Rounded to the nearest one-hundredth percent.

**	Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

***	Commission is payable by the Distributor as discussed below.

Class A shares of a Fund may be purchased at net asset value to the extent that the amount invested represents the net proceeds from a redemption of shares of a mutual fund for which William Blair or an affiliate does not serve as investment manager (“non-William Blair Fund”) provided that: (a) the investor has previously paid either an initial sales charge in connection with the purchase of the non-William Blair Fund shares, and (b) the purchase of Fund shares is made within 90 days after the date of such redemption. To make such a purchase at net asset value, the investor or the investor’s dealer must, at the time of purchase, submit a request that the purchase be processed at net asset value pursuant to this privilege. The Distributor may in its discretion compensate firms for sales of Class A shares under this privilege at a commission rate of 0.50% of the amount of Class A shares purchased. The redemption of the shares of the non-William Blair Fund is, for Federal income tax purposes, a sale upon which a gain or loss may be realized.

Class A shares of a Fund may be purchased at net asset value by: (a) any purchaser provided that the amount invested in such Fund or other William Blair Funds listed under “Special Features — Class A Shares — Combined Purchases” totals at least $1,000,000 including purchases of Class A shares pursuant to the “Combined Purchases,” “Letter of Intent” and “Cumulative Discount” features described under “Special Features”; or (b) a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457, provided in each case that such plan has not less than 200 eligible employees (the “Large Order NAV Purchase Privilege”). Redemption within two years of shares purchased under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge. See “Contingent Deferred Sales Charge — Large Order NAV Purchase Privilege” below.

Because there are nominal sales efforts associated with their purchases, Class A shares may be sold at net asset value in any amount to: (a) officers, trustees, directors, employees (including retirees) and sales representatives of a Fund, its investment manager, its principal underwriter or certain affiliate companies, for themselves or members of their families; (b) registered representatives and employees of broker-dealers having selling group agreements with the Distributor and officers, directors and employees of service agents of the Funds, for themselves or their spouses or dependent children; and (c) any trust, pension, profit-sharing or other benefit plan for only such persons. Class A shares may be sold at net asset value in any amount to selected employees (including their spouses and dependent children) of banks and other financial services firms that provide services related to order placement and payment to facilitate transactions in shares of the Funds for their clients pursuant to an agreement with the Distributor or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund shares may purchase Fund Class A shares at net asset value hereunder. Class A shares of a Fund may be sold at net asset value through certain investment advisors registered under the Investment Advisers Act of 1940 and other financial services firms that adhere to certain standards established by the Distributor, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program under which such clients pay a fee to the Advisor or other firm for portfolio management and other services. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the Funds. The Funds may also issue Class A shares at net asset value in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gain dividends.

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The sales charge scale is applicable to purchases made at one time by any “purchaser” which includes: an individual; or an individual, his or her spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account; or an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under Section 401 of the Code; or other organized group of persons whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

Deferred Sales Charge Alternative—Class B Shares. Investors choosing the deferred sales charge alternative may purchase Class B shares at net asset value per share without any sales charge at the time of purchase. Since Class B shares are being sold without an initial sales charge, the full amount of the investor’s purchase payment will be invested in Class B shares for his or her account. A contingent deferred sales charge may be imposed upon redemption of Class B shares. See “Redemption or Repurchase of Shares — Contingent Deferred Sales Charge — Class B Shares.”

Class B shares of a Fund will automatically convert to Class A shares of the same fund eight years (four years for the Income Fund) after issuance on the basis of the relative net asset value per share. The purpose of the conversion feature is to relieve holders of Class B shares from the distribution services fee when they have been outstanding long enough for the Distributor to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder’s Fund account will be converted to Class A shares on a pro rata basis.

Purchase of Class C Shares. The public offering price of the Class C shares of a Fund is the next determined net asset value. No initial sales charge is imposed. Since Class C shares are sold without an initial sales charge, the full amount of the investor’s purchase payment will be invested in Class C shares for his or her account. A contingent deferred sales charge may be imposed upon the redemption of Class C shares if they are redeemed within one year of purchase. See “Contingent Deferred Sales Charge — Class C Shares” below.

Purchase of Class N and Class I Shares. The public offering price of the Class N and Class I shares of a Fund is the next determined net asset value. No initial sales charge or contingent deferred charge is imposed. Since Class N and Class I shares are sold without an initial sales charge, the full amount of the investor’s purchase payment will be invested in Class N and Class I shares for the investor’s account.

Fees Paid by Distributor to Service Firms. The Distributor may enter into related arrangements with various broker-dealer firms and other service firms (“firms”), that provide services and facilities for their customers or clients who are shareholders of a Fund. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Fund, assistance to clients in changing dividend and investment options, account designations and addresses and such other services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. The Distributor also may provide some of the above services and retains any portion of the fee under the Shareholder Services Agreement not paid to firms. Currently, the shareholder services fee payable to the Distributor is based upon all Fund assets.

Class A Shares. Each Fund receives the entire net asset value of all its Class A shares sold. The Distributor retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers (up to 5.00% for equity funds and up to 1.75% for the Income Fund) is set forth in the table in “Initial Sales Charge Alternative — Class A shares” above. Upon notice to all dealers with whom it has sales agreements, the Distributor may allow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is reallowed, such dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

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The Distributor may in its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of a Fund at net asset value in accordance with the Large Order NAV Purchase Privilege up to the following amounts: 1.00% of the net asset value of shares of all Funds (except the Income Fund) sold and 0.50% on the net asset value of shares of the Income Fund sold. For purposes of determining the appropriate commission percentage to be applied to a particular sale, the Distributor will consider the cumulative amount invested by the purchaser in a Fund and other Funds listed under “Special Features — Class A Shares — Combined Purchases,” including purchases pursuant to the “Combined Purchases,” “Letter of Intent” and “Cumulative Discount” features referred to above. The privilege of purchasing Class A shares of a Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another asset value purchase privilege also applies.

For periods after the first year, the Distributor intends to pay firms for sales of Class A shares a shareholder services fee, payable quarterly, at an annual rate of 0.25% of net assets attributable to Class A shares (0.15% of net assets attributable to Class A shares of Income Fund). The fee will continue until terminated by the Distributor or the Fund.

Class B Shares. For Class B shares, the Distributor receives any contingent deferred sales charges but may compensate firms for sales of Class B shares at the time of sale at a commission rate of up to 4.00% for equity funds (1.50% for the Income Fund). For periods after the first year, the Distributor intends to pay firms for sales of Class B shares a shareholder services fee, payable quarterly, at an annual rate of 0.25% of net assets attributable to Class B shares (0.15% of net assets attributable to Class B shares of Income Fund). The fee will continue until terminated by the Distributor or the Fund.

Class C Shares. The Distributor currently intends to pay firms for sales of Class C shares a distribution and shareholder services fee of an initial 1.00% of the sale price at the time of sale and a periodic fee beginning one year after the sale, payable quarterly, at an annual rate of 1.00% of net assets attributable to Class C shares (0.90% of net assets attributable to Class C shares of Income Fund). The Distributor retains any contingent deferred sales charge on Class C shares.

Class N Shares. With the exception of the Ready Reserves Fund, the Distributor, in its discretion, may compensate firms, payable quarterly, at an annual rate up to 0.25% (0.15% for the Income Fund) of the net assets attributable to Class N shares.

General. Banks and other financial services firms may provide services related to order placement and payment to facilitate transactions in shares of a Fund for their clients, and the Distributor may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers, as described above. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. The Distributor does not believe that termination of a relationship with a bank would result in any material adverse consequences to a Fund.

Orders for the purchase of shares of a Fund will be confirmed at a price based on the net asset value of that Fund next determined after receipt by the Distributor of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see “Net Asset Value”) and received by the Distributor prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day (“trade date”). The Funds reserve the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased.

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Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Funds’ shares. Some may establish a higher minimum investment requirement than set forth above. Firms may arrange with their clients for other investments or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients’ return. Firms also may hold the Funds’ shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Funds’ transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Funds through the Distributor for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their client’s accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and reimbursement of cash dividends. Such firms may receive compensation from the Funds through the Distributor Service Agent for these services. This statement of additional information should be read in connection with such firms’ material regarding their fees and services.

The Funds reserve the right to withdraw all or any part of the offering made by this statement of additional information and reject purchase orders. Also, from time to time, each Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of such Fund may be permitted to continue to purchase additional shares of such class and to have dividends reinvested.

The conversion of Class B shares to Class A shares may be subject to the continuing availability of an opinion of counsel, ruling by the Internal Revenue Service or other assurance acceptable to each Fund to the effect that (a) the assessment of the distribution services fee with respect to Class B shares and not Class A shares does not result in the Fund’s dividends constituting “preferential dividends” under the Internal Revenue Code, and (b) that the conversion of Class B shares to Class A shares does not constitute a taxable event under the Internal Revenue Code. The conversion of Class B shares to Class A shares may be suspended if such assurance is not available. In that event, no further conversion of Class B shares would occur, and shares might continue to be subject to the distribution services fee for an indefinite period that may extend beyond the proposed conversion date as described herein.

The Trust has authorized certain members of the NASD, other than the Distributor to accept purchase and redemption orders for the Funds’ shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Funds’ behalf. Orders for purchase or redemption will be deemed to have been received by the Trust when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Trust and the broker, ordinarily orders will be priced at the Fund’s net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of a Fund’s shares are arranged and settlement is made at an investor’s election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Trust and the Distributor each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trust and the Distributor may suspend or terminate the offering of shares of a Fund at any time for any reason.

Redemption Fees. The Funds can experience substantial price fluctuations and are intended for long-term investors. Short-term or excessive traders who engage in frequent purchases and redemptions can disrupt each Fund’s investment program and create significant additional transaction costs that are borne by all shareholders. Therefore, each Fund (with the exception of the Institutional International Growth Fund, the Institutional International Equity Fund, the Income Fund and the Ready Reserves Fund) assesses a redemption fee of 1.00% (2.00% for the International Growth Fund and the International Equity Fund) on Class N and Class I shares redeemed within 60 days of purchase. Redemption fees may not be assessed in certain circumstances, including the following: shares purchased through reinvested distributions; certain distributions required by law or due to shareholder hardship; redemptions through a Systematic Withdrawal Plan; certain types of accounts held through intermediaries; accounts held through intermediaries that are unable or unwilling to assess redemption fees and do not report sufficient information to the Fund to allow the Fund to impose a redemption fee; and circumstances where the Advisor believes it to be in the best interest of the Fund and in accordance with the Funds’ policies and procedures to waive the redemption fee on behalf of the Fund.

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Due to limitations with system capabilities, certain broker-dealers, banks, plan administrators and other intermediaries may not be able to track and collect redemption fees at this time or their method for tracking and calculating redemption fees may differ from those of the Fund. There is no assurance that the Fund’s redemption fee policies will be effective in limiting and deterring short-term and excessive trading in all circumstances.

Suspension of Redemption or Delay in Payment. The Trust may not suspend the right of redemption or delay payment on its shares for more than seven days except (a) during any period when the New York Stock Exchange is closed (other than on weekends and customary holidays); (b) when trading in the markets that the portfolio normally utilizes is restricted or any emergency exists as determined by the Securities and Exchange Commission, so that disposal of a Fund’s investments or determination of its net asset value is not reasonably practicable; or (c) for such other periods as the Securities and Exchange Commission may permit by order for protection of the Trust’s shareholders.

Special Redemptions. Although it is the present policy of all of the Funds to redeem shares in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment of large redemptions were made wholly in cash, the Funds will pay the redemption price in whole or in part by a distribution of portfolio instruments in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such instruments at the same value used to determine net asset value and selecting the instruments in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurs, shareholders receiving instruments and selling them before their maturity could receive less than the redemption value of such instruments and could also incur transaction costs. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Funds are obligated to redeem portfolio shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the portfolio during any 90-day period for any one shareholder of record.

Contingent Deferred Sales Charge—Large Order NAV Purchase Privilege. A contingent deferred sales charge may be imposed upon redemption of Class A shares that are purchased under the Large Order NAV Purchase Privilege as follows: for all Funds (except the Income Fund), 1% if they are redeemed within one year of purchase and 0.50% if they are redeemed during the second year after purchase and for the Income Fund, 0.50% if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the original purchase price or sales proceeds, whichever is lower. The contingent deferred sales charge will be waived in the event of: (a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457, provided in each case that such plan has not less than 200 eligible employees; (b) redemption of shares of a shareholder (including a registered joint owner) who has died; (c) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (d) redemptions under a Fund’s Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account; and (e) redemptions of shares whose dealer of record at the time of the investment notifies the Distributor that the dealer waives the discretionary commission applicable to such Large Order NAV Purchase.

Contingent Deferred Sales Charge—Class B Shares. A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends on Class B shares. The charge is computed at the following rates applied to the value of the original purchase price or sales proceeds, whichever is lower.

Year of Redemption After Purchase	Equity Funds Contingent Deferred Sales Charge	Income Fund Contingent Deferred Sales Charge
First	5.00%	2.00%
Second	4.00%	1.00%
Third	3.00%	0.00%
Fourth	3.00%	0.00%
Fifth	2.00%	0.00%
Sixth	1.00%	0.00%
Seventh	0.00%	0.00%

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The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan for up to 10% of net assets annually (see “Special Features — Systematic Withdrawal Plan” below), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder’s life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59½ and (e) for redemptions to satisfy required minimum distributions after age 70½ from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder’s William Blair Funds’ IRA accounts). The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount recordkeeping system made available by the Distributor: (a) redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege), (b) redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in a Fund), (c) redemptions in connection with distributions qualifying under the hardship provisions of the Internal Revenue Code and (d) redemptions representing returns of excess contributions to such plans.

Contingent Deferred Sales Charge—Class C Shares. A contingent deferred sales charge of 1% may be imposed upon redemption of Class C shares if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the original purchase price or sales proceeds, whichever is lower. The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (limited to 10% of the net asset value of the account, see “Special Features — Systematic Withdrawal Plan”), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder’s life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59½, (e) for redemptions to satisfy required minimum distributions after age 70½ from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder’s William Blair Funds’ IRA accounts), (f) for any participant-directed redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Distributor and (g) redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to William Blair Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly.

Contingent Deferred Sales Charge—General. The following example will illustrate the operation of the contingent deferred sales charge. Assume that an investor makes a single purchase of $10,000 of a Fund’s Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 of share appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 4.00% (1.00% for the Income Fund) ($40 ($10 for the Income Fund)) because it was in the second year after the purchase was made.

The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in December, 1999 will be eligible for the second year’s charge if redeemed on or after December 1, 2000. In the event no specific order is requested when redeeming shares subject to a contingent deferred sales charge, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. The Distributor receives any contingent deferred sales charge directly.

Special Features.

Class A Shares—Combined Purchases. Each Fund’s Class A shares (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of any William Blair Fund.

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Class A Shares—Letter of Intent. The same reduced sales charges for Class A shares, as shown in the applicable prospectus or statement of additional information, also apply to the aggregate amount of purchase of such Fund made by any purchaser within a 12-month period under a written Letter of Intent (“Letter”) provided by the Distributor. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The Letter for an employer sponsored employee benefit plan maintained on the subaccount record keeping system available through the Distributor may have special provisions regarding payment of any increased sales charge resulting from a failure to complete the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such William Blair Funds held of record as of the initial purchase date under the Letter as an “accumulation credit” toward the completion of the Letter, but no price adjustment will be made on such shares. Only investments in Class A shares are included in this privilege.

Class A Shares—Cumulative Discount. Class A shares of a Fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of a Fund being purchased, the value of all Class A shares of the William Blair Funds (computed at the maximum offering price at the time of purchase for which the discount is applicable) already owned by the investor.

Class A Shares—Availability of Quantity Discounts. An investor or the investor’s dealer or other financial services firm must notify the Distributor whenever a quantity discount or reduced sales charge is applicable to a purchase. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts described above may be modified or terminated at any time.

Exchange Privilege. Shareholders of Class A, Class B, Class C, Class N and Class I shares may exchange their shares for shares of the corresponding class of other William Blair Funds in accordance with the provisions below.

Class A Shares. Class A shares of the William Blair Funds may be exchanged for each other at their relative net asset values.

Class A shares of a Fund purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of another William Blair Fund under the exchange privilege described above without paying any contingent deferred sales charge at the time of exchange. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed in accordance with the foregoing requirements provided that the shares redeemed will retain their original cost and purchase date for purposes of the contingent deferred sales charge.

Class B Shares. Class B shares of a Fund may be exchanged for each other at their relative net asset values. Class B shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For purposes of the contingent deferred sales charge that may be imposed upon the redemption of the Class B shares received on exchange, amounts exchanged retain their original cost and purchase date.

Class C Shares. Class C shares of a Fund may be exchanged for each other at their relative net asset values. Class C shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For determining whether there is a contingent deferred sales charge that may be imposed upon the redemption of the Class C shares received, by exchange, they retain the cost and purchase date of the shares that were originally purchased and exchanged.

Class N Shares. Class N shares of the William Blair Funds may be exchanged for each other at their relative net asset values.

Class I Shares. Class I shares of the William Blair Funds may be exchanged for each other at their relative net asset values. However, clients of William Blair & Company, L.L.C. whose shares were converted into Class I shares on September 30, 1999 may exchange their Class I shares only for the Class I shares of another Fund whose shares they

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held on September 30, 1999 and which shares were converted into Class I shares; otherwise, such clients may only exchange their Class I shares for Class N shares of another Fund.

Exchanges are effected by redeeming your shares of a Fund and purchasing shares of another Fund or Funds. Exchanges of Class N or Class I shares within 60 days of purchase from a Fund (with the exception of the Institutional International Growth Fund, the Institutional International Equity Fund, the Income Fund and the Ready Reserves Fund) will be subject to the 1.00% redemption fee (2.00% for exchanges from International Growth Fund and International Equity Fund shares).

General. Exchanges will be effected by redeeming your shares and purchasing shares of the other William Blair Fund or William Blair Funds requested. Shares of a William Blair Fund with a value in excess of $1 million acquired by exchange from another William Blair Fund may not be exchanged thereafter until they have been owned for 15 days (the “15 Day Hold Policy”). For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. The Fund reserves the right to reject any exchange order for any reason, including excessive, short-term (market timing) or other abusive trading practices which may disrupt portfolio management. Exchanges within 60 days of purchase from Class N or Class I shares of the William Blair international funds will be subject to a 2.00% redemption fee, and exchanges within 60 days of purchase from Class N or Class I shares of the William Blair equity funds will be subject to a 1.00% redemption fee. The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder’s adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other funds from dealers, other firms or the Distributor. Exchanges may be accomplished by a written request to William Blair, or by telephone if the shareholder has given authorization. Once the authorization is on file, the Distributor will honor requests by telephone subject to the limitations on liability under “HOW TO EXCHANGE SHARES (BY MAIL OR BY TELEPHONE) – By Telephone” found in the Prospectus. During periods when it is difficult to contact the Distributor by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Exchanges may only be made for the funds that are available for sale in the shareholder’s state of residence.

ADDITIONAL INFORMATION ABOUT THE INSTITUTIONAL INTERNATIONAL GROWTH FUND

AND INSTITUTIONAL INTERNATIONAL EQUITY FUND

Summary of Ongoing Fees for Fund Shares. The Institutional International Growth Fund and Institutional International Equity Fund do not pay a distribution or shareholder services fee.

Purchase of Fund Shares. The public offering price of the shares of the Institutional International Growth Fund and Institutional International Equity Fund and is the next determined net asset value. No initial sales charge or contingent deferred charge is imposed. Since Institutional International Growth Fund and Institutional International Equity Fund shares are sold without an initial sales charge, the full amount of the investor’s purchase payment will be invested in Institutional International Growth Fund and Institutional International Equity Fund shares for the investor’s account.

General. Orders for the purchase of shares of the Institutional International Growth Fund and Institutional International Equity Fund will be confirmed at a price based on the net asset value of the Institutional International Growth Fund and Institutional International Equity Fund next determined after receipt by the Distributor of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see “Net Asset Value”) and received by the Distributor prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day (“trade date”). The Institutional International Growth Fund and Institutional International Equity Fund reserve the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank

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than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased.

The Institutional International Growth Fund and Institutional International Equity Fund reserve the right to withdraw all or any part of the offering made by this statement of additional information and reject purchase orders. Also, from time to time, the Funds may temporarily suspend the offering of its shares to new investors. During the period of such suspension, persons who are already shareholders of the Institutional International Growth Fund or Institutional International Equity Fund normally are permitted to continue to purchase additional shares of the Institutional International Growth Fund and Institutional International Equity Fund and to have dividends reinvested.

If purchases or redemptions of the Institutional International Growth Fund and Institutional International Equity Fund’s shares are arranged and settlement is made at an investor’s election through an authorized NASD member, that member may, at its discretion, charge a fee for that service. The Funds and the Distributor have the right to limit the amount of purchases by, and to refuse to sell to, any person. The Board of Trustees and the Distributor may suspend or terminate the offering of shares of the Institutional International Growth Fund at any time for any reason.

Share Certificates. Share certificates will not be issued for Institutional International Growth Fund and Institutional International Equity Fund shares.

Redemptions. The Institutional International Growth Fund and Institutional International Equity Fund are intended as a long-term investment vehicle and not to provide a means of speculating on short-term market movements

Suspension of Redemption or Delay in Payment. The Trust may not suspend the right of redemption or delay payment on its shares for more than seven days except (a) during any period when the New York Stock Exchange is closed (other than on weekends and customary holidays); (b) when trading in the markets that the portfolio normally utilizes is restricted or any emergency exists as determined by the Securities and Exchange Commission, so that disposal of the Institutional International Growth Fund and Institutional International Equity Fund’s investments or determination of its net asset value is not reasonably practicable; or (c) for such other periods as the Securities and Exchange Commission may permit by order for protection of the Trust’s shareholders.

Special Redemptions. Although it is the present policy of the Institutional International Growth Fund and Institutional International Equity Fund to redeem shares in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment of large redemptions were made wholly in cash, the Institutional International Growth Fund and Institutional International Equity Fund will pay the redemption price in whole or in part by a distribution of portfolio instruments in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such instruments at the same value used to determine net asset value and selecting the instruments in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurs, shareholders receiving instruments and selling them before their maturity could receive less than the redemption value of such instruments and could also incur transaction costs. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Institutional International Growth Fund and Institutional International Equity Fund are obligated to redeem portfolio shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the portfolio during any 90-day period for any one shareholder of record.

GENERAL TRUST INFORMATION

Determination of Net Asset Value. For each Fund, net asset value is determined as of the close of regular trading on the New York Stock Exchange, which is generally 3:00 p.m., Central time (4:00 p.m. Eastern time). Net asset value is not determined on the days that the New York Stock Exchange is closed, which generally includes the observance of New Year’s Day, Dr. Martin Luther King Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the net asset value for the Ready Reserves Fund is not calculated on the observance of Columbus Day and Veteran’s Day. Net asset value is not required to be computed on a day when no orders to purchase shares were received and no shares were tendered for redemption.

Ready Reserves Fund. As mentioned in the prospectus, the Ready Reserves Fund values its portfolio instruments at amortized cost in accordance with Rule 2a-7 under the 1940 Act, which means that they are valued at their

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acquisition cost (as adjusted for amortization of premium or discount), rather than at current market value. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the portfolio would receive if it sold the instrument. Calculations are made to compare the value of the portfolio’s investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value or values obtained from yield data relating to classes of money market instruments published by reputable sources at the bid price for such securities.

If a deviation of one-half of one percent or more were to occur between the net asset value per share calculated by reference to market values and the portfolio’s $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees determined would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If the portfolio’s net asset value per share (computed using market values) declined, or was expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividends for the period during which they held shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the portfolio’s net asset value per share (computed using market values) were to increase, or were anticipated to increase, above $1.00 (computed using amortized cost), the Board of Trustees might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

The Ready Reserves Fund has never had a deviation of one-half of one percent or more between its net asset value per share calculated by reference to market values and its $1.00 per share net asset value; therefore, no Board actions of the type described above have been taken. To use the amortized cost method of valuation, the portfolio is limited to investing in instruments that the Board of Trustees has determined present minimal credit risks and that are within certain rating categories of a nationally recognized statistical rating organization.

Domestic Equity Securities. The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

Foreign Equity Securities. If the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (4:00 p.m. Eastern time), the Funds use an independent pricing service on a daily basis to fair value price the security as of the close of regular trading on the New York Stock Exchange. As a result, a Fund’s value for a security may be different from the last sale prior (or the latest bid price). Otherwise, the value of a foreign equity security is determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market, as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price.

Fixed-Income Securities. Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Other Securities and Assets. Other securities, and all other assets, including securities for which a market price is not available or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust’s valuation procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

Tax Status. The following is intended to be a general summary of certain federal income tax consequences of investing in one or more Funds. It is not intended as a complete discussion of all such tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the Untied States as of the date of this Statement of Additional Information, which tax laws may change or be subject to new interpretation

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by the courts or the Internal Revenue Service either retroactively or prospectively. Investors are therefore advised to consult with their tax advisors before making an investment in a Fund.

Each series (Fund) of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has qualified and elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and intends to continue to so qualify in the future. As such, and by complying with the applicable provisions of the Code regarding the sources of its income, the amount and timing of its distributions and the diversification of its assets, each Fund generally will not be subject to federal income tax on its taxable income (including net short-term and long-term capital gains) that is distributed to shareholders in accordance with the requirements of the Code. However, a Fund would be subject to federal income tax (currently at a maximum rate of 35%) on any undistributed taxable income.

Each Fund intends to declare and make distributions during the calendar year of an amount sufficient to prevent imposition of a 4% nondeductible federal excise tax. The required distribution generally is the sum of (1) at least 98% of a Fund’s ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gain net income for the twelve-month period ending on October 31 of such calendar year, and (3) the sum of all undistributed ordinary income and capital gain net income from any prior year, less any over-distribution from any prior year.

If in any taxable year a Fund fails to qualify as a regulated investment company under the Code, such Fund would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In such event, a Fund’s distributions, to the extent derived from its current or accumulated earning and profits, would generally constitute dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders. Furthermore, individual and other non-corporate shareholders generally would be able to treat such distributions as “qualified dividend income” eligible for reduced rates of federal income taxation in taxable years beginning on or before December 31, 2008.

The Trust is required to withhold federal income tax at a current rate of 28% (commonly called “backup withholding”) from taxable distributions to shareholders that do not provide the Fund with a taxpayer identification (social security) number or in other circumstances where shareholders have failed to comply with requirements contained in the Code or regulations thereunder.

Special tax provisions may accelerate or defer recognition of certain gains or losses, change the character of certain gains or losses or alter the holding periods of certain of a Fund’s securities. Specifically, the mark-to-market rules of the Code may require a Fund to recognize unrealized gains and losses on certain forward contracts, futures and foreign currency futures held by a Fund at the end of the Trust’s tax year. Under these provisions, 60% of any gain or loss deemed to be recognized will generally be treated as long-term capital gain or loss, and 40% of any gain or loss will generally be treated as short-term capital gain or loss. Although certain foreign currency forward contracts and foreign currency futures contracts are marked-to-market, any gain or loss related to foreign currency fluctuations is generally treated as ordinary income or loss under Section 988 of the Code (see below). In addition, the straddle rules of the Code require deferral of certain losses realized on positions of a straddle to the extent that the portfolio has unrealized gains in offsetting positions at year end. The Funds have elected to mark-to-market their investments in passive foreign investment companies for federal income tax purposes.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions that involve foreign currency-denominated debt securities, certain foreign currency options, foreign currency forward contracts, foreign currencies or payables or receivables denominated in a foreign currency are generally subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. For example, if a Fund sold a foreign stock or bond and part of the gain or loss on the sale was attributable to an increase or decrease in the value of a foreign currency, then the currency gain or loss may be treated as ordinary income or loss. If such transactions result in higher net ordinary income, the dividends paid by the Fund will be increased.

The International Growth Fund, the International Equity Fund, the Institutional International Growth Fund and the Institutional International Equity Fund may qualify for and make an election permitted under the “pass through” provisions of Section 853 of the Code, which allows a regulated investment company to elect to have its foreign tax credit taken by its shareholders instead of on its own tax return. To be eligible for this credit, more than 50% of the value of the Fund’s total assets at the close of its taxable year must consist of stock or securities in foreign

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corporations, and the Fund must have distributed at least 90% of its (i) investment company taxable income and (ii) net tax-exempt interest income for such taxable year.

If a Fund makes this election, it may not take any foreign tax credit and may not take a deduction for foreign taxes paid. Instead, each shareholder would include in his, her or its gross income, and treat as paid by such shareholder, his, her or its proportionate share of the foreign taxes paid by the Fund and may take either a credit or deduction (as applicable) for such foreign taxes.

If the U.S. government were to impose any restrictions, through taxation or other means, on foreign investments by U.S. investors such as those to be made through the International Growth Fund, the Board of Trustees will promptly review such Fund’s policies to determine whether significant changes in its investments are appropriate.

Non-U.S. investors who invest in a Fund which is not treated as being effectively connected with the conduct of a U.S. trade or business, will generally be subject to U.S. federal income tax treatment that is different from that described above and in the prospectus. Such investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as dividends from the Fund, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, and to 30% backup withholding on certain other payments from a Fund. Non-U.S. investors should consult their tax advisors regarding such treatment and the application of foreign taxes to an investment in a Fund.

Retirement Plans. The Trust offers a variety of retirement investment programs whereby contributions are invested in shares of the Trust’s Funds and any income dividends or capital gain distributions are reinvested in additional full and fractional shares of the Fund.

Individual Retirement Accounts. One type of tax-deferred retirement plan that may hold shares in a Fund is an Individual Retirement Account (“IRA”). There are three kinds of IRAs that an individual may establish: traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts, formerly known as an education IRA. With a traditional IRA, an individual may be able to make a deductible contribution equal to the lesser of $4,000 (or $4,500 for those persons age 50 or older before the close of the tax year) or, if less, the amount of the individual’s earned income, for any taxable year prior to the year the individual reaches age 70½ by the end of the taxable year if neither the individual nor his or her spouse is an active participant in certain employer-sponsored retirement plans. An individual who is (or who has a spouse who is) an active participant in an employer-sponsored retirement plan may not be able to deduct the full amount of the IRA contributions; the amount, if any, of IRA contributions that are deductible by such an individual is determined by the individual’s (and spouse’s, if applicable) adjusted gross income for the year. Even if an individual is not permitted to make a deductible contribution to an IRA for a taxable year, the individual may nonetheless make nondeductible contributions up to the lower of $4,000 or 100% of earned income for that year. A spouse also may contribute up to $4,000 (or $4,500 for those 50 and over), subject to certain limitations. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Lump sum distributions from another qualified retirement plan may generally be rolled over into a traditional IRA tax-free if such amounts are rolled over within 60 days after receipt of the distribution. Rollovers may be subject to a 20% withholding, unless there is direct trustee-to-trustee transfer.

With a Roth IRA, an individual may make only nondeductible contributions; an individual can make contributions equal to the lesser of $4,000 (or $4,500 for those age 50 and older) or the amount of the individual’s earned income for any taxable year, reduced by the amount of contributions for the tax year made to all other IRAs; but only if the individual’s (and spouse’s, if applicable) adjusted gross income for the year is less than $95,000 for single individuals or $150,000 for married individuals. The maximum contribution amount phases out and falls to zero between $95,000 and $110,000 for single persons and between $150,000 and $160,000 for married persons filing jointly. Contributions to a Roth IRA may be made even after the individual attains age 70½. Distributions from a Roth IRA that satisfy certain requirements will not be includable in income when received. Distributions of earnings not satisfying these requirements will generally be taxable. Certain taxpayers with adjusted gross income of $100,000 or less generally may elect to convert a traditional IRA into a Roth IRA. The full taxable amount held in the traditional IRA that is converted into a Roth IRA will be taxable in the year of the conversion.

A Coverdell Education Savings Account (“CESA”) provides a method for saving for the higher education expenses of a child; it is not designed for retirement savings. Generally, amounts held in a CESA may be used to pay for

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qualified higher education expenses at an eligible (post-secondary) educational institution. However, a CESA can also be used to cover certain qualified elementary and secondary expenses. An individual may contribute to a CESA for the benefit of a child under 18 years old if the individual’s income does not exceed certain limits. The maximum contribution for the benefit of any one child is $2,000 per year. Contributions are not deductible, but earnings accumulate tax-free until withdrawal, and withdrawals used to pay qualified higher education expenses of the beneficiary (or transferred to a CESA of a qualified family member) generally will not be taxable. This income exclusion, however, may not be available in any year in which the HOPE Credit or the Lifetime Learning Credit is claimed. Certain other withdrawals may be subject to tax.

Please call the Trust to obtain information regarding the establishment of an IRA or a CESA. An IRA plan custodian may charge fees in connection with establishing and maintaining such accounts. An investor should consult with a competent tax advisor for specific advice concerning his or her tax status and the possible benefits of establishing one or more IRAs and/or CESAs. The description above is only very general; there are numerous other rules applicable to these plans to be considered before establishing one.

Simplified Employee Pension Plans. An employer may establish a Simplified Employee Pension (SEP) plan under which the employer makes contributions to all eligible employees’ IRAs. Any Fund’s shares may be used for this purpose.

Qualified Retirement Plans. A corporation, partnership or sole proprietorship may establish a defined contribution retirement plan (such as a qualified money purchase pension or profit sharing plan) and make contributions for each participant up to the lesser of each participant’s gross compensation or $40,000, or such lower limits as may be established by the terms of a plan. Such contributions may be made by the employer and, if certain conditions are met, participants may also make nondeductible voluntary contributions.

Under the Code, an investor has at least seven days in which to revoke an IRA after receiving certain explanatory information about the plan. Individuals who have received distributions from certain qualified plans may roll over all or part of such distributions into an IRA, which will generally defer taxes on the distributions and shelter investment earnings. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be “rolled over.” The 20% withholding requirement, however, does not apply to distributions from IRAs or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account or IRA. Shareholders are advised to consult with a tax professional regarding this requirement.

Shareholders should consult their tax advisors about the application of the provisions of tax law in light of their particular tax situations.

Independent Registered Public Accounting Firm. The Trust’s independent registered public accounting firm is Ernst & Young LLP, Sears Tower, 233 South Wacker Drive, Chicago, Illinois 60606. Ernst & Young audits and reports upon the Trust’s annual financial statements, reviews certain regulatory reports, reviews the Trust’s Federal and state tax returns and performs other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust.

Legal Counsel. Vedder, Price, Kaufman & Kammholz, P.C., 222 North LaSalle Street, Chicago, Illinois 60601, is the counsel to the Trust and the independent Trustees of the Trust.

Custodian. The Trust’s custodian, Investors Bank and Trust Company (“IBT”), 200 Clarendon Street, Boston, Massachusetts 02116, has custody of all securities and cash of the Trust and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust, as well as certain bookkeeping, data processing and administrative services pertaining to the Trust’s operations, including compliance monitoring and preparation of the Trust’s tax returns. The Advisor pays IBT’s compliance monitoring fees. The custodian for IRAs may be State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

Transfer Agent Services. State Street Bank and Trust Company (“State Street”), 225 Franklin Street, Boston, Massachusetts 02110, is the Trust’s transfer agent and dividend-paying agent. State Street, as the shareholder service agent, provides certain bookkeeping, data processing and administrative services pertaining to the maintenance of shareholder accounts.

Reports to Shareholders. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

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SHAREHOLDER RIGHTS

The Funds are twelve series currently established by the Trust. All shares of each William Blair Fund have equal rights with respect to dividends, assets and liquidation of a portfolio and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of each Fund will be voted in the aggregate, except when a separate vote by Fund is required under the 1940 Act. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights.

Under Delaware law, the Trust generally is not required to hold annual shareholders’ meetings. Upon the written request of ten or more shareholders that have held Trust shares for at least six months in an amount equal to the lesser of 1% of the outstanding shares or $25,000, the Trust will either disseminate appropriate materials (at the expense of the requesting shareholders) or provide such shareholders access to a list of names and addresses of all shareholders of record. The written notice must state that the shareholders making such request wish to communicate with the other shareholders to obtain the signatures necessary to demand a meeting to consider removal of a director. The Trust will hold shareholders’ meetings when requested to do so in writing by one or more shareholders collectively holding at least 10% of the shares entitled to vote, such request specifying the purpose or purposes for which each meeting is to be called, or when determined by a majority of the Board of Trustees in their discretion. Shareholders’ meetings also will be held in connection with the following matters: (1) the election or removal of directors, if a meeting is called for such purpose; (2) the adoption of any contract for which shareholder approval is required by the Act; (3) any termination of the Trust; (4) certain amendments to the Declaration of Trust; (5) any merger, consolidation or sale of assets; (6) incorporation of the Trust; and (7) such additional matters as may be required by law, the Declaration of Trust, the By-Laws of the Trust or any registration of the Trust with the Securities and Exchange Commission or any state, or that the Trustees may consider necessary or desirable, such as changes in fundamental investment objectives, policies or restrictions.

The Trustees serve until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of their successors or until a director sooner dies, resigns, retires, or is removed by a majority vote of the shares entitled to vote or by a majority of the trustees. In accordance with the Act, the Trust will hold a shareholders’ meeting for the election of trustees at such time that (1) less than a majority of the trustees has been elected by the shareholders and (2) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders. A trustee may be removed from office by a vote of the holders of a majority of the outstanding shares entitled to vote.

INVESTMENT CRITERIA

Value Discovery Fund. The Value Discovery Fund’s investment objective is to seek long-term capital appreciation. The Fund pursues its objective by investing with a value discipline primarily in the equity securities of small companies. The Advisor’s small cap value search begins with the total universe of companies with market capitalizations of less than $2.0 billion. This represents approximately 95% of all companies trading in the U.S. From time to time, the Fund may invest in securities of micro-cap companies (i.e., those with market capitalizations of $300 million or less at the time of the Fund’s purchase. They identify and quantify potential price/value disparities, conduct fundamental due diligence and formulate an opinion of the firm, estimate the value of the fund, calculate the total expected return for all portfolio and database firms daily, build a portfolio of high-expected return, low valuation and high quality firms and adhere to a structured sell discipline. In selecting companies for investment, the Advisor evaluates the extent to which a company meets the investment criteria set forth below. The weight given to a particular investment criterion will depend upon the circumstances, and some portfolio holdings may not meet all of the following criteria:

Material Price/Value Disparity—whether the company’s current market value reflects a material discount from the Advisor’s estimate of the company’s intrinsic value. In determining a company’s intrinsic value, the Advisor generally will assess whether a company’s share price appears to be inexpensive relative to any of the following: sales, projected earnings, projected cash flow, discounted cash flow, asset values and liquidation value. The discount of the market value from the intrinsic value is considered material when it provides an adequate return opportunity compared to alternative small company investments. The Advisor believes that the short-term market assessment of a company’s value can differ materially from a long-term perspective. Therefore, price/value disparities can result from particular industries and companies currently

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being in disfavor in the market. As the reasons for market disfavor dissipate, a market reassessment can result in price appreciation. However, there is no guarantee that this will result in market appreciation for a company.

Probable Expansion in Profitability—whether the company has a reasonable expectation of improving its level of profitability over a three-year investment horizon. The Advisor believes an expansion in profit margins generally results in improved market valuation. Therefore, the Advisor will look for companies that it believes have the potential for normal, sustainable levels of profitability greater than their current levels. Factors used to assess the normal level of future profitability for a company include industry profit levels and competitiveness and the company’s competitive advantages and business strategy.

Skilled and Committed Management—whether the company has a capable and skilled management team and a clearly articulated and logical business strategy with a reasonable probability of successful execution. Generally, this determination will be made through due diligence with management, which often includes on-site meetings. Factors used to assess management’s ability to execute its business strategy include tangible evidence of prior business success and management’s level of financial commitment to the company through equity ownership.

Strong Capital Structure—whether the company has a relatively simple, clean financial structure without excessive use of financial leverage. In addition, the company should adhere to conservative and straightforward accounting practices.

Positive Catalyst-the likelihood that the company will undergo a positive corporate change within a three-year investment horizon. Examples of positive corporate changes may include: successful execution of its business plan, acquisitions, mergers, spin-offs, divestitures, new products and management additions or changes. The portfolio seeks to invest in companies before a positive catalyst becomes apparent to the market.

Income Fund. The Advisor uses the following process to construct fixed income portfolios:

•	A maturity range is selected that meets the fund’s overall risk parameters.

•	Cash levels and maturity distributions are chosen to reflect current and expected interest rates. The fund’s need for liquidity is also factored.

•	When buying securities, careful attention is paid to factors such as options, prepayments, etc., that may adversely affect prices in different interest rate environments.

•	Individual, non-government position sizes are limited to less than 10% of the value of the Fund.

•	Bond types are varied to favor sectors expected to benefit from periodic changes in yield spreads.

TRUST HISTORY

The Trust is a Delaware statutory trust organized under a Declaration of Trust dated September 8, 1999. The Trust was formerly organized as a Maryland corporation on September 22, 1987 under the name of William Blair Ready Reserves, Inc. (the “Company”). On April 30, 1991, a reorganization of the Company and Growth Industry Shares, Inc., a Maryland corporation, occurred such that Growth Industry Shares, Inc. was reorganized into a separate portfolio of the Company, now the Growth Fund, and the Fund changed its name to William Blair Mutual Funds, Inc. On December 15, 1999, the Company was reorganized into the Trust and changed its name to William Blair Funds. The Trust operates as an open-end, management type investment company, as defined in the 1940 Act. Presently, the Trust is offering shares of the twelve Funds described in the prospectuses, all of which are diversified portfolios. The Board of Trustees of the Trust may, however, establish additional portfolios with different investment objectives, policies and restrictions in the future.

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FINANCIAL INFORMATION OF THE TRUST

The Trust’s audited financial statements, including the notes thereto, contained in the Trust’s annual reports to shareholders for the period ended December 31, 2004, and report of independent registered public accounting firm are incorporated herein by reference. Additional copies of the reports to shareholders may be obtained without charge by writing or calling the Trust.

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APPENDIX A -

DESCRIPTION OF MONEY MARKET INSTRUMENTS

The following information includes a description of certain money market instruments in which the Ready Reserves Fund portfolio may invest to the extent consistent with its investment objective.

United States Government Securities. These include marketable securities issued by the United States Treasury, which consist of bills, notes and bonds. Such securities are direct obligations of the United States government and are backed by the full faith and credit of the United States. They differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

Government Agency Securities. These include debt securities issued by government-sponsored enterprises, federal agencies or instrumentalities and international institutions. Such securities are not direct obligations of the U.S. Treasury but involve some government sponsorship or guarantees. Different instruments have different degrees of government backing. For example, securities issued by the Federal National Mortgage Association are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances. Securities issued by the Student Loan Marketing Association are supported only by the credit of the agency that issued them. Thus, the Fund may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

Short-Term Corporate Debt Instruments. These include commercial paper (including variable amount master demand notes), which refers to short-term unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. In addition, some short-term paper, which can have a maturity exceeding nine months, is issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (“Section 4(2) paper”). The Ready Reserves Fund portfolio may invest in Section 4(2) paper with maturities of twelve months or less. Section 4(2) paper is restricted as to disposition under the Federal securities laws and generally is sold to institutional investors such as the Fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes.

Because variable amount master demand notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for the notes. Typically, agreements relating to such notes provide that the lender may not sell or otherwise transfer the note without the borrower’s consent. Such notes provide that the interest rate on the amount outstanding is adjusted periodically, typically on a daily basis in accordance with a stated short-term interest rate benchmark. Since the interest rate of a variable amount master demand note is adjusted no less often than every 60 days and since repayment of the note may be demanded at any time, the Fund values such a note in accordance with the amortized cost basis at the outstanding principal amount of the note.

Also included are nonconvertible corporate debt securities (e.g., bonds and debentures) with no more than 397 days remaining to maturity at the date of settlement. Corporate debt securities with a remaining maturity of less than one year tend to become quite liquid, have considerably less market value fluctuations than longer term issues and are traded as money market securities.

Bank Money Instruments. These include instruments such as certificates of deposit, time deposits and bankers’ acceptances. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A time deposit is a non-negotiable deposit in a banking institution earning a specified interest rate over a given period of time. A banker’s acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Repurchase Agreements. A repurchase agreement is an instrument under which the purchaser (e.g., a mutual fund) acquires ownership of an obligation (debt security) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. This results in a

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fixed rate of return insulated from market fluctuations during such period. The underlying securities will consist only of U.S. Government or government agency or instrumentality securities.

Repurchase agreements usually are for short periods, typically less than one week. Repurchase agreements are considered to be loans under the 1940 Act, with the security subject to repurchase, in effect, serving as “collateral” for the loan. The Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of a default by the seller because of bankruptcy or otherwise, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

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APPENDIX B - RATINGS OF DEBT OBLIGATIONS

COMMERCIAL PAPER RATINGS

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor’s for commercial paper:

“A-1” - Issue’s degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted “A-1+.”

“A-2” - Issue’s capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

“A-3” - Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes and circumstances than an obligation carrying a higher designation.

“B” - Issue has only a speculative capacity for timely payment.

“C” - Issue has a doubtful capacity for payment.

“D” - Issue is in payment default. The “D” category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired when S& P believes such payments will be made during such grace period.

“D” - Securities are in actual or imminent payment default.

“F-1+” - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

“F-1” - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated “F-1+.”

“F-2” - Securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the “F-1+” and “F-1” categories.

“F-3” - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

“F-S” - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

Fitch Ratings’ short-term ratings apply generally to debt obligations that are payable on demand or have original maturities of up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

Moody’s commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody’s for commercial paper:

“Not Prime” - Issuer does not fall within any of the Prime rating categories.

“Prime-1” - Issuer or related supporting institutions are considered to have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2” - Issuer or related supporting institutions are considered to have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

“Prime-3” - Issuer or related supporting institutions have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

CORPORATE LONG-TERM DEBT RATINGS

The following summarizes the ratings used by Standard & Poor’s for corporate and municipal debt:

“AAA” - This designation represents the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment is extremely strong.

“AA” - An obligation rated “AA” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” - An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” - An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC,” and “C” - Debt is regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

“BB” - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” - Debt is more vulnerable to non-payment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” - An obligation rated “CC” is currently highly vulnerable to non-payment.

“C” - The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

“D” - An obligation rated “D” is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. “D” rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-) - The ratings from “AA” through “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

“r” - This rating is attached to highlight derivative, hybrid, and certain other obligations that S& P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

The following summarizes the ratings used by Moody’s for corporate and municipal long-term debt:

“Aaa” - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa” - Bonds are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

“A” - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

“Baa” - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba,” “B,” “Caa,” “Ca,” and “C” - Bonds that possess one of these ratings provide questionable protection of interest and principal (“Ba” indicates some speculative elements; “B” indicates a general lack of characteristics of desirable investment; “Caa” represents a poor standing; “Ca” represents obligations which are speculative in a high degree; and “C” represents the lowest rated class of bonds). “Caa,” “Ca” and “C” bonds may be in default.

Con. (-) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

(P) - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody’s believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

The following summarizes the highest four ratings used by Fitch Ratings for corporate and municipal bonds:

“AAA” - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

“AA” - Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+.”

“A” - Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

“BBB” - Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

“BB” - Bonds considered to be speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

“B” - Bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

“CCC” - Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

“CC” - Bonds are minimally protected. Default in payments of interest and/or principal seems probable over time.

“C” - Bonds are in imminent default in payment of interest or principal.

“DDD,” “DD” and “D” - Bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. “DDD” represents the highest potential for recovery on these securities, and “D” represents the lowest potential for recovery.

To provide more detailed indications of credit quality, the Fitch ratings from and including “AA” to “C” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

WILLIAM BLAIR FUNDS

PART C

OTHER INFORMATION

ITEM 22.	Exhibits

(a)	(i) Declaration of Trust dated September 3, 1999.(4)

(ii)	Amendment to the Declaration of Trust dated April 24, 2001.(6)

(iii)	Amendment to the Declaration of Trust effective October 23, 2001.(7)

(iv)	Amendment to Declaration of Trust effective October 21, 2003.(11)

(v)	Written Instrument Establishing and Designating Shares of the William Blair Institutional International Growth Fund dated April 23, 2002.(9)

(vi)	Written Instrument Establishing and Designating Shares of the William Blair Small-Mid Cap Growth Fund.(10)

(vii)	Written Instrument Establishing and Designating Shares of the William Blair International Equity Fund and the William Blair Institutional International Equity Fund dated February 18, 2004.(12)

(b)	Amended and Restated By-laws dated October 23, 2001.(7)

(c)	None.

(d)	(i) Form of Management Agreement (Amended and Restated) dated December 15, 1999.(4)

(ii)	Letter Agreement to Management Agreement dated April 23, 2002.(8)

(iii)	Letter Agreement to Management Agreement dated December 23, 2003.(11)

(iv)	Letter Agreement to Management Agreement dated May 24, 2004.(12)

(e)	(i) Underwriting Agreement.(1)

(ii)	Form of Distribution Agreement — Class B and Class C.(2)

(iii)	Distribution Agreement — Class N.(3)

(f)	None.

(g)	(i) Custodian Agreement.(3)

(ii)	Form of Amended and Restated Delegation Agreement.(6)

(iii)	Amendment to Custodian Agreement dated August 1, 2001.(7)

(iv)	Amendment to Custodian Agreement dated April 23, 2002.(9)

(v)	Amendment Agreement.(11)

(vi)	Amendment to Custodian Agreement dated November 1, 2004.*

(h)	(i) Transfer Agency and Service Agreement dated September 30, 1999.(7)

(ii)	Amendment to Transfer Agency and Service Agreement dated October 1, 2001.(7)

(iii)	Amendment to Transfer Agency and Service Agreement dated April 23, 2002.(9)

(iv)	Form of Amendment to Transfer Agency and Service Agreement.(11)

(v)	Amendment to Transfer Agency and Service Agreement dated January 1, 2005.*

(vi)	Shareholder Services Agreement — Class A, Class B and Class C dated July 30, 1999.(4)

(vii)	Amended Expense Limitation Agreement for the Value Discovery Fund effective May 1, 2005.*

(viii)	Amended Expense Limitation Agreement for the Tax-Managed Growth Fund effective May 1, 2005.*

(ix)	Amended Expense Limitation Agreement for the Small Cap Growth Fund effective May 1, 2005.*

(x)	Amended Expense Limitation Agreement for the Large Cap Growth Fund effective May 1, 2005.*

(xi)	Amended Expense Limitation Agreement for the Institutional International Growth Fund effective May 1, 2005.*

(xii)	Amended Expense Limitation Agreement for the Small-Mid Cap Growth Fund effective May 1, 2005.*

(xiii)	Amended Expense Limitation Agreement for the International Equity Fund effective May 1, 2005.*

2

(xiv)	Amended Expense Limitation Agreement for the Institutional International Equity Fund effective May 1, 2005.*

(xv)	Expense Limitation Agreement for the International Growth Fund effective May 1, 2005.*

(xvi)	Expense Limitation Agreement for the Income Fund effective May 1, 2005.*

(xvii)	Services Agreement – Class N dated October 24, 2000.(6)

(xviii)	Form of Indemnification Agreement(14)

(xix)	Administration Agreement dated November 1, 2004.*

(xx)	Amendment to Administration Agreement dated January 18, 2005.*

(i)	Opinion and Consent of Vedder, Price, Kaufman & Kammholz, P.C. *

(j)	Consent of Ernst & Young LLP. *

(k)	Not applicable.

(l)	Not applicable.

(m)	(i) Distribution Plan — Class B and Class C.(2)

(ii)	Amended Distribution Plan – Class N.(6)

(n)	Amended Multi-Class Plan.(6)

(o)	(i) Powers of Attorney for each trustee (with the exception of Donald L. Seeley and Donald J. Reaves).(9)

(ii)	Power of Attorney for Donald L. Seeley.(10)

(iii)	Power of Attorney for Donald J. Reaves.(13)

(p)	Amended Code of Ethics.(14)

(1)	Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A as filed on or about March 1, 1996.

(2)	Incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A as filed on or about July 30, 1999.

(3)	Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A as filed on or about September 29, 1999.

(4)	Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A as filed on or about December 21, 1999.

(5)	Incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A as filed on or about April 28, 2000.

(6)	Incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A as filed on or about April 27, 2001.

(7)	Incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A as filed on or about April 12, 2002.

3

(8)	Incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A as filed on or about June 26, 2002.

(9)	Incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A as filed on or about April 30, 2003

(10)	Incorporated herein by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A as filed on or about October 10, 2003.

(11)	Incorporated herein by reference to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A as filed on or about December 24, 2003.

(12)	Incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A as filed on or about May 24, 2004.

(13)	Incorporated herein by reference to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A as filed on or about February 25, 2005.

(14)	Incorporated herein by reference to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A as filed on or about March 4, 2005.

*	Filed herewith.

ITEM 23.	Persons Controlled by or Under Common Control with Registrant

Not applicable.

ITEM 24.	Indemnification

Section 5.2 of Article V of the Registrant’s Declaration of Trust provides for indemnification of directors and officers under certain circumstances but does not allow such indemnification in cases of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Each of the trustees who is not an “interested person” (as defined under the Investment Company Act of 1940) of Registrant (a “Non-interested Trustee”) has entered into an indemnification agreement with Registrant, which agreement provides that the Registrant shall indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer or employee of the Registrant to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The indemnification agreement cannot be altered without the consent of the Non-interested Trustee and is not affected by amendment of the Declaration of Trust. In addition, the indemnification agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses more timely, efficient and certain. In accordance with Section 17(h) of the Investment Company Act of 1940, the indemnification agreement does not protect a Non-interested Trustee against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

The Investment Management Agreement between the Registrant and William Blair & Company, L.L.C. (the “Advisor”) provides that, in the absence of willful misfeasance, bad faith,

4

gross negligence or reckless disregard of obligations or duties thereunder on the part of the Advisor, the Advisor shall not be liable for any error of judgment or mistake of law, or for any loss suffered by the Fund in connection with the matters to which such Agreement relates.

ITEM 25.	Business and Other Connections of Investment Advisor

Registrant’s investment advisor is William Blair & Company, L.L.C., a limited liability company. In addition to its services to Registrant as investment advisor as set forth in Parts A and B of this Registration Statement on Form N-1A, William Blair & Company, L.L.C. is a registered broker-dealer and engages in investment banking.

The principal occupations of the principals and primary officers of William Blair & Company, L.L.C. are their services as principals and officers of that Company. The address of William Blair & Company, L.L.C. and Registrant is 222 West Adams Street, Chicago, Illinois 60606.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each principal of William Blair & Company, L.L.C. is, or at any time during the last two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee:

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Benjamin C. Andrew, Principal

Steven J. Ashby, Principal

5

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity

Nolan H. Baird, Jr., Principal

Tony Baldwin, Principal

John A. Barone, Principal

Michael W. Barone, Principal

Reto B. Baruffol, Principal

William Benton, Principal

Cushman B. Bissell, Principal

Bowen Blair, Senior Principal	The Art Institute of Chicago Chicago Historical Society College of the Atlantic Field Museum of Natural History	Trustee Trustee Life Trustee Trustee

Edward McC. Blair, Sr., Senior Principal	The Art Institute of Chicago Pullman Educational Foundation Rush Medical Center University of Chicago	Life Trustee Life Trustee Life Trustee Life Trustee

Edward McC. Blair, Jr., Principal	Chicago Zoological Society Global International Business Systems Interluken Genetics Pharos Industries Pullman Educational Foundation University of Chicago Hospital	Trustee Director Director (resigned 2003) Director Trustee Trustee

Douglas A. Blauw, Principal

6

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Mark G. Brady, Principal

Karl W. Brewer, Principal	William Blair Funds	Senior Vice President

Kenton L. Brown, Principal

Mark Buchta, Principal

Harvey H. Bundy, III, Principal	Inforte Corp. William Blair Funds	Director Senior Vice President

Timothy L. Burke, Principal	Health Care Service Corporation	Director

George K. Busse, Principal	Busse Venture Associates George L. Busse & Co. Crow Prospectors Mount Prospect National Bank Zehenstiet Partners	Partner Director Partner (closed 2003) Director Partner (closed 2003)

Mark Calzolano, Principal

Stephen Campbell, Principal

Thomas F. Campion, Principal

Ellen Carnahan, Principal	William Blair Capital Partners	Managing Director (resigned 2004)

	William Blair Capital Partners V, VI & VII, LLC William Blair Venture Partners, L.P.	Managing Member General Partner

Timothy Carroll, Principal

7

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Robert W. Cartwright, Principal

Candida M. Casey, Principal

Marc W. Christman, Principal

Richard P. Conklin, Principal

James J. Connors, Principal

E. David Coolidge, III, Principal	Coverall Services Kmart Holdings Duluth Trading	Director Director Director

Christopher A. Cotter, Principal

Thomas J. Croghan, Principal

John Cultra, Principal

Benjamin W. Curtis, Principal

Michael T. Davis, Principal

Edward J. Dellin, Principal

Kelley R. Drake, Principal

Rosa M. Ebling, Principal

8

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Stephen E. Elkins, Principal

John R. Ettelson, Principal

David T. Farina, Principal	P.C. Plumber	Chairman

Francis C. Farwell, Principal	Lake Forest Bank & Trust Company	Director

Brent W. Felitto, Principal

Conrad Fischer, Principal	APM Limited Partnership Chicago Child Care Society William Blair Funds	General Partner Trustee, Emeritus Chairman and Trustee

Frederick D. Fischer, Principal

Robert C. Fix, Principal

Anthony P. Flanagan, Principal

Charles W. Freeburg, Principal

Christopher B. Fuchs, Principal

Mark A. Fuller, III, Principal	Fuller Investment Company Fulsen Howney Partners William Blair Funds Winnville Partners, LLC	President Partner Senior Vice President Partner

Glenn C. Gandolfi, Principal

9

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
John R. Gardner, Principal

Jeffrey Germanotta, Principal	Remote Inventory Systems	Advisory Board Member (resigned 2004)

Winton G. Gibbons, Principal

Brent Gledhill, Principal

Daniel R. Glynn, Jr., Principal

James W. Golan, Principal	Key Ambassador Co. William Blair Funds	Director Senior Vice President

Joel K. Gomberg, Principal

Richard D. Gottfred, Principal

John K. Greene, Principal	Chicago Horticultural Society The Garden Conservatory St. Paul’s School	Trustee Trustee Trustee

Thomas L. Greene, Principal

W. George Greig, Principal	William Blair Funds	Senior Vice President

Phillip E. Gutman, Jr. Principal

Marco Hanig, Principal	William Blair Funds Chicago Scores	President Director

10

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
John J. Harris, Principal

Dwight E. Helm, Principal

Elizabeth M. Hennessy, Principal

James P. Hickey, Principal

Steven Hillstrom, Principal

Anthony T. Hoban, Principal

Charles H. Hodges, IV, Principal

William Iannessa, Principal

Stephen D. Jacobson, Principal

Michael Jancosek, Principal	William Blair Funds	Senior Vice President

Edgar D. Jannotta, Senior Principal	AON Corporation
Bandag, Incorporated
Exelon Corporation
Molex Incorporated
Pot Belly Sandwich Works, Inc.
Sloan Valve Company
William Blair Capital Management, LP
William Blair Capital Partners VI, LLC
William Blair Leveraged Capital
	Management, LP	Director Director Director Director Director Director Partner Managing Member Partner

11

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
John F. Jostrand, Principal	William Blair Funds	Senior Vice President

Michael Kalt, Principal

James S. Kaplan, Principal	William Blair Funds	Senior Vice President

Eric Karnig, Principal

Brian L. Kasal, Principal	Chicago Area Council Boy Scouts of America	Director

William O. Kasten, Principal	Charles Allis Museum iParenting.com Town & Country Shop Villa Terrace Museum Voyager Outward Bound School	Board Member Director President Board Member Board Member

Theodore C. Kauss, Jr., Principal

John P. Kayser, Principal	Chicago Stock Exchange DuPage Children’s Museum King-Bruwaert House	Board of Governors Director Director

Christine N. Evans Kelly, Principal	Big Shoulders YMCA, Metropolitan Chicago	Director Director

Matthew P. Kerekes, Principal

John Kibler, Principal

Kathleen Kidder, Principal

Nancy Kimble, Principal

12

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Richard M. King, Principal

Richard P. Kiphart, Principal	Advanced Biotherapy Divine Interventures Erickson Institute First Data Lyric Opera Merit Music Program Naturevision Inc. Photo Control Safeline Schaeffer International	Director Advisory Board (resigned 2003) Director (resigned 2003) Director Director Director Director Advisory Board (resigned 2004) Director Advisory Board (resigned 2004)

Charles J. Kraft, III, Principal	Spartan Holdings, LLC	President

John C. Kreger, Principal

Albert J. Lacher, Principal

Isidora Lagos, Principal

Joseph F. LaManna, Principal

Thomas E. Lanctot, Principal

Louise Lane, Principal

Mark R. Lane, Principal

13

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Robert C. Lanphier, IV, Principal	Ag. Med, Inc. William Blair Funds	Chairman Senior Vice President

Alan A. Lazzara, Principal

Laura J. Lederman, Principal

Matthew A. Litfin, Principal

David K. Mabie, Principal

Douglas W. Mabie, Principal

James W. Mabie, Principal

Annette Marker, Principal

Kelly J. Martin, Principal

Dewey Martinelli, Principal

Loui L. Marver, Principal

Ralph Mastrangelo, Principal

James D. McKinney, Principal	LEK Consulting	Advisory Board Member

Carlette C. McMullan, Principal

14

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
James M. McMullan, Principal	The University of Mississippi Foundation	Director

Mark L. McNay, Principal

David Merjan, Principal

Robert Metzger, Principal

Mark R. Miller, Principal

Corey A. Minturn, Principal

David Mitchell, Principal	William Blair Funds	Senior Vice President

Richard F. Morris, Principal

David W. Morrison, Principal	Bell Flavors & Fragrances, Inc.	Director

Terrence G. Muldoon, Principal

Robert D. Newman, Principal

Gregg S. Newmark, Principal	William Blair Capital Partners	Managing Director

Daniel J. Nichols, Principal

John F. O’Toole, Principal

15

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Thomas W. Pace, Principal

Karl Palasz, Principal

James J. Palmich, Principal

Brett L. Paschke, Principal

R. Scott Patterson, Principal	Card Systems Solutions, Inc.	Director

William T. Patterson, Principal

William C. Perlitz, Principal

Michael A. Pitt, Principal

Gregory J. Pusinelli, Principal	William Blair Funds	Senior Vice President

Peter J. Raphael, Principal

Philip W. Reitz, Principal

David P. Ricci, Principal

William J. Roddy, Principal

16

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Daniel J. Roesner, Principal

Jeffrey S. Rosenberg, Principal

Eric B. Rowley, Principal

Steven Ryan, Principal

Alfred J. Salvino, Principal

Thomas J. Salvino, Principal

Brian Scullion, Principal

Michelle R. Seitz, Principal	William Blair Funds	Trustee

Neal L. Seltzer, Principal	Host Foundation Scholarship and Guidance Foundation Serendipity Fund II, L.P.	Director Director General Partner

Barbara J. Semens, Principal

William B. Semmer, Principal	Chicago Home and Garden Magazine	Director

Arthur J. Simon, Principal

Michael Sirvinsicas, Principal

Christopher R. Spahr, Principal

17

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Rita J. Spitz, Principal

John Buck Stebbins, Principal

Philip W. Stekl, Principal

Luke S. Stifflear, Principal

Thomas H. Story, Principal

Raymond J. Teborek, Principal	Rental Max	Director

D. Michael Thompson, Principal

Mark A. Timmerman, Principal

Samuel J. Tinaglia, Principal	Chicago Historical Society Psi Upsilon Fraternity Foundation	Trustee Trustee

Christopher Triffilio, Principal

Britt Trukenbrod, Principal	My Footpath, LLC	Board Member

Norbert W. Truderung, Principal	William Blair Funds	Senior Vice President

W. James Truettner, Jr., Principal

Franco Turrinelli, Principal

18

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Jeffrey A. Urbina, Principal	William Blair Funds	Senior Vice President

Eric Vanderoef, Principal

Christopher Vincent, Principal	William Blair Funds	Senior Vice President

Bennett Wang, Principal

Michael Ward, Principal

James E. Washburn, Principal

Kathleen A. Wieland, Principal

Daniel J. Wilson, Principal

Thomas A. Wilson, Jr., Principal

ITEM 26.	Principal Underwriters

(a)	William Blair & Company, L.L.C., principal underwriter for Registrant, also acts as investment advisor for the following investment companies (other than Registrant): Liberty All-Star Growth Fund, Inc.; Schwab MarketMaster International Growth Fund, a series of Schwab Funds; SP William Blair International Growth Fund, a series of America Skandia Advisor Funds, Inc.; ASAF William Blair International Growth Fund, a series of America Skandia Trust; GBC International Equity Fund, a series of GBC Mutual Funds; Ethical International Equity Fund, series of Ethical Funds Inc.; Vanguard Variable Insurance Fund Growth Portfolio; Vanguard U.S. Growth Fund; International Equity Investments Portfolio of Consulting Group Capital Markets Fund; Commonfund International Equity Fund; Commonfund Institutional International Equity Fund; and Strategic Partners International Growth Fund.

19

(b)	The main business address of each principal and officer of William Blair & Company, L.L.C., principal underwriter for Registrant, is 222 West Adams Street, Chicago, Illinois 60606. See Item 25 for information with respect to officers and principals of William Blair & Company, L.L.C.

(c)	Not applicable.

ITEM 27.	Location of Accounts and Records

All such accounts, books and other documents are maintained by the Registrant’s officers at the offices of the Registrant and the offices of the Investment Advisor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606. Shareholder account information and original shareholder correspondence is also available at the offices of the Transfer Agent and Dividend Paying Agent, State Street Bank and Trust Company, P.O. Box 8506, Boston, Massachusetts 02266-8506.

ITEM 28.	Management Services

Not applicable.

ITEM 29.	Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 29th day of April, 2005.

WILLIAM BLAIR FUNDS

By:	/s/ MARCO HANIG
Marco Hanig, President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacity indicated and on the 29th day of April, 2005.

Signature	Title

/s/ THEODORE A. BOSLER* Theodore A. Bosler	Trustee

/s/ CONRAD FISCHER* Conrad Fischer	Trustee (Chairman of the Board)

/s/ ANN P. MCDERMOTT* Ann P. McDermott	Trustee

/s/ DONALD J. REAVES* Donald J. Reaves	Trustee

/s/ JOHN B. SCHWEMM* John B. Schwemm	Trustee

/s/ MICHELLE R. SEITZ* Michelle R. Seitz	Trustee

/s/ DONALD L. SEELEY* Donald L. Seeley	Trustee

/s/ ROBERT E. WOOD II* Robert E. Wood II	Trustee

/s/ MARCO HANIG Marco Hanig	President (Principal Executive Officer)

/s/ TERENCE M. SULLIVAN Terence M. Sullivan	Treasurer (Principal Financial Officer, Principal Accounting Officer)

By:	/s/ MARCO HANIG
Marco Hanig, Attorney-in-Fact

*	Marco Hanig signs this document pursuant to powers of attorney previously filed.

22

EXHIBIT INDEX

Exhibit Number	Exhibit Title
(g)(vi)	Amendment to Custodian Agreement

(h)(v)	Amendment to Transfer Agency and Service Agreement

(h)(vii)	Amended Expense Limitation Agreement for the Value Discovery Fund effective May 1, 2005

(h)(viii)	Amended Expense Limitation Agreement for the Tax-Managed Growth Fund effective May 1, 2005

(h)(ix)	Amended Expense Limitation Agreement for the Small Cap Growth Fund effective May 1, 2005

(h)(x)	Amended Expense Limitation Agreement for the Large Cap Growth Fund effective May 1, 2005

(h)(xi)	Amended Expense Limitation Agreement for the Institutional International Growth Fund effective May 1, 2005

(h)(xii)	Amended Expense Limitation Agreement for the Small-Mid Cap Growth Fund effective May 1, 2005

(h)(xiii)	Amended Expense Limitation Agreement for the International Equity Fund effective May 1, 2005

(h)(xiv)	Amended Expense Limitation Agreement for the Institutional International Equity Fund effective May 1, 2005

(h)(xv)	Expense Limitation Agreement for the International Growth Fund effective May 1, 2005

(h)(xvi)	Expense Limitation Agreement for the Income Fund effective May 1, 2005

(h)(xix)	Administration Agreement

(h)(xx)	Amendment to Administration Agreement

(i)	Opinion and Consent of Vedder, Price, Kaufman & Kammholz, P.C.

(j)	Consent of Ernst & Young LLP.